As filed with the Securities and Exchange Commission on April 23, 2019
Commission File Nos. 333-183050
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 14	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 670	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

PERSPECTIVE II® (Single Share)
PERSPECTIVE II
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after September 10, 2012)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 29, 2019. This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the Statement of Additional Information (“SAI”) dated April 29, 2019 that is available upon request without charge. To obtain a copy, complete the Statement of Additional Information Request Form on page 171, or contact us at our:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

This prospectus describes the investment options and optional features that we currently offer under the Contract. At the time you purchase the Contract, it is possible that not all of the optional features listed in this prospectus will be available, as we reserve the right to prospectively restrict availability of the optional features. The Contract is available through other broker-dealers with optional withdrawal charge schedules and optional features not available under this version. In addition, certain broker-dealers selling the Contracts may limit the investment options and/or optional features that are available to their customers. Ask your representative about which investment options and/or optional features are not offered. If a particular investment option or optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 171. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The fixed options will have limited availability if you elect a Contract Enhancement. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust
JNL/American Funds® Balanced Fund
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds® Capital Income Builder Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund **
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/First State Global Infrastructure Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Hedged Equity Fund

JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund *
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P International 5 Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard U.S. Stock Market Index Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Telecommunications Sector Fund

Jackson Variable Series Trust

JNL/American Funds® Global Growth Fund

JNL/American Funds® Growth Fund
JNL Conservative Allocation Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL Moderate Allocation Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine® Total Return Fund
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
JNL/Epoch Global Shareholder Yield Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/Lazard International Strategic Equity Fund
JNL/Neuberger Berman Currency Fund
JNL/Nicholas Convertible Arbitrage Fund
JNL/PIMCO Investment Grade Corporate Bond Fund
JNL/PPM America Long Short Credit Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund
JNL/The London Company Focused U.S. Equity Fund
JNL/WCM Focused International Equity Fund

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus. You should read the summary prospectuses before investing.
This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your representative for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:

• Mailing in the postage-paid card on the cover of this report;
• Calling 1-866-349-4564; or
• Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately.

* Effective August 13, 2018, the Investment Division of the Separate Account investing in the JNL/PPM America Small Cap Value Fund stopped accepting any additional allocations or transfers. Please see “Investment Divisions” on page 18 for more information.

**Effective June 24, 2019, the Investment Division of the Separate Account investing in the JNL/Vanguard Small Company Growth Fund will stop accepting any additional allocations or transfers. If you currently have an automatic program, such as Dollar

Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, or Rebalancing, and it includes an allocation to the JNL/Vanguard Small Company Growth Investment Division, you can continue to invest in this Investment Division based on your existing election until you revise or terminate the automatic program.

If you make a subsequent Premium payment and have future allocation instructions on file with us that include an allocation to the JNL/Vanguard Small Company Growth Investment Division, you must choose a replacement Investment Division by June 21, 2019. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available Investment Division.

Amounts invested in the JNL/Vanguard Small Company Growth Investment Division as of June 24, 2019 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of this Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/Vanguard Small Company Growth Investment Division on or after June 24, 2019, you will not be able to transfer back in.

For additional information, please see the April 29, 2019 JNL ® Series Trust prospectus.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	7
EXAMPLE	12
CONDENSED FINANCIAL INFORMATION	13
THE ANNUITY CONTRACT	13
JACKSON	14
THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT	14
The Fixed Account	14
The GMWB Fixed Account	17
THE SEPARATE ACCOUNT	17
INVESTMENT DIVISIONS	18
JNL Series Trust	19
JNL Variable Fund LLC	36
Jackson Variable Series Trust	37
Voting Privileges	41
Substitution	41
CONTRACT CHARGES	41
Mortality and Expense Risk Charge	41
Annual Contract Maintenance Charge	41
Administration Charge	41
Transfer Charge	41
Withdrawal Charge	42
Earnings Protection Benefit (“EarningsMax”) Charge	43
Contract Enhancement Charge	43
Contract Enhancement Recapture Charge	44
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	46
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	47
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	48
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up And Transfer Of Assets (“Jackson Select Protector GMWB”) Charge	49
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	49
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	51
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	52
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge	53
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	55
Death Benefit Charges	55
Four-Year Withdrawal Charge Period	58
Commutation Fee	58

Other Expenses	58
Premium Taxes	58
Income Taxes	58
DISTRIBUTION OF CONTRACTS	58
PURCHASES	60
Minimum Initial Premium	60
Minimum Additional Premiums	60
Maximum Premiums	61
Allocations of Premium	61
Optional Contract Enhancements	61
Capital Protection Program	64
Accumulation Units	64
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	65
Potential Limits and Conditions on Fixed Account Transfers	65
Restrictions on Transfers: Market Timing	66
TELEPHONE AND INTERNET TRANSACTIONS	67
The Basics	67
What You Can Do and How	67
What You Can Do and When	68
How to Cancel a Transaction	68
Our Procedures	68
ACCESS TO YOUR MONEY	68
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	69
Optional Four-Year Withdrawal Charge Period	70
Guaranteed Minimum Withdrawal Benefit Considerations	70
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	71
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	72
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	78
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	81
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer Of Assets (“Jackson Select Protector GMWB”)	84
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	94
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	106
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	119
LifeGuard Freedom Flex GMWB	121
LifeGuard Freedom Flex with Joint Option GMWB	132
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	144
Systematic Withdrawal Program	150
Suspension of Withdrawals or Transfers	151
INCOME PAYMENTS (THE INCOME PHASE)	151
Fixed Income Payments	152
Variable Income Payments	152
Income Options	152

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2020 and a Premium payment is received on February 28, 2020 then, although the first Contract Anniversary is January 15, 2021, Completed Year 0-1 for that Premium payment would begin on February 28, 2020 and end on February 27, 2021. Completed Year 1-2 for that Premium payment would begin on February 28, 2021 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a Premium payment. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, 5% Contract Enhancement endorsement, or 6% Contract Enhancement endorsement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2020 then the end of Contract Year 0-1 would be January 14, 2021, and January 15, 2021, which is the first Contract Anniversary, begins Contract Year 1-2.

Earnings Protection Benefit – an optional benefit available at issue that may increase the amount of the death benefit payable at death.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Contract Value – the sum of the allocations between the Contract’s Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

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General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the Jackson Select Protector GMWB contains a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB Fixed Account Contract Value – the sum of the allocations to the Contract’s GMWB Fixed Account.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – total Premium paid into the Contract, reduced by withdrawals of Premium (inclusive of the withdrawal charge amount) that incur withdrawal charges, and withdrawals of Premium that are no longer subject to withdrawal charges.

Required Minimum Distributions (RMDs) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract’s Investment Divisions.

2

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the fixed accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 18.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 165.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “Free Look” beginning on page 169. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 60.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 68.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 151.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see “DEATH BENEFIT” beginning on page 153.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

3

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 58, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 151.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Remaining Premium withdrawn, if applicable	8.5%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	5.0%

Maximum Premium Taxes [3]
Percentage of each Premium	3.5%
Transfer Charge [4]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [5]	$22.50

[1]
The withdrawal charge is based on a schedule lasting seven Completed Years following each Premium, as shown in the table below. There is an optional four-year withdrawal charge schedule available (state variations may apply), also shown in the table below:

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Base Schedule	8.5%	7.5%	6.5%	5.5%	5.0%	4.0%	2.0%	0%
Four year* Schedule	8.0%	7.0%	5.5%	3.5%	0%	0%	0%	0%
*In addition, an annual asset based charge of 0.40% is deducted in Contract Years 1-4. Premium will only be accepted in Contract Year 1.

For more information on withdrawal charges, please see “Withdrawal Charge” under “Contract Charges” beginning on page 42.

[2]	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 44.

[3]	Premium taxes generally range from 0% to 3.5% and vary by state.

[4]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

[5]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge up to $25 for wire transfers in connection with withdrawals.

4

The following tables (and footnotes) describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [6]	$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	1.15%

Administration Charge [7]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.30%

Optional Endorsements - A variety of optional endorsements to the Contract are available. The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes and the “Contract Charges” section for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units. You may select one from each grouping below[8]:

	Maximum Annual Charge	Current Annual Charge
Earnings Protection Benefit (“EarningsMax®”)	0.45%	0.30%

6% Contract Enhancement (not currently offered as of October 15, 2012)[9]	0.832%	0.832%
5% Contract Enhancement (not currently offered as of October 15, 2012)[9]	0.695%	0.695%
4% Contract Enhancement (not currently offered as of October 15, 2012)[9]	0.56%	0.56%
3% Contract Enhancement (not currently offered as of October 15, 2012)[9]	0.42%	0.42%
2% Contract Enhancement (not currently offered as of October 15, 2012)[10]	0.395%	0.395%

Four-year Withdrawal Schedule [11]	0.40%	0.40%

The following optional death benefit endorsement charges are benefit based.[12]  Please see the “Contract Charges” section for additional information on the various optional death benefit endorsement charges including state variations for Missouri and Washington. You may select one of the available benefits listed below[8]:

	Maximum Annual Charge	Current Annual Charge
5% Roll-up Death Benefit (no longer offered as of April 28, 2014)	1.20%	0.80%
Roll-up Guaranteed Minimum Death Benefit (“GMDB”) [13]	1.80%	0.90%
Highest Quarterly Anniversary Value Death Benefit	0.60%	0.30%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit (no longer offered as of April 28, 2014)	1.40%	0.90%
Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“GMDB”) [14]	2.00%	1.00%
LifeGuard Freedom Flex DBSM (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) with the Income Stream Level 5 GAWA% Table [15]	0.80%	0.80%

5

The following optional guaranteed minimum withdrawal benefit endorsement charges are benefit based.[16]  Please see the “Contract Charges” section for additional information on the various optional endorsement charges including state variations for Missouri and Washington. You may select one of the available benefits listed below[8]:

	Maximum Annual Charge	Current Annual Charge
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max®”) (no longer offered as of April 29, 2013)	1.20%	0.60%
5% GMWB With Annual Step-Up (“AutoGuard 5SM”) [17]	1.74%	0.85%
6% GMWB With Annual Step-Up (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) [18]	2.04%	1.00%
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Charge (“Jackson Select Protector® GMWB”) (no longer offered as of April 29, 2013) [19]	2.34%	1.15%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net®”) with the Income Stream Level 5 GAWA% Table [20]	3.00%	1.50%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%	1.50%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net® With Joint Option”) with the Income Stream Level 3 GAWA% Table [21]	3.00%	1.60%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%	1.80%
For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex® GMWB”) with the Income Stream Level 5 GAWA% Table and the 7% Bonus and Annual Step-Up [22]	3.00%	1.50%
For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%	1.50%
Joint For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex® With Joint Option GMWB”) with the Income Stream Level 3 GAWA% Table and the 7% Bonus and Annual Step-Up [23]	3.00%	1.60%
Joint For Life GMWB With Bonus and Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%	1.50%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”) [24]	2.22%	1.10%

This table shows the maximum and current total charges you would pay if you elected all of the currently available optional endorsements resulting in the highest possible combination of charges.
	Maximum Annual Charge	Current Annual Charge
Total Separate Account Annual Expenses	1.30%	1.30%
Optional Endorsement Charges [25]	5.85%	3.30%

Total possible maximum and current charges	7.15%	4.60%

[6]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[7]
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

[8]	Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.

[9]
This charge lasts for the first seven Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”.

[10]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”.

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[11]	This charge lasts for the first four Contract Years.

[12]
The charges for all the optional death benefit endorsements, except for LifeGuard Freedom Flex DB, are calculated based on the applicable percentage of the GMWB Benefit Base. For LifeGuard Freedom Flex DB, the charge is calculated based on the applicable percentage of the GMWB Death Benefit. For more information, please see applicable optional death benefit disclosure under “Contract Charges”.

[13]
The current and maximum annual charges used in the table are based on election of the 5% Roll-up under the Roll-up Guaranteed Minimum Death Benefit. For more information about the charges for this endorsement, including applicable charges for each Roll-up percentage, please see “Roll-up Guaranteed Minimum Death Benefit” under “Death Benefit Charges”.

[14]
The current and maximum annual charges used in the table are based on election of the 5% Roll-up under the Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit. For more information about the charges for this endorsement, including applicable charges for each Roll-up percentage, please see “Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit” under “Death Benefit Charges”.

[15]
The current and maximum annual charges used in the table are based on election of the Income Stream Level 5 GAWA% Table. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, 0.81% of the GMWB Death Benefit is the current and maximum charge. For more information about the charge for the LifeGuard Freedom Flex DB, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”.

[16]
The charges for all the optional guaranteed minimum withdrawal benefits, except for MarketGuard Stretch GMWB, are calculated based on the applicable percentage of the GWB. For MarketGuard Stretch GMWB, the charge is calculated based on the applicable percentage of the GMWB Charge Base. For more information, please see applicable optional guaranteed minimum withdrawal benefit disclosure under “Contract Charges”.

[17]	For Contracts purchased in Washington State, the current annual charge is 0.87% of the GWB.

[18]	For Contracts purchased in Washington State, the current annual charge is 1.02% of the GWB.

[19]	For Contracts purchased in Washington State, current annual charge is 1.17% of the GWB.

[20]
For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge”.

[21]
For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62% of the GWB.     For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge”.

[22]
The current and maximum annual charges used in the table are based on election of the most expensive combination of options under LifeGuard Freedom Flex.     For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge”.

[23]
The current and maximum annual charges used in the table are based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62% of the GWB. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge”.

[24]	For Contracts purchased in Washington State, the current annual charge is 1.11% of the GMWB Charge Base.

[25]
Optional endorsement charges are either based on the average daily Contract Value in the Investment Divisions or are benefit based. The charges based on average daily Contract Value in the Investment Divisions used in the table are the Earnings Protection Benefit (“EarningsMax®”), and Four-year Withdrawal Schedule. Benefit based charges used in the table are the Combination Roll-up and Highest Quarterly Anniversary Value GMDB and Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net® With Joint Option”) with Income Stream Level 3 GAWA% Table.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.16%

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More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.11%	H	0.00%	0.57%	0.20%	E	0.77%	E

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.80%	A	0.30%	A	0.12%	A,H	0.00%	1.22%	A	(0.30%)	C	0.92%	A,C,B
JNL/American Funds® Blue Chip Income and Growth	0.95%	A	0.30%	A	0.12%	A,H	0.00%	1.37%	A	(0.38%)	C	0.99%	A,C,B
JNL/American Funds Capital Income Builder	1.03%	A	0.30%	A	0.14%	A,H	0.00%	1.47%	A	(0.35%)	C	1.12%	A,C,B
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.13%	A,H	0.00%	1.56%	A	(0.47%)	C	1.09%	A,C,B
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.14%	A,H	0.00%	1.79%	A	(0.50%)	C	1.29%	A,C,B
JNL/American Funds Growth-Income	0.81%	A	0.30%	A	0.11%	A,G	0.00%	1.22%	A	(0.30%)	C	0.92%	A,C,B
JNL/American Funds International	1.22%	A	0.30%	A	0.14%	A,H	0.00%	1.66%	A	(0.50%)	C	1.16%	A,C,B
JNL/American Funds New World	1.64%	A	0.30%	A	0.16%	A,H	0.00%	2.10%	A	(0.70%)	C	1.40%	A,C,B
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%		0.30%		0.70%	I	0.00%	1.68%		0.00%	D	1.68%	D,B
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	I	0.29%	0.94%		(0.05%)	D	0.89%	D
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	I	0.27%	0.92%		(0.05%)	D	0.87%	D
JNL/Vanguard Capital Growth	0.85%	A	0.30%	A	0.12%	A,H	0.00%	1.27%	A	(0.35%)	C	0.92%	A,C,B
JNL/Vanguard Equity Income	0.80%	A	0.30%	A	0.12%	A,H	0.00%	1.22%	A	(0.35%)	C	0.87%	A,C,B
JNL/Vanguard International	1.02%	A	0.30%	A	0.13%	A,H	0.00%	1.45%	A	(0.50%)	C	0.95%	A,C,B
JNL/Vanguard Small Company Growth	0.93%	A	0.30%	A	0.12%	A,H	0.00%	1.35%	A	(0.35%)	C	1.00%	A,C,B
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	H	0.05%	0.65%		(0.06%)	D	0.59%	D
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	I	0.10%	0.75%		(0.07%)	D	0.68%	D
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.15%	I	0.09%	0.74%		(0.10%)	D	0.64%	D
JNL/Vanguard Moderate ETF Allocation	0.20%		0.30%		0.15%	I	0.07%	0.72%		(0.05%)	D	0.67%	D
JNL/Vanguard Moderate Growth ETF Allocation	0.20%		0.30%		0.15%	I	0.06%	0.71%		(0.05%)	D	0.66%	D
JNL/Vanguard Growth ETF Allocation	0.20%		0.30%		0.15%	I	0.06%	0.71%		(0.04%)	D	0.67%	D
Jackson Variable Series Trust
JNL/American Funds® Global Growth	1.17%	A	0.30%		0.13%	A,H	0.00%	1.60%	A	(0.50%)	C	1.10%	A,C,B
JNL/American Funds® Growth	0.98%	A	0.30%		0.12%	A,H	0.00%	1.40%	A	(0.45%)	C	0.95%	A,C,B

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Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	I	0.00%	1.09%
JNL Multi-Manager Small Cap Growth	0.56%	0.30%	0.11%	H	0.00%	0.97%
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.10%	H	0.00%	1.07%
JNL Institutional Alt 25	0.11%	0.30%	0.05%	F	0.86%	1.32%
JNL Institutional Alt 50	0.11%	0.30%	0.05%	F	1.02%	1.48%
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	I	0.41%	1.05%
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	I	0.42%	1.06%
JNL/BlackRock Global Allocation	0.60%	0.30%	0.16%	I	0.01%	1.07%	B
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	I	0.00%	0.99%
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	H	0.00%	0.87%
JNL/Boston Partners Global Long Short Equity	1.10%	0.30%	0.75%	I	0.01%	2.16%	B
JNL/Causeway International Value Select	0.51%	0.30%	0.15%	I	0.00%	0.96%	B
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.15%	I	0.01%	0.96%
JNL/Crescent High Income	0.55%	0.30%	0.15%	I	0.01%	1.01%
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	H	0.00%	0.80%
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.10%	H	0.00%	0.77%
JNL/DoubleLine® Emerging Markets Fixed Income	0.65%	0.30%	0.15%	I	0.00%	1.10%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.57%	0.30%	0.15%	I	0.01%	1.03%	B
JNL/First State Global Infrastructure	0.70%	0.30%	0.15%	I	0.00%	1.15%	B
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.38%	I	0.05%	1.39%
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	F	0.68%	1.03%
JNL/Franklin Templeton Global	0.56%	0.30%	0.15%	I	0.01%	1.02%
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.15%	I	0.03%	1.04%
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	H	0.01%	0.93%
JNL/Franklin Templeton International Small Cap	0.79%	0.30%	0.15%	I	0.01%	1.25%
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.10%	H	0.01%	1.00%
JNL/Goldman Sachs Core Plus Bond	0.43%	0.30%	0.11%	H	0.01%	0.85%
JNL/GQG Emerging Markets Equity	0.90%	0.30%	0.16%	I	0.01%	1.37%
JNL/Harris Oakmark Global Equity	0.71%	0.30%	0.16%	I	0.00%	1.17%	B
JNL/Heitman U.S. Focused Real Estate	0.65%	0.30%	0.15%	I	0.01%	1.11%
JNL/Invesco China-India	0.74%	0.30%	0.19%	I	0.00%	1.23%	B
JNL/Invesco Diversified Dividend	0.53%	0.30%	0.15%	I	0.02%	1.00%
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	I	0.00%	1.04%	B
JNL/Invesco International Growth	0.52%	0.30%	0.15%	I	0.01%	0.98%
JNL/Invesco Small Cap Growth	0.65%	0.30%	0.11%	H	0.01%	1.07%	B
JNL/JPMorgan Hedged Equity	0.50%	0.30%	0.19%	I	0.02%	1.01%
JNL/JPMorgan MidCap Growth	0.51%	0.30%	0.10%	H	0.01%	0.92%
JNL/JPMorgan U.S. Government & Quality Bond	0.29%	0.30%	0.10%	H	0.01%	0.70%
JNL/Lazard Emerging Markets	0.76%	0.30%	0.17%	I	0.01%	1.24%
JNL/Mellon Capital 10 x 10	0.00%	0.30%	0.05%	F	0.30%	0.65%
JNL/Mellon Capital Index 5	0.00%	0.30%	0.05%	F	0.27%	0.62%
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.19%	I	0.00%	0.74%
JNL/Mellon Capital European 30	0.19%	0.30%	0.16%	I	0.00%	0.65%
JNL/Mellon Capital Pacific Rim 30	0.20%	0.30%	0.15%	I	0.00%	0.65%
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.20%	I	0.00%	0.75%
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	I	0.00%	0.67%

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Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	I	0.00%	0.67%
JNL/Mellon Capital S&P 500 Index	0.11%	0.30%	0.12%	G	0.00%	0.53%	B
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon Capital International Index	0.16%	0.30%	0.17%	I	0.00%	0.63%
JNL/Mellon Capital Bond Index	0.16%	0.30%	0.10%	H	0.01%	0.57%	B
JNL/Mellon Capital Consumer Staples Sector	0.24%	0.30%	0.16%	I	0.00%	0.70%
JNL/Mellon Capital Industrials Sector	0.24%	0.30%	0.17%	I	0.00%	0.71%
JNL/Mellon Capital Materials Sector	0.23%	0.30%	0.19%	I	0.00%	0.72%
JNL/Mellon Capital Real Estate Sector	0.21%	0.30%	0.17%	I	0.00%	0.68%
JNL/Mellon Capital Utilities Sector	0.23%	0.30%	0.16%	I	0.00%	0.69%
JNL/MFS Mid Cap Value	0.55%	0.30%	0.11%	H	0.00%	0.96%	B
JNL/Morningstar Wide Moat Index	0.20%	0.30%	0.27%	I	0.00%	0.77%
JNL/Neuberger Berman Strategic Income	0.49%	0.30%	0.15%	I	0.03%	0.97%
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	I	0.00%	0.95%
JNL/PIMCO Income	0.50%	0.30%	0.17%	I	0.00%	0.97%
JNL/PIMCO Real Return	0.38%	0.30%	0.90%	H	0.00%	1.58%
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	I	0.01%	0.94%
JNL/PPM America High Yield Bond	0.33%	0.30%	0.11%	H	0.02%	0.76%
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	H	0.00%	0.97%
JNL/PPM America Small Cap Value	0.55%	0.30%	0.10%	H	0.00%	0.95%
JNL/PPM America Total Return	0.39%	0.30%	0.11%	H	0.00%	0.80%
JNL/PPM America Value Equity	0.45%	0.30%	0.11%	H	0.00%	0.86%
JNL/T. Rowe Price Established Growth	0.43%	0.30%	0.10%	G	0.00%	0.83%
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	H	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	H	0.00%	0.71%
JNL/T. Rowe Price Value	0.48%	0.30%	0.10%	H	0.00%	0.88%	B
JNL/Westchester Capital Event Driven	1.05%	0.30%	0.36%	H	0.11%	1.82%
JNL/WMC Balanced	0.32%	0.30%	0.10%	G	0.01%	0.73%
JNL/WMC Value	0.38%	0.30%	0.10%	H	0.00%	0.78%
JNL/S&P Competitive Advantage	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.10%	H	0.00%	0.65%
JNL/S&P Intrinsic Value	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/S&P Total Yield	0.26%	0.30%	0.10%	H	0.00%	0.66%
JNL/S&P Mid 3	0.30%	0.30%	0.11%	H	0.00%	0.71%	B
JNL/S&P International 5	0.30%	0.30%	0.16%	I	0.00%	0.76%	B
JNL/S&P 4	0.00%	0.30%	0.05%	F	0.36%	0.71%
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	F	0.66%	1.11%
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	F	0.67%	1.11%
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	F	0.67%	1.10%
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	F	0.68%	1.11%
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	F	0.67%	1.11%
JNL Moderate Growth Allocation	0.09%	0.30%	0.05%	F	0.76%	1.20%
JNL Growth Allocation	0.09%	0.30%	0.05%	F	0.77%	1.21%
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	F	0.76%	1.21%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.18%	0.30%	0.18%	I	0.00%	0.66%

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Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.18%	I	0.00%	0.67%
JNL/Mellon Capital Nasdaq® 100 Index	0.17%	0.30%	0.20%	I	0.00%	0.67%
JNL/Mellon Capital S&P® SMid 60	0.19%	0.30%	0.17%	I	0.00%	0.66%
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	I	0.00%	0.63%
JNL/Mellon Capital Telecommunications Sector	0.22%	0.30%	0.16%	I	0.00%	0.68%
JNL/Mellon Capital Consumer Discretionary Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Capital Energy Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Capital Financial Sector	0.18%	0.30%	0.16%	I	0.00%	0.64%
JNL/Mellon Capital Healthcare Sector	0.17%	0.30%	0.16%	I	0.00%	0.63%
JNL/Mellon Capital Information Technology Sector	0.17%	0.30%	0.17%	I	0.00%	0.64%
Jackson Variable Series Trust
JNL Conservative Allocation	0.13%	0.30%	0.05%	F	0.73%	1.21%	B
JNL Moderate Allocation	0.13%	0.30%	0.05%	F	0.75%	1.23%	B
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	I	0.19%	0.84%
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.15%	I	0.21%	0.86%
JNL iShares Tactical Growth	0.20%	0.30%	0.15%	I	0.22%	0.87%
JNL/DFA U.S. Small Cap	0.60%	0.30%	0.16%	I	0.00%	1.06%
JNL/DoubleLine® Total Return	0.42%	0.30%	0.11%	H	0.01%	0.84%
JNL/Eaton Vance Global Macro Absolute Return Advantage	0.78%	0.30%	0.18%	I	0.01%	1.27%	B
JNL/Epoch Global Shareholder Yield	0.58%	0.30%	0.16%	I	0.00%	1.04%	B
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	I	0.00%	0.96%
JNL/Lazard International Strategic Equity	0.70%	0.30%	0.15%	I	0.01%	1.16%
JNL/Neuberger Berman Currency	0.55%	0.30%	0.15%	I	0.01%	1.01%	B
JNL/Nicholas Convertible Arbitrage	0.72%	0.30%	0.32%	I	0.01%	1.35%
JNL/PIMCO Investment Grade Corporate Bond	0.35%	0.30%	0.26%	H	0.00%	0.91%
JNL/PPM America Long Short Credit	0.60%	0.30%	0.49%	I	0.02%	1.41%
JNL/T. Rowe Price Capital Appreciation	0.54%	0.30%	0.16%	I	0.00%	1.00%	B
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	I	0.00%	0.91%
JNL/The London Company Focused U.S. Equity	0.58%	0.30%	0.16%	I	0.01%	1.05%	B
JNL/WCM Focused International Equity	0.67%	0.30%	0.15%	I	0.01%	1.13%

A	Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:
JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Capital Income Builder Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Growth Fund: Management Fee: 0.52%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.55%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

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JNL/American Funds Growth Fund: Management Fee: 0.33%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.35%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

B	Expense Information has been restated to reflect current fees.

C
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

D
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

E
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

F	"Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

G	"Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

H	"Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

I	"Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

J	"Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, Fund expenses, and optional endorsement charges.

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(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund expenses and the cost if you select the most expensive combination of optional endorsements offered under the Contract (using the maximum possible charge) as follows: the optional Earnings Protection Benefit, the 6% Contract Enhancement, the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, the optional Four-Year Withdrawal Charge Period and the most expensive Guaranteed Minimum Withdrawal Benefit. Please note, some of the optional endorsements used in the example may not have been available when you purchased your contract or elected an optional endorsement after issue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$2,265	$3,706	$4,645	$7,515

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$2,265	$3,156	$4,645	$7,515

*Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$965	$2,756	$4,345	$7,515

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix G. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to:

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•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

•	our GMWB Fixed Account (only if the optional Jackson Select Protector GMWB is elected), as may be made available by us, or as may be otherwise limited by us, or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.
Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.
As the Owner, you can exercise all the rights under your Contract. In general, joint Owners jointly exercise all the rights under the Contracts. In some cases, such as telephone and internet transactions, joint Owners may authorize each joint Owner to act individually. On jointly owned Contracts, correspondence and required documents will be sent to the address of record of the primary Owner.

You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible Premium variable and fixed deferred annuity and may be issued as either an individual or a group contract. If the Four-Year Withdrawal Charge Period is elected, no Premiums will be accepted after the first Contract Year. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) and the GMWB Fixed Account may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion,

14

to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

The following restrictions currently apply on Contracts with an optional Contract Enhancement endorsement during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. See “Additional Information Concerning the One-Year Fixed Account Option” below for additional information on the transfer out provision. These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Excess Interest Adjustment. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are removing Contract Value as a withdrawal, transfer, or annuitization. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for

15

purposes of calculating the amount of any Excess Interest Adjustment. The ‘current new business interest rate’ is 0.50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not offering that duration at the time of your withdrawal, transfer, or annuitization, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

If the base interest rate available on a new Fixed Account Option at the time of your withdrawal, transfer, or annuitization is higher than the base interest rate declared at your allocation to a Fixed Account Option, a downward adjustment to the amount withdrawn, transferred or annuitized may apply, which would reduce the amount paid, transferred or annuitized. If the base interest rate credited to a new Fixed Account Option at the time of withdrawal, transfer, or annuitization is lower than the base interest rate declared at the time of your allocation to a Fixed Account Option, an upward adjustment to the amount withdrawn, transferred or annuitized may apply, which would increase the amount paid, transferred or annuitized. There will be no excess interest adjustment if the two rates are the same. An Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%. This limitation avoids decreases in the amount paid, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.50% that (as described above) is added when determining the current new business rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. The Fixed Amount minimum value for any Fixed Account Option is Premium (net of any applicable Premium tax plus any Contract Enhancements) and transfers allocated to the Fixed Account Option, less transfers, withdrawals, and charges, including withdrawal charges, from the Fixed Account Option, accumulated at the Fixed Account minimum interest rate, less any recapture charges or tax due. In the case of a partial withdrawal or transfer from a Fixed Account Option, your Contract will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option. If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract year or any maximum

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on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account. The GMWB Fixed Account is available only in conjunction with the purchase of the Jackson Select Protector GMWB. If you elect to purchase this GMWB, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. Although these transfers may automatically be made from time to time between your Contract Value and the GMWB Fixed Account, you may not allocate additional monies to, or make transfers to or from, the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT” beginning on page 14. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 25 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding Jackson Select Protector GMWB, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement (Jackson Select Protector GMWB)” beginning on page 84.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

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The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions, Fixed Account Options and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options and the GMWB Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

This prospectus describes the Investment Divisions that we currently offer under the Contract. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. Please contact your representative for a list of Investment Divisions currently available through your broker-dealer. Investment Divisions that are not available through your broker-dealer may be available through other broker-dealers, but to access them you may need to terminate your relationship with your broker-dealer and provide us with satisfactory evidence of termination. Please consider these potential limitations before purchasing the Contract.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Growth Allcoation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.
Important information regarding the Investment Division investing in the JNL/PPM America Small Cap Value Fund:
As of August 13, 2018 (the “Effective Date”), the JNL/PPM America Small Cap Value Investment Division stopped accepting any additional allocations or transfers. If as of the Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, and Rebalancing, and it includes an allocation to the JNL/PPM America Small Cap Value Investment Division, you can continue to include the JNL/PPM America Small Cap Value Investment Division under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the JNL/PPM America Small Cap Value Investment

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Division under the program. The JNL/PPM America Small Cap Value Investment Division is not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to the JNL/PPM America Small Cap Value Investment Division, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to the JNL/PPM America Small Cap Value Investment Division prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. If you have the Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for future Premium payments, described above. Therefore, when you change your allocation instructions for future Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions. Amounts invested in the JNL/PPM America Small Cap Value Investment Division as of the Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of the Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/PPM America Small Cap Value Investment Division, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Capital Income Builder Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks to provide both a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”), with a secondary objective to provide growth of capital. The Master Fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities).

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest

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globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – International Fund SM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

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JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable

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Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., and WCM Investment Management)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by five unaffiliated investment managers.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

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JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index (“Index”). The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Boston Partners Global Long Short Equity Fund
Jackson National Asset Management, LLC (and Boston Partners Global Investors, Inc.)
Seeks long-term growth of capital by investing in stocks identified by the sub-adviser as undervalued and takes short positions in stocks that the sub-adviser has identified as overvalued. The Fund will invest, both long and short, primarily in equity securities issued by U.S. and non-U.S. companies of any market capitalization size.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or

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lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds. The Fund may also invest in the Class I shares of the JNL/DFA International Core Equity Fund.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks high total return from current income and capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income instruments. These fixed-income instruments include but are not limited to securities issued or guaranteed by companies (including foreign hybrid securities), financial institutions and government entities in emerging market countries and other securities bearing fixed or variable interest rates of any or no maturity.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

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JNL/First State Global Infrastructure Fund
Jackson National Asset Management, LLC (and Colonial First State Asset Management (Australia) Limited)
Seeks total return through growth of capital and inflation-protected income by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LP and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular regions, such as Europe, or sectors, such as healthcare and financial institutions.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in investments of smaller companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

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JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/GQG Emerging Markets Equity Fund
Jackson National Asset Management, LLC (and GQG Partners, LLC)
Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity securities of emerging market companies.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Heitman U.S. Focused Real Estate Fund
Jackson National Asset Management, LLC (and Heitman Real Estate Securities LLC)
Seeks to achieve long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities issued by real estate companies operating in the United States, including real estate investment trusts (“REITs”). The Fund’s investments in equity securities may include common stocks, preferred stocks, and securities offered in initial public offerings (“IPOs”). The Fund may invest in these equity securities directly or indirectly through investments in other investment companies, including exchange-traded funds (“ETFs”). The Fund defines a real estate company as any company that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

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JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of small-capitalization companies. The Fund invests primarily in equity securities, the principal type of equity security in which the Fund invests is common stock. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan Hedged Equity Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund uses an “enhanced index” strategy to invest in these equity securities, which primarily consist of common stocks of medium to large capitalization U.S. companies. The Fund will also systematically purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay known as a “put/spread collar” strategy. The options may be based on the Index or on exchange-traded funds (“ETFs”) that replicate the Index (“S&P 500 ETFs”).

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

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JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

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JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 1500® Growth Index. The Fund is constructed to mirror the S&P 1500® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 1500® Value Index. The Fund is constructed to mirror the S&P 1500® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

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JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P 500® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital Utilities Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Utilities Index in proportion to their market capitalization weighting in the MSCI USA IMI Utilities Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issues with medium market capitalizations.

JNL/Morningstar Wide Moat Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to provide total return by tracking the performance, net of expenses, of the Morningstar® Wide Moat Focus IndexSM (“Index”). The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

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JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans and other floating rate investments, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), and repurchase agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments rated below BBB- by S&P or have an equivalent rating by a nationally recognized statistical rating organization (“NSRSO”), or, if unrated, determined to be of comparable quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities.

JNL/PPM America Small Cap Value Fund (Please Note: The Investment Division investing in the JNL/PPM America Small Cap Value Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for

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investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of U.S. companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P International 5 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the common stock of foreign companies that are identified by a model strategy comprised of five underlying strategies. The Fund allocates all of its net assets in the following strategies:

➢	S&P Asia Pac Ex Japan Strategy

➢	S&P Canada Strategy

➢	S&P Europe Strategy

➢	S&P Japan Strategy

➢	S&P Middle East Strategy

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

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Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

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JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Investments Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc. and Mellon Investments Corporation)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

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JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/Westchester Capital Event Driven Fund
Jackson National Asset Management, LLC (and Westchester Capital Management, LLC)
Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. The Fund employs investment strategies designed to capture price movements generated by specific events including, but not limited to, securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities).

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JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Energy Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Information Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

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➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital MSCI World Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

JNL/Mellon Capital Nasdaq® 100 Index Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index®. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor’s MidCap 400 Index and 30 that comprise the Standard & Poor’s SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital Telecommunications Sector Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

Jackson Variable Series Trust

JNL/American Funds® Global Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth. As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries. Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers domiciled outside of the United States.

JNL/American Funds® Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company, investment adviser to the Master Fund)
Seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund’s investment adviser believes offers superior opportunities for growth of capital. The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.

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JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield (“junk”) bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/DFA U.S. Small Cap Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-cap companies.

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JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Jackson National Asset Management, LLC (and Eaton Vance Management)
Seeks total return by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies.

JNL/Epoch Global Shareholder Yield Fund
Jackson National Asset Management, LLC (and Epoch Investment Partners, Inc.)
Seeks to provide a high level of income. Capital appreciation is a secondary objective. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes). Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/Lazard International Strategic Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser, believes are undervalued based on their earnings, cash flow or asset values.

JNL/Neuberger Berman Currency Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks absolute return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in currency-related investments.

JNL/Nicholas Convertible Arbitrage Fund
Jackson National Asset Management, LLC (and Nicholas Investment Partners, L.P.)
Seeks absolute return by taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.

JNL/PIMCO Investment Grade Corporate Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

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JNL/PPM America Long Short Credit Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in credit-related instruments, including, but not limited to U.S Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund has significant flexibility to invest in a broad range of equity and fixed income securities. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

JNL/The London Company Focused U.S. Equity Fund
Jackson National Asset Management, LLC (and The London Company of Virginia, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in common stocks of companies located in the United States. The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.

JNL/WCM Focused International Equity Fund
Jackson National Asset Management, LLC (and WCM Investment Management)
Seeks long-term capital appreciation by investing primarily in companies outside the United States. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing.

The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by

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calling 1-800-644-4565 (Annuity Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com. Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner’s death; and

•	to provide a basic death benefit prior to the Income Date.
Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. We deduct $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. The charge compensates us for the administrative cost associated with the transfers. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we will charge a lesser fee where required by state law.

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Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least seven (four for the Four-Year Withdrawal Charge Period option) years without being withdrawn),

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts), and

•
the free withdrawal amount. The free withdrawal is equal to 10% of Remaining Premium during each Contract Year that would otherwise incur a withdrawal charge, minus earnings. The free withdrawal may be taken once or in segments throughout the Contract Year. Any amount withdrawn to satisfy a required minimum distribution reduces the amount of available free withdrawal.

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount),

•
withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay withdrawal charges, will be subject to the withdrawal charge),

•	amounts withdrawn in a full withdrawal, including amounts necessary to pay withdrawal charges, and

•	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Four-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the Premium payment(s) you are withdrawing) according to the following schedule (state variations may apply):

Withdrawal Charge (as a percentage of Remaining Premium):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+

Base Schedule	8.5%	7.5%	6.5%	5.5%	5%	4%	2%	0

Withdrawal Charge if Four-Year Period Applies	8%	7%	5.5%	3.5%	0%	0	0	0

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. If you request a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Remaining Premium in the Contract immediately prior to the withdrawal. Please note, any free withdrawal taken reduces Contract Value but does not reduce Remaining Premium. As a result, if you take a full withdrawal, you may incur a withdrawal charge on all Remaining Premium that was not previously charged as a result of any free withdrawals you took prior to the full withdrawal.

You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the withdrawal charge assessed on your partial withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable charges and adjustments, including withdrawal charges and taxes will be applied to your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable charges and adjustments, including withdrawal charges

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and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, withdrawal charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no withdrawal charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a withdrawal charge (inclusive of the withdrawal charge amount) plus the amount of Premium withdrawn that is no longer subject to a withdrawal charge.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the withdrawal charge);

•
if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 163), the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed Account Options and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB

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FIXED ACCOUNT” beginning on page 14.) The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%	5%	6%

Charge (on an annual basis)	0.395%	0.42%	0.56%	0.695%	0.832%

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select an optional Contract Enhancement and make a partial or total withdrawal from your Contract in the first seven Contract Years after a Premium is received (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);

•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

•	there is a total withdrawal;

•	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if an optional Contract Enhancement is selected)
2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

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3% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4%	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

5% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4.50%	3.75%	3.25%	2.75%	2%	1.25%	1%	0%
1-2	3.75%	3.25%	2.75%	2%	1.25%	1%	0%	0%
2-3	3.25%	2.75%	2%	1.25%	1%	0%	0%	0%
3-4	2.75%	2%	1.25%	1%	0%	0%	0%	0%
4-5	2%	1.25%	1%	0%	0%	0%	0%	0%
5-6	1.25%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

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6% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	5.00%	4.75%	4.00%	3.75%	2.50%	2.00%	0.75%	0%
1-2	4.75%	4.25%	3.60%	3.00%	2.25%	1.25%	0%	0%
2-3	4.00%	3.75%	3.00%	2.25%	1.25%	0%	0%	0%
3-4	3.75%	3.00%	2.25%	1.25%	0%	0%	0%	0%
4-5	3.00%	2.00%	1.25%	0%	0%	0%	0%	0%
5-6	2.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn or to the corresponding Premium reflected in the amount applied to income payments. (Please see the examples in Appendix B.) The amount recaptured will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment. Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, even in a situation where the withdrawal charge is waived (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under the additional free withdrawal provision;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 72.

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Annual Charge	Maximum		Current
	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 72. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 78.

Annual Charge	Maximum		Current
	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more

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information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5)” beginning on page 78. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 81.

Annual Charge	Maximum		Current
	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 81. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

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For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (Jackson Select Protector GMWB)” beginning on page 84.

Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision. For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 84.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.
We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Such election must be received in Good Order prior to the Contract Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier of the date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 93. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 84. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life

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Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 94.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 2 GAWA% Table	1.90%	1.92%	0.95%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	2.10%	1.05%	1.05%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix F for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix F for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 104. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 94. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

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Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 106.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 2 GAWA% Table	2.70%	2.70%	1.35%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix F for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix F for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 117. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 106. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

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For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 121.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.40%	(MO and WA Only) 1.44%	0.70%	(MO and WA Only) 0.72%
6% Bonus and Annual Step-Up	1.60%	1.62%	0.80%	0.81%
7% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.60%	(MO and WA Only) 1.62%	0.80%	(MO and WA Only) 0.81%
6% Bonus and Annual Step-Up	1.80%	1.80%	0.90%	0.90%
7% Bonus and Annual Step-Up	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix F for the applicable charges (including charges for the Optional Income Upgrade).

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You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix F for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 130. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 121. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit. Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 55 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 132.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

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LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.20%	(MO and WA Only) 2.22%	1.10%	(MO and WA Only) 1.11%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix F for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix F for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 141. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 132. Also see “Guaranteed Minimum Withdrawal Benefit Important Special

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Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent Premium payment, the GMWB Charge Base is increased by the amount of the Premium payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 144.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 144. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 71 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract’s basic death benefit. However, for an additional charge, you may select one of the Contract’s available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

5% Roll-up Death Benefit Charge. If you select the 5% Roll-up Death Benefit, you will pay 0.80% of the GMDB Benefit Base annually (0.20% each Contract Quarter), subject to a maximum annual charge of 1.20% (0.30% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 155. PLEASE NOTE: EFFECTIVE

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APRIL 28, 2014, THIS VERSION OF THE 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Roll-up Guaranteed Minimum Death Benefit Charge. If you select the Roll-up Guaranteed Minimum Death Benefit, you will pay a percentage of the GMDB Benefit Base for this benefit each Contract Quarter, subject to a maximum quarterly charge on new issues. The percentage varies depending on which Roll-up percentage you elect (see table below).

GMDBS ISSUED ON OR AFTER APRIL 27, 2015

	Maximum Annual Charge	Current Annual Charge
3% Roll-up	1.10%	0.55%
4% Roll-up	1.40%	0.70%
5% Roll-up	1.80%	0.90%
Charge Basis	GMDB Benefit Base
Charge Frequency	Quarterly

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. For Contracts purchased in Washington State, the current annual charge is 0.63% which is payable each Contract Month, and is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Roll-up Guaranteed Minimum Death Benefit (“Roll-up GMDB”)” under “Optional Death Benefits”, beginning on page 156.

Highest Quarterly Anniversary Value Death Benefit Charge. If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.30% of the GMDB Benefit Base for this benefit annually (0.075% each Contract Quarter), subject to a maximum annual charge of 0.60% (0.15% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 157.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Charge. If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.90% of the GMDB Benefit Base annually (0.225% each Contract Quarter), subject to a maximum annual charge of 1.40% (0.35% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 158. PLEASE NOTE: EFFECTIVE APRIL 28, 2014, THIS VERSION OF THE COMBINATION 5% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Charge. If you select the Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit, you will pay a percentage of the GMDB Benefit Base for this benefit each Contract Quarter, subject to a maximum quarterly charge on new issues. The percentage varies depending on which Roll-up percentage you elect (see table below).

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GMDBS ISSUED ON OR AFTER APRIL 27, 2015

	Maximum Annual Charge	Current Annual Charge
Combination 3% Roll-up and Highest Quarterly Anniversary Value	1.30%	0.65%
Combination 4% Roll-up and Highest Quarterly Anniversary Value	1.60%	0.80%
Combination 5% Roll-up and Highest Quarterly Anniversary Value	2.00%	1.00%
Charge Basis	GMDB Benefit Base
Charge Frequency	Quarterly

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. For Contracts purchased in Washington State, the current annual charge is 0.72% which is payable each Contract Month, and is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“Combination Roll-up and Highest Quarterly Anniversary Value GMDB”)” under “Optional Death Benefits”, beginning on page 159.

LifeGuard Freedom Flex DB Charge. If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for this death benefit begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Death Benefit. The percentage varies depending on which GAWA% table you elect (see table below).

LIFEGUARD FREEDOM FLEX DBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

	Annual Charge
With Income Stream Level 1 GAWA% Table	0.60%	(MO and WA Only) 0.60%
With Income Stream Level 2 GAWA% Table	0.65%	0.66%
With Income Stream Level 3 GAWA% Table	0.70%	0.72%
With Income Stream Level 4 GAWA% Table	0.75%	0.75%
With Income Stream Level 5 GAWA% Table	0.80%	0.81%
Charge Basis	GMWB Death Benefit
Charge Frequency	Quarterly	Monthly

*PLEASE NOTE: For LifeGuard Freedom Flex DBs issued before September 15, 2014, please see Appendix F for the applicable charges.

For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 161. For more information about the charges for LifeGuard Freedom Flex GMWB, please see page 52, and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 121.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage

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of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

Four-Year Withdrawal Charge Period. If you select the optional four-year withdrawal charge period feature, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge after the first four Contract Years.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump-sum payment (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 7.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 300 Innovation Drive, Franklin, Tennessee 37067, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York (“Jackson of NY”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a “Financial Institution,” collectively “Financial Institutions”). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more

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years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson may make payments to Financial Institutions in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor (“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2018 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $20.5 million.

Cambridge Investment Research, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
Lincoln Financial Advisors
LPL Financial Services
MML Investors Services, LLC
Morgan Stanley
Park Avenue Securities, LLC
Raymond James & Associates, Inc.
Royal Alliance Associates
Sagepoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.

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UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2018 from the Distributor and/or Jackson in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of the Distributor and/or Jackson who are responsible for providing services to Financial Institutions. These employees are generally referred to as “wholesalers” and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 under most circumstances

•	$5,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•
You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations; however, if the Four-Year Withdrawal Charge Period is elected, no Premium will be accepted after the first Contract Year.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis. Any of these actions by us would limit your ability to invest in the Contract and increase your values and benefits. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

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Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions, Fixed Account Options and the GMWB Fixed Account at any one time. Additionally, you may not choose to allocate your Premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional Jackson Select Protector GMWB. For more detailed information regarding Jackson Select Protector GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement” beginning on page 84.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Subsequent Premiums are allocated on the Business Day that the Premium is received. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDOSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect one of our five optional Contract Enhancement endorsements. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, 5% Contract Enhancement endorsement, or 6% Contract Enhancement endorsement. Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger. If elected, a Contract Enhancement endorsement cannot be canceled. In addition, if you elect any Contract Enhancement endorsement, you cannot select the Capital Protection Program.

If you elect a Contract Enhancement endorsement, the following Fixed Account restrictions currently apply during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. (See “Fixed Account Options” on page 14.) These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

If an optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedules below).

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In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further on page 63.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

5% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	5.00%	4.50%	3.75%	3.00%	2.25%	1.75%	1.00%	0%

6% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	6.00%	5.50%	4.75%	4.00%	3.25%	2.50%	1.25%	0%

There is a charge for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect. For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 43.

We will also impose a Contract Enhancement recapture charge if you:

•
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

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•
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge),

•
elect to receive payment under an income option (see Example 3 in Appendix B) (for more information about these income options, see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 151) within the recapture charge schedule, or

•	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 44 of this prospectus. The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related Premium. (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)

•	death benefits;

•	withdrawals taken under the additional free withdrawal provision;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract (see “Waiver of Withdrawal and Recapture Charges for Certain Emergencies” on page 69 for more information); or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract (see “Waiver of Withdrawal and Recapture Charges for Certain Emergencies” on page 69 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium, based on the completed years (12 months) since the receipt of Premiums. (See example 2 in Appendix B for an illustration.) We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work. In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements. This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, you will incur charges on the entire amounts included in your Contract, which includes Premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged

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if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement). Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the 10% free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	if permitted by your state, withdrawals under our:

◦	Terminal Illness Benefit;

◦	Specified Conditions Benefit; or

◦	Extended Care Benefit. (See page 69 below.)

You currently may not elect any Contract Enhancement endorsement with the Capital Protection Program.

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

Currently, the Capital Protection Program is not available if you elect a Contract Enhancement endorsement.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the seven-year period was 3% per year. We would allocate $8,131 to that period because $8,131 would increase at that interest rate to $10,000 after seven years, assuming no withdrawals are taken. The remaining $1,869 of the payment would be allocated to the Investment Division(s) you selected.

Shorter specified periods require allocation of substantially all your Premium to achieve the intended result. In any case, the results will depend on the interest rate declared for the specified period. Please note, the interest rate used in the above example is for illustrative purposes only and is not intended to reflect the current interest rate for the specified period of this duration.

The Capital Protection Program will not be available if you purchase the Jackson Select Protector GMWB.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation

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phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day based on the performance of the Funds, expenses, and deduction of Contract charges. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges. If your Premium payment is received after the close of the New York Stock Exchange, the number of Accumulation Units credited will be determined at the end of the next Business Day.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Premium payment and all required information in Good Order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Premium payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law. Currently, for Contracts with an optional Contract Enhancement, transfers are not permitted to a Fixed Account Option during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). This restriction may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

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•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:

◦	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

◦	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

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Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you (and any joint Owner) provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you, a joint Owner, or your

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financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement. We reserve the right to discontinue this privilege or implement additional limitations.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or full withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any withdrawal charge), and then from the oldest Remaining Premium. When you make a full withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 42. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

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Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 165.

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

•
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician’s statement that you have been diagnosed with an illness after the Contract’s issue date that will result in your death within 12 months;

•
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician’s statement that you have been diagnosed with one of the following conditions after the Contract’s issue date:

◦	Heart attack

◦	Stroke

◦	Coronary artery surgery

◦	Life-threatening cancer

◦	Renal failure or

◦	Alzheimer’s disease; and

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•
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician’s statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Optional Four-Year Withdrawal Charge Period. If you are 85 years of age or younger, you may elect an endorsement to your Contract that substitutes for the Contract’s usual seven-year withdrawal period a four-year withdrawal period with withdrawal charges in contribution years one through four of 8%, 7%, 5.5%, and 3.5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.40% of average daily net asset value of your allocations to the Investment Divisions.

The charge for the Four-year Withdrawal Charge Period option continues for the first four Contract Years. The potential benefits of this option normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). Under this benefit you may only make Premium payments in Contract Year 1. In the process of evaluating this option, please weigh the benefit of the added liquidity that this benefit provides against the negative impact that its charge will have on your Accumulation Value and the restriction it places on your ability to subsequently contribute Premium.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual’s particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” subsection beginning on page 132, and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on page 106.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

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Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the Contract Anniversary on or next following the Owner’s 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 151.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit’s Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 148. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

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Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the Contract Year (ending June 30, 2020) is $10. The RMDs for calendar years 2019 and 2020 are $14 and $16, respectively.

If the Owner withdraws $7 in the first and second halves of calendar year 2019 and $8 in the first and second halves of calendar year 2020, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15 in the Contract Year running from July 1, 2019 to June 30, 2020. Because the sum of the Owner’s withdrawals for the Contract Year running from July 1, 2019 to June 30, 2020 is less than the greater of the RMDs for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1949, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2019 RMD) until March 30, 2020, he may still take the 2020 RMD before the next Contract Year begins on June 30, 2020 without an adverse recalculation of the GWB and GAWA. However, if he takes his second RMD (the 2020 RMD) after June 30, 2020, he should wait until the following Contract Year begins on July 1, 2021 to take his third RMD (the 2021 RMD) because, except for the calendar year in which RMDs begin, withdrawing two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the total of the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, specifically examples 4, 5, and 7 under sections “I. SafeGuard Max,” “II. AutoGuard 5, AutoGuard 6,” “III. Jackson Select Protector,” and “VI. MarketGuard Stretch,” or examples 6, 7, and 9 under sections “IV. LifeGuard Freedom 6 Net” and “V. LifeGuard Freedom Flex.”  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax advisor, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D under section “I. SafeGuard Max”, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner’s (or any joint Owner’s) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

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Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, as subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D under section “I. SafeGuard Max”.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

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Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 4, 5 and 7 in Appendix D under section “I. SafeGuard Max” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “I. SafeGuard Max”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

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We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “I. SafeGuard Max” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D under section “I. SafeGuard Max”.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 163), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the

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anniversary of the original Contract’s Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 163.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

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5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D under section “II. AutoGuard 5, AutoGuard 6” that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date. For Contracts issued before January 12, 2015, this GMWB is also available to add to a Contract on any Contract Anniversary, subject to availability. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB. For Contracts issued before January 12, 2015, the 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal (see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D under section “II. AutoGuard 5, AutoGuard 6” to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other

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conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D under section “II. AutoGuard 5, AutoGuard 6”). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.

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If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract’s Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 151.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

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Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D under section “II. AutoGuard 5, AutoGuard 6” that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes. plus any Contract Enhancement, will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment, that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D under section “II. AutoGuard 5, AutoGuard 6” to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation

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of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees. Examples 4, 5, and 7 in Appendix D under section “II. AutoGuard 5, AutoGuard 6” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D under section “II. AutoGuard 5, AutoGuard 6”). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract’s Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments

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will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 151.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”).

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for the combination of withdrawal benefit and death benefit available under this GMWB and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix D under Section “III. Jackson Select Protector”, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 12 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

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This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or on any Contract Anniversary. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus any Contract Enhancement.
Election After Issue, subject to availability –
The GWB equals the Contract Value.

The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Under the calculation of the GWB, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue. Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up) and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s (or any joint Owner’s) death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

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Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 4, 5 and 7 in Appendix D under section “III. Jackson Select Protector” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not effective and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “III. Jackson Select Protector”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

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We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “III. Jackson Select Protector” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”). The manner in which the highest quarterly Contract Value is determined is discussed in detail further below. (See Examples 6 and 7 in Appendix D under section “III. Jackson Select Protector”.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

In addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability). In the event that the highest quarterly Contract Value is greater than the BDB on a step-up, the BDB is increased to equal that highest quarterly Contract Value. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner). If an age band is crossed, the GAWA percentage will be increased. For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

•	The GAWA percentage will not be recalculated upon step-ups following spousal continuation.

If the GAWA percentage is reset, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the

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quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.34%. You will be notified of a GMWB Charge increase 45 days prior to the Contract Anniversary and may elect to discontinue the automatic step-ups of the GWB. Such election must be received in Good Order prior to the Contract Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum. Therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Select Protector Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the Select Protector Death Benefit. On the effective date of this GMWB endorsement, the Select Protector Death Benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the Select Protector Death Benefit is recalculated to equal the Select Protector Death Benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5 million.

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Partial withdrawals will affect the Select Protector Death Benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
	●	The Select Protector Death Benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
●
The Select Protector Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The Select Protector Death Benefit is not adjusted upon step-up. The Select Protector Death Benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.). The Select Protector Death Benefit will also terminate and will not be included in any applicable continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) should this GMWB be continued through spousal continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees. By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/1-year Fixed Account Option and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/1-year Fixed Account Option in proportion to their current value. Please be aware that the 3, 5 and 7-year Fixed Account Options are not available on Contracts that elect this benefit. Transfers to the GMWB Fixed Account from the 1-year Fixed Account Option are not subject to an Excess Interest Adjustment.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment or a step-up) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56%, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

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Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] (so the lesser of the two) and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer. For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 9 in Appendix D under section “III. Jackson Select Protector”. Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

Converse to the above example, automatic transfers from the GMWB Fixed Account into your elected Investment Divisions/Fixed Account Option will occur when you experience sufficient positive investment returns such that your Contract Value increases sufficiently relative to the Liability amount. Using the formulas in the above example, this would occur when the calculated ratio is less than 77%. For an example using assumptions that result in a ratio less than 77%, please see Example 9b in Appendix D under section “III. Jackson Select Protector”.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 25 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, BDB, or Select Protector Death Benefit as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 14. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

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Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Select Protector Death Benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner’s death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The Select Protector Death Benefit is void and will not be included in the continuation adjustment.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦	The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the original Owner’s (or oldest joint Owner’s) attained age (as if that person had survived).

◦	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of death.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

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•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The Select Protector Death Benefit will be included in the calculation of the continuation adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 163.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company’s receipt of the Owner’s written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

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If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix D under section “IV. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

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The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary, subject to availability. If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at

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our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 41. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix D under section “IV. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

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Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix D under section “IV. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.
When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

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•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

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Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).
Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or

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•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.
The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “IV. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “IV. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). If elected at issue, the initial BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements. If elected after issue (subject to

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availability), the BDB equals Contract Value less (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following spousal continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5

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million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner’s death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

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◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 163.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.
Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual

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amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

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The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner’s spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner’s spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix D under section “IV. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

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The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of a divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

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•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary, subject to availability. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of spousal continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

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The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 41. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

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Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix D under section “IV. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –

The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix D under section “IV. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

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•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

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Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals

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for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or

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the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “IV. LifeGuard Freedom 6 Net” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, plus ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “IV. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). If elected at issue, the initial BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements. If this GMWB is elected on any Contract Anniversary (subject to availability), the BDB equals Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following spousal continuation if the spouse electing spousal continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the

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GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date. The GAWA percentage will not change on future step-ups.

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◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 163.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.
Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

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This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “IV. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

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●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “IV. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: SOME OF THE OPTIONAL FEATURES UNDER THESE GMWBS ARE NOT CURRENTLY AVAILABLE. REFER TO THE SUMMARY OF THE AVAILABLE COMBINATIONS OF OPTIONS BELOW FOR MORE INFORMATION.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine

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the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

Step-Up
Bonus	Annual or Highest Quarterly Contract Value	Freedom Flex Death Benefit (DB)

5%	Annual
5%**	Quarterly
6%	Annual	Yes*
6%**	Quarterly
7%	Annual
7%**	Quarterly

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%***	Quarterly
6%	Annual
7%	Annual

*This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).
**No longer offered on or after April 29, 2013.
***No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such

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as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 161) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix D under section “V. LifeGuard Freedom Flex,” particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

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In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 75 (72 for endorsements issued April 25, 2016 through February 10, 2019, 70 for endorsements issued September 16, 2013 through April 24, 2016, and 67 for endorsements issued April 29, 2013 through September 16, 2013 ) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required). This GMWB may be added to a Contract on the Issue Date. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary (subject to availability). Please note, however, that the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

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When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “V. LifeGuard Freedom Flex”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and spousal continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:

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1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 41. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 6, 7 and 9 in Appendix D under section “V. LifeGuard Freedom Flex” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix D under section “V. LifeGuard Freedom Flex”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

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When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

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The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “V. LifeGuard Freedom Flex”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “V. LifeGuard Freedom Flex”.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “V. LifeGuard Freedom Flex” for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “V. LifeGuard Freedom Flex” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value.. The GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6 and 7% Bonus Options. For endorsements issued between September 10, 2012 and April 29, 2013, you may elect to have the GWB automatically reset to the Contract Value by an alternative method, which must be selected by you at issue and once selected cannot be changed. Under the alternative method, the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “).

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

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The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.
Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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With a step-up –
The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), (subject to a $5 million maximum).

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following spousal continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

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Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 161, for the death benefit that differs from the Contract’s death benefit and is available only at issue and in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation. In the event of the Owner’s death (or any Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner’s death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

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•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 163.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner’s death (or any Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner

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selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6 or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “V. LifeGuard Freedom Flex”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

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The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “V. LifeGuard Freedom Flex” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix D under section “V. LifeGuard Freedom Flex”, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities

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that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is

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void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date. For Contracts issued before January 12, 2015, this GMWB may also be added to a Contract on any Contract Anniversary, subject to availability. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB. To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of spousal continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you are eligible to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix D under section “V. LifeGuard Freedom Flex”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

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PLEASE NOTE: Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 41. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

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Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Examples 6, 7 and 9 in Appendix D under section “V. LifeGuard Freedom Flex” supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 71, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix D under section “V. LifeGuard Freedom Flex”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

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Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancements. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “V. LifeGuard Freedom Flex”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix D under section “V. LifeGuard Freedom Flex”.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix D under section “V. LifeGuard Freedom Flex” for an illustration of this GWB adjustment provision.)

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Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix D under section “V. LifeGuard Freedom Flex” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value. The GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options (a “step-up”). For endorsements issued between September 10, 2012 and April 29, 2013, you may elect to have the GWB automatically reset to the Contract Value by an alternative method, which must be selected by you at issue and once selected cannot be changed. Under the alternative method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5% Bonus Option (“Highest Quarterly Contract Value “). (See Examples 8 and 9 in Appendix D under section “V. LifeGuard Freedom Flex”.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

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In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –
The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013), subject to a $5 million maximum.

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value (if elected at issue for endorsements issued between September 10, 2012 and April 29, 2013) is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following spousal continuation if the spouse electing spousal continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB

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prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

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◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract’s Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 163.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

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•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 70 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

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Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D under section “V. LifeGuard Freedom Flex”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

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The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2019. At that time, the bonus period is scheduled to expire on December 1, 2029 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2022), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2032. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2034 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2034, and would be scheduled to expire on December 1, 2044. (Please also see Examples 8 and 9 in Appendix D under section “V. LifeGuard Freedom Flex” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D under section “VI. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. For more information about death benefit payments, please see “Payout Options” on page 163. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Contracts issued on or after January 12, 2015, a Beneficiary entitled to death benefit payments under an existing Contract must elect this GMWB prior to the time the Beneficiary begins taking distributions (or is required to begin taking distributions) from the Contract to meet the stretch minimum distribution requirements.

For Contracts purchased by prospective Owners on or after January 12, 2015 with death benefit proceeds that are subject to the minimum distribution requirements applicable to beneficiaries, this GMWB must be elected on the initial application and is not available for election after the Issue Date. Additionally, for Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements.

•	For Contracts issued prior to January 12, 2015:
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than

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five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible Owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 149).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); and once it is added to the Contract it cannot be canceled. If you are eligible to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D under section “VI. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner’s death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 169).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

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This GMWB allows withdrawals greater than the GAWA to meet the Contract’s Stretch RMD without compromising the endorsement’s guarantees. Examples 4 and 5 in Appendix D under section “VI. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 55.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D under section “VI. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Stretch RMD withdrawals in excess of the free withdrawal amount are not subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

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Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 165.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES: Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the Contract Year (ending June 30, 2020) is $10. The Stretch RMDs for calendar years 2019 and 2020 are $14 and $16, respectively.

If the Owner withdraws $7 in the first and second halves of calendar year 2019 and $8 in the first and second halves of calendar year 2020, then at the time the withdrawal in the first half of calendar year 2020 is taken, the Owner will have withdrawn $15 in the Contract Year running from July 1, 2019 to June 30, 2020. Because the sum of the Owner’s withdrawals for the Contract Year running from July 1, 2019 to June 30, 2020 is less than the greater of the Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D under section “VI. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax advisor, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

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With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D under section “VI. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix D under section “VI. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

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Owner’s Death. The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable, including the Earnings Protection Benefit.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner’s attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner’s death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D under sections “I. Safe Guard Max,” “II. AutoGuard 5, AutoGuard 6,” and “III. Jackson Select Protector,” and Example 9 in Appendix D under sections “IV. LifeGuard Freedom 6 Net’” and “V. LifeGuard Freedom Flex” illustrate the consequences of a

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withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. For Contracts issued on or after July 17, 2017 in the state of Oregon, the Income Date must be at least one year after the Contract’s Issue Date. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. If you do not choose how to receive your income payments, your income payments will be based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

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Fixed Income Payments. If you choose to receive fixed payments, the amount of each income payment will be determined by applying the portion of your Contract Value allocated to fixed payments, less any applicable Premium taxes and charges, to the rates in the annuity tables contained in the Contract applicable to the income option chosen. If the current annuity rates provided by us on contracts of this type would be more favorable to you, the current rates will be used.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 1.5% and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states. Each income option is available as fixed payments or variable payments.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 58.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 58.

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Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), the optional death benefits are only available upon application or upon conversion (if conversion is permitted). In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value on the date we receive all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (Premiums not previously withdrawn). If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the

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maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 163) upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse’s death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 163). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse’s death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “continuation adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;

•	if there are no earnings in your Contract; or

•	if your spouse exercises the Special Spousal Continuation Option (described below) and either

◦	is age 76 or older at the Continuation Date or

◦	elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available at issue or upon conversion (subject to availability), in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit. Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract’s Issue Date. The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 75 (72 for endorsements issued April 25, 2016 through February 10, 2019, 70 for endorsements issued September 16, 2013 through April 24, 2016, and 67 for endorsements issued April 29, 2013 through September 16, 2013 ) years of age on the date the endorsement is added to the Contract. The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of an optional death benefit may have been different; how an optional death benefit is calculated varies; and we may have referred to an optional death benefit by a different name – all as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

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Following are the calculations for the optional death benefits. For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

PLEASE NOTE: EFFECTIVE APRIL 28, 2014, THIS VERSION OF THE 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.
However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date. The interest rate is 3% per annum for all ages in Washington State.
All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge). For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

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(a)	the GMDB Benefit Base on the Income Date; less

(b)	the Contract Value on the Income Date.

If there is a death benefit amount on or after the Latest Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

The Roll-up Guaranteed Minimum Death Benefit (“Roll-up GMDB”), is available with three different Roll-up percentages, 3%, 4%, or 5%. We reserve the right to prospectively restrict the availability of any or all of the Roll-up percentages. Therefore, not all Roll-up percentages may be available at the time you are interested in electing this GMDB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the Roll-up percentages.

The Roll-up GMDB changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Roll-up GMDB will be determined as of the end of any Business Day and is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate (see table below) from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

The annual interest rate, based on the age of the Owner (or oldest Joint Owner) on the endorsement’s effective date, is as follows*:

	Annual Interest Rate
	69 or younger	70 or older
3% Roll-up	3%	2%
4% Roll-up	4%	3%
5% Roll-up	5%	4%

*In Washington State only the 3% Roll-up is available and the interest rate is 3% for all ages.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge). For total withdrawals up to your applicable Roll-up percentage (3%, 4% or 5%) of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of your applicable Roll-up percentage (3%, 4% or 5%) of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess

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withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals (including RMDs), particularly excess withdrawals, may prematurely reduce the value of this Roll-up GMDB.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

(a)	the GMDB Benefit Base on the Income Date; less

(b)	the Contract Value on the Income Date.

If there is a death benefit amount on or after the Latest Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,

•	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Death Benefit.

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The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

(a)	the GMDB Benefit Base on the Income Date; less

(b)	the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

PLEASE NOTE: EFFECTIVE APRIL 28, 2014, THIS VERSION OF THE COMBINATION 5% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date. The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge). For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable

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dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,

•	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the Latest Income Date, then the death benefit amount is equal to:

(a)	the GMDB Benefit Base on the Income Date; less

(b)	the Contract Value on the Income Date.

If there is a death benefit amount on or after the Latest Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“Combination Roll-up and Highest Quarterly Anniversary Value GMDB”) is available with three different Roll-up percentages, 3%, 4%, or 5%. We reserve the right to prospectively restrict the availability of any or all of the Roll-up percentages. Therefore, not all Roll-up percentages may be available at the time you are interested in electing this GMDB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the Roll-up percentages.

The Combination Roll-up and Highest Quarterly Anniversary Value GMDB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

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(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination Roll-up and Highest Quarterly Anniversary Value GMDB will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-up Component which is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate (see table below) from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

The annual interest rate, based on the age of the Owner (or oldest Joint Owner) on the endorsement’s effective date, is as follows*:

	Annual Interest Rate
	69 or younger	70 or older
Combination 3% Roll-up and Highest Quarterly Anniversary Value	3%	2%
Combination 4% Roll-up and Highest Quarterly Anniversary Value	4%	3%
Combination 5% Roll-up and Highest Quarterly Anniversary Value	5%	4%

*In Washington State only the 3% Roll-up is available and the interest rate is 3% for all ages.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge). For total withdrawals up to your applicable Roll-up percentage (3%, 4% or 5%) of the Roll-up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of your applicable Roll-up percentage (3%, 4% or 5%) of the Roll-up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals (including RMDs), particularly excess withdrawals, may prematurely reduce the value of this Roll-up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s (or oldest Joint Owner’s) 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,

•	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

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•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals (including RMDs), may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Latest Income Date, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on Latest Income Date, then the death benefit amount is equal to:

(a)	the GMDB Benefit Base on the Income Date; less

(b)	the Contract Value on the Income Date.

If there is a death benefit amount on or after the Latest Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom Flex DB is the greater of:

(a)	The Contract’s Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is available only at issue and in conjunction with the 6% Bonus and Annual Step-Up combination of options under the LifeGuard Freedom Flex GMWB and only if the owner is 35 to 75 (72 for endorsements issued September 16, 2013 through February 10, 2019 or 67 for endorsements issued April 29, 2013 through September 15, 2013 ) years of age on the date that the endorsement is issued in connection with the Contract. We reserve the right to prospectively restrict the GAWA% tables that may be elected in connection with the LifeGuard Freedom Flex DB. Therefore, not all GAWA% tables may be available at the time you are interested in electing this death benefit. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

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With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 121.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the Latest Income Date and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to:

(a)the GMWB Death Benefit on the Income Date; less

(b)the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to:

(a)the GMWB Death Benefit on the Income Date; less

(b)the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to:

(a)the GMWB Death Benefit on the Income Date; less

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(b)the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 130, and “Income Options” beginning on page 152.”

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death; or

•
the Beneficiary may elect to receive distribution of the entire death benefit in a series of systematic withdrawals over a period not extending beyond the Beneficiary’s life expectancy. The distributions must satisfy the minimum distribution requirements resulting from the death of the Owner as defined by the Internal Revenue Code and the implementing regulations. Upon the Beneficiary’s death, under a tax-qualified Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Under a non-qualified Contract, the designated beneficiary will receive a lump-sum distribution of the Contract Value.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire death benefit will be paid within 5 years of the Owner’s date of death. The death benefit will remain invested in the Investment Divisions in accordance with the allocation instructions given by the Owner until a payout option is selected, or new instructions are received from the Beneficiary after the claim is processed. For more information, please see “Special Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will

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add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate many of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse’s death. Any GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue the Contract. Some GMWBs may be terminated by your spouse on the Continuation Date. For more information, please see the respective GMWB subsections in this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions, or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 166.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary may elect to continue such distributions or take a lump-sum distribution of the Contract Value. Upon the Beneficial Owner’s death, under a non-qualified Stretch Contract, the Stretch Contract terminates, and the designated beneficiary will receive a lump-sum distribution of the Contract Value. We will waive withdrawal charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable withdrawal charges. Non-qualified Stretch Contracts may not be available in all states.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds. Optional benefits, other than MarketGuard Stretch GMWB, are not available.

Special requirements apply to non-qualified Stretch Contracts. All Premium payments must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. The Beneficial Owner may not annuitize the Stretch Contract. The Stretch Contract

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terminates upon the Beneficial Owner’s death, and we will pay the Contract Value to the Beneficial Owner’s beneficiary(ies) in a lump-sum distribution. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the Statement of Additional Information (“SAI”). You should consult your own tax advisor as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own advisor regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

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•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisors for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts - 1035 Exchanges. Under Section 1035 of the Code, you can purchase a variable annuity contract through a tax-free exchange of another annuity contract, or a life insurance or endowment contract. For the exchange to be tax-free under Section 1035, the owner and annuitant must be the same under the original annuity contract and the Contract issued to you in the exchange. If the original contract is a life insurance contract or endowment contract, the owner and the insured on the original contract must be the same as the owner and annuitant on the Contract issued to you in the exchange. Under certain circumstances, partial withdrawals may be treated as a tax-free “partial 1035 exchange” (please see the SAI for more information).

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to Premium payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

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Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax advisor prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an adviser in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 144 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

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The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option or any of the Investment Divisions (each a “Source Option”). If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

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Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the Premiums, minus

•	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Premium payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•	Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence

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longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant’s retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

STATEMENT OF ADDITIONAL INFORMATION REQUEST FORM
To obtain any of the following Statements of Additional Information (SAIs), please complete the form below and mail to:
Jackson National Life Insurance Company®
P. O. Box 24068
Lansing, MI 48909-4068
You can also request a copy of any of the following SAIs by calling our Annuity Service Center at 1-800-644-4565.

Please send me a copy of the current SAI for (check all that apply):
❑ Perspective II® (Single Share) Variable and Fixed Annuity (Contracts offered for sale on and after September 10, 2012) (JMV9485)
❑ JNL® Series Trust (V3180)
❑ JNL Variable Fund LLC (V3670)
❑ Jackson Variable Series Trust (CMV8711)
❑ American Funds Insurance Series (CMX5460)

Please Print:
Name:
Address:
City:				State:	Zip Code:
Date:	/	/	Signed:

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APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

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The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

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The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Capital Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no

obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of Remaining Premium (and, therefore, there is no free withdrawal). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016. The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012 :	Contract Issue Date
100000.00 :	Premium
4.00% :	Contract Enhancement Percentage
4000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00% :	Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$128,837.76 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76 :	Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94. In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$4,666.38 :	Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32 :	Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70 :
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value

$22,227.06 :	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of Remaining Premium. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $207,000 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below. For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest Remaining Premium, which will have the lowest withdrawal charges and recapture charges of any Premium remaining in the Contract.

Example 2
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium 1
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00% :	Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
3.00% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50% :	Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (WC%2)
8.50% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$207,000.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00 :	Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00 :	Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00 :	Total Corresponding Premium 1, which is the oldest Remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00 :
The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges. In this example, the corresponding Premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02. In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount
$7,000.00 :	Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)
$3,772.47 :	Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55 :	Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$42,617.98 :	Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

Example 3 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 44 of this prospectus). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016. The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2016.

Example 3
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
2.50% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016 :	Income Date
$128,837.76 :	Contract Value at end of Year 4
$2,500.00 :	Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (2.50%)
$126,337.76 :	Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2018 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Buckman, Buckman & Reid, Inc.	Excel Securities & Associates, Inc.
Allegheny Investments, Ltd.	Cadaret, Grant & Co., Inc.	FCG Advisors, LLC
Allegiance Capital, LLC	Calton & Associates, Inc.	Feltl and Company
Allegis Investment Services	Cambridge Investment Research, Inc.	Fifth Third Securities
Allen & Company of Florida, Inc.	Cantella & Company, Inc.	Financial Security Management Inc.
Allstate Financial Services, LLC	Cape Securities, Inc.	Financial Services International Corporation
American Equity Investment Corp.	Capital Financial Services
American Independent Securities Group, LLC	Capital Investment Group, Inc.	First Allied Securities, Inc.
	Cary Street Partners	First Asset Financial Inc.
American Portfolios Financial Services, Inc.	Centaurus Financial, Inc.	First Citizens Investor Services
	Center Street Securities, Inc.	First Financial Equity Corporation
Ameriprise Advisor Services, Inc.	Ceros Financial Services, Inc.	First Heartland Capital, Inc.
Ameriprise Financial Services, Inc.	Cetera Advisor Networks, LLC	First Republic Securities Company, LLC
Ameritas Investment Corporation	Cetera Advisors, LLC	Foresters Equity Services, Inc.
Andrew Garrett Inc.	Cetera Financial Specialists, LLC	Fortune Financial Services, Inc.
APW Capital, Inc.	Cetera Investment Services, LLC	Founders Financial Securities, LLC
Arete Wealth Management, LLC	CFD Investments, Inc.	FSC Securities Corporation
Arlington Securities, Inc.	Chalice Capital Partners, LLC	FTB Advisors, Inc.
Arque Capital, Ltd	Chelsea Financial Services	G.A. Repple and Company
Arvest Asset Management	Citigroup Global Markets, Inc.	G.F. Investment Services, LLC
Associated Investment Services	Citizens Investment Services	G.W. Sherwold Associates, Inc
Ausdal Financial Partners, Inc.	Citizens Securities, Inc.	Garden State Securities
Avalon Investment & Securities Group, Inc.	Client One Securities, LLC	Gardner Financial Services, Inc.
	Coastal Equities, Inc.	Geneos Wealth Management, Inc.
AXA Advisors, LLC	Commonwealth Financial Network	Girard Securities, Inc.
B Riley Wealth Management	Community America Financial Solutions, LLC	Globalink Securities, Inc.
BancWest Investment Services, Inc.		GLP Investment Services, LLC
Bankers Life Securities, Inc.	Comprehensive Asset Management and Servicing, Inc.	GLS & Associates, Inc.
BB&T Investment Services, Inc.		Gradient Securities, LLC
BB&T Securities LLC	Concorde Investment Services, LLC	GWN Securities, Inc.
BBVA Compass Investment Solutions, Inc.	CoreCap Investments Inc.	H Beck, Inc.
BCG Securities, Inc.	Country Capital Management Company	H.D. Vest Investment Securities, Inc.
Beaconsfield Financial Services	Crown Capital Securities, L.P.	Halliday Financial, LLC
Benjamin F Edwards & Company	CUNA Brokerage Services, Inc.	Hancock Investment Services LLC
Berthel, Fisher & Company Financial Services	CUSO Financial Services, Inc.	Hantz Financial Services
	Cutter & Company	Harbour Investments, Inc.
BMO Harris Financial Advisers, Inc.	D. A. Davidson & Company	Harger and Company, Inc.
BOK Financial Securities, Inc.	D.H. Hill Securities, LLP	Hazard & Siegel, Inc.
Broker Dealer Financial Services Corporation	Davenport & Company, LLC	Hefren-Tillotson, Inc.
	David A. Noyes & Co	Hilltop Securities, Inc.
Brokers International Financial Services, LLC	Dempsey Lord Smith, LLC	Hornor, Townsend & Kent, Inc.
	Edward Jones & Company	HRC Fund Associates, LLC
Brooklight Place Securities	Equity Services, Inc.	HSBC Securities (USA) Inc.
Bruderman Brothers	Essex Securities	Huntington Investment Company

IBN Financial Services, Inc.	M. Holdings Securities, Inc.	Purshe Kaplan Sterling Investments
IFS Securities	M.S. Howells & Co.	Questar Capital Corporation
IMS Securities, Inc.	Madison Avenue Securities, Inc.	Raymond James & Associates, Inc.
Independence Capital Company	McDonald Partners, LLC	Raymond James Financial Services, Inc.
Independent Financial Group, LLC	Mercap Securities, LLC	RBC Capital Markets Corporation
Infinex Investments, Inc.	Merrill Lynch	Regulus Advisors, LLC
Infinity Financial Services	Michigan Securities, Inc.	Rehmann Financial Network LLC
Infinity Securities, Inc.	Mid-Atlantic Capital Corporation	Rhodes Securities, Inc.
Innovation Partners, LLC	Mid-Atlantic Securities, Inc.	Robert W. Baird & Company, Inc.
InterCarolina Financial Services, Inc.	MML Investors Services, LLC	Royal Alliance Associates
International Assets Advisory, LLC	Moloney Securities Company, Inc.	S.L. Reed & Company
Intervest International, Inc.	Money Concepts Capital Corp.	SA Stone Wealth Management, Inc.
INVEST Financial Corporation	Morgan Stanley	Sagepoint Financial, Inc.
Investacorp, Inc.	MSI Financial Services	Santander Securities, LLC
Investment Centers of America, Inc.	Mutual of Omaha Investor Services, Inc.	SCF Securities, Inc.
Investment Network, Inc	Mutual Securities, Inc.	Securian Financial Services, Inc.
Investment Planners, Inc.	Mutual Trust Co. of America Securities	Securities America, Inc.
Investment Professionals, Inc.	MWA Financial Services, Inc.	Securities Management & Research, Inc.
J.W. Cole Financial, Inc.	National Planning Corporation	Securities Service Network, Inc.
Janney, Montgomery Scott, LLC	National Securities Corporation	Sigma Financial Corporation
JJB Hilliard WL Lyons, LLC	Nations Financial Group, Inc.	Signal Securities, Inc.
K. W. Chambers & Company	Nationwide Planning Associates	Signator Investors, Inc.
Kalos Capital, Inc.	Nationwide Securities, LLC	Signature Securities Group Corporation
Kestra Investment Services Inc./NFP Securities, Inc.	Navy Federal Brokerage Services, LLC	SII Investments, Inc.
	NBC Securities, Inc.	Silver Oak Securities
Key Investment Services	Nelson Securities, Inc.	Simmons First Investment Group, Inc.
KMS Financial Services, Inc.	Newbridge Securities Corporation	Sorrento Pacific Financial, LLC
Kovack Securities, Inc.	Next Financial Group, Inc.	Southeast Investments, N.C., Inc.
L. M. Kohn & Company, Inc.	Ni Advisors	Spire Securities
Labrunerie Financial Services, Inc.	North Ridge Securities Corporation	St. Bernard Financial Services, Inc.
Ladenburg Thalmann & Co. Inc	Northeast Securities, Inc.	Sterne, Agee & Leach, Inc.
Landolt Securities. Inc.	OFG Financial Services, Inc.	Stifel Nicolaus & Company, Inc.
Lara, May & Associates, LLC	OneAmerica Securities, Inc.	Summit Brokerage Services, Inc.
Larson Financial Securities, LLC	Oppenheimer & Company, Inc.	SunTrust Investment Services, Inc.
Lasalle St. Securities, LLC	Packerland Brokerage Services	SWS Financial Services, Inc.
Leigh Baldwin & Company	Paradigm Equities, Inc.	Symphonic Securities, LLC
Lesko Securities Inc.	Park Avenue Securities, LLC	Synovus Securities, Inc.
Liberty Partners Financial Services, LLC	Parkland Securities, LLC	Tandem Securities, Inc.
LifeMark Securities Corporation	Parsonex Securities, LLC	Taylor Capital Management
Lincoln Financial Advisors	Peak Brokerage Services	TCFG Wealth Management, LLC
Lincoln Financial Securities Corporation	People’s Securities, Inc.	TFS Securities, Inc.
Lincoln Investment Planning, Inc.	PFA Security Asset Management, Inc.	The Investment Center, Inc.
Lion Street Financial, LLC	PlanMember Securities Corporation	The Leaders Group, Inc.
Lombard Securities	PNC Investments, LLC	The O.N. Equity Sales Company
Lowell & Company, Inc.	Principal Securities	The Strategic Financial Alliance, Inc.
LPL Financial Services	Private Client Services, LLC	Titleist Asset Management, Ltd.
Lucia Securities, LLC	ProEquities, Inc.	Transamerica Financial Advisors, Inc.
M Griffith Investment Services	Prospera Financial Services, Inc.	Triad Advisors, Inc.
M&T Securities, Inc.	Pruco Securities, LLC	Trustmont Financial Group, Inc.

UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Brokerage Services, Inc.
United Planners Financial Services of America

US Bancorp Investments, Inc.
USA Financial Securities Corporation
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed, Inc.
Wayne Hummer Investments, LLC
Wedbush Securities, Inc.
Wellington Shields & Co., LLC
Wells Fargo Advisors, LLC
Wesbanco Securities, Inc.
Wescom Financial Services, LLC
Western Equity Group
Western International Securities, Inc.
Westminster Financial Securities, Inc.
William C. Burnside & Co., Inc.
Wintrust Investments LLC
Woodbury Financial Services, Inc.
Woodmen Financial Services, Inc.
World Capital Brokerage, Inc.
World Equity Group, Inc.
WWK Investments, Inc.

APPENDIX D

GMWB PROSPECTUS EXAMPLES

I.    SAFEGUARD MAX (No longer offered as of April 29, 2013)
Unless otherwise specified, the following examples assume you elected SafeGuard Max GMWB with a 7% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $7,000, which is 7% of your initial GWB ($100,000*0.07 = $7,000).

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $7,000, which is 7% of your initial GWB ($100,000*0.07 = $7,000).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $7,350, which is 7% of your initial GWB ($105,000*0.07 = $7,350).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 7% based on your attained age and your GWB is $100,000, your initial GAWA is $7,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.07 = $7,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $10,500, which is your GAWA prior to the additional Premium payment ($7,000) plus 7% of your additional Premium payment ($50,000*0.07 = $3,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $346,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $350,000, which is your GAWA prior to the additional Premium payment ($346,500) plus 7% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.07 = $3,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified Contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified Contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($7,000) when your GWB is $100,000:

s	Your new GWB is $93,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,000).

s	Your GAWA for the next year remains $7,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($93,000 / $7,000 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($7,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $7,000, since your withdrawal did not exceed the greater of your GAWA ($7,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($92,500 / $7,000 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a – SafeGuard Max: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $146,500 and your GWB is $100,000:

s
Your new GWB is $91,000, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000)*(1 - ($10,000 - $7,000) / ($146,500 - $7,000)) = $91,000].

s
Your GAWA is recalculated to equal $6,849, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000 * (1 - ($10,000 - $7,000) / ($146,500 - $7,000)) = $6,849]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($91,000 / $6849 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,153, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000)*(1 - ($10,000 - $7,000) / ($105,000 - $7,000)) = $90,153].

s
Your GAWA is recalculated to equal $6,786, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000 * (1 - ($10,000 - $7,000)/($105,000 - $7,000)) = $6,785]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($90,153 / $6,786 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($7,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $87,188, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $7,000) * (1 - ($10,000 - $7,000) / ($55,000 - $7,000)) = $87,188].

s
Your GAWA is recalculated to equal $6,563, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$7,000*(1-($10,000-$7,000)/($55,000 - $7,000))=$6,563]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 14 years to deplete your GWB ($87,188 / $6,563 per year = 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $7,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s	Your GAWA for the next year is recalculated to equal $14,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($200,000*0.07 = $14,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 15 years to deplete your GWB ($200,000 / $14,000 per year = 15 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $7,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $7,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($90,000*0.07 = $6,300).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 13 years to deplete your GWB ($90,000 / $7,000 per year = 13 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. By not electing to step-up, you can avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $7,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $7,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $14,000, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($200,000*0.07 = $14,000). On the day following the step-up and after the withdrawal of $7,000, your new GWB is $193,000, which is your GWB less the amount of the withdrawal ($200,000 - $7,000 = $193,000) and your GAWA will remain at $14,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 14 years to deplete your GWB ($193,000 / $14,000 per year = approximately 14 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. .

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $93,000, which is your GWB less the amount of the withdrawal ($100,000 - $7,000 = $93,000) and your Contract Value becomes $193,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $7,000 = $193,000). Upon step-up following the withdrawal, your GWB is set equal to $193,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $13,510, which is the greater of 1) your GAWA prior to the step-up ($7,000) or 2) 7% of your new GWB ($193,000*0.07 = $13,510). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 15 years to deplete your GWB ($193,000 / $13,510 per year = 15 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as the election of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the requested withdrawal is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

II.    AUTOGUARD 5, AUTOGUARD 6 (AutoGuard 6 no longer offered as of April 29, 2013)

Unless otherwise specified, the following examples assume you elected an AutoGuard 5 GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus. If you elected an AutoGuard 6 GMWB instead of an AutoGuard 5 GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with a 6%.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b : If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement at the time the GMWB is elected:

s	Your initial GWB is $105,000, which is your Contract Value ($105,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

Example 2: This example demonstrates how your GAWA is determined.

▪	If your GAWA% is 5% based on your Contract and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified Contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified Contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s	Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

III.    JACKSON SELECT PROTECTOR (No longer offered as of April 29, 2013)

Unless otherwise specified, the following examples apply to and assume you elected Jackson Select Protector GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment net of any applicable Premium taxes, plus any Contract Enhancement was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5% and any For Life Guarantee has not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. References to the Select Protector Death Benefit refer to a death benefit provided by the Jackson Select Protector GMWB, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5000).

▪	Example 1b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract, subject to availability.

s	Your initial Select Protector Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s
Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($50,000*0.05 = $2,500).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Select Protector Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s	Your Select Protector Death Benefit will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Select Protector Death Benefit will be reduced in the same manner that the GWB is reduced; it is first reduced dollar-for-dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement is $100,000. Your BDB would not be less than $100,000, so this would not cause a re-determination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500). In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

▪	Notes:

s
Your endorsement contains a provision allowing the Company to increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your Select Protector Death Benefit remains unchanged since step-ups do not impact the Select Protector Death Benefit.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to step-up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–	The GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s
Your Select Protector Death Benefit would not be adjusted for the step-up since step-ups do not impact the Select Protector Death Benefit, but your Select Protector Death Benefit may be reduced for the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

Example 9: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix E. The annuity factors referenced in this example are also found in Appendix E. (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 9a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

s	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

s
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

s
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

s	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

s
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

s
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 9b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

s
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

s
Since the ratio (73.98%) is less than 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

s	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

s
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

s
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 9c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

s	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

s
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

s	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

s
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

s
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:

s
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

s
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current Premium allocation instructions.

s	No adjustments are made to the GWB, the GAWA or the Select Protector Death Benefit as a result of the transfer.

IV.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment. The GMWB Earnings Determination Baseline is not subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s
Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

•
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

•
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or in the case of Joint Owners, the oldest Joint Owner attains age 59 1/2 or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 91 and 104 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect.

You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333)

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current

Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

V.    LIFEGUARD FREEDOM FLEX

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom Flex GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than Contract Enhancement that could be elected, your initial Premium payment net of any applicable Premium taxes was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the Contract Enhancement is 5%, the GMWB elected has a bonus percentage of 7%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment, net of any applicable Premium taxes ($100,000), plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract, subject to availability.

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus any Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your GWB Adjustment provision is terminated since a withdrawal is taken.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will not be reduced since the withdrawal did not exceed the greater of the GAWA or the RMD.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB Death Benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the Highest Quarterly Contract Value, the Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to step-up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s	Your GWB Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB Death Benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the Highest Quarterly Contract Value, the Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the GWB Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the GWB Adjustment.

VI.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a –This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:

s	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX E

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB’s benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner’s (or oldest Joint Owner’s) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the Jackson Select Protector GMWB and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or

2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or

2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select Protector GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer.

Jackson Select Protector GMWB
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58

107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary. On each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX F

HISTORICAL CHARGES FOR OPTIONAL DEATH BENEFITS AND GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom Flex DB

If you selected the LifeGuard Freedom Flex DB optional death benefit before September 15, 2014, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB, you will pay 0.175% of the GMWB Death Benefit each Contract Quarter (0.70% annually). For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current and maximum charge for LifeGuard Freedom Flex DB is 0.06% of the GMWB Death Benefit each Contract Month (0.72% annually).

For complete information about the charge for this death benefit, please see “LifeGuard Freedom Flex DB” on page 57.

II. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 49.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(MO and WA Only) 3.00%	1.50%	(MO and WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
For endorsements purchased with Optional Income Upgrade Table	2.70%	(WA Only) 2.70%	1.35%	(WA Only) 1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

III. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 51.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

Annual Charge	Maximum		Current
	3.00%	(MO and WA Only) 3.00%	1.60%	(MO and WA Only) 1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.55%	(WA Only) 1.56%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.80%	(WA Only) 1.80%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

IV. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 52.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

V. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 53.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
6% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

APPENDIX G

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for `a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Annuity Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Accumulation Unit Values
Contract with Endorsements - 1.10%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$21.73	$18.84	N/A	N/A	N/A	N/A
End of period	$19.56	$21.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,261	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.98	$18.23	N/A	N/A	N/A	N/A
End of period	$21.27	$21.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,371	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$15.20	$11.68	N/A	N/A	N/A	N/A
End of period	$13.00	$15.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	26,894	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.59	$12.75	N/A	N/A	N/A	N/A
End of period	$13.77	$14.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,070	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$31.45	$24.08	N/A	N/A	N/A	N/A
End of period	$30.91	$31.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,811	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$36.27	$31.71	N/A	N/A	N/A	N/A
End of period	$31.71	$36.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,019	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$23.97	$21.00	N/A	N/A	N/A	N/A
End of period	$22.22	$23.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	12,100	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$27.61	$22.65	N/A	N/A	N/A	N/A
End of period	$25.47	$27.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	27,685	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$77.72	$58.81	N/A	N/A	N/A	N/A
End of period	$75.77	$77.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,200	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.532%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.38	$11.57	$11.04	$11.55	$11.27	$9.43
End of period	$11.86	$13.38	$11.57	$11.04	$11.55	$11.27
Accumulation units outstanding at the end of period	—	—	—	7,560	—	8,104

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.24	$15.46	$14.95	$15.69	$15.74	$14.18
End of period	$15.64	$17.24	$15.46	$14.95	$15.69	$15.74
Accumulation units outstanding at the end of period	—	—	—	1,053	1,179	1,297

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$19.48	$17.13	$14.85	$15.75	$14.05	$10.88
End of period	$17.28	$19.48	$17.13	$14.85	$15.75	$14.05
Accumulation units outstanding at the end of period	—	—	—	6,481	2,893	7,358

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.80	$12.58	$12.01	$12.27	$12.10	$10.65
End of period	$13.65	$14.80	$12.58	$12.01	$12.27	$12.10
Accumulation units outstanding at the end of period	—	—	—	18,074	18,355	18,626

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.45	$11.93	$11.39	$11.70	$11.51	$10.24
End of period	$12.52	$13.45	$11.93	$11.39	$11.70	$11.51
Accumulation units outstanding at the end of period	—	—	—	9,135	—	9,793

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.43	$7.85	$6.36	$8.56	$10.23	$9.58
End of period	$5.99	$7.43	$7.85	$6.36	$8.56	$10.23
Accumulation units outstanding at the end of period	—	—	—	10,669	—	11,437

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.67	$16.22	$16.19	$16.54	$16.32	$17.09
End of period	$16.18	$16.67	$16.22	$16.19	$16.54	$16.32
Accumulation units outstanding at the end of period	—	—	—	18,661	7,167	21,021

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.49	$11.53	$11.41	$12.88	$13.77	$11.42
End of period	$11.10	$12.49	$11.53	$11.41	$12.88	$13.77
Accumulation units outstanding at the end of period	—	—	—	9,556	—	10,243

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.14	$11.14	$10.08	$11.02	$11.00	$9.10
End of period	$10.72	$12.14	$11.14	$10.08	$11.02	$11.00
Accumulation units outstanding at the end of period	—	—	—	9,630	10,322	10,992

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.77	$12.84	$11.54	$12.78	$12.70	$11.42
End of period	$12.84	$13.77	$12.84	$11.54	$12.78	$12.70
Accumulation units outstanding at the end of period	—	—	—	1,936	2,073	2,205

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.30	$20.20	$20.29	$20.73	$20.18	$20.92
End of period	$19.47	$20.30	$20.20	$20.29	$20.73	$20.18
Accumulation units outstanding at the end of period	—	—	—	7,255	2,502	8,132

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.61	$14.53	$14.55	$15.07	$13.43	$13.41
End of period	$14.25	$15.61	$14.53	$14.55	$15.07	$13.43
Accumulation units outstanding at the end of period	—	—	—	1,304	1,421	1,538

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$26.88	$28.40	$22.90	$30.60	$35.01	$28.65
End of period	$20.85	$26.88	$28.40	$22.90	$30.60	$35.01
Accumulation units outstanding at the end of period	—	—	—	3,568	—	3,825

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$14.08	$10.59	$9.59	$9.42	$8.01	$6.51
End of period	$13.62	$14.08	$10.59	$9.59	$9.42	$8.01
Accumulation units outstanding at the end of period	—	—	—	3,072	3,589	4,397

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$28.86	$25.59	$21.85	$23.03	$21.62	$16.67
End of period	$24.87	$28.86	$25.59	$21.85	$23.03	$21.62
Accumulation units outstanding at the end of period	—	—	—	861	972	1,048

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.21	$12.14	$11.84	$12.53	$12.44	$14.05
End of period	$11.64	$12.21	$12.14	$11.84	$12.53	$12.44
Accumulation units outstanding at the end of period	—	—	—	3,412	3,818	4,199

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.50	$18.78	$16.36	$16.66	$15.03	$11.79
End of period	$18.93	$20.50	$18.78	$16.36	$16.66	$15.03
Accumulation units outstanding at the end of period	—	—	—	2,956	3,265	3,730

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.51	$12.01	$11.73	$12.22	$12.15	$11.93
End of period	$11.91	$12.51	$12.01	$11.73	$12.22	$12.15
Accumulation units outstanding at the end of period	—	—	—	49,350	50,116	50,835

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.42	$17.30	$16.75	$17.21	$16.71	$13.98
End of period	$18.72	$20.42	$17.30	$16.75	$17.21	$16.71
Accumulation units outstanding at the end of period	—	—	—	13,128	13,332	13,529

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.58	$13.45	$13.07	$13.56	$13.38	$12.57
End of period	$13.73	$14.58	$13.45	$13.07	$13.56	$13.38
Accumulation units outstanding at the end of period	—	—	—	3,847	—	4,123

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.25	$16.13	$15.67	$16.19	$15.89	$14.07
End of period	$16.92	$18.25	$16.13	$15.67	$16.19	$15.89
Accumulation units outstanding at the end of period	—	—	—	6,306	6,750	7,181

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.00	$9.13	$9.23	$9.44	$9.64	$9.88
End of period	$8.87	$9.00	$9.13	$9.23	$9.44	$9.64
Accumulation units outstanding at the end of period	—	—	—	4,709	5,269	5,795

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Mailing Address and Contact Information
Annuity Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-644-4565 8:00 a.m. to 7:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2019

PERSPECTIVE II® (Single Share)

PERSPECTIVE II
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after September 10, 2012)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29, 2019. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-24068 or calling 1-800-644-4565.

1

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ,” “STANDARD & POOR’S 500 ® ,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “The Dow ® ” and “The Dow ® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”).

Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

2

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT

3

THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 ® Index to track general stock market performance. The Corporations’ only relationship to Jackson National Life Insurance Company (“Licensee”) is in the licensing of the NASDAQ ® , and Nasdaq-100 ® Index TM registered trademarks, and certain trade names of the Corporations and the use of the Nasdaq-100 ® Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 ® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 ® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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NASDAQ ® , and Nasdaq-100 ® Index TM , are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Jackson National Life Insurance Company . The JNL/Mellon Capital Nasdaq ® 100 Index Fund has not been passed on by the Corporations as to their legality or suitability. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust (“JNLST”) as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

Morningstar® and Wide Moat FocusSM Index are service marks of Morningstar, Inc. (Morningstar) and have been licensed for use for certain purposes by a Jackson National Asset Management, LLC (“JNAM”).

JNL/Morningstar Wide Moat Index Fund is not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the JNL/Morningstar Wide Moat Index Fund or any member of the public regarding the advisability of investing in securities generally or in the JNL/Morningstar Wide Moat Index Fund in particular or the ability of the Morningstar® Wide Moat FocusSM Index to track general stock market performance. Morningstar’s only relationship to JNAM is the licensing of: (i) certain service marks and service names of Morningstar; and (ii) the Wide Moat FocusSM Index which is determined, composed and calculated by Morningstar without regard to JNAM or the JNL/Morningstar Wide Moat Index Fund. Morningstar has no

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obligation to take the needs of JNAM or the owners of JNL/Morningstar Wide Moat Index Fund into consideration in determining, composing or calculating the Wide Moat FocusSM Index. Morningstar is not responsible for and has not participated in the determination of the prices and amount of the JNL/Morningstar Wide Moat Index Fund or the timing of the issuance or sale of the JNL/Morningstar Wide Moat Index Fund or in the determination or calculation of the equation by which the JNL/Morningstar Wide Moat Index Fund is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the JNL/Morningstar Wide Moat Index Fund.

MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY JNAM, OWNERS OR USERS OF THE JNL/MORNINGSTAR WIDE MOAT INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WIDE MOAT FOCUSSM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company and Subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215 .

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $501,239 in 2016, $491,607 in 2017, and $502,230 in 2018 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 300 Innovation Drive, Franklin, Tennessee 37067. JNLD is a subsidiary of Jackson.

For Perspective II ® contracts, the aggregate amount of commissions paid to broker/dealers was $824,129,963 in 2016, $895,412,515 in 2017, and $900,673,835 in 2018. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period (“initial investment”) and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value (“redeemable value”) of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal

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charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division’s effective yield

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is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division’s and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner’s investment in the JNL/WMC Government Money Market Division nor that Division’s investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS “ANNUITY CONTRACTS” UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson’s Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the “Code”). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in

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the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For “eligible rollover distributions” from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to “roll over” the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

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Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 144 Investment Divisions and at least one Fixed Account option, and, if more than 99 options offered, a Contract owner’s Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

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An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income. In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer’s gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

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The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose “disability” is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be “rolled over” into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an “eligible rollover distribution” made by certain types of plans (as described above under “Taxes - Withholding Tax on Distributions”) that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

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Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See “Tax Treatment of Withdrawals - Tax-Qualified Contracts” above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “individual retirement annuity” (“IRA annuity”). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Premium payments for Roth IRA annuities are limited to a maximum of $6,000 for 2019. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2019, these levels are $122,000 in the case of single taxpayers, $193,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $6,000 annual limitation

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(increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includable compensation or the $19,000 elective deferral limitation in 2019. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

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Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 1.5%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.5%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund’s share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the “ex-dividend” date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

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(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see “Income Payments (The Income Phase)” in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with Administration Charge waiver and no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

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Accumulation Unit Values
Contract with Endorsements - 1.15%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.90	$12.42	$11.62	$12.07	$11.71	N/A
End of period	$13.19	$14.90	$12.42	$11.62	$12.07	N/A
Accumulation units outstanding at the end of period	1,099,415	658,846	255,667	25,055	18,897	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$11.50	N/A	N/A	N/A	N/A	N/A
End of period	$11.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	254,442	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.57	$13.28	$12.49	$12.89	$12.41	$10.24
End of period	$14.00	$15.57	$13.28	$12.49	$12.89	$12.41
Accumulation units outstanding at the end of period	2,061,065	1,484,122	1,031,463	220,078	230,608	241,551

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$19.45	$17.21	$16.41	$16.98	$17.21	N/A
End of period	$17.90	$19.45	$17.21	$16.41	$16.98	N/A
Accumulation units outstanding at the end of period	310,757	564,704	96,820	72,473	4,223	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.89	$17.29	$16.80	$17.35	$17.23	$16.65
End of period	$17.52	$18.89	$17.29	$16.80	$17.35	$17.23
Accumulation units outstanding at the end of period	359,571	419,872	235,302	129,193	280,497	272,703

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$13.13	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	437,923	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.51	$13.69	$12.91	$13.30	$13.42	N/A
End of period	$14.31	$15.51	$13.69	$12.91	$13.30	N/A
Accumulation units outstanding at the end of period	1,173,056	643,644	87,406	—	67,351	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.20	$10.64	N/A	N/A	N/A	N/A
End of period	$11.37	$12.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	248,645	137,779	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$51.53	$40.96	$39.19	$41.58	$40.92	$31.73
End of period	$49.89	$51.53	$40.96	$39.19	$41.58	$40.92
Accumulation units outstanding at the end of period	341,497	177,546	56,437	21,729	15,537	8,897

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.89	$20.84	$17.03	$19.03	$19.22	$14.47
End of period	$19.28	$22.89	$20.84	$17.03	$19.03	$19.22
Accumulation units outstanding at the end of period	290,388	268,152	88,139	65,307	68,281	33,849

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$17.02	$14.75	$14.11	$14.50	$14.59	N/A
End of period	$16.00	$17.02	$14.75	$14.11	$14.50	N/A
Accumulation units outstanding at the end of period	1,857,350	844,777	122,929	—	6,445	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$21.65	$18.78	$16.05	$16.80	$14.78	$11.29
End of period	$19.48	$21.65	$18.78	$16.05	$16.80	$14.78
Accumulation units outstanding at the end of period	2,679,235	2,132,154	1,144,428	125,721	170,544	129,026

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.82	$10.27	$10.16	$10.73	$10.73	$10.75
End of period	$10.53	$10.82	$10.27	$10.16	$10.73	$10.73
Accumulation units outstanding at the end of period	696,437	500,634	236,379	73,969	70,077	38,571

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$16.12	$12.99	$12.92	$13.07	$12.99	$10.27
End of period	$14.22	$16.12	$12.99	$12.92	$13.07	$12.99
Accumulation units outstanding at the end of period	971,210	752,922	293,728	73,660	70,052	50,776

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$16.00	$13.42	$12.64	$12.73	$12.38	$10.36
End of period	$14.97	$16.00	$13.42	$12.64	$12.73	$12.38
Accumulation units outstanding at the end of period	4,766,302	2,991,462	1,368,041	211,053	203,885	130,876

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.90	$18.17	$16.55	$16.57	$15.21	$11.58
End of period	$21.18	$21.90	$18.17	$16.55	$16.57	$15.21
Accumulation units outstanding at the end of period	6,886,831	4,988,011	1,647,479	329,130	229,618	133,479

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$15.15	$11.64	$11.42	$12.14	$12.66	$10.58
End of period	$12.95	$15.15	$11.64	$11.42	$12.14	$12.66
Accumulation units outstanding at the end of period	2,474,666	1,975,448	398,599	66,863	51,515	27,763

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.55	$12.72	$11.99	$12.14	$11.78	$10.34
End of period	$13.72	$14.55	$12.72	$11.99	$12.14	$11.78
Accumulation units outstanding at the end of period	3,654,616	3,222,089	1,253,598	33,104	45,940	12,456

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.89	$10.90	$10.51	$11.02	$12.15	$11.08
End of period	$11.75	$13.89	$10.90	$10.51	$11.02	$12.15
Accumulation units outstanding at the end of period	2,033,683	1,508,348	457,173	198,709	177,020	107,880

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$17.25	$14.18	$13.29	$13.68	N/A	N/A
End of period	$14.77	$17.25	$14.18	$13.29	N/A	N/A
Accumulation units outstanding at the end of period	89,661	124,969	56,835	20,447	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.65	$12.13	$11.80	$12.10	$12.02	$10.63
End of period	$12.46	$13.65	$12.13	$11.80	$12.10	$12.02
Accumulation units outstanding at the end of period	2,860,939	3,103,969	1,287,934	465,825	631,904	265,550

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.65	$9.01	$7.20	$9.55	$11.27	$10.41
End of period	$7.07	$8.65	$9.01	$7.20	$9.55	$11.27
Accumulation units outstanding at the end of period	702,212	591,706	225,194	99,915	65,522	44,467

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$59.78	$45.25	$45.57	$43.39	$40.31	$29.34
End of period	$60.20	$59.78	$45.25	$45.57	$43.39	$40.31
Accumulation units outstanding at the end of period	606,709	317,573	142,612	22,950	19,549	15,876

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$17.17	$13.52	$13.67	$14.34	$10.00	N/A
End of period	$14.00	$17.17	$13.52	$13.67	$14.34	N/A
Accumulation units outstanding at the end of period	397,123	236,620	71,655	—	9,315	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.82	N/A	N/A	N/A	N/A	N/A
End of period	$10.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	502,674	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.84	$10.47	N/A	N/A	N/A	N/A
End of period	$10.49	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	155,610	180,141	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	400,482	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.81	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	290,047	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$36.19	$30.45	$27.01	$27.91	$25.71	$19.24
End of period	$33.00	$36.19	$30.45	$27.01	$27.91	$25.71
Accumulation units outstanding at the end of period	383,967	362,453	101,175	9,297	28,598	16,658

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$21.93	$21.04	$20.72	$20.88	$20.31	$20.98
End of period	$21.58	$21.93	$21.04	$20.72	$20.88	$20.31
Accumulation units outstanding at the end of period	1,090,978	903,763	180,490	60,293	63,319	40,837

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.47	N/A	N/A	N/A	N/A	N/A
End of period	$14.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,406,616	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.95	$10.64	$10.55	N/A	N/A	N/A
End of period	$11.02	$10.95	$10.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,292,940	871,194	222,037	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$13.77	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	95,109	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$15.31	$14.10	$12.66	$15.73	$14.82	$14.11
End of period	$14.17	$15.31	$14.10	$12.66	$15.73	$14.82
Accumulation units outstanding at the end of period	614,743	632,704	170,467	36,401	43,890	22,655

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$14.00	$12.75	$12.44	$13.85	$14.60	$13.93
End of period	$12.62	$14.00	$12.75	$12.44	$13.85	$14.60
Accumulation units outstanding at the end of period	550,384	604,278	322,605	112,833	184,538	132,561

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$14.13	$12.79	$11.40	$12.30	$12.12	$9.89
End of period	$12.65	$14.13	$12.79	$11.40	$12.30	$12.12
Accumulation units outstanding at the end of period	274,337	214,078	103,601	59,937	59,175	76,206

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$13.10	$11.27	$10.31	$11.14	$11.55	$10.48
End of period	$11.03	$13.10	$11.27	$10.31	$11.14	$11.55
Accumulation units outstanding at the end of period	521,203	430,883	199,573	48,370	91,313	39,783

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.75	$11.48	$11.18	$11.80	$11.99	$11.72
End of period	$11.70	$11.75	$11.48	$11.18	$11.80	$11.99
Accumulation units outstanding at the end of period	468,467	382,459	122,989	26,824	36,986	50,289

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$16.18	$14.89	$13.20	$14.41	$14.13	$13.46
End of period	$15.30	$16.18	$14.89	$13.20	$14.41	$14.13
Accumulation units outstanding at the end of period	758,586	725,480	389,852	214,634	246,446	87,533

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$13.22	$10.11	$10.35	$10.08	$11.26	$10.81
End of period	$10.48	$13.22	$10.11	$10.35	$10.08	$11.26
Accumulation units outstanding at the end of period	613,746	466,235	174,466	43,470	25,479	25,009

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$14.36	$13.44	$11.75	$12.47	$11.75	$11.03
End of period	$12.91	$14.36	$13.44	$11.75	$12.47	$11.75
Accumulation units outstanding at the end of period	403,054	413,355	198,731	161,708	173,303	95,365

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$27.75	$27.25	$27.00	$27.20	$26.11	$26.69
End of period	$27.00	$27.75	$27.25	$27.00	$27.20	$26.11
Accumulation units outstanding at the end of period	339,565	351,575	117,255	14,127	8,398	14,564

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.87	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	273,308	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.87	$7.22	$7.56	$8.05	$7.31	$7.57
End of period	$8.90	$10.87	$7.22	$7.56	$8.05	$7.31
Accumulation units outstanding at the end of period	613,397	484,421	50,942	29,841	24,338	24,134

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	128,003	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$18.60	$17.07	$16.86	$17.22	$15.14	$14.91
End of period	$17.21	$18.60	$17.07	$16.86	$17.22	$15.14
Accumulation units outstanding at the end of period	457,723	400,107	188,115	56,777	56,765	47,755

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$24.68	$20.26	$20.74	$21.42	$21.62	$18.38
End of period	$20.72	$24.68	$20.26	$20.74	$21.42	$21.62
Accumulation units outstanding at the end of period	438,309	361,376	91,486	12,235	—	3,888

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.17	$28.47	$25.83	$26.60	$24.92	$18.05
End of period	$31.60	$35.17	$28.47	$25.83	$26.60	$24.92
Accumulation units outstanding at the end of period	907,495	627,977	163,325	42,444	24,304	14,637

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$54.96	$42.96	$43.24	$42.46	$38.62	$27.51
End of period	$51.62	$54.96	$42.96	$43.24	$42.46	$38.62
Accumulation units outstanding at the end of period	330,867	197,948	57,012	13,845	23,129	2,950

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$22.16	$21.87	$21.81	$21.96	$21.08	$22.10
End of period	$22.01	$22.16	$21.87	$21.81	$21.96	$21.08
Accumulation units outstanding at the end of period	308,454	223,379	70,727	18,703	18,121	13,994

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$15.56	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107,706	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$16.21	$14.11	$12.74	N/A	N/A	N/A
End of period	$14.61	$16.21	$14.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70,399	126,892	35,491	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$15.04	$14.77	$14.66	$14.85	$14.22	$14.79
End of period	$14.78	$15.04	$14.77	$14.66	$14.85	$14.22
Accumulation units outstanding at the end of period	691,378	417,611	138,477	49,110	19,079	30,466

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$30.82	$25.54	$24.33	$23.24	$21.22	$15.21
End of period	$30.10	$30.82	$25.54	$24.33	$23.24	$21.22
Accumulation units outstanding at the end of period	484,779	353,783	143,436	27,185	27,019	18,908

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$10.58	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129,636	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$22.36	$17.72	$15.48	N/A	N/A	N/A
End of period	$21.22	$22.36	$17.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	539,788	345,206	79,076	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.63	$8.64	$7.94	$9.48	$9.96	$10.51
End of period	$9.74	$11.63	$8.64	$7.94	$9.48	$9.96
Accumulation units outstanding at the end of period	2,358,449	1,817,888	382,073	166,571	142,776	56,608

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$34.72	$36.18	$28.77	$37.93	$42.80	$34.54
End of period	$27.31	$34.72	$36.18	$28.77	$37.93	$42.80
Accumulation units outstanding at the end of period	378,099	398,515	116,718	10,740	12,177	8,057

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.90	$13.82	$14.24	$14.69	$15.77	N/A
End of period	$14.23	$16.90	$13.82	$14.24	$14.69	N/A
Accumulation units outstanding at the end of period	498,528	450,483	163,791	34,977	13,195	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$17.80	$15.09	$12.30	$12.58	$11.26	$8.54
End of period	$15.16	$17.80	$15.09	$12.30	$12.58	$11.26
Accumulation units outstanding at the end of period	1,412,051	1,324,103	275,826	27,476	33,180	22,839

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$32.63	$26.91	$28.31	$26.87	$21.72	$15.59
End of period	$33.85	$32.63	$26.91	$28.31	$26.87	$21.72
Accumulation units outstanding at the end of period	960,002	650,268	163,951	41,711	29,390	17,180

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$16.62	$14.58	$13.18	N/A	N/A	N/A
End of period	$15.15	$16.62	$14.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,541,643	886,298	119,419	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$9.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161,108	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$18.19	$13.49	$12.05	$11.67	$9.79	$7.85
End of period	$17.84	$18.19	$13.49	$12.05	$11.67	$9.79
Accumulation units outstanding at the end of period	2,122,662	1,485,750	307,340	91,154	95,142	34,245

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$21.50	$17.39	$17.46	$17.85	$19.23	$16.02
End of period	$18.30	$21.50	$17.39	$17.46	$17.85	$19.23
Accumulation units outstanding at the end of period	1,183,010	1,029,206	242,166	47,531	38,182	12,000

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$22.58	$19.53	$17.61	$18.37	$16.69	$12.82
End of period	$20.15	$22.58	$19.53	$17.61	$18.37	$16.69
Accumulation units outstanding at the end of period	171,537	135,084	127,448	95,443	95,443	95,443

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	$10.50	N/A	N/A	N/A	N/A	N/A
End of period	$8.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,286	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$11.21	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,453	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$23.07	$19.25	$18.21	N/A	N/A	N/A
End of period	$20.79	$23.07	$19.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60,172	40,003	28,356	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$31.25	$23.93	$22.42	$22.36	$19.10	$13.69
End of period	$30.69	$31.25	$23.93	$22.42	$22.36	$19.10
Accumulation units outstanding at the end of period	1,747,467	1,050,368	201,254	26,250	27,668	15,707

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$21.93	$18.00	$16.61	$16.01	$15.69	N/A
End of period	$18.67	$21.93	$18.00	$16.61	$16.01	N/A
Accumulation units outstanding at the end of period	168,593	162,720	23,302	14,715	1,704	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,553	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.71	N/A	N/A	N/A	N/A	N/A
End of period	$10.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135,827	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	$10.67	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,905	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$35.98	$31.47	$26.50	$27.54	$25.51	$19.40
End of period	$31.44	$35.98	$31.47	$26.50	$27.54	$25.51
Accumulation units outstanding at the end of period	1,266,865	975,786	262,698	52,635	62,658	27,168

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$24.50	$20.45	$18.58	$18.63	$16.67	$12.81
End of period	$23.04	$24.50	$20.45	$18.58	$18.63	$16.67
Accumulation units outstanding at the end of period	6,304,278	4,721,675	1,406,321	389,814	394,629	68,576

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.98	$20.66	$15.55	$16.57	$16.20	$15.62
End of period	$15.21	$19.98	$20.66	$15.55	$16.57	$16.20
Accumulation units outstanding at the end of period	436,377	373,851	85,967	9,493	12,352	12,330

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$31.25	$28.01	$22.51	$23.86	$23.07	$16.85
End of period	$28.13	$31.25	$28.01	$22.51	$23.86	$23.07
Accumulation units outstanding at the end of period	1,013,269	747,645	219,184	57,641	52,562	27,444

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$10.38	$10.14	$8.30	$8.17	$7.70	N/A
End of period	$9.66	$10.38	$10.14	$8.30	$8.17	N/A
Accumulation units outstanding at the end of period	87,893	12,973	13,342	—	7,713	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.91	$21.40	$19.06	$21.18	$18.94	$14.43
End of period	$20.88	$23.91	$21.40	$19.06	$21.18	$18.94
Accumulation units outstanding at the end of period	710,072	454,225	218,807	61,851	58,857	20,692

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.56	$10.95	$10.46	$10.71	$10.33	$10.31
End of period	$11.14	$11.56	$10.95	$10.46	$10.71	$10.33
Accumulation units outstanding at the end of period	1,003,835	732,217	307,460	125,653	78,388	45,862

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$26.69	$19.83	$20.04	$19.53	$19.39	$15.53
End of period	$22.90	$26.69	$19.83	$20.04	$19.53	$19.39
Accumulation units outstanding at the end of period	1,078,274	760,320	206,579	104,778	85,955	56,092

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	866,995	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.88	$11.24	N/A	N/A	N/A	N/A
End of period	$11.44	$11.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	379,674	315,730	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.20	$13.93	$13.40	$13.99	$13.70	$14.05
End of period	$13.73	$14.20	$13.93	$13.40	$13.99	$13.70
Accumulation units outstanding at the end of period	570,261	453,126	131,604	71,234	76,809	58,775

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.64	$11.44	$10.58	$10.84	$10.94	$10.89
End of period	$11.39	$11.64	$11.44	$10.58	$10.84	$10.94
Accumulation units outstanding at the end of period	2,028,256	1,099,312	214,265	47,915	143,265	78,509

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$23.14	$21.78	$18.82	$20.45	$20.66	$19.31
End of period	$21.66	$23.14	$21.78	$18.82	$20.45	$20.66
Accumulation units outstanding at the end of period	588,017	524,065	136,980	33,683	47,117	45,661

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.52	$19.37	$15.38	$16.92	$15.50	$14.79
End of period	$17.00	$21.52	$19.37	$15.38	$16.92	$15.50
Accumulation units outstanding at the end of period	423,037	352,039	78,100	4,641	3,305	10,280

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.82	$19.70	$15.27	$16.00	$15.29	$11.26
End of period	$18.01	$22.82	$19.70	$15.27	$16.00	$15.29
Accumulation units outstanding at the end of period	548,011	521,288	138,095	—	—	12,237

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$17.11	$16.60	N/A	N/A	N/A	N/A
End of period	$16.71	$17.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	277,685	228,482	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$38.72	$34.07	$28.34	N/A	N/A	N/A
End of period	$32.87	$38.72	$34.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,339	61,225	4,649	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$23.85	$20.91	$19.18	$20.43	$18.06	$17.54
End of period	$22.10	$23.85	$20.91	$19.18	$20.43	$18.06
Accumulation units outstanding at the end of period	2,539,207	2,239,342	1,089,436	442,722	441,197	222,390

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$26.31	$22.24	$21.28	$21.28	$19.56	$19.05
End of period	$25.31	$26.31	$22.24	$21.28	$21.28	$19.56
Accumulation units outstanding at the end of period	290,181	243,404	161,207	28,554	41,428	24,070

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$23.57	$21.29	$18.29	$18.38	$16.35	$15.89
End of period	$22.06	$23.57	$21.29	$18.29	$18.38	$16.35
Accumulation units outstanding at the end of period	1,808,358	1,483,023	651,839	51,223	54,925	57,081

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$23.63	$20.10	$19.31	$22.67	$19.43	$19.24
End of period	$22.00	$23.63	$20.10	$19.31	$22.67	$19.43
Accumulation units outstanding at the end of period	413,574	306,544	128,706	27,478	26,183	19,811

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$27.34	$22.44	$21.41	$21.71	$20.61	$16.57
End of period	$25.21	$27.34	$22.44	$21.41	$21.71	$20.61
Accumulation units outstanding at the end of period	1,083,679	922,649	644,661	246,198	282,774	228,771

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$15.02	$14.22	$13.70	$14.08	$13.81	N/A
End of period	$14.51	$15.02	$14.22	$13.70	$14.08	N/A
Accumulation units outstanding at the end of period	586,148	468,015	392,998	56,754	56,754	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$26.82	$22.41	$21.40	$21.69	$20.78	$17.14
End of period	$24.94	$26.82	$22.41	$21.40	$21.69	$20.78
Accumulation units outstanding at the end of period	1,207,586	979,783	488,457	167,652	170,001	67,258

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$17.51	$15.93	$15.27	$15.62	$15.20	$13.92
End of period	$16.72	$17.51	$15.93	$15.27	$15.62	$15.20
Accumulation units outstanding at the end of period	800,436	743,675	184,211	—	63,233	66,523

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$23.97	$20.90	$20.02	$20.41	$19.76	$17.25
End of period	$22.53	$23.97	$20.90	$20.02	$20.41	$19.76
Accumulation units outstanding at the end of period	1,421,266	1,585,626	743,809	364,412	365,811	406,364

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.91	$11.66	$10	N/A	N/A	N/A
End of period	$10.82	$12.91	$11.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	190,699	219,575	89,870	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$21.22	$19.34	$17.37	$19.04	$16.62	$11.08
End of period	$18.64	$21.22	$19.34	$17.37	$19.04	$16.62
Accumulation units outstanding at the end of period	258,581	276,292	89,741	40,537	41,837	36,516

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.50	N/A	N/A	N/A	N/A	N/A
End of period	$14.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,021,424	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$76.85	$58.17	$58.02	$53.01	$49.33	$35.99
End of period	$74.88	$76.85	$58.17	$58.02	$53.01	$49.33
Accumulation units outstanding at the end of period	1,174,107	720,093	182,366	55,117	50,285	36,439

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$113.90	$92.57	$88.27	$83.87	$75.19	$55.72
End of period	$109.83	$113.90	$92.57	$88.27	$83.87	$75.19
Accumulation units outstanding at the end of period	662,780	446,149	114,312	31,426	25,509	18,524

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.58	$10.58	$10.55	$10.64	$10.72	$10.72
End of period	$10.57	$10.58	$10.58	$10.55	$10.64	$10.72
Accumulation units outstanding at the end of period	1,437,894	1,091,740	471,975	352,215	181,308	148,930

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$32.80	$27.95	$25.51	$26.29	$23.48	$17.32
End of period	$29.32	$32.80	$27.95	$25.51	$26.29	$23.48
Accumulation units outstanding at the end of period	663,490	594,409	147,713	39,241	49,352	37,510

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$20.76	N/A	N/A	N/A	N/A	N/A
End of period	$18.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77,980	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$11.48	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	965,897	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$9.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	416,582	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	197,939	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,072,121	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.32	N/A	N/A	N/A	N/A	N/A
End of period	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,374,885	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.48	N/A	N/A	N/A	N/A	N/A
End of period	$8.80	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	768,590	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	273,699	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,775,014	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$10.74	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	886,534	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$9.80	N/A	N/A	N/A	N/A	N/A
End of period	$9.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,138,753	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$39.72	$34.88	$31.11	$32.48	$29.51	$22.78
End of period	$35.22	$39.72	$34.88	$31.11	$32.48	$29.51
Accumulation units outstanding at the end of period	268,347	251,393	113,158	17,017	17,601	8,985

Accumulation Unit Values
Contract with Endorsements - 1.25%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.74	$12.29	N/A	N/A	N/A	N/A
End of period	$13.03	$14.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	22,631	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.40	$13.15	N/A	N/A	N/A	N/A
End of period	$13.83	$15.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,870	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$19.28	$17.07	N/A	N/A	N/A	N/A
End of period	$17.72	$19.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	72,325	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.73	$17.16	N/A	N/A	N/A	N/A
End of period	$17.35	$18.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	32,031	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.34	$13.56	N/A	N/A	N/A	N/A
End of period	$14.14	$15.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	116,818	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$50.44	$40.14	N/A	N/A	N/A	N/A
End of period	$48.79	$50.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,269	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.60	$20.60	N/A	N/A	N/A	N/A
End of period	$19.02	$22.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	200	203	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$16.72	$14.51	N/A	N/A	N/A	N/A
End of period	$15.71	$16.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	10,753	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$21.49	$18.66	N/A	N/A	N/A	N/A
End of period	$19.31	$21.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	28,373	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.74	$10.21	N/A	N/A	N/A	N/A
End of period	$10.44	$10.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,940	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$16.00	$12.91	N/A	N/A	N/A	N/A
End of period	$14.10	$16.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,801	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.91	$13.36	N/A	N/A	N/A	N/A
End of period	$14.87	$15.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	31,173	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.73	$18.05	N/A	N/A	N/A	N/A
End of period	$20.99	$21.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	45,463	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$15.03	$11.56	N/A	N/A	N/A	N/A
End of period	$12.83	$15.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	58,362	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.47	$12.66	N/A	N/A	N/A	N/A
End of period	$13.63	$14.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	48,118	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.78	$10.83	N/A	N/A	N/A	N/A
End of period	$11.65	$13.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	14,255	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$17.06	$14.04	N/A	N/A	N/A	N/A
End of period	$14.59	$17.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,774	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.55	$12.05	N/A	N/A	N/A	N/A
End of period	$12.36	$13.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	120,265	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.55	$8.92	N/A	N/A	N/A	N/A
End of period	$6.99	$8.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	13,918	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$58.44	$44.28	N/A	N/A	N/A	N/A
End of period	$58.80	$58.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,835	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$16.83	$13.26	N/A	N/A	N/A	N/A
End of period	$13.71	$16.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,440	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$21.49	$20.65	N/A	N/A	N/A	N/A
End of period	$21.13	$21.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	19,882	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$15.22	$14.02	N/A	N/A	N/A	N/A
End of period	$14.07	$15.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,335	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.88	$12.66	N/A	N/A	N/A	N/A
End of period	$12.50	$13.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	32,945	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.98	$12.66	N/A	N/A	N/A	N/A
End of period	$12.50	$13.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	38,650	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.95	$11.16	N/A	N/A	N/A	N/A
End of period	$10.90	$12.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,403	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.68	$11.42	N/A	N/A	N/A	N/A
End of period	$11.62	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,001	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.99	$14.73	N/A	N/A	N/A	N/A
End of period	$15.11	$15.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	19,235	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$13.09	$10.02	N/A	N/A	N/A	N/A
End of period	$10.37	$13.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,953	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$14.20	$13.30	N/A	N/A	N/A	N/A
End of period	$12.76	$14.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,693	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$27.13	$26.67	N/A	N/A	N/A	N/A
End of period	$26.37	$27.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,851	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.76	$7.15	N/A	N/A	N/A	N/A
End of period	$8.81	$10.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,495	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$18.36	$16.87	N/A	N/A	N/A	N/A
End of period	$16.98	$18.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,141	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$24.12	$19.83	N/A	N/A	N/A	N/A
End of period	$20.23	$24.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,421	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.60	$28.04	N/A	N/A	N/A	N/A
End of period	$31.06	$34.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,310	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$53.73	$42.04	N/A	N/A	N/A	N/A
End of period	$50.41	$53.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,925	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.67	$21.40	N/A	N/A	N/A	N/A
End of period	$21.49	$21.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	971	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$16.04	$13.97	N/A	N/A	N/A	N/A
End of period	$14.44	$16.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,703	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$30.25	$25.09	N/A	N/A	N/A	N/A
End of period	$29.51	$30.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,493	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$21.95	$17.41	N/A	N/A	N/A	N/A
End of period	$20.80	$21.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,128	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.55	$8.60	N/A	N/A	N/A	N/A
End of period	$9.67	$11.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	10,532	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$34.08	$35.56	N/A	N/A	N/A	N/A
End of period	$26.78	$34.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,711	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.74	$13.70	N/A	N/A	N/A	N/A
End of period	$14.09	$16.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,400	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$17.47	$14.83	N/A	N/A	N/A	N/A
End of period	$14.86	$17.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,950	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$32.02	$26.45	N/A	N/A	N/A	N/A
End of period	$33.19	$32.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,002	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$17.85	$13.26	N/A	N/A	N/A	N/A
End of period	$17.49	$17.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,995	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$21.16	$17.14	N/A	N/A	N/A	N/A
End of period	$17.99	$21.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,830	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$22.28	$19.30	N/A	N/A	N/A	N/A
End of period	$19.86	$22.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,677	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$30.83	$23.64	N/A	N/A	N/A	N/A
End of period	$30.25	$30.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,964	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$21.73	$17.85	N/A	N/A	N/A	N/A
End of period	$18.48	$21.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,445	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$35.42	$31.00	N/A	N/A	N/A	N/A
End of period	$30.92	$35.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	18,860	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$24.11	$20.15	N/A	N/A	N/A	N/A
End of period	$22.65	$24.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	12,865	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.76	$20.47	N/A	N/A	N/A	N/A
End of period	$15.04	$19.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	169	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$30.76	$27.60	N/A	N/A	N/A	N/A
End of period	$27.66	$30.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,404	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.61	$21.15	N/A	N/A	N/A	N/A
End of period	$20.59	$23.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,912	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.49	$10.90	N/A	N/A	N/A	N/A
End of period	$11.06	$11.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,121	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$26.25	$19.53	N/A	N/A	N/A	N/A
End of period	$22.50	$26.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,402	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.05	$13.80	N/A	N/A	N/A	N/A
End of period	$13.56	$14.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	19,263	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.56	$11.38	N/A	N/A	N/A	N/A
End of period	$11.30	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,271	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$22.67	$21.37	N/A	N/A	N/A	N/A
End of period	$21.20	$22.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,708	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.31	$19.20	N/A	N/A	N/A	N/A
End of period	$16.81	$21.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,959	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.60	$19.53	N/A	N/A	N/A	N/A
End of period	$17.82	$22.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,484	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$37.85	$33.34	N/A	N/A	N/A	N/A
End of period	$32.10	$37.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,939	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$23.61	$20.72	N/A	N/A	N/A	N/A
End of period	$21.85	$23.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	92,497	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$26.04	$22.04	N/A	N/A	N/A	N/A
End of period	$25.02	$26.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,569	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$23.33	$21.10	N/A	N/A	N/A	N/A
End of period	$21.82	$23.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	25,421	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$23.39	$19.92	N/A	N/A	N/A	N/A
End of period	$21.75	$23.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,385	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$26.80	$22.02	N/A	N/A	N/A	N/A
End of period	$24.69	$26.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	30,070	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.82	$14.05	N/A	N/A	N/A	N/A
End of period	$14.30	$14.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	28,713	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$26.30	$21.99	N/A	N/A	N/A	N/A
End of period	$24.42	$26.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	41,586	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$17.28	$15.74	N/A	N/A	N/A	N/A
End of period	$16.48	$17.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	50,257	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$23.50	$20.51	N/A	N/A	N/A	N/A
End of period	$22.07	$23.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	80,965	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$21.01	$19.16	N/A	N/A	N/A	N/A
End of period	$18.43	$21.01	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,142	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$75.13	$56.93	N/A	N/A	N/A	N/A
End of period	$73.14	$75.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	10,874	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$111.35	$90.59	N/A	N/A	N/A	N/A
End of period	$107.26	$111.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,030	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.46	$10.47	N/A	N/A	N/A	N/A
End of period	$10.44	$10.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,425	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$32.22	$27.49	N/A	N/A	N/A	N/A
End of period	$28.77	$32.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,888	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$39.12	$34.38	N/A	N/A	N/A	N/A
End of period	$34.65	$39.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,430	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.30%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.66	$12.23	$11.46	$11.93	$11.51	$9.40
End of period	$12.95	$14.66	$12.23	$11.46	$11.93	$11.51
Accumulation units outstanding at the end of period	16,581,112	11,162,075	5,830,774	1,237,828	1,322,231	931,996

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$11.40	N/A	N/A	N/A	N/A	N/A
End of period	$10.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,005,987	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.32	$13.08	$12.32	$12.74	$12.29	$10.15
End of period	$13.75	$15.32	$13.08	$12.32	$12.74	$12.29
Accumulation units outstanding at the end of period	21,280,718	17,275,189	9,634,312	3,034,995	2,516,111	1,806,115

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$19.20	$17.01	$16.25	$16.84	$16.69	$14.85
End of period	$17.64	$19.20	$17.01	$16.25	$16.84	$16.69
Accumulation units outstanding at the end of period	9,271,652	8,782,436	4,141,470	2,284,617	2,477,701	2,005,417

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.65	$17.09	$16.63	$17.20	$17.11	$15.71
End of period	$17.26	$18.65	$17.09	$16.63	$17.20	$17.11
Accumulation units outstanding at the end of period	5,699,185	4,960,931	3,517,905	1,580,286	1,725,911	1,378,465

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$13.01	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,776,233	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.25	$13.49	$12.74	$13.15	$12.64	$10.94
End of period	$14.06	$15.25	$13.49	$12.74	$13.15	$12.64
Accumulation units outstanding at the end of period	15,045,897	10,574,585	5,743,261	1,695,530	1,825,911	1,434,067

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.18	$10.63	N/A	N/A	N/A	N/A
End of period	$11.33	$12.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,684,694	1,825,313	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$49.91	$39.74	$38.07	$40.46	$39.87	$30.96
End of period	$48.25	$49.91	$39.74	$38.07	$40.46	$39.87
Accumulation units outstanding at the end of period	4,009,830	1,958,039	928,869	452,850	488,430	346,212

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.45	$20.48	$16.76	$18.75	$18.97	$14.30
End of period	$18.89	$22.45	$20.48	$16.76	$18.75	$18.97
Accumulation units outstanding at the end of period	3,892,587	2,645,460	1,471,594	524,209	545,532	318,584

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$16.58	$14.39	$13.79	$14.18	$14.29	$12.53
End of period	$15.56	$16.58	$14.39	$13.79	$14.18	$14.29
Accumulation units outstanding at the end of period	25,365,676	11,104,038	1,535,727	552,168	570,105	378,128

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$21.40	$18.60	$15.92	$16.68	$14.70	$11.24
End of period	$19.23	$21.40	$18.60	$15.92	$16.68	$14.70
Accumulation units outstanding at the end of period	34,322,446	27,905,652	15,161,377	3,087,963	3,233,031	2,367,867

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.70	$10.17	$10.07	$10.65	$10.67	$11.14
End of period	$10.39	$10.70	$10.17	$10.07	$10.65	$10.67
Accumulation units outstanding at the end of period	8,965,986	6,155,973	2,953,552	647,108	674,714	528,179

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.94	$12.86	$12.81	$12.98	$12.92	$10.23
End of period	$14.04	$15.94	$12.86	$12.81	$12.98	$12.92
Accumulation units outstanding at the end of period	9,340,660	6,439,274	2,832,805	781,843	748,282	496,106

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.87	$13.33	$12.57	$12.68	$12.35	$11.46
End of period	$14.82	$15.87	$13.33	$12.57	$12.68	$12.35
Accumulation units outstanding at the end of period	47,982,265	31,922,587	13,079,729	2,399,816	2,425,133	1,423,024

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.65	$17.99	$16.41	$16.46	$15.13	$11.53
End of period	$20.90	$21.65	$17.99	$16.41	$16.46	$15.13
Accumulation units outstanding at the end of period	89,972,841	61,363,796	26,468,618	3,885,356	4,017,516	2,673,104

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.97	$11.52	$11.32	$12.05	$12.59	$10.54
End of period	$12.78	$14.97	$11.52	$11.32	$12.05	$12.59
Accumulation units outstanding at the end of period	29,907,018	21,519,005	7,892,287	1,678,987	1,586,109	1,058,106

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.43	$12.63	$11.92	$12.10	$11.75	$10.33
End of period	$13.59	$14.43	$12.63	$11.92	$12.10	$11.75
Accumulation units outstanding at the end of period	37,193,185	29,979,762	16,014,386	2,357,578	2,434,849	1,599,776

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.73	$10.79	$10.42	$10.95	$12.08	$11.04
End of period	$11.60	$13.73	$10.79	$10.42	$10.95	$12.08
Accumulation units outstanding at the end of period	22,222,289	14,863,191	6,403,006	1,645,150	1,664,128	1,173,890

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.96	$13.97	$13.12	$13.52	$12.02	$9.08
End of period	$14.51	$16.96	$13.97	$13.12	$13.52	$12.02
Accumulation units outstanding at the end of period	2,539,100	2,247,874	1,323,299	294,343	299,296	304,371

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.50	$12.01	$11.71	$12.02	$11.96	$10.60
End of period	$12.31	$13.50	$12.01	$11.71	$12.02	$11.96
Accumulation units outstanding at the end of period	47,186,384	37,229,655	23,009,882	7,864,189	8,426,120	6,339,067

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.50	$8.87	$7.10	$9.44	$11.15	$10.32
End of period	$6.94	$8.50	$8.87	$7.10	$9.44	$11.15
Accumulation units outstanding at the end of period	9,816,498	8,155,347	4,378,801	948,797	872,199	631,940

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$57.78	$43.81	$44.18	$42.13	$39.20	$28.57
End of period	$58.11	$57.78	$43.81	$44.18	$42.13	$39.20
Accumulation units outstanding at the end of period	7,388,959	4,046,413	1,953,060	274,815	261,615	156,568

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$16.66	$13.14	$13.31	$13.98	$15.83	$13.20
End of period	$13.57	$16.66	$13.14	$13.31	$13.98	$15.83
Accumulation units outstanding at the end of period	4,035,212	2,558,509	1,113,866	287,700	322,089	227,235

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,800,699	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.81	$10.46	N/A	N/A	N/A	N/A
End of period	$10.45	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,912,097	1,792,142	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.01	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,744,978	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,684,960	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$35.05	$29.53	$26.24	$27.15	$25.05	$18.77
End of period	$31.91	$35.05	$29.53	$26.24	$27.15	$25.05
Accumulation units outstanding at the end of period	4,660,627	3,357,717	1,216,832	96,708	119,825	77,810

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$21.28	$20.46	$20.18	$20.36	$19.83	$20.52
End of period	$20.91	$21.28	$20.46	$20.18	$20.36	$19.83
Accumulation units outstanding at the end of period	10,954,702	9,342,772	4,445,627	1,168,852	1,186,705	1,028,098

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.42	N/A	N/A	N/A	N/A	N/A
End of period	$14.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,900,497	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.88	$10.59	$10.51	N/A	N/A	N/A
End of period	$10.93	$10.88	$10.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,741,545	12,346,371	5,415,469	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$13.64	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	813,165	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$15.18	$13.99	$12.59	$15.66	$14.78	$12.13
End of period	$14.02	$15.18	$13.99	$12.59	$15.66	$14.78
Accumulation units outstanding at the end of period	7,168,866	6,540,983	2,990,533	481,314	508,733	314,929

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.82	$12.61	$12.32	$13.74	$14.51	$11.89
End of period	$12.44	$13.82	$12.61	$12.32	$13.74	$14.51
Accumulation units outstanding at the end of period	7,807,144	7,399,614	5,602,147	3,174,640	3,605,824	2,413,913

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.90	$12.60	$11.25	$12.15	$11.99	$9.80
End of period	$12.42	$13.90	$12.60	$11.25	$12.15	$11.99
Accumulation units outstanding at the end of period	9,225,703	7,763,027	4,911,761	2,138,837	2,185,789	1,308,185

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.89	$11.11	$10.18	$11.02	$11.43	$8.89
End of period	$10.84	$12.89	$11.11	$10.18	$11.02	$11.43
Accumulation units outstanding at the end of period	6,241,908	5,073,336	2,568,137	839,851	922,861	563,160

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.65	$11.39	$11.11	$11.75	$11.96	$11.70
End of period	$11.58	$11.65	$11.39	$11.11	$11.75	$11.96
Accumulation units outstanding at the end of period	7,092,060	5,336,779	2,381,265	800,520	927,372	718,805

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.90	$14.65	$13.01	$14.22	$13.96	$12.40
End of period	$15.01	$15.90	$14.65	$13.01	$14.22	$13.96
Accumulation units outstanding at the end of period	14,317,060	11,985,886	6,968,564	2,212,260	2,253,050	1,476,957

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$13.02	$9.97	$10.22	$9.98	$11.16	$8.54
End of period	$10.31	$13.02	$9.97	$10.22	$9.98	$11.16
Accumulation units outstanding at the end of period	6,697,966	4,916,867	1,746,869	414,750	398,173	244,844

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$14.13	$13.24	$11.59	$12.32	$11.63	$9.19
End of period	$12.69	$14.13	$13.24	$11.59	$12.32	$11.63
Accumulation units outstanding at the end of period	6,468,051	5,396,674	3,158,442	1,285,321	1,274,643	795,699

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$26.83	$26.38	$26.17	$26.42	$25.39	$26.00
End of period	$26.06	$26.83	$26.38	$26.17	$26.42	$25.39
Accumulation units outstanding at the end of period	5,142,425	3,792,379	1,983,393	208,696	219,183	161,242

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.82	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,825,155	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.70	$7.12	$7.47	$7.96	$7.24	$7.51
End of period	$8.76	$10.70	$7.12	$7.47	$7.96	$7.24
Accumulation units outstanding at the end of period	7,559,544	5,773,695	1,202,748	224,039	237,107	199,422

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$10.30	N/A	N/A	N/A	N/A	N/A
End of period	$9.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,180,128	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$18.25	$16.78	$16.59	$16.97	$14.95	$14.74
End of period	$16.86	$18.25	$16.78	$16.59	$16.97	$14.95
Accumulation units outstanding at the end of period	7,380,510	6,300,169	3,641,678	766,972	822,597	684,563

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$23.86	$19.62	$20.11	$20.80	$21.02	$17.90
End of period	$20.00	$23.86	$19.62	$20.11	$20.80	$21.02
Accumulation units outstanding at the end of period	5,816,686	4,322,827	1,912,775	285,937	282,825	208,380

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.33	$27.83	$25.28	$26.08	$24.47	$17.75
End of period	$30.80	$34.33	$27.83	$25.28	$26.08	$24.47
Accumulation units outstanding at the end of period	10,122,863	6,417,046	2,368,849	338,971	289,815	195,372

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$53.13	$41.59	$41.92	$41.23	$37.56	$26.79
End of period	$49.82	$53.13	$41.59	$41.92	$41.23	$37.56
Accumulation units outstanding at the end of period	4,804,224	2,992,750	1,147,311	267,236	273,651	194,046

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.43	$21.17	$21.14	$21.32	$20.50	$21.52
End of period	$21.24	$21.43	$21.17	$21.14	$21.32	$20.50
Accumulation units outstanding at the end of period	4,831,447	3,476,572	2,049,862	207,540	167,035	116,095

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$15.29	N/A	N/A	N/A	N/A	N/A
End of period	$12.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	621,185	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$15.95	$13.91	$12.57	$13.03	$12.20	$9.68
End of period	$14.36	$15.95	$13.91	$12.57	$13.03	$12.20
Accumulation units outstanding at the end of period	3,071,075	2,551,380	960,261	185,288	202,509	155,287

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.69	$14.44	$14.35	$14.56	$13.97	$14.55
End of period	$14.41	$14.69	$14.44	$14.35	$14.56	$13.97
Accumulation units outstanding at the end of period	7,811,515	5,784,310	2,680,275	278,219	194,792	119,972

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$29.98	$24.87	$23.74	$22.71	$20.76	$14.91
End of period	$29.23	$29.98	$24.87	$23.74	$22.71	$20.76
Accumulation units outstanding at the end of period	6,256,841	3,995,005	1,678,058	164,825	142,489	73,222

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$10.57	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,229,045	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$21.75	$17.26	$15.10	$15.40	$14.21	$11.03
End of period	$20.61	$21.75	$17.26	$15.10	$15.40	$14.21
Accumulation units outstanding at the end of period	6,672,977	4,228,191	1,323,691	223,905	240,396	188,122

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.52	$8.57	$7.89	$9.43	$9.92	$10.49
End of period	$9.64	$11.52	$8.57	$7.89	$9.43	$9.92
Accumulation units outstanding at the end of period	23,391,385	16,807,053	5,733,216	1,122,045	1,151,945	858,583

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.77	$35.25	$28.07	$37.05	$41.87	$33.84
End of period	$26.52	$33.77	$35.25	$28.07	$37.05	$41.87
Accumulation units outstanding at the end of period	5,568,917	4,532,675	2,585,303	262,293	222,104	126,450

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.67	$13.65	$14.08	$14.55	$15.26	$11.84
End of period	$14.02	$16.67	$13.65	$14.08	$14.55	$15.26
Accumulation units outstanding at the end of period	3,853,650	3,256,028	1,371,292	292,968	242,409	110,846

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$17.31	$14.70	$12.00	$12.29	$11.02	$8.37
End of period	$14.72	$17.31	$14.70	$12.00	$12.29	$11.02
Accumulation units outstanding at the end of period	15,611,402	11,377,479	4,035,537	601,842	555,420	289,223

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$31.74	$26.22	$27.61	$26.25	$21.25	$15.28
End of period	$32.88	$31.74	$26.22	$27.61	$26.25	$21.25
Accumulation units outstanding at the end of period	13,486,195	8,998,956	4,146,237	541,948	487,739	281,850

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$16.36	$14.37	$13.01	$13.37	$12.87	$10.53
End of period	$14.88	$16.36	$14.37	$13.01	$13.37	$12.87
Accumulation units outstanding at the end of period	7,487,590	5,738,741	1,798,953	307,358	307,844	141,546

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,305,180	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$17.69	$13.15	$11.75	$11.41	$9.58	$7.69
End of period	$17.33	$17.69	$13.15	$11.75	$11.41	$9.58
Accumulation units outstanding at the end of period	25,946,385	16,382,685	5,818,347	779,091	756,730	343,804

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$20.99	$17.01	$17.10	$17.51	$18.89	$15.76
End of period	$17.84	$20.99	$17.01	$17.10	$17.51	$18.89
Accumulation units outstanding at the end of period	11,431,836	8,382,275	3,232,987	476,501	418,333	168,495

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$22.14	$19.18	$17.32	$18.09	$16.46	$12.67
End of period	$19.72	$22.14	$19.18	$17.32	$18.09	$16.46
Accumulation units outstanding at the end of period	4,737,560	3,921,739	1,649,462	367,653	331,907	213,318

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$8.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	691,634	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$11.20	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,519,364	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$22.44	$18.75	$17.76	$19.61	$17.92	$16.03
End of period	$20.19	$22.44	$18.75	$17.76	$19.61	$17.92
Accumulation units outstanding at the end of period	1,381,838	789,594	261,415	33,681	35,455	29,615

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$30.63	$23.49	$22.05	$22.02	$18.84	$13.53
End of period	$30.04	$30.63	$23.49	$22.05	$22.02	$18.84
Accumulation units outstanding at the end of period	17,751,613	10,973,928	3,062,861	302,287	282,793	138,781

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$21.63	$17.78	$16.43	$15.86	$15.57	$14.00
End of period	$18.39	$21.63	$17.78	$16.43	$15.86	$15.57
Accumulation units outstanding at the end of period	2,083,317	1,756,239	628,618	95,938	56,095	40,103

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,695,336	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,220,589	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,457,657	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$35.13	$30.77	$25.95	$27.02	$25.06	$19.09
End of period	$30.66	$35.13	$30.77	$25.95	$27.02	$25.06
Accumulation units outstanding at the end of period	13,877,545	10,046,717	4,148,106	520,732	412,247	249,974

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$23.92	$20.00	$18.19	$18.27	$16.37	$12.60
End of period	$22.46	$23.92	$20.00	$18.19	$18.27	$16.37
Accumulation units outstanding at the end of period	59,257,838	41,615,088	17,172,918	1,853,479	1,887,728	1,175,775

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.66	$20.37	$15.35	$16.38	$16.03	$11.87
End of period	$14.95	$19.66	$20.37	$15.35	$16.38	$16.03
Accumulation units outstanding at the end of period	4,861,484	4,072,134	2,358,861	198,871	205,649	124,876

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$30.51	$27.39	$22.05	$23.40	$22.65	$16.58
End of period	$27.43	$30.51	$27.39	$22.05	$23.40	$22.65
Accumulation units outstanding at the end of period	11,636,847	7,676,319	3,064,096	352,766	345,021	227,988

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$10.09	$9.88	$8.10	$7.99	$7.67	$6.42
End of period	$9.38	$10.09	$9.88	$8.10	$7.99	$7.67
Accumulation units outstanding at the end of period	507,094	87,649	96,469	82,026	81,171	51,901

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.46	$21.03	$18.76	$20.87	$18.69	$14.27
End of period	$20.45	$23.46	$21.03	$18.76	$20.87	$18.69
Accumulation units outstanding at the end of period	8,593,109	4,337,091	2,563,080	751,349	789,401	511,774

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.46	$10.87	$10.40	$10.67	$10.30	$10.45
End of period	$11.02	$11.46	$10.87	$10.40	$10.67	$10.30
Accumulation units outstanding at the end of period	10,578,302	8,203,111	3,535,900	613,507	583,681	389,054

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$26.04	$19.37	$19.61	$19.14	$19.02	$15.27
End of period	$22.30	$26.04	$19.37	$19.61	$19.14	$19.02
Accumulation units outstanding at the end of period	10,626,138	7,403,095	2,943,336	705,458	654,090	344,511

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$9.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,315,277	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.78	$11.15	$10.63	N/A	N/A	N/A
End of period	$11.33	$11.78	$11.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,855,891	3,751,935	1,107,991	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.97	$13.73	$13.22	$13.82	$13.56	$15.12
End of period	$13.48	$13.97	$13.73	$13.22	$13.82	$13.56
Accumulation units outstanding at the end of period	6,946,639	5,120,214	2,458,759	667,610	682,465	519,721

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.52	$11.34	$10.50	$10.78	$10.89	$10.58
End of period	$11.26	$11.52	$11.34	$10.50	$10.78	$10.89
Accumulation units outstanding at the end of period	20,013,760	12,123,193	5,459,020	1,382,165	1,555,889	1,284,740

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$22.46	$21.17	$18.33	$19.94	$20.17	$18.89
End of period	$21.00	$22.46	$21.17	$18.33	$19.94	$20.17
Accumulation units outstanding at the end of period	8,331,407	6,762,370	2,985,052	619,725	641,262	467,820

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.21	$19.12	$15.20	$16.75	$15.36	$11.03
End of period	$16.72	$21.21	$19.12	$15.20	$16.75	$15.36
Accumulation units outstanding at the end of period	4,386,820	3,475,985	1,600,770	141,652	144,295	104,467

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.49	$19.45	$15.09	$15.84	$15.16	$11.18
End of period	$17.72	$22.49	$19.45	$15.09	$15.84	$15.16
Accumulation units outstanding at the end of period	6,666,006	5,882,263	2,175,418	161,018	147,339	142,220

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.88	$16.40	N/A	N/A	N/A	N/A
End of period	$16.46	$16.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,704,784	3,550,569	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$37.43	$32.98	$27.47	$30.48	$27.45	$19.83
End of period	$31.73	$37.43	$32.98	$27.47	$30.48	$27.45
Accumulation units outstanding at the end of period	757,278	599,910	218,919	30,334	28,938	11,302

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$23.49	$20.63	$18.95	$20.21	$17.90	$12.63
End of period	$21.73	$23.49	$20.63	$18.95	$20.21	$17.90
Accumulation units outstanding at the end of period	33,921,344	30,384,617	18,807,770	3,243,734	2,886,654	1,413,336

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.91	$21.94	$21.02	$21.05	$19.38	$13.73
End of period	$24.89	$25.91	$21.94	$21.02	$21.05	$19.38
Accumulation units outstanding at the end of period	4,615,290	3,622,572	2,280,597	423,354	397,960	218,446

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$23.21	$21.00	$18.07	$18.18	$16.20	$12.55
End of period	$21.70	$23.21	$21.00	$18.07	$18.18	$16.20
Accumulation units outstanding at the end of period	19,530,815	17,108,768	10,915,945	1,405,059	1,522,028	1,131,419

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$23.27	$19.83	$19.08	$22.43	$19.25	$13.01
End of period	$21.63	$23.27	$19.83	$19.08	$22.43	$19.25
Accumulation units outstanding at the end of period	3,566,753	2,628,000	1,688,748	444,289	444,938	281,256

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$26.54	$21.82	$20.85	$21.17	$20.13	$16.21
End of period	$24.44	$26.54	$21.82	$20.85	$21.17	$20.13
Accumulation units outstanding at the end of period	12,355,435	9,199,146	4,961,167	1,558,821	1,561,562	1,060,332

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.73	$13.96	$13.47	$13.86	$13.62	$13.20
End of period	$14.20	$14.73	$13.96	$13.47	$13.86	$13.62
Accumulation units outstanding at the end of period	7,377,690	6,756,590	3,803,301	682,929	749,351	622,804

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$26.04	$21.79	$20.84	$21.16	$20.29	$16.77
End of period	$24.17	$26.04	$21.79	$20.84	$21.16	$20.29
Accumulation units outstanding at the end of period	22,958,207	18,077,587	11,286,071	3,626,616	3,689,450	2,679,864

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$17.17	$15.64	$15.02	$15.39	$14.99	$13.75
End of period	$16.36	$17.17	$15.64	$15.02	$15.39	$14.99
Accumulation units outstanding at the end of period	14,982,668	12,469,623	7,001,432	1,938,868	1,954,666	1,554,297

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$23.27	$20.32	$19.50	$19.90	$19.30	$16.87
End of period	$21.84	$23.27	$20.32	$19.50	$19.90	$19.30
Accumulation units outstanding at the end of period	21,695,369	18,162,131	11,559,674	3,959,994	3,966,382	3,010,309

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.84	$11.61	$9.98	$11.31	N/A	N/A
End of period	$10.74	$12.84	$11.61	$9.98	N/A	N/A
Accumulation units outstanding at the end of period	3,225,142	2,843,106	1,246,150	45,606	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.90	$19.07	$17.16	$18.84	$16.47	$11.00
End of period	$18.33	$20.90	$19.07	$17.16	$18.84	$16.47
Accumulation units outstanding at the end of period	2,805,292	2,508,366	1,553,677	345,378	393,632	294,694

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.41	N/A	N/A	N/A	N/A	N/A
End of period	$14.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	51,049,597	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$74.29	$56.32	$56.25	$51.48	$47.98	$35.05
End of period	$72.28	$74.29	$56.32	$56.25	$51.48	$47.98
Accumulation units outstanding at the end of period	15,126,930	9,485,805	3,300,579	521,159	468,398	344,684

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$110.10	$89.61	$85.58	$81.43	$73.12	$54.27
End of period	$106.00	$110.10	$89.61	$85.58	$81.43	$73.12
Accumulation units outstanding at the end of period	8,542,642	5,875,225	2,271,398	373,812	348,593	246,779

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.40	$10.41	$10.40	$10.50	$10.59	$10.72
End of period	$10.37	$10.40	$10.41	$10.40	$10.50	$10.59
Accumulation units outstanding at the end of period	14,430,869	9,789,323	5,736,018	1,098,892	1,128,312	778,644

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$31.94	$27.26	$24.92	$25.72	$23.01	$17.00
End of period	$28.51	$31.94	$27.26	$24.92	$25.72	$23.01
Accumulation units outstanding at the end of period	9,312,567	6,831,203	2,937,961	607,533	635,824	451,557

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$20.58	N/A	N/A	N/A	N/A	N/A
End of period	$18.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	999,921	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$10.82	N/A	N/A	N/A	N/A	N/A
End of period	$10.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,833,798	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$9.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,644,154	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$9.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,489,428	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.45	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,438,451	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$11.46	N/A	N/A	N/A	N/A	N/A
End of period	$8.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,791,085	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.47	N/A	N/A	N/A	N/A	N/A
End of period	$8.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,377,327	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.20	N/A	N/A	N/A	N/A	N/A
End of period	$9.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,337,092	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.34	N/A	N/A	N/A	N/A	N/A
End of period	$9.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,392,771	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$10.74	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,708,743	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.7	N/A	N/A	N/A	N/A	N/A
End of period	$9.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,972,840	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$38.91	$34.21	$30.56	$31.95	$29.08	$22.48
End of period	$34.45	$38.91	$34.21	$30.56	$31.95	$29.08
Accumulation units outstanding at the end of period	2,798,720	2,105,543	1,013,199	232,770	253,058	190,368

Accumulation Unit Values
Contract with Endorsements - 1.45%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.42	N/A	N/A	N/A	N/A	N/A
End of period	$12.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,223	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.07	N/A	N/A	N/A	N/A	N/A
End of period	$13.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83,811	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.95	$16.81	N/A	N/A	N/A	N/A
End of period	$17.38	$18.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,979	17,637	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.40	$16.89	N/A	N/A	N/A	N/A
End of period	$17.01	$18.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,759	9,927	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$48.34	$38.55	$36.98	N/A	N/A	N/A
End of period	$46.66	$48.34	$38.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,284	4,601	3,020	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.03	$20.13	N/A	N/A	N/A	N/A
End of period	$18.51	$22.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,363	5,066	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$16.14	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,552	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$21.16	$18.41	$15.78	N/A	N/A	N/A
End of period	$18.98	$21.16	$18.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	245,584	223,646	72,596	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.58	$10.07	N/A	N/A	N/A	N/A
End of period	$10.26	$10.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11,343	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.76	$12.74	$12.7	N/A	N/A	N/A
End of period	$13.86	$15.76	$12.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,574	38,774	25,963	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.73	$13.24	$12.5	N/A	N/A	N/A
End of period	$14.67	$15.73	$13.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,655	25,920	16,564	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.40	$17.81	$16.27	N/A	N/A	N/A
End of period	$20.63	$21.40	$17.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	134,441	93,167	15,494	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.80	$11.41	$11.23	N/A	N/A	N/A
End of period	$12.61	$14.80	$11.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91,551	74,197	14,493	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.57	$10.68	$10.33	N/A	N/A	N/A
End of period	$11.45	$13.57	$10.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83,050	45,425	5,186	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.69	$13.77	N/A	N/A	N/A	N/A
End of period	$14.25	$16.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,669	14,181	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.36	$11.90	$11.62	N/A	N/A	N/A
End of period	$12.16	$13.36	$11.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,751	38,352	10,201	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.37	$8.74	$7.01	$9.33	$11.04	$10.22
End of period	$6.82	$8.37	$8.74	$7.01	$9.33	$11.04
Accumulation units outstanding at the end of period	—	15,353	—	—	31,451	10,332

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$55.85	$42.41	$40.80	N/A	N/A	N/A
End of period	$56.08	$55.85	$42.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,507	37,785	30,541	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$16.17	$12.77	N/A	N/A	N/A	N/A
End of period	$13.15	$16.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,495	57,751	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$33.95	$28.65	N/A	N/A	N/A	N/A
End of period	$30.86	$33.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,913	5,647	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.66	$19.89	$19.64	$19.85	$19.37	$20.07
End of period	$20.27	$20.66	$19.89	$19.64	$19.85	$19.37
Accumulation units outstanding at the end of period	175,401	89,008	52,025	53,095	50,363	16,674

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.37	N/A	N/A	N/A	N/A	N/A
End of period	$14.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,655	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$15.04	$13.88	N/A	N/A	N/A	N/A
End of period	$13.87	$15.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,425	43,731	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.67	$12.41	N/A	N/A	N/A	N/A
End of period	$12.20	$13.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,248	13,893	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.67	$10.94	N/A	N/A	N/A	N/A
End of period	$10.64	$12.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,271	13,919	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.62	N/A	N/A	N/A	N/A	N/A
End of period	$14.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,706	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.90	N/A	N/A	N/A	N/A	N/A
End of period	$12.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,126	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.93	$25.54	$25.38	N/A	N/A	N/A
End of period	$25.15	$25.93	$25.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,295	10,513	854	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.90	$16.49	$16.33	$16.73	$14.76	$14.57
End of period	$16.52	$17.90	$16.49	$16.33	$16.73	$14.76
Accumulation units outstanding at the end of period	28,220	51,457	3,551	3,562	3,573	3,584

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$23.06	$18.99	$19.50	$20.19	$20.44	$17.43
End of period	$19.30	$23.06	$18.99	$19.50	$20.19	$20.44
Accumulation units outstanding at the end of period	15,342	7,626	2,970	2,979	2,988	2,997

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.51	$27.20	N/A	N/A	N/A	N/A
End of period	$30.01	$33.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,821	6,327	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$51.35	$40.26	N/A	N/A	N/A	N/A
End of period	$48.08	$51.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,218	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.71	$20.50	$20.5	N/A	N/A	N/A
End of period	$20.50	$20.71	$20.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,481	13,179	1,058	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$15.03	N/A	N/A	N/A	N/A	N/A
End of period	$12.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,373	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$21.16	$16.82	N/A	N/A	N/A	N/A
End of period	$20.01	$21.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,780	49,018	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.41	$8.50	$7.84	$9.39	$9.89	$10.47
End of period	$9.53	$11.41	$8.50	$7.84	$9.39	$9.89
Accumulation units outstanding at the end of period	107,883	106,910	62,765	123,000	90,521	47,776

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.85	$34.33	$27.38	N/A	N/A	N/A
End of period	$25.76	$32.85	$34.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,114	10,686	14,194	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.84	$14.32	$11.71	N/A	N/A	N/A
End of period	$14.29	$16.84	$14.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,049	11,301	19,283	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$30.87	$25.54	$26.94	N/A	N/A	N/A
End of period	$31.93	$30.87	$25.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,680	23,115	6,976	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$17.20	$12.81	$11.47	N/A	N/A	N/A
End of period	$16.83	$17.20	$12.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,823	22,399	9,305	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$20.50	$16.63	$16.74	$17.17	$18.55	$15.50
End of period	$17.39	$20.50	$16.63	$16.74	$17.17	$18.55
Accumulation units outstanding at the end of period	117,688	109,962	91,251	68,759	66,168	20,348

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$21.70	$18.83	$17.03	N/A	N/A	N/A
End of period	$19.31	$21.70	$18.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60,754	61,388	10,764	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$21.83	N/A	N/A	N/A	N/A	N/A
End of period	$19.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,150	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$30.03	$23.07	N/A	N/A	N/A	N/A
End of period	$29.41	$30.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,380	31,844	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$34.30	$30.09	$25.41	$26.50	$24.61	$18.78
End of period	$29.89	$34.30	$30.09	$25.41	$26.50	$24.61
Accumulation units outstanding at the end of period	79,332	107,062	83,318	51,752	38,236	12,348

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$23.35	$19.56	$17.82	$17.92	$16.08	$12.39
End of period	$21.89	$23.35	$19.56	$17.82	$17.92	$16.08
Accumulation units outstanding at the end of period	366,299	325,497	243,887	231,139	176,378	86,364

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.35	$20.07	$15.15	N/A	N/A	N/A
End of period	$14.69	$19.35	$20.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	12,521	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$29.79	$26.79	$21.59	$22.95	$22.25	$16.31
End of period	$26.74	$29.79	$26.79	$21.59	$22.95	$22.25
Accumulation units outstanding at the end of period	64,578	35,574	40,252	48,837	43,094	11,788

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.02	$20.67	$18.46	$20.57	$18.45	$14.10
End of period	$20.04	$23.02	$20.67	$18.46	$20.57	$18.45
Accumulation units outstanding at the end of period	33,120	26,035	10,188	10,219	10,251	10,281

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.36	$10.80	$10.34	$10.63	N/A	N/A
End of period	$10.91	$11.36	$10.80	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	7,480	5,303	27,189	27,397	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$25.39	$18.92	$19.18	N/A	N/A	N/A
End of period	$21.72	$25.39	$18.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,640	14,791	9,008	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.40	$11.24	$10.42	$10.71	$10.84	$10.73
End of period	$11.12	$11.40	$11.24	$10.42	$10.71	$10.84
Accumulation units outstanding at the end of period	6,495	—	—	—	22,966	10,175

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.80	$20.58	$17.84	N/A	N/A	N/A
End of period	$20.35	$21.80	$20.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,813	9,568	6,197	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.90	$18.87	N/A	N/A	N/A	N/A
End of period	$16.46	$20.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,603	1,619	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$22.16	$19.19	N/A	N/A	N/A	N/A
End of period	$17.44	$22.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,620	1,637	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.66	N/A	N/A	N/A	N/A	N/A
End of period	$16.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,077	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$36.18	N/A	N/A	N/A	N/A	N/A
End of period	$30.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,388	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$23.14	$20.35	$18.72	N/A	N/A	N/A
End of period	$21.37	$23.14	$20.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	251,681	254,308	47,335	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.52	$21.64	$20.77	N/A	N/A	N/A
End of period	$24.48	$25.52	$21.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,120	58,386	9,541	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.86	$20.72	$17.85	$17.99	$16.05	$14.97
End of period	$21.34	$22.86	$20.72	$17.85	$17.99	$16.05
Accumulation units outstanding at the end of period	94,429	76,587	62,037	11,661	11,697	11,732

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.92	N/A	N/A	N/A	N/A	N/A
End of period	$21.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,765	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.59	$18.82	N/A	N/A	N/A	N/A
End of period	$18.03	$20.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,951	1,971	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.31	N/A	N/A	N/A	N/A	N/A
End of period	$14.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,584	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$71.81	$54.52	$54.54	N/A	N/A	N/A
End of period	$69.76	$71.81	$54.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83,099	62,550	7,899	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$106.42	$86.75	$82.97	N/A	N/A	N/A
End of period	$102.31	$106.42	$86.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,916	7,498	1,722	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$31.11	$26.59	$24.34	N/A	N/A	N/A
End of period	$27.72	$31.11	$26.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,613	30,433	8,248	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$10.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,183	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,464	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.47	N/A	N/A	N/A	N/A	N/A
End of period	$8.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,646	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,065	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,108	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$37.95	$33.42	N/A	N/A	N/A	N/A
End of period	$33.55	$37.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,909	2,938	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.26	$11.93	$11.21	$11.69	$11.31	$9.26
End of period	$12.57	$14.26	$11.93	$11.21	$11.69	$11.31
Accumulation units outstanding at the end of period	—	—	—	—	4,438	16,499

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.78	$16.68	$15.98	N/A	N/A	N/A
End of period	$17.21	$18.78	$16.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,395	4,461	4,528	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.24	$16.76	N/A	N/A	N/A	N/A
End of period	$16.85	$18.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,158	7,035	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$47.32	$37.77	$36.28	$38.65	$38.19	$29.72
End of period	$45.64	$47.32	$37.77	$36.28	$38.65	$38.19
Accumulation units outstanding at the end of period	22,154	5,852	5,141	—	1,708	3,767

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.76	$19.89	$16.32	$18.31	$18.56	$14.03
End of period	$18.25	$21.76	$19.89	$16.32	$18.31	$18.56
Accumulation units outstanding at the end of period	3,892	4,974	—	—	2,717	935

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.86	$13.80	$13.26	$13.67	$13.81	$12.14
End of period	$14.85	$15.86	$13.80	$13.26	$13.67	$13.81
Accumulation units outstanding at the end of period	12,472	11,994	28,425	26,206	26,743	26,895

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$21.00	$18.29	$15.69	$16.49	$14.56	$11.17
End of period	$18.81	$21.00	$18.29	$15.69	$16.49	$14.56
Accumulation units outstanding at the end of period	103,784	122,587	96,342	136,236	39,206	14,494

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.50	$10.00	$9.93	$10.53	$10.57	N/A
End of period	$10.17	$10.50	$10.00	$9.93	$10.53	N/A
Accumulation units outstanding at the end of period	—	—	—	—	4,912	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.64	$12.65	$12.63	$12.83	$12.80	$10.16
End of period	$13.74	$15.64	$12.65	$12.63	$12.83	$12.80
Accumulation units outstanding at the end of period	84,677	89,319	71,488	22,576	26,629	9,990

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.65	$13.17	$12.45	N/A	N/A	N/A
End of period	$14.57	$15.65	$13.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	72,598	72,716	71,213	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.24	$17.70	$16.18	$16.27	$14.99	$11.45
End of period	$20.46	$21.24	$17.70	$16.18	$16.27	$14.99
Accumulation units outstanding at the end of period	48,214	96,073	46,383	34,181	42,237	26,671

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.69	$11.33	$11.16	$11.91	$12.86	N/A
End of period	$12.50	$14.69	$11.33	$11.16	$11.91	N/A
Accumulation units outstanding at the end of period	125,948	105,611	54,446	24,003	24,419	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.22	$12.48	N/A	N/A	N/A	N/A
End of period	$13.36	$14.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,294	19,539	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.47	$10.61	$10.27	$10.82	$11.97	$10.97
End of period	$11.35	$13.47	$10.61	$10.27	$10.82	$11.97
Accumulation units outstanding at the end of period	168,427	148,674	44,756	27,897	28,006	16,062

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.51	$13.63	$12.83	$13.26	$11.82	$8.94
End of period	$14.08	$16.51	$13.63	$12.83	$13.26	$11.82
Accumulation units outstanding at the end of period	15,838	23,569	—	—	4,232	1,474

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.26	$11.83	$11.56	$11.90	$11.86	$10.54
End of period	$12.06	$13.26	$11.83	$11.56	$11.90	$11.86
Accumulation units outstanding at the end of period	59,916	92,889	99,195	91,321	143,904	86,904

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.27	$8.65	$6.95	$9.25	$10.96	N/A
End of period	$6.74	$8.27	$8.65	$6.95	$9.25	N/A
Accumulation units outstanding at the end of period	16,995	66,651	39,644	5,240	5,438	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$54.60	$41.50	$41.96	$40.11	$37.42	$27.34
End of period	$54.77	$54.60	$41.50	$41.96	$40.11	$37.42
Accumulation units outstanding at the end of period	18,766	19,542	14,383	3,348	4,827	475

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.86	$12.53	$12.73	$13.40	$15.22	$12.72
End of period	$12.88	$15.86	$12.53	$12.73	$13.40	$15.22
Accumulation units outstanding at the end of period	55,635	26,327	—	10,896	11,619	620

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$33.23	$28.07	$25.00	$25.94	$23.99	$18.02
End of period	$30.18	$33.23	$28.07	$25.00	$25.94	$23.99
Accumulation units outstanding at the end of period	3,161	3,317	11,353	26,245	29,061	24,631

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.25	$19.52	$19.30	$19.52	$19.06	$19.77
End of period	$19.85	$20.25	$19.52	$19.30	$19.52	$19.06
Accumulation units outstanding at the end of period	—	—	—	11,486	12,879	17,847

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.33	N/A	N/A	N/A	N/A	N/A
End of period	$14.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,819	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$13.44	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,029	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.95	$13.81	$12.46	$15.54	$14.70	$12.10
End of period	$13.78	$14.95	$13.81	$12.46	$15.54	$14.70
Accumulation units outstanding at the end of period	13,857	13,891	9,786	13,934	24,413	8,118

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.54	$12.38	$12.13	$13.56	$14.35	$11.79
End of period	$12.16	$13.54	$12.38	$12.13	$13.56	$14.35
Accumulation units outstanding at the end of period	19,567	19,824	49,003	38,552	47,199	55,021

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.52	$12.29	$11.00	$11.91	$11.78	$9.65
End of period	$12.06	$13.52	$12.29	$11.00	$11.91	$11.78
Accumulation units outstanding at the end of period	—	8,146	8,316	8,503	12,884	1,457

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.54	$10.83	$9.95	$10.79	$11.23	$8.75
End of period	$10.51	$12.54	$10.83	$9.95	$10.79	$11.23
Accumulation units outstanding at the end of period	37,818	43,750	17,225	—	5,579	1,725

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.47	$11.25	$11.00	$11.66	$11.89	$11.67
End of period	$11.38	$11.47	$11.25	$11.00	$11.66	$11.89
Accumulation units outstanding at the end of period	21,581	14,265	2,732	—	6,875	1,424

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.44	$14.26	$13.25	N/A	N/A	N/A
End of period	$14.55	$15.44	$14.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,154	93,226	89,049	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.70	$9.75	N/A	N/A	N/A	N/A
End of period	$10.03	$12.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,815	17,712	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.75	$12.91	$11.34	$12.08	$11.43	$9.05
End of period	$12.31	$13.75	$12.91	$11.34	$12.08	$11.43
Accumulation units outstanding at the end of period	—	8,910	21,919	23,152	24,495	13,969

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.35	$24.99	$24.86	$25.15	$24.23	$24.87
End of period	$24.56	$25.35	$24.99	$24.86	$25.15	$24.23
Accumulation units outstanding at the end of period	9,385	—	—	5,450	6,462	6,539

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.44	$6.96	$7.32	N/A	N/A	N/A
End of period	$8.52	$10.44	$6.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,615	8,905	9,604	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.68	$16.29	$16.16	$16.57	$14.63	$14.46
End of period	$16.30	$17.68	$16.29	$16.16	$16.57	$14.63
Accumulation units outstanding at the end of period	37,096	58,538	36,600	15,400	18,868	8,716

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$22.54	$18.58	$19.10	$19.80	$20.06	$17.13
End of period	$18.85	$22.54	$18.58	$19.10	$19.80	$20.06
Accumulation units outstanding at the end of period	42,286	22,201	3,797	12,552	—	5,923

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.97	$26.79	$24.40	$25.24	$23.74	N/A
End of period	$29.50	$32.97	$26.79	$24.40	$25.24	N/A
Accumulation units outstanding at the end of period	12,542	8,998	2,082	2,129	2,171	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$50.21	$39.40	$39.81	$39.25	$35.85	$25.64
End of period	$46.96	$50.21	$39.40	$39.81	$39.25	$35.85
Accumulation units outstanding at the end of period	2,402	13,377	6,378	5,887	6,395	406

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.25	$20.06	$20.08	N/A	N/A	N/A
End of period	$20.02	$20.25	$20.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,486	8,049	1,452	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$28.63	$23.81	$22.78	N/A	N/A	N/A
End of period	$27.84	$28.63	$23.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,227	—	7,997	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.77	$16.52	N/A	N/A	N/A	N/A
End of period	$19.63	$20.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,027	26,068	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.34	$8.46	$7.80	$9.36	$9.87	$10.45
End of period	$9.46	$11.34	$8.46	$7.80	$9.36	$9.87
Accumulation units outstanding at the end of period	43,691	77,362	57,492	38,009	34,476	8,962

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.25	$33.74	$26.94	$35.65	$40.39	$32.72
End of period	$25.26	$32.25	$33.74	$26.94	$35.65	$40.39
Accumulation units outstanding at the end of period	10,659	9,547	13,230	15,660	23,235	8,618

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.29	$13.37	N/A	N/A	N/A	N/A
End of period	$13.66	$16.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102	1,598	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.53	$14.07	$11.52	$11.83	$10.62	$8.09
End of period	$14.02	$16.53	$14.07	$11.52	$11.83	$10.62
Accumulation units outstanding at the end of period	31,714	44,679	37,573	69,820	101,440	56,815

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$30.30	$25.10	$26.50	$25.25	$20.50	$14.77
End of period	$31.31	$30.30	$25.10	$26.50	$25.25	$20.50
Accumulation units outstanding at the end of period	18,260	18,539	17,304	—	3,656	2,728

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.89	$12.58	$11.28	$10.97	$9.24	$7.44
End of period	$16.50	$16.89	$12.58	$11.28	$10.97	$9.24
Accumulation units outstanding at the end of period	3,801	—	8,135	17,735	34,267	18,272

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$20.17	$16.39	$16.51	$16.95	$18.33	$15.33
End of period	$17.10	$20.17	$16.39	$16.51	$16.95	$18.33
Accumulation units outstanding at the end of period	88,316	141,092	82,251	58,821	54,265	18,128

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.64	$22.79	$21.44	$21.47	$18.41	$13.25
End of period	$28.99	$29.64	$22.79	$21.44	$21.47	$18.41
Accumulation units outstanding at the end of period	40,915	14,301	—	8,240	8,828	6,682

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$21.13	$17.42	$16.14	N/A	N/A	N/A
End of period	$17.92	$21.13	$17.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,144	7,346	6,189	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,881	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,470	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$33.76	$29.64	$25.06	$26.16	$24.32	$18.57
End of period	$29.38	$33.76	$29.64	$25.06	$26.16	$24.32
Accumulation units outstanding at the end of period	34,067	87,027	149,842	50,769	56,926	26,245

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.99	$19.27	$17.57	$17.69	$15.89	$12.26
End of period	$21.53	$22.99	$19.27	$17.57	$17.69	$15.89
Accumulation units outstanding at the end of period	475,871	646,824	300,931	201,296	240,777	69,696

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.14	$19.88	$15.02	$16.07	$15.77	N/A
End of period	$14.52	$19.14	$19.88	$15.02	$16.07	N/A
Accumulation units outstanding at the end of period	4,240	24,256	7,114	8,750	23,586	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$29.32	$26.39	$21.29	$22.66	$21.99	$16.13
End of period	$26.29	$29.32	$26.39	$21.29	$22.66	$21.99
Accumulation units outstanding at the end of period	56,851	88,322	142,096	34,642	38,044	13,052

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.73	$20.43	$18.26	$20.37	$18.29	$13.99
End of period	$19.77	$22.73	$20.43	$18.26	$20.37	$18.29
Accumulation units outstanding at the end of period	32,206	29,764	19,643	23,556	24,021	19,347

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.30	$10.75	$10.31	$10.60	$10.26	$10.43
End of period	$10.84	$11.30	$10.75	$10.31	$10.60	$10.26
Accumulation units outstanding at the end of period	31,119	14,038	—	111,089	19,320	18,952

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.97	$18.63	$18.9	N/A	N/A	N/A
End of period	$21.34	$24.97	$18.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,500	60,252	45,256	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.03	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,119	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.61	$11.02	$10.52	N/A	N/A	N/A
End of period	$11.13	$11.61	$11.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	16,204	8,596	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.59	$13.39	$12.93	$13.55	$13.93	N/A
End of period	$13.09	$13.59	$13.39	$12.93	$13.55	N/A
Accumulation units outstanding at the end of period	4,049	3,859	7,128	—	7,619	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.32	$11.17	$10.37	$10.67	$10.81	$10.53
End of period	$11.03	$11.32	$11.17	$10.37	$10.67	$10.81
Accumulation units outstanding at the end of period	126,241	37,428	11,986	—	712	20,349

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.38	$20.20	$17.53	$19.12	$19.39	$18.20
End of period	$19.93	$21.38	$20.20	$17.53	$19.12	$19.39
Accumulation units outstanding at the end of period	15,393	9,869	4,969	—	2,061	6,439

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.70	$18.70	$14.91	$16.47	$15.14	$10.90
End of period	$16.28	$20.70	$18.70	$14.91	$16.47	$15.14
Accumulation units outstanding at the end of period	13,544	12,652	1,710	—	1,118	1,128

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.95	$19.03	$14.8	N/A	N/A	N/A
End of period	$17.25	$21.95	$19.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,836	13,849	1,721	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.51	$16.08	N/A	N/A	N/A	N/A
End of period	$16.05	$16.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,313	10,013	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$35.37	N/A	N/A	N/A	N/A	N/A
End of period	$29.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,005	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.91	$20.16	$18.57	$19.86	$17.63	$12.47
End of period	$21.14	$22.91	$20.16	$18.57	$19.86	$17.63
Accumulation units outstanding at the end of period	257,507	274,774	133,192	44,041	43,872	31,825

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.27	$21.45	$20.61	$20.68	$19.09	$13.56
End of period	$24.21	$25.27	$21.45	$20.61	$20.68	$19.09
Accumulation units outstanding at the end of period	13,182	55,728	39,719	49,649	66,177	30,420

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.63	$20.53	$17.71	$17.86	$16.99	N/A
End of period	$21.10	$22.63	$20.53	$17.71	$17.86	N/A
Accumulation units outstanding at the end of period	95,503	102,955	35,846	7,462	22,363	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.69	$19.38	$18.70	$22.04	$18.96	N/A
End of period	$21.04	$22.69	$19.38	$18.70	$22.04	N/A
Accumulation units outstanding at the end of period	—	6,857	7,337	7,062	6,089	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$25.26	$20.82	$19.94	$20.30	$19.35	$15.62
End of period	$23.20	$25.26	$20.82	$19.94	$20.30	$19.35
Accumulation units outstanding at the end of period	135,212	132,134	33,832	—	—	5,658

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.25	$13.54	$13.1	N/A	N/A	N/A
End of period	$13.70	$14.25	$13.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,966	11,791	2,199	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.78	$20.79	$19.94	$20.29	$19.51	$16.16
End of period	$22.95	$24.78	$20.79	$19.94	$20.29	$19.51
Accumulation units outstanding at the end of period	99,679	159,870	82,978	50,139	51,159	11,028

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$22.15	$19.39	$18.65	$19.09	$18.55	$16.26
End of period	$20.74	$22.15	$19.39	$18.65	$19.09	$18.55
Accumulation units outstanding at the end of period	24,531	24,816	—	—	—	55,867

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.72	$11.54	N/A	N/A	N/A	N/A
End of period	$10.62	$12.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,978	8,980	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.38	$18.65	$16.81	$18.51	$16.22	N/A
End of period	$17.83	$20.38	$18.65	$16.81	$18.51	N/A
Accumulation units outstanding at the end of period	33,222	32,084	7,658	7,845	7,261	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.25	N/A	N/A	N/A	N/A	N/A
End of period	$14.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112,707	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$70.20	$53.35	$53.42	$49.01	$45.79	$33.54
End of period	$68.13	$70.20	$53.35	$53.42	$49.01	$45.79
Accumulation units outstanding at the end of period	31,297	34,741	11,495	—	1,095	382

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$104.04	$84.89	$81.28	$77.53	$69.79	$51.93
End of period	$99.92	$104.04	$84.89	$81.28	$77.53	$69.79
Accumulation units outstanding at the end of period	10,180	17,363	10,463	—	709	250

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.10	$10.14	$10.15	$10.28	$10.39	$10.54
End of period	$10.05	$10.10	$10.14	$10.15	$10.28	$10.39
Accumulation units outstanding at the end of period	81,762	225,045	107,697	9,774	100,733	55,383

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$30.56	$26.15	$23.96	$24.79	$22.23	$16.47
End of period	$27.21	$30.56	$26.15	$23.96	$24.79	$22.23
Accumulation units outstanding at the end of period	8,627	31,177	8,283	7,325	7,878	7,974

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$10.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,347	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$8.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,770	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,933	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,247	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$37.37	$32.95	$29.50	$30.92	$28.21	$21.86
End of period	$33.01	$37.37	$32.95	$29.50	$30.92	$28.21
Accumulation units outstanding at the end of period	13,061	13,488	948	6,397	7,205	7,562

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.18	$11.87	$11.16	$11.65	$11.27	$9.23
End of period	$12.50	$14.18	$11.87	$11.16	$11.65	$11.27
Accumulation units outstanding at the end of period	62,820	69,636	44,037	3,245	3,275	3,304

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$11.20	N/A	N/A	N/A	N/A	N/A
End of period	$10.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,158	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.82	$12.70	N/A	N/A	N/A	N/A
End of period	$13.26	$14.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,099	63,289	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.70	$16.62	$15.92	$16.55	$16.45	$14.68
End of period	$17.13	$18.70	$16.62	$15.92	$16.55	$16.45
Accumulation units outstanding at the end of period	46,292	44,497	8,918	6,044	6,159	8,575

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.16	$16.70	$16.30	$16.91	$16.87	$16.73
End of period	$16.77	$18.16	$16.70	$16.30	$16.91	$16.87
Accumulation units outstanding at the end of period	36,916	24,172	21,106	12,692	13,445	17,491

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$12.78	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,599	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.76	$13.09	$12.4	N/A	N/A	N/A
End of period	$13.56	$14.76	$13.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,773	23,092	15,090	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.13	$10.62	N/A	N/A	N/A	N/A
End of period	$11.26	$12.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,117	8,063	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$46.82	$37.39	$35.93	$38.30	$37.86	$29.48
End of period	$45.13	$46.82	$37.39	$35.93	$38.30	$37.86
Accumulation units outstanding at the end of period	10,597	8,509	7,445	5,017	4,380	3,545

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.62	$19.78	$16.24	$18.22	$18.48	$10.32
End of period	$18.13	$21.62	$19.78	$16.24	$18.22	$18.48
Accumulation units outstanding at the end of period	16,127	9,032	5,999	1,686	1,648	1,413

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.72	$13.69	$13.15	$13.57	$13.72	$12.06
End of period	$14.72	$15.72	$13.69	$13.15	$13.57	$13.72
Accumulation units outstanding at the end of period	77,389	42,691	1,816	644	655	666

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.92	$18.23	$15.65	$16.45	$14.53	$13.76
End of period	$18.73	$20.92	$18.23	$15.65	$16.45	$14.53
Accumulation units outstanding at the end of period	138,772	108,028	47,571	17,606	14,339	9,637

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.46	$9.97	$9.90	$10.51	$10.55	$10.63
End of period	$10.12	$10.46	$9.97	$9.90	$10.51	$10.55
Accumulation units outstanding at the end of period	37,455	23,873	10,256	1,928	1,911	3,562

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.58	$12.61	$12.59	$12.80	$12.77	$12.00
End of period	$13.68	$15.58	$12.61	$12.59	$12.80	$12.77
Accumulation units outstanding at the end of period	39,353	27,920	21,385	13,821	14,712	14,537

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.60	$13.14	$12.43	$12.58	$12.29	$10.33
End of period	$14.53	$15.60	$13.14	$12.43	$12.58	$12.29
Accumulation units outstanding at the end of period	151,188	76,178	32,621	2,090	13,577	13,618

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.15	$17.64	$16.13	$16.23	$14.96	$13.65
End of period	$20.37	$21.15	$17.64	$16.13	$16.23	$14.96
Accumulation units outstanding at the end of period	238,859	155,118	72,569	8,725	8,190	6,778

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.63	$11.29	$11.13	$11.89	$12.46	$12.11
End of period	$12.45	$14.63	$11.29	$11.13	$11.89	$12.46
Accumulation units outstanding at the end of period	68,378	46,942	26,179	6,305	5,124	5,018

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.18	$12.46	$11.79	$12.00	N/A	N/A
End of period	$13.32	$14.18	$12.46	$11.79	N/A	N/A
Accumulation units outstanding at the end of period	121,686	45,184	27,898	9,564	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.42	$10.58	$10.24	$10.79	$11.95	$10.95
End of period	$11.30	$13.42	$10.58	$10.24	$10.79	$11.95
Accumulation units outstanding at the end of period	132,264	98,335	31,417	8,188	11,318	16,538

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.42	$13.56	$12.77	$13.20	$11.78	N/A
End of period	$14.00	$16.42	$13.56	$12.77	$13.20	N/A
Accumulation units outstanding at the end of period	29,746	26,239	31,427	2,424	461	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.21	$11.79	$11.53	$11.87	$11.84	$10.53
End of period	$12.01	$13.21	$11.79	$11.53	$11.87	$11.84
Accumulation units outstanding at the end of period	201,507	188,321	97,281	58,710	101,446	49,736

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.23	$8.61	$6.92	$9.22	$10.92	$10.13
End of period	$6.70	$8.23	$8.61	$6.92	$9.22	$10.92
Accumulation units outstanding at the end of period	32,323	26,621	16,899	13,278	13,178	10,860

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$53.99	$41.06	$41.53	N/A	N/A	N/A
End of period	$54.13	$53.99	$41.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,651	19,506	16,136	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.70	$12.42	$12.62	$13.29	$15.10	$20.52
End of period	$12.74	$15.70	$12.42	$12.62	$13.29	$15.10
Accumulation units outstanding at the end of period	10,720	3,918	6,797	1,185	650	625

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$10.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,439	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.76	$10.44	N/A	N/A	N/A	N/A
End of period	$10.36	$10.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,432	1,012	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.99	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68,269	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,298	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$32.88	$27.79	$24.76	$25.70	$23.78	$21.30
End of period	$29.85	$32.88	$27.79	$24.76	$25.70	$23.78
Accumulation units outstanding at the end of period	17,373	7,312	4,241	255	263	281

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.05	$19.33	$19.12	$19.35	$18.91	$19.63
End of period	$19.65	$20.05	$19.33	$19.12	$19.35	$18.91
Accumulation units outstanding at the end of period	23,491	20,769	15,457	5,121	6,420	6,294

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.31	N/A	N/A	N/A	N/A	N/A
End of period	$14.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,738	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.74	$10.48	N/A	N/A	N/A	N/A
End of period	$10.76	$10.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,457	11,942	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$13.26	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,602	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.90	$13.78	$12.44	$15.51	$14.68	$14.11
End of period	$13.73	$14.90	$13.78	$12.44	$15.51	$14.68
Accumulation units outstanding at the end of period	31,270	30,896	5,008	1,303	1,316	1,329

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.49	$12.34	$12.09	$13.53	$14.32	$13.13
End of period	$12.10	$13.49	$12.34	$12.09	$13.53	$14.32
Accumulation units outstanding at the end of period	22,659	19,686	37,553	25,626	37,133	16,346

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.45	$12.23	$10.95	$11.86	$11.74	$9.63
End of period	$11.99	$13.45	$12.23	$10.95	$11.86	$11.74
Accumulation units outstanding at the end of period	64,568	58,019	33,415	10,757	10,485	14,365

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.47	$10.78	$9.90	$10.75	$11.19	$8.72
End of period	$10.45	$12.47	$10.78	$9.90	$10.75	$11.19
Accumulation units outstanding at the end of period	74,710	63,806	33,212	30,854	18,846	13,642

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.44	$11.22	$10.98	$11.64	$11.88	$11.66
End of period	$11.34	$11.44	$11.22	$10.98	$11.64	$11.88
Accumulation units outstanding at the end of period	26,108	14,934	7,585	2,659	3,820	1,690

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.35	$14.19	$12.63	$13.86	$13.65	$12.15
End of period	$14.45	$15.35	$14.19	$12.63	$13.86	$13.65
Accumulation units outstanding at the end of period	23,282	16,478	7,060	7,119	8,188	9,021

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.63	$9.70	$9.98	$9.77	$10.96	$10.37
End of period	$9.97	$12.63	$9.70	$9.98	$9.77	$10.96
Accumulation units outstanding at the end of period	39,382	22,619	1,855	777	771	788

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.67	$12.85	$11.29	$12.03	$11.39	$9.02
End of period	$12.24	$13.67	$12.85	$11.29	$12.03	$11.39
Accumulation units outstanding at the end of period	27,517	22,536	14,285	4,870	4,969	5,862

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$25.07	$24.72	$24.60	$24.90	$24.01	$17.37
End of period	$24.27	$25.07	$24.72	$24.60	$24.90	$24.01
Accumulation units outstanding at the end of period	37,673	26,868	11,767	258	271	269

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.73	N/A	N/A	N/A	N/A	N/A
End of period	$9.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,923	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.39	$6.93	$7.29	N/A	N/A	N/A
End of period	$8.47	$10.39	$6.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,117	15,047	2,048	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,257	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.57	$16.20	$16.07	$16.49	$14.57	$14.40
End of period	$16.19	$17.57	$16.20	$16.07	$16.49	$14.57
Accumulation units outstanding at the end of period	29,372	28,478	16,099	1,991	3,222	3,262

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$22.29	$18.38	$18.90	$19.61	$19.88	$18.56
End of period	$18.63	$22.29	$18.38	$18.90	$19.61	$19.88
Accumulation units outstanding at the end of period	35,817	32,766	26,704	16,229	10,693	7,750

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.70	$26.59	$24.23	$25.07	$23.59	$21.90
End of period	$29.25	$32.70	$26.59	$24.23	$25.07	$23.59
Accumulation units outstanding at the end of period	40,944	36,314	22,333	14,708	9,197	6,072

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$49.64	$38.98	$39.40	$38.87	$35.52	$32.41
End of period	$46.41	$49.64	$38.98	$39.40	$38.87	$35.52
Accumulation units outstanding at the end of period	20,319	14,757	8,662	399	403	407

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.02	$19.84	$19.88	N/A	N/A	N/A
End of period	$19.79	$20.02	$19.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,023	7,838	2,690	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$15.45	$13.51	$12.25	$12.74	$11.95	$9.51
End of period	$13.86	$15.45	$13.51	$12.25	$12.74	$11.95
Accumulation units outstanding at the end of period	9,330	8,108	8,026	6,768	6,836	6,900

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.00	$13.81	$13.77	N/A	N/A	N/A
End of period	$13.70	$14.00	$13.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,367	10,089	7,098	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$28.36	$23.60	$22.59	N/A	N/A	N/A
End of period	$27.57	$28.36	$23.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,158	11,570	9,633	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$10.57	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,266	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.58	$16.38	$14.37	N/A	N/A	N/A
End of period	$19.44	$20.58	$16.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,112	8,778	10,771	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.30	$8.44	$7.79	$9.34	$9.85	$9.84
End of period	$9.43	$11.30	$8.44	$7.79	$9.34	$9.85
Accumulation units outstanding at the end of period	90,146	68,267	14,663	4,674	4,472	4,129

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.95	$33.45	$26.71	$35.37	$40.09	$32.50
End of period	$25.02	$31.95	$33.45	$26.71	$35.37	$40.09
Accumulation units outstanding at the end of period	31,129	26,448	10,445	74	702	709

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.21	$13.31	$13.78	N/A	N/A	N/A
End of period	$13.59	$16.21	$13.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,793	10,016	4,321	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.38	$13.95	$11.42	$11.74	$10.09	N/A
End of period	$13.88	$16.38	$13.95	$11.42	$11.74	N/A
Accumulation units outstanding at the end of period	47,157	24,783	37,822	2,484	2,409	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$30.02	$24.88	$26.28	$25.06	$20.35	$14.67
End of period	$31.01	$30.02	$24.88	$26.28	$25.06	$20.35
Accumulation units outstanding at the end of period	136,706	98,683	12,956	1,375	1,441	150

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.84	$13.96	$12.67	$13.07	$12.70	N/A
End of period	$14.37	$15.84	$13.96	$12.67	$13.07	N/A
Accumulation units outstanding at the end of period	32,328	27,739	15,328	6,363	6,421	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$8.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,373	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.74	$12.48	$11.19	$10.89	$9.17	$7.39
End of period	$16.34	$16.74	$12.48	$11.19	$10.89	$9.17
Accumulation units outstanding at the end of period	239,403	166,129	16,215	2,019	2,043	675

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$20.01	$16.26	$16.39	$16.84	$22.07	N/A
End of period	$16.95	$20.01	$16.26	$16.39	$16.84	N/A
Accumulation units outstanding at the end of period	70,506	57,224	9,914	303	287	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$21.27	$18.49	$16.74	N/A	N/A	N/A
End of period	$18.90	$21.27	$18.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,999	6,078	718	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$8.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	303	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	$11.18	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,561	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$21.23	$17.79	$16.91	N/A	N/A	N/A
End of period	$19.05	$21.23	$17.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,609	11,831	338	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.44	$22.65	$21.32	$21.36	$18.32	N/A
End of period	$28.79	$29.44	$22.65	$21.32	$21.36	N/A
Accumulation units outstanding at the end of period	130,873	98,854	20,089	476	325	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$21.04	$17.34	$17.95	N/A	N/A	N/A
End of period	$17.83	$21.04	$17.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,021	7,011	1,830	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,840	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.70	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,606	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A	N/A
End of period	$9.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,704	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$33.49	$29.42	$24.89	$25.99	$29.74	N/A
End of period	$29.14	$33.49	$29.42	$24.89	$25.99	N/A
Accumulation units outstanding at the end of period	91,500	62,409	17,632	8,818	868	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.80	$19.12	$17.45	$17.57	$21.85	N/A
End of period	$21.34	$22.80	$19.12	$17.45	$17.57	N/A
Accumulation units outstanding at the end of period	189,451	127,583	45,107	20,916	9,339	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.04	$19.79	$14.96	$16.01	$15.72	$14.38
End of period	$14.44	$19.04	$19.79	$14.96	$16.01	$15.72
Accumulation units outstanding at the end of period	33,003	26,355	12,136	390	393	397

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$29.08	$26.19	$21.14	$22.51	$21.86	$19.84
End of period	$26.07	$29.08	$26.19	$21.14	$22.51	$21.86
Accumulation units outstanding at the end of period	52,857	33,729	9,559	255	1,294	1,289

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$8.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,255	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.59	$20.31	$18.17	$20.28	$18.21	$13.94
End of period	$19.63	$22.59	$20.31	$18.17	$20.28	$18.21
Accumulation units outstanding at the end of period	36,211	15,707	12,675	1,849	2,765	9,889

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.27	$10.72	$10.29	$10.58	$10.25	$10.43
End of period	$10.81	$11.27	$10.72	$10.29	$10.58	$10.25
Accumulation units outstanding at the end of period	14,375	16,548	4,349	1,287	1,328	974

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.77	$18.48	$18.76	$18.37	$18.31	$14.74
End of period	$21.15	$24.77	$18.48	$18.76	$18.37	$18.31
Accumulation units outstanding at the end of period	55,285	37,278	15,877	10,027	9,093	7,674

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$9.88	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,417	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.57	$10.99	$10.5	N/A	N/A	N/A
End of period	$11.10	$11.57	$10.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,107	10,009	6,876	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.52	$13.32	$12.87	$13.50	$13.28	$14.85
End of period	$13.01	$13.52	$13.32	$12.87	$13.50	$13.28
Accumulation units outstanding at the end of period	20,846	11,580	4,592	2,576	1,916	2,389

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.28	$11.14	$10.34	$10.65	$10.80	$10.69
End of period	$10.99	$11.28	$11.14	$10.34	$10.65	$10.80
Accumulation units outstanding at the end of period	66,895	60,390	8,046	3,160	4,488	2,725

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.17	$20.01	$17.37	$18.96	$19.24	$18.07
End of period	$19.72	$21.17	$20.01	$17.37	$18.96	$19.24
Accumulation units outstanding at the end of period	33,505	28,237	9,385	3,666	4,527	2,795

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.59	$18.62	$14.85	$16.41	$15.10	$10.88
End of period	$16.19	$20.59	$18.62	$14.85	$16.41	$15.10
Accumulation units outstanding at the end of period	31,886	27,797	4,229	739	1,577	1,332

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.84	$18.94	$14.74	N/A	N/A	N/A
End of period	$17.16	$21.84	$18.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	148,929	124,440	11,639	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.43	$16.01	N/A	N/A	N/A	N/A
End of period	$15.97	$16.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,090	6,056	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$34.97	$30.91	N/A	N/A	N/A	N/A
End of period	$29.55	$34.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	867	747	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.79	$20.07	$18.49	$19.79	$17.58	N/A
End of period	$21.02	$22.79	$20.07	$18.49	$19.79	N/A
Accumulation units outstanding at the end of period	102,844	62,193	50,538	6,754	3,255	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.14	$21.35	$20.52	N/A	N/A	N/A
End of period	$24.07	$25.14	$21.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,024	27,618	18,436	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.52	$20.44	$17.64	$17.80	$15.91	$12.36
End of period	$20.99	$22.52	$20.44	$17.64	$17.80	$15.91
Accumulation units outstanding at the end of period	115,858	97,704	47,420	3,893	3,006	2,682

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.58	$19.29	$18.62	$21.96	$18.91	$12.81
End of period	$20.93	$22.58	$19.29	$18.62	$21.96	$18.91
Accumulation units outstanding at the end of period	11,619	14,454	8,084	917	2,109	1,854

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$25.02	$20.62	$19.77	$20.13	$19.20	$15.51
End of period	$22.97	$25.02	$20.62	$19.77	$20.13	$19.20
Accumulation units outstanding at the end of period	125,436	110,791	81,473	14,880	15,768	14,967

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.15	$13.46	$13.02	N/A	N/A	N/A
End of period	$13.61	$14.15	$13.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,038	34,294	20,757	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.54	$20.60	$19.76	$20.12	$19.36	$13.97
End of period	$22.71	$24.54	$20.60	$19.76	$20.12	$19.36
Accumulation units outstanding at the end of period	49,190	44,756	39,485	10,954	10,616	5,815

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.50	$15.08	$14.52	$14.92	$14.58	$14.09
End of period	$15.68	$16.50	$15.08	$14.52	$14.92	$14.58
Accumulation units outstanding at the end of period	32,549	31,278	20,183	3,516	3,526	3,537

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.93	$19.21	$18.49	$18.93	$16.45	N/A
End of period	$20.53	$21.93	$19.21	$18.49	$18.93	N/A
Accumulation units outstanding at the end of period	39,871	28,057	21,713	2,707	2,732	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.70	$11.52	$9.93	N/A	N/A	N/A
End of period	$10.59	$12.70	$11.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,632	23,070	8,530	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.28	$18.56	$16.75	$18.44	$16.17	$10.83
End of period	$17.73	$20.28	$18.56	$16.75	$18.44	$16.17
Accumulation units outstanding at the end of period	7,954	8,986	11,997	673	1,406	1,434

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.22	N/A	N/A	N/A	N/A	N/A
End of period	$14.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	210,787	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$69.41	$52.78	$52.88	$48.53	$45.37	$33.24
End of period	$67.33	$69.41	$52.78	$52.88	$48.53	$45.37
Accumulation units outstanding at the end of period	88,589	56,181	18,322	4,721	4,792	943

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$102.87	$83.98	$80.44	$76.78	$69.14	$51.47
End of period	$98.75	$102.87	$83.98	$80.44	$76.78	$69.14
Accumulation units outstanding at the end of period	44,862	28,743	9,781	626	677	686

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.04	$10.08	$10.10	$10.23	$10.35	$10.51
End of period	$9.99	$10.04	$10.08	$10.10	$10.23	$10.35
Accumulation units outstanding at the end of period	12,843	13,555	8,091	1,276	1,262	623

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$30.30	$25.93	$23.77	$24.61	$22.08	$16.36
End of period	$26.96	$30.30	$25.93	$23.77	$24.61	$22.08
Accumulation units outstanding at the end of period	36,561	16,395	7,320	3,154	3,228	1,339

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$20.22	N/A	N/A	N/A	N/A	N/A
End of period	$17.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,210	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$12.07	N/A	N/A	N/A	N/A	N/A
End of period	$10.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,509	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$9.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,441	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,665	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,958	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$10.91	N/A	N/A	N/A	N/A	N/A
End of period	$8.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,878	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.48	N/A	N/A	N/A	N/A	N/A
End of period	$8.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,101	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,759	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,483	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$12.47	N/A	N/A	N/A	N/A	N/A
End of period	$9.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,359	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,087	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$37.09	$32.71	$29.30	$30.74	$28.05	N/A
End of period	$32.74	$37.09	$32.71	$29.30	$30.74	N/A
Accumulation units outstanding at the end of period	15,754	11,042	6,287	130	137	N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.62	$16.55	$15.87	$16.50	$16.41	$14.65
End of period	$17.05	$18.62	$16.55	$15.87	$16.50	$16.41
Accumulation units outstanding at the end of period	—	—	—	—	7,264	7,264

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.08	$16.63	$16.24	$16.86	$16.83	$15.50
End of period	$16.69	$18.08	$16.63	$16.24	$16.86	$16.83
Accumulation units outstanding at the end of period	—	—	—	—	1,350	1,371

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.12	$10.62	N/A	N/A	N/A	N/A
End of period	$11.24	$12.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$46.33	$37.01	$35.58	$37.95	$37.53	$29.24
End of period	$44.63	$46.33	$37.01	$35.58	$37.95	$37.53
Accumulation units outstanding at the end of period	—	—	—	—	32	396

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.84	$18.17	$15.61	$16.41	$14.51	$11.14
End of period	$18.65	$20.84	$18.17	$15.61	$16.41	$14.51
Accumulation units outstanding at the end of period	—	—	—	—	2,362	2,385

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$21.07	$17.58	$16.09	$16.19	$14.94	$14.76
End of period	$20.28	$21.07	$17.58	$16.09	$16.19	$14.94
Accumulation units outstanding at the end of period	—	—	—	—	81	82

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.14	$12.43	$11.77	$11.98	$11.68	$10.31
End of period	$13.27	$14.14	$12.43	$11.77	$11.98	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	2,656	2,692

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.37	$10.54	$10.21	$10.77	$11.93	$10.94
End of period	$11.25	$13.37	$10.54	$10.21	$10.77	$11.93
Accumulation units outstanding at the end of period	—	—	—	—	256	90

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.16	$11.76	$11.50	$11.85	$11.82	$11.26
End of period	$11.96	$13.16	$11.76	$11.50	$11.85	$11.82
Accumulation units outstanding at the end of period	—	—	—	—	19,015	19,282

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.18	$8.57	$6.89	$9.18	$10.88	$10.10
End of period	$6.66	$8.18	$8.57	$6.89	$9.18	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	1,138	1,259

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.75	$10.43	N/A	N/A	N/A	N/A
End of period	$10.35	$10.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.86	$19.15	$18.95	$19.19	$18.76	$18.99
End of period	$19.44	$19.86	$19.15	$18.95	$19.19	$18.76
Accumulation units outstanding at the end of period	—	—	—	—	11,755	14,438

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.43	$12.29	$12.06	$13.49	$14.29	$13.79
End of period	$12.05	$13.43	$12.29	$12.06	$13.49	$14.29
Accumulation units outstanding at the end of period	—	—	—	—	17,034	17,176

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.40	$10.72	$9.86	$10.71	$11.15	N/A
End of period	$10.39	$12.40	$10.72	$9.86	$10.71	N/A
Accumulation units outstanding at the end of period	—	—	—	—	140	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.40	$11.19	$10.96	$11.62	$11.87	$11.66
End of period	$11.30	$11.40	$11.19	$10.96	$11.62	$11.87
Accumulation units outstanding at the end of period	—	—	—	—	83	84

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.79	$24.46	$24.35	$24.66	$23.79	$23.80
End of period	$23.99	$24.79	$24.46	$24.35	$24.66	$23.79
Accumulation units outstanding at the end of period	—	—	—	—	38	39

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.46	$16.11	$15.99	$16.41	$14.50	$14.35
End of period	$16.07	$17.46	$16.11	$15.99	$16.41	$14.50
Accumulation units outstanding at the end of period	—	—	—	—	862	871

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.79	$19.63	$19.67	$19.91	$19.20	$20.23
End of period	$19.56	$19.79	$19.63	$19.67	$19.91	$19.20
Accumulation units outstanding at the end of period	—	—	—	—	—	2,547

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$28.11	$23.40	$22.41	$21.51	$19.74	$19.17
End of period	$27.31	$28.11	$23.40	$22.41	$21.51	$19.74
Accumulation units outstanding at the end of period	—	—	—	—	—	733

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.27	$8.41	$7.77	$9.32	$9.86	N/A
End of period	$9.39	$11.27	$8.41	$7.77	$9.32	N/A
Accumulation units outstanding at the end of period	—	—	—	—	285	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$29.75	$24.66	$26.07	$24.86	$20.20	$19.51
End of period	$30.71	$29.75	$24.66	$26.07	$24.86	$20.20
Accumulation units outstanding at the end of period	—	—	—	—	—	698

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.58	$12.36	$11.09	$10.80	$9.11	$7.34
End of period	$16.18	$16.58	$12.36	$11.09	$10.80	$9.11
Accumulation units outstanding at the end of period	—	—	—	—	—	1,356

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.25	$22.51	$21.20	$21.25	$18.24	$17.39
End of period	$28.58	$29.25	$22.51	$21.20	$21.25	$18.24
Accumulation units outstanding at the end of period	—	—	—	—	68	2,027

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$33.23	$29.20	$24.71	$25.82	$24.03	$22.25
End of period	$28.89	$33.23	$29.20	$24.71	$25.82	$24.03
Accumulation units outstanding at the end of period	—	—	—	—	—	878

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.94	$19.69	$14.89	$15.95	$15.66	$11.63
End of period	$14.35	$18.94	$19.69	$14.89	$15.95	$15.66
Accumulation units outstanding at the end of period	—	—	—	—	—	1,372

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.56	$18.34	$18.62	$18.24	$18.20	$14.66
End of period	$20.97	$24.56	$18.34	$18.62	$18.24	$18.20
Accumulation units outstanding at the end of period	—	—	—	—	174	2,329

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.45	$13.26	$12.81	$13.45	$13.23	$14.80
End of period	$12.93	$13.45	$13.26	$12.81	$13.45	$13.23
Accumulation units outstanding at the end of period	—	—	—	—	6,750	10,335

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.96	$19.82	$17.22	$18.80	$19.09	$17.93
End of period	$19.52	$20.96	$19.82	$17.22	$18.80	$19.09
Accumulation units outstanding at the end of period	—	—	—	—	—	2,956

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.74	$18.86	$14.69	$15.47	$14.86	$11.00
End of period	$17.07	$21.74	$18.86	$14.69	$15.47	$14.86
Accumulation units outstanding at the end of period	—	—	—	—	47	985

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.68	$19.98	$18.42	$19.72	$17.52	N/A
End of period	$20.91	$22.68	$19.98	$18.42	$19.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	8,511	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$25.02	$21.25	$20.44	$20.54	$18.97	$18.61
End of period	$23.94	$25.02	$21.25	$20.44	$20.54	$18.97
Accumulation units outstanding at the end of period	—	—	—	—	—	1,917

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.41	$20.34	$17.57	$17.74	$15.86	$12.33
End of period	$20.87	$22.41	$20.34	$17.57	$17.74	$15.86
Accumulation units outstanding at the end of period	—	—	—	—	318	6,538

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.06	$13.38	$12.95	$13.37	$13.19	$12.83
End of period	$13.51	$14.06	$13.38	$12.95	$13.37	$13.19
Accumulation units outstanding at the end of period	—	—	—	—	1,298	1,345

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.30	$20.41	$19.59	$19.95	$19.20	$15.93
End of period	$22.48	$24.30	$20.41	$19.59	$19.95	$19.20
Accumulation units outstanding at the end of period	—	—	—	—	9,712	9,872

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.39	$14.99	$14.44	$14.84	$14.51	$13.07
End of period	$15.57	$16.39	$14.99	$14.44	$14.84	$14.51
Accumulation units outstanding at the end of period	—	—	—	—	37,164	37,403

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.72	$19.03	$18.32	$18.77	$18.26	$16.03
End of period	$20.31	$21.72	$19.03	$18.32	$18.77	$18.26
Accumulation units outstanding at the end of period	—	—	—	—	9,958	10,011

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$68.63	$52.21	$52.33	$48.06	$44.95	$32.95
End of period	$66.54	$68.63	$52.21	$52.33	$48.06	$44.95
Accumulation units outstanding at the end of period	—	—	—	—	—	784

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$101.72	$83.08	$79.62	$76.02	$68.50	$51.02
End of period	$97.59	$101.72	$83.08	$79.62	$76.02	$68.50
Accumulation units outstanding at the end of period	—	—	—	—	18	18

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.695%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.54	$16.50	$15.82	$16.46	N/A	N/A
End of period	$16.97	$18.54	$16.50	$15.82	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,417	3,461	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.29	$14.91	$14.36	$14.78	$14.45	$13.31
End of period	$15.47	$16.29	$14.91	$14.36	$14.78	$14.45
Accumulation units outstanding at the end of period	—	—	5,948	6,016	6,079	6,140

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.03	$11.75	$11.06	$11.56	$11.20	$9.18
End of period	$12.35	$14.03	$11.75	$11.06	$11.56	$11.20
Accumulation units outstanding at the end of period	188,264	187,120	254,643	145,364	164,611	48,643

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	$11.14	N/A	N/A	N/A	N/A	N/A
End of period	$10.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,138	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.66	$12.57	$11.89	$12.34	$11.95	$9.91
End of period	$13.11	$14.66	$12.57	$11.89	$12.34	$11.95
Accumulation units outstanding at the end of period	241,663	273,567	329,679	163,292	159,734	86,540

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.54	$16.49	$15.82	$16.46	$16.38	$14.63
End of period	$16.96	$18.54	$16.49	$15.82	$16.46	$16.38
Accumulation units outstanding at the end of period	109,877	172,621	142,845	121,241	127,465	122,935

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$18.01	$16.57	$16.19	$16.81	$16.79	$15.47
End of period	$16.60	$18.01	$16.57	$16.19	$16.81	$16.79
Accumulation units outstanding at the end of period	73,114	126,194	170,809	121,833	147,550	99,726

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	$12.71	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,182	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.60	$12.96	$12.29	$12.73	$12.30	$10.68
End of period	$13.40	$14.60	$12.96	$12.29	$12.73	$12.30
Accumulation units outstanding at the end of period	229,556	262,207	347,026	214,760	215,679	215,348

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$12.12	$10.62	N/A	N/A	N/A	N/A
End of period	$11.23	$12.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,867	29,468	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$45.84	$36.64	$35.24	$37.60	$37.21	$20.34
End of period	$44.13	$45.84	$36.64	$35.24	$37.60	$37.21
Accumulation units outstanding at the end of period	48,543	53,321	71,349	49,597	51,364	37,755

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.35	$19.55	$16.06	$18.04	$18.32	$13.87
End of period	$17.88	$21.35	$19.55	$16.06	$18.04	$18.32
Accumulation units outstanding at the end of period	69,859	78,928	92,914	45,889	49,177	31,596

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$15.45	$13.46	$12.95	$13.37	$13.53	$13.01
End of period	$14.44	$15.45	$13.46	$12.95	$13.37	$13.53
Accumulation units outstanding at the end of period	205,646	141,479	116,487	96,483	108,694	68,798

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.76	$18.11	$15.56	$16.37	$14.48	$11.12
End of period	$18.57	$20.76	$18.11	$15.56	$16.37	$14.48
Accumulation units outstanding at the end of period	734,019	826,082	818,263	426,813	441,584	344,140

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.38	$9.91	$9.85	$10.46	$10.51	$11.02
End of period	$10.04	$10.38	$9.91	$9.85	$10.46	$10.51
Accumulation units outstanding at the end of period	108,316	122,567	136,022	56,087	65,505	62,304

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.46	$12.53	$12.52	$12.74	$12.73	$10.12
End of period	$13.56	$15.46	$12.53	$12.52	$12.74	$12.73
Accumulation units outstanding at the end of period	210,661	210,302	209,293	151,674	153,059	98,204

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.51	$13.08	$12.38	$12.55	$12.27	$10.32
End of period	$14.43	$15.51	$13.08	$12.38	$12.55	$12.27
Accumulation units outstanding at the end of period	545,420	625,743	593,603	259,872	267,674	135,613

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.99	$17.52	$16.04	$16.15	$14.91	$11.41
End of period	$20.19	$20.99	$17.52	$16.04	$16.15	$14.91
Accumulation units outstanding at the end of period	960,596	1,019,821	855,887	419,161	445,191	310,815

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.52	$11.22	$11.07	$11.83	$12.41	$10.42
End of period	$12.34	$14.52	$11.22	$11.07	$11.83	$12.41
Accumulation units outstanding at the end of period	638,511	565,776	386,794	173,729	175,243	132,174

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.10	$12.40	$11.75	$11.97	$11.67	$10.30
End of period	$13.23	$14.10	$12.40	$11.75	$11.97	$11.67
Accumulation units outstanding at the end of period	530,284	566,396	537,319	263,909	234,692	168,692

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.32	$10.51	$10.19	$10.74	$11.91	$10.92
End of period	$11.20	$13.32	$10.51	$10.19	$10.74	$11.91
Accumulation units outstanding at the end of period	524,358	493,660	375,120	167,174	158,696	107,808

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$16.24	$13.43	$12.66	$13.10	$11.69	$8.86
End of period	$13.83	$16.24	$13.43	$12.66	$13.10	$11.69
Accumulation units outstanding at the end of period	42,323	77,089	69,107	32,882	32,090	10,171

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.12	$11.72	$11.47	$11.82	$11.81	$10.50
End of period	$11.91	$13.12	$11.72	$11.47	$11.82	$11.81
Accumulation units outstanding at the end of period	611,872	1,096,663	1,829,658	1,271,046	1,314,656	1,029,495

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.14	$8.53	$6.85	$9.14	$10.84	$10.07
End of period	$6.62	$8.14	$8.53	$6.85	$9.14	$10.84
Accumulation units outstanding at the end of period	137,978	167,117	194,604	94,993	90,775	69,998

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$52.80	$40.19	$40.69	$38.96	$36.40	$26.64
End of period	$52.88	$52.80	$40.19	$40.69	$38.96	$36.40
Accumulation units outstanding at the end of period	148,361	144,796	131,309	29,410	25,409	15,924

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$15.39	$12.19	$12.39	$13.07	$14.86	$12.44
End of period	$12.48	$15.39	$12.19	$12.39	$13.07	$14.86
Accumulation units outstanding at the end of period	118,821	103,733	71,089	27,002	27,827	15,625

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	199,558	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.74	$10.43	N/A	N/A	N/A	N/A
End of period	$10.34	$10.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,765	26,824	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.98	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37,056	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,629	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$32.19	$27.23	$24.29	$25.24	$23.38	$17.59
End of period	$29.19	$32.19	$27.23	$24.29	$25.24	$23.38
Accumulation units outstanding at the end of period	86,499	116,894	94,712	36,058	36,807	29,832

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.66	$18.97	$18.79	$19.03	$18.62	$19.34
End of period	$19.24	$19.66	$18.97	$18.79	$19.03	$18.62
Accumulation units outstanding at the end of period	266,485	470,875	320,524	219,380	248,898	208,272

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.28	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	230,498	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.69	$10.45	$10.42	N/A	N/A	N/A
End of period	$10.70	$10.69	$10.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	267,815	230,275	132,366	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	$13.33	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,807	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.81	$13.71	$12.39	$15.47	$14.65	$12.08
End of period	$13.63	$14.81	$13.71	$12.39	$15.47	$14.65
Accumulation units outstanding at the end of period	131,159	156,360	132,782	43,169	56,684	39,139

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.38	$12.25	$12.02	$13.46	$14.26	$11.73
End of period	$11.99	$13.38	$12.25	$12.02	$13.46	$14.26
Accumulation units outstanding at the end of period	145,611	399,098	736,922	625,798	660,903	420,357

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.30	$12.11	$10.86	$11.77	$11.66	$9.57
End of period	$11.84	$13.30	$12.11	$10.86	$11.77	$11.66
Accumulation units outstanding at the end of period	170,721	305,359	387,543	287,192	290,144	184,942

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$12.33	$10.67	$9.81	$10.67	$11.11	$8.67
End of period	$10.33	$12.33	$10.67	$9.81	$10.67	$11.11
Accumulation units outstanding at the end of period	185,105	192,554	183,257	94,695	96,919	81,965

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.37	$11.16	$10.94	$11.61	$11.86	$11.65
End of period	$11.26	$11.37	$11.16	$10.94	$11.61	$11.86
Accumulation units outstanding at the end of period	120,283	247,399	321,180	189,077	202,228	127,451

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$15.17	$14.04	$12.51	$13.74	$13.54	$12.07
End of period	$14.27	$15.17	$14.04	$12.51	$13.74	$13.54
Accumulation units outstanding at the end of period	193,483	318,774	473,628	328,368	321,489	216,336

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.51	$9.62	$9.90	$9.70	$10.89	$8.36
End of period	$9.86	$12.51	$9.62	$9.90	$9.70	$10.89
Accumulation units outstanding at the end of period	115,745	126,794	97,012	50,453	48,253	39,839

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.52	$12.72	$11.18	$11.93	$11.31	$8.97
End of period	$12.09	$13.52	$12.72	$11.18	$11.93	$11.31
Accumulation units outstanding at the end of period	177,641	194,842	214,736	155,825	159,759	95,437

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.50	$24.19	$24.10	$24.42	$23.57	$24.23
End of period	$23.71	$24.50	$24.19	$24.10	$24.42	$23.57
Accumulation units outstanding at the end of period	376,641	250,320	111,788	25,041	28,240	25,253

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	$11.70	N/A	N/A	N/A	N/A	N/A
End of period	$9.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	87,827	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$10.28	$6.87	$7.23	$7.74	$7.07	$9.62
End of period	$8.38	$10.28	$6.87	$7.23	$7.74	$7.07
Accumulation units outstanding at the end of period	90,245	120,773	56,085	28,349	27,139	22,992

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$10.28	N/A	N/A	N/A	N/A	N/A
End of period	$9.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,460	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.35	$16.01	$15.90	$16.33	$14.44	$14.29
End of period	$15.97	$17.35	$16.01	$15.90	$16.33	$14.44
Accumulation units outstanding at the end of period	153,990	182,730	212,444	119,301	129,656	95,241

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$21.79	$17.99	$18.52	$19.23	$19.51	$14.66
End of period	$18.19	$21.79	$17.99	$18.52	$19.23	$19.51
Accumulation units outstanding at the end of period	209,690	165,611	100,162	27,323	27,959	20,398

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.18	$26.19	$23.89	$24.74	$23.31	$16.97
End of period	$28.75	$32.18	$26.19	$23.89	$24.74	$23.31
Accumulation units outstanding at the end of period	466,372	292,239	157,956	37,176	31,479	22,395

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$48.52	$38.14	$38.59	$38.11	$34.86	$24.96
End of period	$45.32	$48.52	$38.14	$38.59	$38.11	$34.86
Accumulation units outstanding at the end of period	91,062	104,027	59,511	33,786	34,378	20,916

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.57	$19.42	$19.47	$19.71	$19.02	$20.05
End of period	$19.33	$19.57	$19.42	$19.47	$19.71	$19.02
Accumulation units outstanding at the end of period	100,540	77,429	51,017	20,481	25,008	17,497

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.60	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,267	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$15.29	$13.38	$12.14	$12.64	$11.87	$9.46
End of period	$13.70	$15.29	$13.38	$12.14	$12.64	$11.87
Accumulation units outstanding at the end of period	346,820	346,279	46,340	2,372	6,592	361

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.78	$13.61	$13.58	$13.83	$13.32	$13.93
End of period	$13.47	$13.78	$13.61	$13.58	$13.83	$13.32
Accumulation units outstanding at the end of period	106,497	131,985	120,617	22,516	20,580	11,377

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$27.84	$23.19	$22.22	$21.34	$19.59	$14.12
End of period	$27.04	$27.84	$23.19	$22.22	$21.34	$19.59
Accumulation units outstanding at the end of period	122,106	96,529	56,095	29,073	23,632	11,758

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	$10.56	N/A	N/A	N/A	N/A	N/A
End of period	$9.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,235	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$20.20	$16.10	$14.14	$14.47	$13.41	$12.25
End of period	$19.06	$20.20	$16.10	$14.14	$14.47	$13.41
Accumulation units outstanding at the end of period	125,347	105,723	86,240	22,121	21,300	19,462

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.23	$8.39	$7.75	$9.31	$9.83	$10.43
End of period	$9.36	$11.23	$8.39	$7.75	$9.31	$9.83
Accumulation units outstanding at the end of period	484,446	503,893	437,303	183,175	181,434	97,218

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.36	$32.87	$26.28	$34.83	$39.52	$32.07
End of period	$24.53	$31.36	$32.87	$26.28	$34.83	$39.52
Accumulation units outstanding at the end of period	113,985	134,870	148,658	57,146	47,074	37,876

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$16.06	$13.20	$13.68	$14.19	$14.94	$11.64
End of period	$13.45	$16.06	$13.20	$13.68	$14.19	$14.94
Accumulation units outstanding at the end of period	95,202	149,058	117,056	26,729	25,704	13,674

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$16.08	$13.71	$11.23	$11.56	$10.40	$7.93
End of period	$13.62	$16.08	$13.71	$11.23	$11.56	$10.40
Accumulation units outstanding at the end of period	299,502	294,511	186,796	103,349	73,854	87,730

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$29.47	$24.45	$25.85	$24.67	$20.05	$14.48
End of period	$30.41	$29.47	$24.45	$25.85	$24.67	$20.05
Accumulation units outstanding at the end of period	271,604	247,587	186,364	78,906	65,026	34,002

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.67	$13.82	$12.56	$12.97	$12.53	$10.30
End of period	$14.21	$15.67	$13.82	$12.56	$12.97	$12.53
Accumulation units outstanding at the end of period	73,949	70,876	30,090	23,647	23,961	16,900

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$8.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,665	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$16.43	$12.26	$11.00	$10.72	$9.04	$7.29
End of period	$16.03	$16.43	$12.26	$11.00	$10.72	$9.04
Accumulation units outstanding at the end of period	449,209	455,573	322,652	152,105	131,699	100,977

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.71	$16.03	$16.17	$16.63	$18.01	$15.09
End of period	$16.68	$19.71	$16.03	$16.17	$16.63	$18.01
Accumulation units outstanding at the end of period	299,357	420,092	348,406	186,918	188,201	64,391

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.99	$18.26	$16.56	$17.36	$15.87	$12.25
End of period	$18.63	$20.99	$18.26	$16.56	$17.36	$15.87
Accumulation units outstanding at the end of period	51,378	82,362	58,501	22,787	21,321	9,413

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$8.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,903	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$20.84	$17.49	$16.63	$18.44	$16.91	$15.19
End of period	$18.68	$20.84	$17.49	$16.63	$18.44	$16.91
Accumulation units outstanding at the end of period	21,094	16,702	9,278	4,214	3,090	818

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$29.05	$22.37	$21.08	$21.14	$18.15	$13.09
End of period	$28.38	$29.05	$22.37	$21.08	$21.14	$18.15
Accumulation units outstanding at the end of period	457,624	350,608	220,101	78,929	41,534	28,701

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.84	$17.20	$15.96	$15.47	$15.24	$13.76
End of period	$17.65	$20.84	$17.20	$15.96	$15.47	$15.24
Accumulation units outstanding at the end of period	28,213	32,777	22,647	6,102	10,964	3,237

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$9.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,013	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.69	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	183,927	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$9.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,972	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.97	$28.99	$24.55	$25.66	$23.89	$18.27
End of period	$28.65	$32.97	$28.99	$24.55	$25.66	$23.89
Accumulation units outstanding at the end of period	350,805	408,024	403,111	174,625	179,188	79,438

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$22.44	$18.84	$17.20	$17.35	$15.61	$12.06
End of period	$20.99	$22.44	$18.84	$17.20	$17.35	$15.61
Accumulation units outstanding at the end of period	1,869,160	2,009,812	1,570,279	626,509	648,640	266,549

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.84	$19.59	$14.83	$15.89	$15.61	$11.60
End of period	$14.27	$18.84	$19.59	$14.83	$15.89	$15.61
Accumulation units outstanding at the end of period	113,606	140,859	140,226	28,624	37,965	25,126

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.64	$25.81	$20.86	$22.23	$21.61	$15.87
End of period	$25.64	$28.64	$25.81	$20.86	$22.23	$21.61
Accumulation units outstanding at the end of period	311,874	328,470	324,903	135,528	143,953	65,479

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.37	$9.21	$7.58	$7.51	$7.23	$6.08
End of period	$8.68	$9.37	$9.21	$7.58	$7.51	$7.23
Accumulation units outstanding at the end of period	2,686	25,776	40,804	39,236	42,375	13,479

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.30	$20.07	$17.97	$20.08	$18.05	$13.83
End of period	$19.37	$22.30	$20.07	$17.97	$20.08	$18.05
Accumulation units outstanding at the end of period	189,771	167,686	212,348	118,386	117,625	89,248

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.20	$10.67	$10.25	$10.56	$10.24	$10.42
End of period	$10.73	$11.20	$10.67	$10.25	$10.56	$10.24
Accumulation units outstanding at the end of period	349,621	330,939	323,640	100,112	115,262	65,912

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$24.36	$18.20	$18.49	$18.12	$18.08	$14.57
End of period	$20.78	$24.36	$18.20	$18.49	$18.12	$18.08
Accumulation units outstanding at the end of period	184,833	233,081	143,306	71,075	70,118	49,746

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	$10.03	N/A	N/A	N/A	N/A	N/A
End of period	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	520,808	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.50	$10.94	$10.46	N/A	N/A	N/A
End of period	$11.02	$11.50	$10.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	119,890	112,411	63,955	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.37	$13.19	$12.76	$13.39	$13.19	$14.76
End of period	$12.85	$13.37	$13.19	$12.76	$13.39	$13.19
Accumulation units outstanding at the end of period	88,283	150,927	125,018	115,837	131,384	108,641

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.20	$11.07	$10.29	$10.60	$10.76	$10.49
End of period	$10.90	$11.20	$11.07	$10.29	$10.60	$10.76
Accumulation units outstanding at the end of period	607,815	456,768	472,295	251,122	307,958	176,313

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.75	$19.63	$17.06	$18.64	$18.94	$17.80
End of period	$19.32	$20.75	$19.63	$17.06	$18.64	$18.94
Accumulation units outstanding at the end of period	195,083	271,878	262,419	134,667	151,826	95,644

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.39	$18.46	$14.74	$16.30	$15.01	$10.82
End of period	$16.02	$20.39	$18.46	$14.74	$16.30	$15.01
Accumulation units outstanding at the end of period	83,749	95,489	97,850	20,744	20,083	12,842

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.63	$18.78	$14.63	$15.42	$14.82	$10.97
End of period	$16.97	$21.63	$18.78	$14.63	$15.42	$14.82
Accumulation units outstanding at the end of period	109,799	144,368	123,366	9,749	9,892	8,622

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.28	$15.88	$15.29	N/A	N/A	N/A
End of period	$15.81	$16.28	$15.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,155	73,900	53,284	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$34.19	$30.24	$25.29	$28.18	$25.48	$18.48
End of period	$28.86	$34.19	$30.24	$25.29	$28.18	$25.48
Accumulation units outstanding at the end of period	14,055	30,354	18,746	11,255	11,497	6,068

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.56	$19.89	$18.34	$19.65	$17.47	$12.37
End of period	$20.79	$22.56	$19.89	$18.34	$19.65	$17.47
Accumulation units outstanding at the end of period	662,212	629,310	547,133	162,257	152,188	45,764

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.89	$21.16	$20.36	$20.46	$18.91	$13.46
End of period	$23.81	$24.89	$21.16	$20.36	$20.46	$18.91
Accumulation units outstanding at the end of period	93,834	127,425	123,011	79,118	61,533	54,042

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$22.30	$20.25	$17.50	$17.68	$15.81	$12.30
End of period	$20.75	$22.30	$20.25	$17.50	$17.68	$15.81
Accumulation units outstanding at the end of period	510,551	579,005	510,929	201,981	209,524	153,348

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$22.35	$19.12	$18.47	$21.81	$18.79	$12.75
End of period	$20.70	$22.35	$19.12	$18.47	$21.81	$18.79
Accumulation units outstanding at the end of period	93,277	92,421	90,191	48,141	52,430	20,719

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.53	$20.24	$19.42	$19.80	$18.90	$13.78
End of period	$22.49	$24.53	$20.24	$19.42	$19.80	$18.90
Accumulation units outstanding at the end of period	287,467	245,994	199,558	116,753	125,035	93,309

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.97	$13.30	$12.88	$13.31	$13.12	$12.77
End of period	$13.41	$13.97	$13.30	$12.88	$13.31	$13.12
Accumulation units outstanding at the end of period	126,610	115,427	117,838	131,698	186,023	169,365

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$24.06	$20.22	$19.41	$19.79	$19.05	$15.81
End of period	$22.25	$24.06	$20.22	$19.41	$19.79	$19.05
Accumulation units outstanding at the end of period	287,974	454,855	668,397	353,070	351,660	249,451

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.28	$14.90	$14.36	$14.77	$14.45	$13.31
End of period	$15.46	$16.28	$14.90	$14.36	$14.77	$14.45
Accumulation units outstanding at the end of period	339,675	427,688	486,224	299,216	336,625	237,555

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.51	$18.86	$18.16	$18.62	$18.12	$15.91
End of period	$20.10	$21.51	$18.86	$18.16	$18.62	$18.12
Accumulation units outstanding at the end of period	433,238	620,056	959,767	659,234	723,934	650,437

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.65	$11.49	$9.91	N/A	N/A	N/A
End of period	$10.54	$12.65	$11.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,038	36,676	18,985	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$20.08	$18.39	$16.61	$18.31	$16.07	$10.78
End of period	$17.54	$20.08	$18.39	$16.61	$18.31	$16.07
Accumulation units outstanding at the end of period	56,080	99,357	83,280	48,020	59,216	28,295

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$14.16	N/A	N/A	N/A	N/A	N/A
End of period	$13.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	687,951	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$67.86	$51.65	$51.80	$47.59	$44.53	$32.66
End of period	$65.76	$67.86	$51.65	$51.80	$47.59	$44.53
Accumulation units outstanding at the end of period	590,207	402,603	159,057	58,836	53,169	31,025

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$100.57	$82.18	$78.80	$75.28	$67.87	$50.57
End of period	$96.44	$100.57	$82.18	$78.80	$75.28	$67.87
Accumulation units outstanding at the end of period	273,408	222,708	125,164	43,560	42,547	27,693

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.92	$9.98	$10.00	$10.14	$10.27	$10.44
End of period	$9.86	$9.92	$9.98	$10.00	$10.14	$10.27
Accumulation units outstanding at the end of period	457,017	556,817	446,223	178,200	212,060	156,657

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$29.77	$25.50	$23.40	$24.25	$21.78	$14.98
End of period	$26.46	$29.77	$25.50	$23.40	$24.25	$21.78
Accumulation units outstanding at the end of period	152,754	226,095	154,230	77,908	75,389	45,916

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	$20.10	N/A	N/A	N/A	N/A	N/A
End of period	$17.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,668	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$10.81	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	222,042	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	$10.61	N/A	N/A	N/A	N/A	N/A
End of period	$9.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,573	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	$9.99	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,734	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$9.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,686	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$8.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	285,859	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$8.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,486	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$9.55	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,255	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,870	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$10.72	N/A	N/A	N/A	N/A	N/A
End of period	$9.72	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	196,633	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.68	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	133,667	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$36.53	$32.25	$28.92	$30.36	$27.74	$21.53
End of period	$32.21	$36.53	$32.25	$28.92	$30.36	$27.74
Accumulation units outstanding at the end of period	40,629	57,062	65,722	29,553	29,870	14,377

Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$13.01	$11.64	$11.40	$11.77	$11.76	$10.48
End of period	$11.80	$13.01	$11.64	$11.40	$11.77	$11.76
Accumulation units outstanding at the end of period	—	417	455	—	537	562

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.04	$8.43	$6.79	$9.06	$10.76	$10.01
End of period	$6.53	$8.04	$8.43	$6.79	$9.06	$10.76
Accumulation units outstanding at the end of period	—	709	619	—	679	617

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$51.48	$39.23	$39.77	N/A	N/A	N/A
End of period	$51.51	$51.48	$39.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	106	136	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.24	$18.58	$18.42	$18.68	$18.30	$19.02
End of period	$18.80	$19.24	$18.58	$18.42	$18.68	$18.30
Accumulation units outstanding at the end of period	—	374	379	—	455	470

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.11	$15.81	$15.71	$16.16	$14.30	$14.17
End of period	$15.73	$17.11	$15.81	$15.71	$16.16	$14.30
Accumulation units outstanding at the end of period	—	212	229	—	264	304

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.61	$25.76	$23.52	$24.39	$23.00	$16.76
End of period	$28.21	$31.61	$25.76	$23.52	$24.39	$23.00
Accumulation units outstanding at the end of period	—	170	206	—	267	293

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$24.00	$19.83	$19.05	$19.44	$18.57	$15.04
End of period	$21.99	$24.00	$19.83	$19.05	$19.44	$18.57
Accumulation units outstanding at the end of period	—	151	179	—	219	240

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.845%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.43	$12.39	$11.74	$12.20	$11.83	$9.82
End of period	$12.88	$14.43	$12.39	$11.74	$12.20	$11.83
Accumulation units outstanding at the end of period	—	—	97,354	104,258	106,961	108,254

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.13	$8.33	N/A	N/A	N/A	N/A
End of period	$9.26	$11.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,617	6,702	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$19.25	$15.68	N/A	N/A	N/A	N/A
End of period	$16.26	$19.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,289	3,566	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.21	$28.36	N/A	N/A	N/A	N/A
End of period	$27.95	$32.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,155	5,185	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.93	$18.43	N/A	N/A	N/A	N/A
End of period	$20.48	$21.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,559	12,278	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.97	$25.25	N/A	N/A	N/A	N/A
End of period	$25.01	$27.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,210	3,152	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$23.84	$19.70	N/A	N/A	N/A	N/A
End of period	$21.83	$23.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,630	28,619	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$44.39	$35.54	$34.24	N/A	N/A	N/A
End of period	$42.68	$44.39	$35.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,037	2,283	2,384	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.01	$8.40	$6.76	N/A	N/A	N/A
End of period	$6.50	$8.01	$8.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,788	3,620	2,887	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$51.02	$38.89	$39.44	N/A	N/A	N/A
End of period	$51.02	$51.02	$38.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,278	1,396	1,565	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.68	$13.61	$12.31	N/A	N/A	N/A
End of period	$13.49	$14.68	$13.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,180	4,405	4,550	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.51	$32.01	$25.63	N/A	N/A	N/A
End of period	$23.83	$30.51	$32.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,629	4,772	3,839	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.84	$13.04	$13.53	N/A	N/A	N/A
End of period	$13.25	$15.84	$13.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,068	5,176	5,873	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$28.67	$23.81	$25.22	N/A	N/A	N/A
End of period	$29.53	$28.67	$23.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,790	4,807	5,098	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.99	$11.95	$10.74	N/A	N/A	N/A
End of period	$15.57	$15.99	$11.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,282	9,211	10,250	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$28.48	$21.96	$20.73	N/A	N/A	N/A
End of period	$27.78	$28.48	$21.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,327	2,509	2,781	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$32.18	$28.34	$24.03	N/A	N/A	N/A
End of period	$27.93	$32.18	$28.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,484	4,421	4,354	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.91	$18.42	$16.85	N/A	N/A	N/A
End of period	$20.46	$21.91	$18.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,994	13,040	13,372	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.95	$25.23	$20.42	N/A	N/A	N/A
End of period	$24.99	$27.95	$25.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,402	2,553	2,474	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.89	N/A	N/A	N/A	N/A	N/A
End of period	$18.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,327	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.86%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.25	$9.80	$9.76	$10.38	$10.45	$10.97
End of period	$9.90	$10.25	$9.80	$9.76	$10.38	$10.45
Accumulation units outstanding at the end of period	1,440	1,474	1,507	1,540	1,572	1,603

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.15	$10.39	$10.09	$10.66	$11.83	$10.87
End of period	$11.05	$13.15	$10.39	$10.09	$10.66	$11.83
Accumulation units outstanding at the end of period	83	147	159	167	161	154

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.97	$11.60	$11.37	$11.74	$11.74	$10.47
End of period	$11.76	$12.97	$11.60	$11.37	$11.74	$11.74
Accumulation units outstanding at the end of period	1,966	2,138	2,168	2,197	2,273	2,293

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.00	$8.39	$6.76	$9.03	$10.72	$9.98
End of period	$6.49	$8.00	$8.39	$6.76	$9.03	$10.72
Accumulation units outstanding at the end of period	710	963	846	841	657	629

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$50.90	$38.81	$39.36	N/A	N/A	N/A
End of period	$50.90	$50.90	$38.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34	77	87	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$31.11	$26.36	$23.55	$24.51	$22.73	$17.14
End of period	$28.16	$31.11	$26.36	$23.55	$24.51	$22.73
Accumulation units outstanding at the end of period	30	65	68	70	75	81

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.05	$18.41	$18.26	$18.53	$18.15	$18.88
End of period	$18.61	$19.05	$18.41	$18.26	$18.53	$18.15
Accumulation units outstanding at the end of period	843	863	882	902	921	938

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$13.07	$11.92	$10.70	$11.62	$11.53	$9.48
End of period	$11.62	$13.07	$11.92	$10.70	$11.62	$11.53
Accumulation units outstanding at the end of period	1,724	1,764	1,803	1,844	1,882	1,918

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.00	$15.72	$15.63	$16.08	$14.24	$14.12
End of period	$15.62	$17.00	$15.72	$15.63	$16.08	$14.24
Accumulation units outstanding at the end of period	596	610	624	638	651	663

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.12	$8.32	$7.70	$9.26	$9.79	$10.41
End of period	$9.25	$11.12	$8.32	$7.70	$9.26	$9.79
Accumulation units outstanding at the end of period	338	325	361	354	327	331

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$28.44	$21.94	N/A	N/A	N/A	N/A
End of period	$27.74	$28.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,184	1,330	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.10	$10.59	$10.19	$10.51	$10.21	$10.41
End of period	$10.62	$11.10	$10.59	$10.19	$10.51	$10.21
Accumulation units outstanding at the end of period	2,312	2,366	2,418	2,472	2,524	2,572

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.72	$17.75	N/A	N/A	N/A	N/A
End of period	$20.20	$23.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,699	1,652	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.08	$10.97	$10.21	$10.54	$10.71	$10.46
End of period	$10.76	$11.08	$10.97	$10.21	$10.54	$10.71
Accumulation units outstanding at the end of period	768	786	804	822	839	855

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.02	$18.97	$16.52	$18.07	$18.39	$17.31
End of period	$18.61	$20.02	$18.97	$16.52	$18.07	$18.39
Accumulation units outstanding at the end of period	475	486	497	508	518	528

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.20	$19.60	$18.11	$19.43	$17.30	$12.27
End of period	$20.42	$22.20	$19.60	$18.11	$19.43	$17.30
Accumulation units outstanding at the end of period	3,925	4,017	4,107	4,198	4,285	4,367

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.94	$19.96	$17.27	$17.48	$15.66	$12.20
End of period	$20.39	$21.94	$19.96	$17.27	$17.48	$15.66
Accumulation units outstanding at the end of period	160	165	156	180	204	210

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$23.76	$19.64	$18.88	$19.28	$18.43	$14.93
End of period	$21.76	$23.76	$19.64	$18.88	$19.28	$18.43
Accumulation units outstanding at the end of period	224	316	335	331	370	381

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.94	$14.61	N/A	N/A	N/A	N/A
End of period	$15.11	$15.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,474	2,390	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.76	$18.13	$16.40	$18.11	$15.92	$10.69
End of period	$17.23	$19.76	$18.13	$16.40	$18.11	$15.92
Accumulation units outstanding at the end of period	—	—	2,124	2,329	4,644	7,028

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.62	$16.26	$15.92	$16.58	$16.59	$15.33
End of period	$16.21	$17.62	$16.26	$15.92	$16.58	$16.59
Accumulation units outstanding at the end of period	—	—	3,327	—	5,752	8,076

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.21	$12.65	$12.03	$12.49	$12.09	$10.52
End of period	$13.01	$14.21	$12.65	$12.03	$12.49	$12.09
Accumulation units outstanding at the end of period	—	9,885	9,978	—	10,172	10,260

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.50	$34.86	N/A	N/A	N/A	N/A
End of period	$41.78	$43.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	726	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.60	$17.24	$15.82	N/A	N/A	N/A
End of period	$19.77	$20.60	$17.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	729	3,700	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.89	$11.54	$11.32	$11.70	$11.71	$10.45
End of period	$11.67	$12.89	$11.54	$11.32	$11.70	$11.71
Accumulation units outstanding at the end of period	—	1,127	1,169	—	6,101	6,735

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.66	$11.64	N/A	N/A	N/A	N/A
End of period	$11.86	$14.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,155	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.11	$12.03	$11.83	$13.28	$14.11	$11.64
End of period	$11.72	$13.11	$12.03	$11.83	$13.28	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	5,421	6,101

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.75	$13.68	$12.22	N/A	N/A	N/A
End of period	$13.84	$14.75	$13.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,656	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.82	$15.56	$15.49	$15.95	$14.14	$14.03
End of period	$15.44	$16.82	$15.56	$15.49	$15.95	$14.14
Accumulation units outstanding at the end of period	—	—	—	—	632	638

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.61	$17.06	N/A	N/A	N/A	N/A
End of period	$17.17	$20.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,484	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$15.27	$13.50	$12.30	$12.73	$12.33	$10.16
End of period	$13.80	$15.27	$13.50	$12.30	$12.73	$12.33
Accumulation units outstanding at the end of period	—	6,105	6,248	—	7,982	7,058

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.32	$17.72	$16.11	$16.93	$15.51	$12.01
End of period	$17.99	$20.32	$17.72	$16.11	$16.93	$15.51
Accumulation units outstanding at the end of period	—	757	844	—	4,814	4,381

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.62	$19.51	N/A	N/A	N/A	N/A
End of period	$18.73	$21.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,292	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$11.05	$10.55	$10.16	$10.49	$10.19	$10.40
End of period	$10.56	$11.05	$10.55	$10.16	$10.49	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	1,760	1,777

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.02	$12.87	$12.48	$13.13	$12.96	$14.55
End of period	$12.48	$13.02	$12.87	$12.48	$13.13	$12.96
Accumulation units outstanding at the end of period	—	—	—	—	1,345	1,358

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.01	$10.91	$10.17	$10.50	$10.68	$10.44
End of period	$10.69	$11.01	$10.91	$10.17	$10.50	$10.68
Accumulation units outstanding at the end of period	—	—	—	—	1,737	1,753

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.77	$18.75	$16.33	$17.89	$18.21	$17.16
End of period	$18.35	$19.77	$18.75	$16.33	$17.89	$18.21
Accumulation units outstanding at the end of period	—	—	—	—	1,065	1,074

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$22.01	$19.45	$17.98	$19.31	$17.21	N/A
End of period	$20.23	$22.01	$19.45	$17.98	$19.31	N/A
Accumulation units outstanding at the end of period	—	706	3,266	—	1,747	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$23.37	$19.33	$18.59	$19.00	$18.18	$14.74
End of period	$21.38	$23.37	$19.33	$18.59	$19.00	$18.18
Accumulation units outstanding at the end of period	—	—	10,429	—	10,716	10,842

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.49	$18.01	$17.39	$17.87	$17.43	$15.34
End of period	$19.11	$20.49	$18.01	$17.39	$17.87	$17.43
Accumulation units outstanding at the end of period	—	3,724	3,793	—	3,815	3,835

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$12.54	$11.42	$9.87	N/A	N/A	N/A
End of period	$10.42	$12.54	$11.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	4,591	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$64.20	$48.98	$49.24	$45.36	$42.54	$31.28
End of period	$62.06	$64.20	$48.98	$49.24	$45.36	$42.54
Accumulation units outstanding at the end of period	—	1,166	—	—	549	554

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$95.15	$77.94	N/A	N/A	N/A	N/A
End of period	$91.02	$95.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	323	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.64	$9.72	$9.77	$9.93	$10.08	$10.27
End of period	$9.56	$9.64	$9.72	$9.77	$9.93	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	895	903

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.50	$24.48	$22.52	$23.39	$21.06	$15.66
End of period	$25.27	$28.50	$24.48	$22.52	$23.39	$21.06
Accumulation units outstanding at the end of period	—	—	—	—	1,058	1,068

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$35.19	$31.14	N/A	N/A	N/A	N/A
End of period	$30.95	$35.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,791	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.982%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.69	$12.84	$12.39	$12.83	$13.02	$12.65
End of period	$13.70	$14.69	$12.84	$12.39	$12.83	$13.02
Accumulation units outstanding at the end of period	38,923	39,631	40,367	41,155	41,912	39,511

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.31	$17.77	$15.31	$16.16	$14.33	$11.04
End of period	$18.12	$20.31	$17.77	$15.31	$16.16	$14.33
Accumulation units outstanding at the end of period	30,793	31,353	31,935	32,559	33,158	37,454

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.54	$17.19	$15.79	$15.94	$14.76	$13.70
End of period	$19.70	$20.54	$17.19	$15.79	$15.94	$14.76
Accumulation units outstanding at the end of period	30,026	30,572	31,140	31,748	32,332	36,505

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.68	$13.62	$12.17	$13.40	$13.25	$11.85
End of period	$13.77	$14.68	$13.62	$12.17	$13.40	$13.25
Accumulation units outstanding at the end of period	38,356	39,054	39,780	40,556	41,302	39,063

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.24	$17.41	$17.74	$17.43	$17.45	$16.59
End of period	$19.77	$23.24	$17.41	$17.74	$17.43	$17.45
Accumulation units outstanding at the end of period	407	414	422	430	438	12,055

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.31	$24.33	$22.39	$23.26	$20.96	$19.61
End of period	$25.10	$28.31	$24.33	$22.39	$23.26	$20.96
Accumulation units outstanding at the end of period	20,984	21,365	21,762	22,187	22,595	25,499

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.98	$30.97	$27.85	$29.33	$26.87	$25.31
End of period	$30.76	$34.98	$30.97	$27.85	$29.33	$26.87
Accumulation units outstanding at the end of period	7,213	7,345	7,481	7,627	7,767	7,903

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.55	$16.20	$15.87	$16.53	$16.55	$15.30
End of period	$16.13	$17.55	$16.20	$15.87	$16.53	$16.55
Accumulation units outstanding at the end of period	921	930	939	949	958	966

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.00	$34.48	$33.26	$35.59	$35.32	$27.62
End of period	$41.28	$43.00	$34.48	$33.26	$35.59	$35.32
Accumulation units outstanding at the end of period	618	684	778	771	1,091	1,090

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.56	$18.89	$15.57	$17.53	$17.86	$13.56
End of period	$17.18	$20.56	$18.89	$15.57	$17.53	$17.86
Accumulation units outstanding at the end of period	1,231	1,259	1,299	1,378	1,383	1,338

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.66	N/A	N/A	N/A	N/A	N/A
End of period	$13.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	767	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.29	$17.75	$15.30	$16.15	$14.33	$11.04
End of period	$18.10	$20.29	$17.75	$15.30	$16.15	$14.33
Accumulation units outstanding at the end of period	732	828	836	845	852	860

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.52	$17.18	$15.78	$15.93	$14.75	$11.32
End of period	$19.68	$20.52	$17.18	$15.78	$15.93	$14.75
Accumulation units outstanding at the end of period	719	813	821	829	837	844

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.20	$11.00	$10.89	$11.67	$12.28	$10.34
End of period	$12.03	$14.20	$11.00	$10.89	$11.67	$12.28
Accumulation units outstanding at the end of period	1,982	1,890	2,219	2,116	2,048	2,001

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.87	$12.23	$11.62	$11.87	N/A	N/A
End of period	$12.97	$13.87	$12.23	$11.62	N/A	N/A
Accumulation units outstanding at the end of period	—	821	865	880	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.84	$11.51	$11.29	$11.67	$11.69	$10.44
End of period	$11.63	$12.84	$11.51	$11.29	$11.67	$11.69
Accumulation units outstanding at the end of period	30,533	32,096	33,556	29,461	30,156	30,792

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.54	$17.95	$17.82	$18.11	$17.77	$18.51
End of period	$18.09	$18.54	$17.95	$17.82	$18.11	$17.77
Accumulation units outstanding at the end of period	10,190	10,285	10,121	7,714	7,962	7,860

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.05	$11.99	$11.80	$13.25	$14.08	$11.62
End of period	$11.67	$13.05	$11.99	$11.80	$13.25	$14.08
Accumulation units outstanding at the end of period	6,841	6,959	7,099	1,840	2,005	2,039

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.88	$11.76	$10.57	$11.50	$11.42	$9.40
End of period	$11.43	$12.88	$11.76	$10.57	$11.50	$11.42
Accumulation units outstanding at the end of period	872	986	996	1,006	1,015	1,024

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.17	$11.00	$10.81	$11.50	$11.79	$11.61
End of period	$11.03	$11.17	$11.00	$10.81	$11.50	$11.79
Accumulation units outstanding at the end of period	1,069	1,111	1,129	1,073	1,037	1,007

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.66	$13.60	$12.16	$13.39	$13.24	$11.84
End of period	$13.75	$14.66	$13.60	$12.16	$13.39	$13.24
Accumulation units outstanding at the end of period	4,034	4,170	4,221	807	815	822

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.14	$9.36	$9.66	$9.50	N/A	N/A
End of period	$9.55	$12.14	$9.36	$9.66	N/A	N/A
Accumulation units outstanding at the end of period	924	—	1,044	1,063	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.92	$22.70	$22.68	$23.05	$22.31	$23.00
End of period	$22.11	$22.92	$22.70	$22.68	$23.05	$22.31
Accumulation units outstanding at the end of period	541	547	512	508	527	524

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.98	N/A	N/A	N/A	N/A	N/A
End of period	$8.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,155	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.71	$15.47	$15.41	$15.87	$14.08	$13.97
End of period	$15.33	$16.71	$15.47	$15.41	$15.87	$14.08
Accumulation units outstanding at the end of period	2,251	2,354	2,377	2,303	2,408	2,489

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.38	$16.88	$17.43	$18.14	$18.47	$15.83
End of period	$16.97	$20.38	$16.88	$17.43	$18.14	$18.47
Accumulation units outstanding at the end of period	529	598	604	610	616	621

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.68	$25.05	$22.91	$23.80	$22.49	$16.42
End of period	$27.33	$30.68	$25.05	$22.91	$23.80	$22.49
Accumulation units outstanding at the end of period	2,794	2,498	2,986	686	285	284

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$45.39	$35.79	$36.32	$35.97	N/A	N/A
End of period	$42.27	$45.39	$35.79	$36.32	N/A	N/A
Accumulation units outstanding at the end of period	235	—	278	283	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$26.37	$22.03	$21.17	$20.39	$18.77	$13.57
End of period	$25.53	$26.37	$22.03	$21.17	$20.39	$18.77
Accumulation units outstanding at the end of period	211	256	746	749	880	898

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.02	$8.26	N/A	N/A	N/A	N/A
End of period	$9.16	$11.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,170	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.70	$31.21	$25.03	$33.27	$37.86	$30.82
End of period	$23.16	$29.70	$31.21	$25.03	$33.27	$37.86
Accumulation units outstanding at the end of period	—	—	—	—	260	264

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.63	$12.89	$13.39	$13.93	N/A	N/A
End of period	$13.05	$15.63	$12.89	$13.39	N/A	N/A
Accumulation units outstanding at the end of period	272	294	318	344	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.23	$13.02	$10.70	$11.04	$9.96	$7.62
End of period	$12.85	$15.23	$13.02	$10.70	$11.04	$9.96
Accumulation units outstanding at the end of period	1,668	1,744	2,278	2,287	2,537	2,589

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.91	$23.22	$24.62	$23.57	$19.22	$13.91
End of period	$28.71	$27.91	$23.22	$24.62	$23.57	$19.22
Accumulation units outstanding at the end of period	1,210	1,304	1,359	1,373	1,598	1,723

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$20.19	$17.61	$16.02	$16.85	$15.44	$11.96
End of period	$17.86	$20.19	$17.61	$16.02	$16.85	$15.44
Accumulation units outstanding at the end of period	587	593	598	604	610	615

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.94	$21.58	$20.39	$20.51	$17.67	$12.77
End of period	$27.21	$27.94	$21.58	$20.39	$20.51	$17.67
Accumulation units outstanding at the end of period	639	712	784	840	914	963

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.45	$27.73	$23.55	$24.69	N/A	N/A
End of period	$27.25	$31.45	$27.73	$23.55	N/A	N/A
Accumulation units outstanding at the end of period	287	669	328	353	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.41	$18.03	$16.51	$16.70	$15.07	$11.67
End of period	$19.96	$21.41	$18.03	$16.51	$16.70	$15.07
Accumulation units outstanding at the end of period	493	527	564	606	647	660

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.26	$19.04	$14.45	$15.53	$15.31	$11.41
End of period	$13.78	$18.26	$19.04	$14.45	$15.53	$15.31
Accumulation units outstanding at the end of period	2,308	2,980	2,578	2,832	3,676	3,870

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.31	$24.69	N/A	N/A	N/A	N/A
End of period	$24.38	$27.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	416	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.88	$8.75	$7.22	$7.17	$6.93	$5.84
End of period	$8.19	$8.88	$8.75	$7.22	$7.17	$6.93
Accumulation units outstanding at the end of period	659	693	738	829	887	896

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.49	$19.39	$17.42	$19.52	$17.60	$13.53
End of period	$18.60	$21.49	$19.39	$17.42	$19.52	$17.60
Accumulation units outstanding at the end of period	2,213	2,271	2,350	2,437	2,468	2,636

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.19	$17.37	$17.71	$17.40	$17.42	$14.08
End of period	$19.73	$23.19	$17.37	$17.71	$17.40	$17.42
Accumulation units outstanding at the end of period	3,872	3,511	4,114	1,244	680	686

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.95	$12.81	$12.42	$13.08	$12.92	$14.50
End of period	$12.41	$12.95	$12.81	$12.42	$13.08	$12.92
Accumulation units outstanding at the end of period	1,605	1,660	1,718	1,783	1,846	1,871

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.98	$10.88	$10.14	$10.48	$10.67	$10.43
End of period	$10.65	$10.98	$10.88	$10.14	$10.48	$10.67
Accumulation units outstanding at the end of period	4,512	4,605	4,701	724	773	788

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.57	$18.57	$16.19	$17.74	$18.07	$17.04
End of period	$18.16	$19.57	$18.57	$16.19	$17.74	$18.07
Accumulation units outstanding at the end of period	3,292	3,349	3,357	3,555	3,494	3,441

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.02	$18.30	N/A	N/A	N/A	N/A
End of period	$16.44	$21.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	554	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$31.98	$28.37	$23.80	$26.59	$24.11	$17.54
End of period	$26.92	$31.98	$28.37	$23.80	$26.59	$24.11
Accumulation units outstanding at the end of period	2,001	2,039	2,103	2,316	2,298	2,484

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.90	$19.37	$17.91	$19.24	$17.16	$12.19
End of period	$20.12	$21.90	$19.37	$17.91	$19.24	$17.16
Accumulation units outstanding at the end of period	6,084	6,729	7,675	7,854	5,051	5,393

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$24.16	$20.60	$19.88	$20.04	$18.58	$13.26
End of period	$23.04	$24.16	$20.60	$19.88	$20.04	$18.58
Accumulation units outstanding at the end of period	233	777	791	787	871	884

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.64	$19.72	$17.08	$17.31	$15.53	$12.11
End of period	$20.09	$21.64	$19.72	$17.08	$17.31	$15.53
Accumulation units outstanding at the end of period	3,891	4,636	4,232	5,024	5,554	5,823

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.70	$18.61	$18.04	$21.36	$18.46	$12.56
End of period	$20.03	$21.70	$18.61	$18.04	$21.36	$18.46
Accumulation units outstanding at the end of period	—	—	—	—	556	564

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.43	$12.82	$12.46	$12.91	$12.77	$12.47
End of period	$12.86	$13.43	$12.82	$12.46	$12.91	$12.77
Accumulation units outstanding at the end of period	672	1,557	1,580	1,602	782	789

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.29	$17.84	$17.24	$17.72	N/A	N/A
End of period	$18.91	$20.29	$17.84	$17.24	N/A	N/A
Accumulation units outstanding at the end of period	254	275	297	322	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.49	$17.91	$16.22	$17.93	$15.79	$10.62
End of period	$16.97	$19.49	$17.91	$16.22	$17.93	$15.79
Accumulation units outstanding at the end of period	—	—	—	—	652	662

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$63.48	$48.46	$48.74	$44.91	$42.15	$31.01
End of period	$61.33	$63.48	$48.46	$48.74	$44.91	$42.15
Accumulation units outstanding at the end of period	459	322	357	375	416	429

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$94.07	$77.09	N/A	N/A	N/A	N/A
End of period	$89.94	$94.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	570	578	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.59	$9.67	$9.72	$9.89	$10.04	$10.24
End of period	$9.50	$9.59	$9.67	$9.72	$9.89	$10.04
Accumulation units outstanding at the end of period	8,534	8,693	8,480	4,301	4,437	4,298

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A
End of period	$8.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,033	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.58	$11.41	$10.77	$11.28	$10.96	N/A
End of period	$11.91	$13.58	$11.41	$10.77	$11.28	N/A
Accumulation units outstanding at the end of period	—	—	10,214	10,320	261	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.19	$12.20	$11.58	$12.05	$11.70	$9.73
End of period	$12.64	$14.19	$12.20	$11.58	$12.05	$11.70
Accumulation units outstanding at the end of period	—	—	12,583	12,714	12,833	5,926

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$18.06	$16.11	$15.50	$16.17	$16.14	$14.46
End of period	$16.47	$18.06	$16.11	$15.50	$16.17	$16.14
Accumulation units outstanding at the end of period	—	—	3,465	3,548	3,005	3,006

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$43.00	$34.48	$33.26	N/A	N/A	N/A
End of period	$41.28	$43.00	$34.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	305	38	40	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.55	$18.88	$15.56	$17.53	$17.85	$13.55
End of period	$17.17	$20.55	$18.88	$15.56	$17.53	$17.85
Accumulation units outstanding at the end of period	—	—	1,175	1,195	1,069	1,084

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.65	N/A	N/A	N/A	N/A	N/A
End of period	$13.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,750	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.29	$17.75	$15.30	$16.14	$14.32	$11.03
End of period	$18.09	$20.29	$17.75	$15.30	$16.14	$14.32
Accumulation units outstanding at the end of period	5,523	4,437	1,632	743	1,926	2,303

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.14	$9.71	$9.68	N/A	N/A	N/A
End of period	$9.78	$10.14	$9.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,747	2,016	2,035	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.11	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	917	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.25	$12.90	$12.25	N/A	N/A	N/A
End of period	$14.14	$15.25	$12.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,657	4,671	15,608	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.52	$17.17	$15.77	N/A	N/A	N/A
End of period	$19.67	$20.52	$17.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,110	6,281	2,501	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.19	$11.00	$10.88	N/A	N/A	N/A
End of period	$12.03	$14.19	$11.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,463	3,710	3,756	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$13.01	$10.30	$10.01	N/A	N/A	N/A
End of period	$10.92	$13.01	$10.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,097	1,939	1,959	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.84	$11.50	$11.29	$11.67	$11.69	$10.43
End of period	$11.62	$12.84	$11.50	$11.29	$11.67	$11.69
Accumulation units outstanding at the end of period	19,295	15,059	27,083	12,679	13,002	10,939

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.88	$8.28	$6.67	N/A	N/A	N/A
End of period	$6.39	$7.88	$8.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,170	3,669	3,097	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$49.32	$37.65	$38.24	N/A	N/A	N/A
End of period	$49.25	$49.32	$37.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	938	1,062	1,150	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.50	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	702	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.79	N/A	N/A	N/A	N/A	N/A
End of period	$10.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	391	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.55	$13.50	$12.24	N/A	N/A	N/A
End of period	$13.35	$14.55	$13.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	272	155	164	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$13.05	$11.99	$11.79	$13.24	$14.08	$11.62
End of period	$11.66	$13.05	$11.99	$11.79	$13.24	$14.08
Accumulation units outstanding at the end of period	—	—	1,532	2,004	2,639	2,912

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.87	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,200	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.93	$10.35	$9.55	$10.41	$10.88	$8.52
End of period	$9.96	$11.93	$10.35	$9.55	$10.41	$10.88
Accumulation units outstanding at the end of period	2,344	2,250	6,712	5,425	4,626	4,634

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.16	$10.99	$10.8	N/A	N/A	N/A
End of period	$11.02	$11.16	$10.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,763	1,781	1,798	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.65	N/A	N/A	N/A	N/A	N/A
End of period	$13.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,494	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.14	$9.36	$9.66	N/A	N/A	N/A
End of period	$9.54	$12.14	$9.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,304	2,813	2,902	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.08	$12.35	$10.89	N/A	N/A	N/A
End of period	$11.67	$13.08	$12.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	830	784	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.90	$22.67	$22.65	N/A	N/A	N/A
End of period	$22.08	$22.90	$22.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,535	4,589	4,029	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.98	$6.68	$7.06	N/A	N/A	N/A
End of period	$8.10	$9.98	$6.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,878	3,925	4,343	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	$10.33	N/A	N/A	N/A	N/A	N/A
End of period	$9.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,157	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.70	$15.46	$15.40	$15.86	$14.07	$13.97
End of period	$15.32	$16.70	$15.46	$15.40	$15.86	$14.07
Accumulation units outstanding at the end of period	1,211	80	1,416	1,354	1,222	1,239

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.36	$16.86	$17.41	N/A	N/A	N/A
End of period	$16.95	$20.36	$16.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	919	130	137	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.66	$25.03	$22.9	N/A	N/A	N/A
End of period	$27.31	$30.66	$25.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,747	8,742	5,815	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$45.34	$35.75	$36.28	$35.93	$32.97	$23.68
End of period	$42.22	$45.34	$35.75	$36.28	$35.93	$32.97
Accumulation units outstanding at the end of period	3,549	2,894	3,604	646	588	596

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.29	$18.20	$18.3	N/A	N/A	N/A
End of period	$18.00	$18.29	$18.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,059	1,070	1,080	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$14.09	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	320	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$26.34	N/A	N/A	N/A	N/A	N/A
End of period	$25.50	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	519	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$19.11	$15.27	$13.45	N/A	N/A	N/A
End of period	$17.98	$19.11	$15.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,930	1,984	2,086	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$11.02	$8.26	$7.65	$9.22	$9.76	$10.39
End of period	$9.15	$11.02	$8.26	$7.65	$9.22	$9.76
Accumulation units outstanding at the end of period	1,640	1,510	5,527	3,988	3,523	3,571

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.67	$31.19	$25.01	$33.25	$37.84	$30.80
End of period	$23.14	$29.67	$31.19	$25.01	$33.25	$37.84
Accumulation units outstanding at the end of period	4,998	5,287	5,051	740	957	1,054

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.62	$12.88	$13.39	$13.93	$14.71	$11.49
End of period	$13.05	$15.62	$12.88	$13.39	$13.93	$14.71
Accumulation units outstanding at the end of period	8,630	8,390	10,042	1,424	1,274	1,291

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.21	$13.01	$10.69	$11.03	$9.95	$7.62
End of period	$12.84	$15.21	$13.01	$10.69	$11.03	$9.95
Accumulation units outstanding at the end of period	6,426	6,346	8,455	2,123	1,925	1,951

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.88	$23.20	$24.60	$23.55	$19.20	$13.90
End of period	$28.68	$27.88	$23.20	$24.60	$23.55	$19.20
Accumulation units outstanding at the end of period	5,972	5,826	7,905	2,162	1,993	2,020

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.54	$11.63	$10.47	$10.23	$8.66	$7.00
End of period	$15.12	$15.54	$11.63	$10.47	$10.23	$8.66
Accumulation units outstanding at the end of period	9,208	11,704	14,801	2,465	2,266	2,297

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.92	$21.56	$20.38	$20.49	$17.65	$12.76
End of period	$27.19	$27.92	$21.56	$20.38	$20.49	$17.65
Accumulation units outstanding at the end of period	5,241	6,048	8,864	2,437	2,234	2,264

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.27	$16.78	$15.62	N/A	N/A	N/A
End of period	$17.11	$20.27	$16.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	878	892	906	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.42	$27.71	$23.54	$24.67	$23.04	$17.68
End of period	$27.23	$31.42	$27.71	$23.54	$24.67	$23.04
Accumulation units outstanding at the end of period	4,209	4,205	5,091	905	821	832

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$21.39	$18.01	$16.50	$16.69	$15.06	$11.67
End of period	$19.94	$21.39	$18.01	$16.50	$16.69	$15.06
Accumulation units outstanding at the end of period	30,365	27,409	29,258	1,404	1,278	1,295

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.29	$24.67	$20	N/A	N/A	N/A
End of period	$24.36	$27.29	$24.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	145	449	427	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.47	N/A	N/A	N/A	N/A	N/A
End of period	$18.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,751	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$23.17	N/A	N/A	N/A	N/A	N/A
End of period	$19.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,276	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.55	$18.56	$16.17	N/A	N/A	N/A
End of period	$18.15	$19.55	$18.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,910	1,905	1,826	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.81	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	242	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$21.01	N/A	N/A	N/A	N/A	N/A
End of period	$16.44	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,457	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.89	$19.36	$17.9	N/A	N/A	N/A
End of period	$20.11	$21.89	$19.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	493	501	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.63	$19.71	$17.08	$17.30	$15.53	$12.11
End of period	$20.08	$21.63	$19.71	$17.08	$17.30	$15.53
Accumulation units outstanding at the end of period	855	—	70	661	1,714	2,050

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.42	$12.82	N/A	N/A	N/A	N/A
End of period	$12.85	$13.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,520	11,808	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.68	$19.11	$18.41	N/A	N/A	N/A
End of period	$20.91	$22.68	$19.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,734	3,397	3,546	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.65	$14.36	$13.88	N/A	N/A	N/A
End of period	$14.81	$15.65	$14.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,205	4,218	4,230	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	$13.98	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,681	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$63.40	$48.41	$48.69	N/A	N/A	N/A
End of period	$61.26	$63.40	$48.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,118	9,119	5,218	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$93.97	$77.02	$74.07	N/A	N/A	N/A
End of period	$89.84	$93.97	$77.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,808	2,695	1,333	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.58	$9.66	$9.72	N/A	N/A	N/A
End of period	$9.49	$9.58	$9.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,237	990	1,024	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.23	$24.26	$22.33	N/A	N/A	N/A
End of period	$25.02	$28.23	$24.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,520	4,436	4,432	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$10.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,273	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$9.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,282	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	$10.43	N/A	N/A	N/A	N/A	N/A
End of period	$8.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,301	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$8.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,379	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	$10.72	N/A	N/A	N/A	N/A	N/A
End of period	$9.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,986	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	$10.93	N/A	N/A	N/A	N/A	N/A
End of period	$9.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,500	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.89	$30.90	$27.79	$29.27	$26.82	$20.88
End of period	$30.68	$34.89	$30.90	$27.79	$29.27	$26.82
Accumulation units outstanding at the end of period	—	987	4,592	3,734	3,303	3,326

Accumulation Unit Values
Contract with Endorsements - 2.082%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.06	$12.10	$11.49	$11.97	$11.63	$9.68
End of period	$12.52	$14.06	$12.10	$11.49	$11.97	$11.63
Accumulation units outstanding at the end of period	—	—	—	—	8,011	8,909

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.41	$16.09	$15.78	$16.45	$16.49	$15.25
End of period	$16.00	$17.41	$16.09	$15.78	$16.45	$16.49
Accumulation units outstanding at the end of period	—	638	649	—	2,342	3,095

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$14.00	$12.48	$11.88	$12.35	$11.97	$10.44
End of period	$12.80	$14.00	$12.48	$11.88	$12.35	$11.97
Accumulation units outstanding at the end of period	—	55,718	56,286	—	57,390	57,837

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.16	$17.65	$15.23	$16.08	$14.28	$11.01
End of period	$17.97	$20.16	$17.65	$15.23	$16.08	$14.28
Accumulation units outstanding at the end of period	—	16,457	9,127	—	25,348	6,955

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.08	$9.66	$9.64	$10.27	$10.37	$10.91
End of period	$9.71	$10.08	$9.66	$9.64	$10.27	$10.37
Accumulation units outstanding at the end of period	—	7,562	7,784	—	9,434	9,467

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$15.01	$12.21	$12.25	$12.51	$12.55	$10.02
End of period	$13.12	$15.01	$12.21	$12.25	$12.51	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	2,164	2,143

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.39	$17.08	$15.70	$15.87	$14.70	$11.29
End of period	$19.53	$20.39	$17.08	$15.70	$15.87	$14.70
Accumulation units outstanding at the end of period	—	15,518	13,595	—	25,425	12,055

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.10	$10.94	$10.83	$11.62	$12.24	$10.32
End of period	$11.94	$14.10	$10.94	$10.83	$11.62	$12.24
Accumulation units outstanding at the end of period	—	10,297	5,696	—	1,120	1,118

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.80	$12.18	$11.58	$11.85	$11.60	$10.28
End of period	$12.90	$13.80	$12.18	$11.58	$11.85	$11.60
Accumulation units outstanding at the end of period	—	2,900	4,034	—	9,551	4,190

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$12.93	$10.24	$9.97	$10.55	$11.74	$10.81
End of period	$10.84	$12.93	$10.24	$9.97	$10.55	$11.74
Accumulation units outstanding at the end of period	—	2,361	2,753	—	4,928	4,805

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.76	$11.44	$11.24	$11.63	$11.66	$10.42
End of period	$11.54	$12.76	$11.44	$11.24	$11.63	$11.66
Accumulation units outstanding at the end of period	—	23,460	39,037	—	44,331	45,778

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.81	$8.21	$6.62	$8.87	$10.56	$9.85
End of period	$6.32	$7.81	$8.21	$6.62	$8.87	$10.56
Accumulation units outstanding at the end of period	—	3,328	11,198	—	12,658	11,958

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$48.40	$36.99	$37.59	$36.13	$33.88	$24.89
End of period	$48.30	$48.40	$36.99	$37.59	$36.13	$33.88
Accumulation units outstanding at the end of period	—	1,439	1,162	—	825	917

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.67	$25.20	$22.56	N/A	N/A	N/A
End of period	$26.80	$29.67	$25.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	971	636	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.22	$17.65	$17.55	$17.84	$17.52	$18.27
End of period	$17.77	$18.22	$17.65	$17.55	$17.84	$17.52
Accumulation units outstanding at the end of period	—	7,520	8,270	—	9,244	9,586

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.52	$10.32	$10.32	N/A	N/A	N/A
End of period	$10.49	$10.52	$10.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11,047	11,245	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.48	$13.45	$12.19	$15.29	$14.54	$12.03
End of period	$13.27	$14.48	$13.45	$12.19	$15.29	$14.54
Accumulation units outstanding at the end of period	—	872	906	—	4,808	2,645

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.96	$11.91	$11.73	$13.19	$14.03	$11.59
End of period	$11.57	$12.96	$11.91	$11.73	$13.19	$14.03
Accumulation units outstanding at the end of period	—	5,948	6,025	—	6,183	8,873

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.76	$11.66	$10.49	$11.42	$11.36	$9.35
End of period	$11.31	$12.76	$11.66	$10.49	$11.42	$11.36
Accumulation units outstanding at the end of period	—	8,673	9,869	—	11,054	11,642

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.51	$13.48	$12.06	$13.29	$13.15	$11.77
End of period	$13.60	$14.51	$13.48	$12.06	$13.29	$13.15
Accumulation units outstanding at the end of period	—	3,865	2,125	—	4,156	4,211

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$12.03	$9.29	$9.60	$9.44	$10.64	$8.20
End of period	$9.45	$12.03	$9.29	$9.60	$9.44	$10.64
Accumulation units outstanding at the end of period	—	1,805	1,683	—	1,851	1,251

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.97	$12.25	$10.81	$11.58	$11.02	$8.77
End of period	$11.55	$12.97	$12.25	$10.81	$11.58	$11.02
Accumulation units outstanding at the end of period	—	—	—	—	4,758	4,788

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.53	$15.31	$15.26	$15.74	$13.97	$13.88
End of period	$15.15	$16.53	$15.31	$15.26	$15.74	$13.97
Accumulation units outstanding at the end of period	—	793	1,487	—	5,731	905

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.25	$24.71	$22.63	$23.53	$22.24	$16.26
End of period	$26.92	$30.25	$24.71	$22.63	$23.53	$22.24
Accumulation units outstanding at the end of period	—	675	718	—	759	625

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.82	$15.05	$13.27	$13.63	$12.68	$9.92
End of period	$17.69	$18.82	$15.05	$13.27	$13.63	$12.68
Accumulation units outstanding at the end of period	—	—	—	—	—	7,397

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$10.96	$8.22	$7.63	$9.19	$9.74	$10.38
End of period	$9.10	$10.96	$8.22	$7.63	$9.19	$9.74
Accumulation units outstanding at the end of period	—	13,098	15,413	—	7,816	7,414

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$29.22	$30.73	$24.66	$32.82	$37.38	$30.45
End of period	$22.76	$29.22	$30.73	$24.66	$32.82	$37.38
Accumulation units outstanding at the end of period	—	1,051	1,068	—	1,232	1,260

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.98	$12.82	$10.54	$10.89	$9.83	$7.53
End of period	$12.63	$14.98	$12.82	$10.54	$10.89	$9.83
Accumulation units outstanding at the end of period	—	—	—	—	732	814

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.46	$22.86	$24.27	N/A	N/A	N/A
End of period	$28.22	$27.46	$22.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,483	2,850	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.30	$11.46	N/A	N/A	N/A	N/A
End of period	$14.87	$15.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,619	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.42	$16.35	$15.61	$17.37	$16.00	$14.42
End of period	$17.33	$19.42	$16.35	$15.61	$17.37	$16.00
Accumulation units outstanding at the end of period	—	—	—	—	289	321

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.62	$21.35	$20.19	$20.33	$17.52	N/A
End of period	$26.88	$27.62	$21.35	$20.19	$20.33	N/A
Accumulation units outstanding at the end of period	—	4,318	5,057	—	5,189	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.01	$27.37	$23.27	N/A	N/A	N/A
End of period	$26.85	$31.01	$27.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,125	3,127	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.93	$24.37	N/A	N/A	N/A	N/A
End of period	$24.02	$26.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,590	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.25	$19.20	N/A	N/A	N/A	N/A
End of period	$18.38	$21.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,866	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.96	$10.48	$10.11	$10.45	$10.17	$10.39
End of period	$10.46	$10.96	$10.48	$10.11	$10.45	$10.17
Accumulation units outstanding at the end of period	—	2,174	2,358	—	2,631	2,662

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.85	$17.14	$17.48	$17.19	$17.23	N/A
End of period	$19.42	$22.85	$17.14	$17.48	$17.19	N/A
Accumulation units outstanding at the end of period	—	3,762	931	—	1,018	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.82	$12.70	$12.33	$12.99	$12.84	$14.43
End of period	$12.28	$12.82	$12.70	$12.33	$12.99	$12.84
Accumulation units outstanding at the end of period	—	—	5,271	—	5,686	6,635

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.91	$10.82	$10.10	$10.44	$10.64	N/A
End of period	$10.57	$10.91	$10.82	$10.10	$10.44	N/A
Accumulation units outstanding at the end of period	—	3,368	23,747	—	3,495	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.22	$18.26	$15.93	$17.47	$17.81	$16.81
End of period	$17.83	$19.22	$18.26	$15.93	$17.47	$17.81
Accumulation units outstanding at the end of period	—	3,544	5,587	—	5,740	5,805

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$31.36	$27.85	$23.38	$26.15	$23.73	$17.28
End of period	$26.38	$31.36	$27.85	$23.38	$26.15	$23.73
Accumulation units outstanding at the end of period	—	—	—	—	—	4,415

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.71	$19.21	$17.79	$19.12	$17.07	$12.13
End of period	$19.93	$21.71	$19.21	$17.79	$19.12	$17.07
Accumulation units outstanding at the end of period	—	865	7,870	—	8,964	9,324

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$23.95	$20.43	$19.74	$19.92	$18.48	$13.20
End of period	$22.82	$23.95	$20.43	$19.74	$19.92	$18.48
Accumulation units outstanding at the end of period	—	726	739	—	764	776

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.45	$19.56	$16.96	N/A	N/A	N/A
End of period	$19.89	$21.45	$19.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,756	3,963	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.51	$18.47	$17.91	$21.22	$18.36	N/A
End of period	$19.84	$21.51	$18.47	$17.91	$21.22	N/A
Accumulation units outstanding at the end of period	—	648	696	—	3,868	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.31	$18.82	$18.14	$18.56	$17.94	$14.94
End of period	$20.55	$22.31	$18.82	$18.14	$18.56	$17.94
Accumulation units outstanding at the end of period	—	—	—	—	13,985	33,717

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.48	$14.22	$13.75	$14.20	$13.94	$12.89
End of period	$14.64	$15.48	$14.22	$13.75	$14.20	$13.94
Accumulation units outstanding at the end of period	—	—	—	—	12,838	13,428

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.94	$17.55	$16.97	$17.46	$17.06	$15.04
End of period	$18.57	$19.94	$17.55	$16.97	$17.46	$17.06
Accumulation units outstanding at the end of period	—	1,987	5,373	—	8,844	8,058

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.32	$17.77	$16.11	$17.82	$15.70	$10.57
End of period	$16.81	$19.32	$17.77	$16.11	$17.82	$15.70
Accumulation units outstanding at the end of period	—	—	5,623	—	5,770	5,874

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$62.23	$47.55	N/A	N/A	N/A	N/A
End of period	$60.08	$62.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	726	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$92.23	$75.66	$72.82	$69.83	$63.20	$47.27
End of period	$88.10	$92.23	$75.66	$72.82	$69.83	$63.20
Accumulation units outstanding at the end of period	—	489	—	—	—	1,647

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.49	$9.58	$9.64	N/A	N/A	N/A
End of period	$9.39	$9.49	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	22,567	22,080	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.46	$30.54	$27.49	$28.97	$26.57	$20.70
End of period	$30.27	$34.46	$30.54	$27.49	$28.97	$26.57
Accumulation units outstanding at the end of period	—	1,251	1,266	—	1,300	1,851

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$42.09	$33.78	$32.62	$34.95	N/A	N/A
End of period	$40.37	$42.09	$33.78	$32.62	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	165	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$15.54	$12.90	$12.21	$12.69	N/A	N/A
End of period	$13.18	$15.54	$12.90	$12.21	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,013	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.74	$11.43	$11.23	$11.62	N/A	N/A
End of period	$11.53	$12.74	$11.43	$11.23	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	482	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.20	$19.16	$17.22	$19.32	N/A	N/A
End of period	$18.34	$21.20	$19.16	$17.22	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	312	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.95	$10.47	$10.10	$10.44	N/A	N/A
End of period	$10.45	$10.95	$10.47	$10.10	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	537	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$91.87	$75.37	$72.56	$69.60	N/A	N/A
End of period	$87.74	$91.87	$75.37	$72.56	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	364	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.132%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.38	$11.26	$10.64	$11.16	$10.86	$8.95
End of period	$11.73	$13.38	$11.26	$10.64	$11.16	$10.86
Accumulation units outstanding at the end of period	38,443	17,943	38,586	50,305	39,737	21,342

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.98	$12.04	$11.44	$11.92	$11.59	$9.65
End of period	$12.45	$13.98	$12.04	$11.44	$11.92	$11.59
Accumulation units outstanding at the end of period	49,374	50,101	50,851	44,380	15,044	15,161

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.85	$15.95	$15.36	$16.05	$16.04	N/A
End of period	$16.26	$17.85	$15.95	$15.36	$16.05	N/A
Accumulation units outstanding at the end of period	14,218	16,797	2,612	1,845	1,893	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.34	$16.02	$15.72	$16.4	$16.45	$15.22
End of period	$15.92	$17.34	$16.02	$15.72	$16.4	$16.45
Accumulation units outstanding at the end of period	12,388	12,906	16,608	22,555	26,155	29,708

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.92	$12.42	$11.83	$12.3	$11.93	$10.41
End of period	$12.72	$13.92	$12.42	$11.83	$12.3	$11.93
Accumulation units outstanding at the end of period	13,908	14,699	15,519	16,814	18,477	19,475

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$41.8	$33.56	$32.42	$34.74	$34.52	$27.03
End of period	$40.07	$41.8	$33.56	$32.42	$34.74	$34.52
Accumulation units outstanding at the end of period	6,427	4,213	4,705	5,118	5,536	5,315

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.21	$18.59	$15.34	$17.3	$17.65	$13.42
End of period	$16.86	$20.21	$18.59	$15.34	$17.3	$17.65
Accumulation units outstanding at the end of period	3,832	3,901	3,985	5,065	4,078	874

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.31	$12.52	$12.1	$12.55	$12.75	$11.27
End of period	$13.32	$14.31	$12.52	$12.1	$12.55	$12.75
Accumulation units outstanding at the end of period	8,655	9,049	9,150	9,498	9,650	9,610

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$20.08	$17.59	$15.19	$16.04	$14.25	$11.00
End of period	$17.89	$20.08	$17.59	$15.19	$16.04	$14.25
Accumulation units outstanding at the end of period	29,080	32,209	33,937	24,900	40,181	25,602

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.04	$9.62	$9.61	$10.25	$10.35	$10.89
End of period	$9.67	$10.04	$9.62	$9.61	$10.25	$10.35
Accumulation units outstanding at the end of period	7,673	7,667	7,609	6,987	6,827	6,760

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$14.95	$12.17	$12.22	$12.48	$12.53	$10.01
End of period	$13.06	$14.95	$12.17	$12.22	$12.48	$12.53
Accumulation units outstanding at the end of period	93	94	97	95	99	95

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$15.14	$12.82	$12.19	$12.4	$12.18	$10.29
End of period	$14.02	$15.14	$12.82	$12.19	$12.4	$12.18
Accumulation units outstanding at the end of period	19,590	17,652	19,271	1,863	2,441	2,484

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$20.31	$17.02	$15.65	$15.83	$14.68	$11.28
End of period	$19.45	$20.31	$17.02	$15.65	$15.83	$14.68
Accumulation units outstanding at the end of period	15,045	16,360	15,353	22,583	27,149	13,106

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$14.05	$10.9	$10.8	$11.6	$12.22	$10.30
End of period	$11.89	$14.05	$10.9	$10.8	$11.6	$12.22
Accumulation units outstanding at the end of period	6,339	5,120	3,409	11,182	2,493	2,538

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.76	$12.15	$11.56	$11.83	$11.59	$10.27
End of period	$12.85	$13.76	$12.15	$11.56	$11.83	$11.59
Accumulation units outstanding at the end of period	19,223	19,800	20,079	11,384	11,493	11,664

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$12.88	$10.21	$9.94	$10.53	$11.72	$10.80
End of period	$10.79	$12.88	$10.21	$9.94	$10.53	$11.72
Accumulation units outstanding at the end of period	2,796	2,771	2,943	2,956	5,453	5,018

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$15.49	$12.86	$12.17	$12.65	$11.35	$8.64
End of period	$13.13	$15.49	$12.86	$12.17	$12.65	$11.35
Accumulation units outstanding at the end of period	518	526	534	543	550	558

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.71	$11.41	$11.21	$11.61	$11.64	$10.40
End of period	$11.50	$12.71	$11.41	$11.21	$11.61	$11.64
Accumulation units outstanding at the end of period	57,766	59,695	68,080	72,801	79,460	80,840

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.76	$8.17	$6.59	$8.83	$10.52	$9.82
End of period	$6.29	$7.76	$8.17	$6.59	$8.83	$10.52
Accumulation units outstanding at the end of period	30,185	32,805	34,902	25,492	25,194	24,425

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$47.86	$36.59	$37.21	N/A	N/A	N/A
End of period	$47.73	$47.86	$36.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,745	614	1,287	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$14.13	$11.23	$11.47	$12.15	$13.87	$11.67
End of period	$11.4	$14.13	$11.23	$11.47	$12.15	$13.87
Accumulation units outstanding at the end of period	127	183	186	189	3,100	3,598

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.36	$24.94	$22.35	$23.32	$21.69	$16.39
End of period	$26.5	$29.36	$24.94	$22.35	$23.32	$21.69
Accumulation units outstanding at the end of period	612	633	683	1,936	1,968	2,927

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.04	$17.49	$17.39	$17.69	$17.38	$18.13
End of period	$17.58	$18.04	$17.49	$17.39	$17.69	$17.38
Accumulation units outstanding at the end of period	20,165	20,582	28,057	17,839	24,449	28,043

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	$15.13	N/A	N/A	N/A	N/A	N/A
End of period	$14.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,027	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$14.43	$13.41	$12.17	$15.26	$14.52	$12.02
End of period	$13.22	$14.43	$13.41	$12.17	$15.26	$14.52
Accumulation units outstanding at the end of period	2,525	5,049	5,666	2,396	1,740	1,897

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.91	$11.87	$11.70	$13.15	$14.00	$11.57
End of period	$11.52	$12.91	$11.87	$11.70	$13.15	$14.00
Accumulation units outstanding at the end of period	34,121	35,086	42,102	36,982	38,132	42,869

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.69	$11.6	$10.44	$11.37	$11.32	$9.32
End of period	$11.25	$12.69	$11.6	$10.44	$11.37	$11.32
Accumulation units outstanding at the end of period	13,104	17,362	23,753	15,862	16,413	17,575

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.76	$10.22	$9.44	$10.30	$10.78	$8.45
End of period	$9.81	$11.76	$10.22	$9.44	$10.30	$10.78
Accumulation units outstanding at the end of period	7,392	9,867	10,392	12,126	11,947	11,642

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.07	$10.92	$10.75	$11.45	$11.75	$11.60
End of period	$10.92	$11.07	$10.92	$10.75	$11.45	$11.75
Accumulation units outstanding at the end of period	7,902	7,707	13,804	14,465	16,323	15,194

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.43	$13.4	$12	$13.23	$13.1	$11.73
End of period	$13.51	$14.43	$13.4	$12	$13.23	$13.10
Accumulation units outstanding at the end of period	26,091	27,116	28,756	27,101	26,387	27,746

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$11.97	$9.25	$9.56	$9.4	$10.61	$8.18
End of period	$9.40	$11.97	$9.25	$9.56	$9.4	$10.61
Accumulation units outstanding at the end of period	402	416	423	432	439	446

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.9	$12.18	$10.76	$11.53	$10.98	$8.74
End of period	$11.48	$12.9	$12.18	$10.76	$11.53	$10.98
Accumulation units outstanding at the end of period	3,060	1,327	1,084	4,263	3,503	3,678

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.22	$22.03	$22.04	$22.43	$21.74	$22.44
End of period	$21.40	$22.22	$22.03	$22.04	$22.43	$21.74
Accumulation units outstanding at the end of period	7,564	7,725	7,622	2,148	2,751	2,775

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$9.84	$6.6	$6.98	$7.51	$6.89	$7.20
End of period	$7.99	$9.84	$6.6	$6.98	$7.51	$6.89
Accumulation units outstanding at the end of period	1,236	2,992	3,200	—	—	2,093

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.42	$15.22	$15.18	$15.66	$13.91	$13.83
End of period	$15.05	$16.42	$15.22	$15.18	$15.66	$13.91
Accumulation units outstanding at the end of period	11,738	12,655	13,837	13,582	18,067	24,367

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.76	$16.38	$16.94	$17.66	$18	$15.45
End of period	$16.42	$19.76	$16.38	$16.94	$17.66	$18.00
Accumulation units outstanding at the end of period	3,355	3,649	3,967	4,328	4,672	3,815

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.01	$24.53	$22.47	$23.37	$22.11	$16.17
End of period	$26.69	$30.01	$24.53	$22.47	$23.37	$22.11
Accumulation units outstanding at the end of period	5,909	6,521	6,967	6,617	2,418	2,584

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$44	$34.74	$35.3	$35.01	$32.16	$23.13
End of period	$40.92	$44	$34.74	$35.3	$35.01	$32.16
Accumulation units outstanding at the end of period	3,677	1,702	1,799	1,818	2,379	4,336

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.75	$17.68	$17.81	$18.11	$17.55	$18.58
End of period	$17.45	$17.75	$17.68	$17.81	$18.11	$17.55
Accumulation units outstanding at the end of period	490	531	278	288	295	288

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$14.6	$12.83	$11.7	$12.23	$11.54	$10.53
End of period	$13.03	$14.6	$12.83	$11.7	$12.23	$11.54
Accumulation units outstanding at the end of period	7,146	7,576	6,369	5,197	5,451	5,587

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.86	$12.75	$12.78	$13.07	$12.64	$13.28
End of period	$12.51	$12.86	$12.75	$12.78	$13.07	$12.64
Accumulation units outstanding at the end of period	680	737	387	0	1,520	1,537

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$25.70	$21.50	$20.69	$19.96	$18.40	$13.32
End of period	$24.84	$25.70	$21.50	$20.69	$19.96	$18.40
Accumulation units outstanding at the end of period	2,321	2,659	2,796	2,985	2,990	3,120

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$18.64	$14.92	$13.16	$13.53	$12.59	$9.85
End of period	$17.52	$18.64	$14.92	$13.16	$13.53	$12.59
Accumulation units outstanding at the end of period	1,878	739	340	1,987	1,987	3,460

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$10.93	$8.2	$7.61	$9.18	$9.73	$10.37
End of period	$9.06	$10.93	$8.20	$7.61	$9.18	$9.73
Accumulation units outstanding at the end of period	15,543	15,247	15,477	16,298	14,930	15,578

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$28.95	$30.46	$24.46	$32.56	$37.10	$30.24
End of period	$22.54	$28.95	$30.46	$24.46	$32.56	$37.10
Accumulation units outstanding at the end of period	4,543	4,746	5,649	1,122	2,629	2,743

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$15.43	$12.74	$13.26	$13.81	$14.61	$13.21
End of period	$12.87	$15.43	$12.74	$13.26	$13.81	$14.61
Accumulation units outstanding at the end of period	8,226	11,265	6,401	6,307	4,350	4,425

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.84	$12.70	$10.46	$10.80	$9.76	$7.48
End of period	$12.51	$14.84	$12.70	$10.46	$10.80	$9.76
Accumulation units outstanding at the end of period	2,232	2,424	989	0	0	5,668

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.2	$22.66	$24.06	$23.07	$18.83	$13.65
End of period	$27.94	$27.2	$22.66	$24.06	$23.07	$18.83
Accumulation units outstanding at the end of period	7,929	11,162	11,564	10,074	8,563	7,965

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$14.96	$13.26	$12.10	$12.55	$12.17	$10.05
End of period	$13.51	$14.96	$13.26	$12.10	$12.55	$12.17
Accumulation units outstanding at the end of period	1,236	1,321	1,457	1,540	1,619	1,698

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$15.16	$11.36	$10.24	$10.02	$8.49	$6.87
End of period	$14.73	$15.16	$11.36	$10.24	$10.02	$8.49
Accumulation units outstanding at the end of period	15,848	15,649	18,361	13,185	6,031	6,140

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$18.38	$15.02	$15.22	N/A	N/A	N/A
End of period	$15.49	$18.38	$15.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	488	497	506	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.83	$17.32	$15.77	$16.61	$15.24	$11.82
End of period	$17.52	$19.83	$17.32	$15.77	$16.61	$15.24
Accumulation units outstanding at the end of period	3,242	3,298	3,478	1,378	1,396	1,413

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.24	$16.21	$15.48	N/A	N/A	N/A
End of period	$17.16	$19.24	$16.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	0	607	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$27.44	$21.22	$20.08	$20.22	$17.44	$12.63
End of period	$26.68	$27.44	$21.22	$20.08	$20.22	$17.44
Accumulation units outstanding at the end of period	352	382	922	1,479	483	4,370

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$20.03	$16.6	$15.47	N/A	N/A	N/A
End of period	$16.88	$20.03	$16.6	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,161	4,644	5,360	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.76	$27.17	$23.1	$24.25	$22.68	$18.81
End of period	$26.62	$30.76	$27.17	$23.1	$24.25	$22.68
Accumulation units outstanding at the end of period	2,932	3,083	6,307	2,255	271	275

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.94	$17.66	$16.20	$16.40	$14.82	$11.50
End of period	$19.5	$20.94	$17.66	$16.20	$16.40	$14.82
Accumulation units outstanding at the end of period	14,801	28,633	5,067	3,741	3,916	4,494

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.71	$24.18	$19.63	$21.01	$20.51	$15.13
End of period	$23.81	$26.71	$24.18	$19.63	$21.01	$20.51
Accumulation units outstanding at the end of period	1,659	1,693	1,733	1,775	127	121

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.65	$8.54	$7.06	$7.02	$6.79	$5.73
End of period	$7.98	$8.65	$8.54	$7.06	$7.02	$6.79
Accumulation units outstanding at the end of period	—	—	—	—	7,970	7,984

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.12	$19.08	$17.16	$19.26	$17.39	$13.38
End of period	$18.25	$21.12	$19.08	$17.16	$19.26	$17.39
Accumulation units outstanding at the end of period	8,464	7,526	6,481	7,143	8,656	8,201

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.93	$10.46	$10.09	$10.43	$10.16	$10.39
End of period	$10.43	$10.93	$10.46	$10.09	$10.43	$10.16
Accumulation units outstanding at the end of period	9,382	9,134	8,799	9,311	9,623	9,116

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$22.66	$17	$17.35	$17.08	$17.12	$13.85
End of period	$19.25	$22.66	$17	$17.35	$17.08	$17.12
Accumulation units outstanding at the end of period	1,774	1,789	1,983	1,978	1,857	1,822

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	$11.21	$10.71	N/A	N/A	N/A	N/A
End of period	$10.7	$11.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	808	875	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.75	$12.63	$12.27	$12.94	$12.80	$14.38
End of period	$12.20	$12.75	$12.63	$12.27	$12.94	$12.80
Accumulation units outstanding at the end of period	9,714	13,232	14,603	11,956	12,378	11,117

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.87	$10.79	$10.07	$10.42	$10.62	$10.40
End of period	$10.53	$10.87	$10.79	$10.07	$10.42	$10.62
Accumulation units outstanding at the end of period	15,817	14,698	15,010	12,575	15,138	16,865

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.03	$18.09	$15.79	$17.32	$17.67	$16.68
End of period	$17.64	$19.03	$18.09	$15.79	$17.32	$17.67
Accumulation units outstanding at the end of period	3,188	3,248	3,099	3,020	3,758	4,794

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.74	$18.08	$14.15	$14.97	$14.45	$12.62
End of period	$16.20	$20.74	$18.08	$14.15	$14.97	$14.45
Accumulation units outstanding at the end of period	120	173	176	179	181	1,673

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.66	$15.34	N/A	N/A	N/A	N/A
End of period	$15.14	$15.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	0	1,173	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.60	$19.12	$17.71	$19.06	$17.02	$12.10
End of period	$19.82	$21.60	$19.12	$17.71	$19.06	$17.02
Accumulation units outstanding at the end of period	19,256	20,178	22,143	19,543	14,864	8,894

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$23.83	$20.34	$19.66	$19.85	$18.42	$13.17
End of period	$22.69	$23.83	$20.34	$19.66	$19.85	$18.42
Accumulation units outstanding at the end of period	332	360	390	422	3,461	3,561

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.34	$19.47	$16.89	$17.14	$15.40	$12.03
End of period	$19.78	$21.34	$19.47	$16.89	$17.14	$15.40
Accumulation units outstanding at the end of period	27,529	28,807	29,178	24,637	29,853	28,424

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$21.40	$18.38	$17.84	$21.15	$18.30	$13.91
End of period	$19.73	$21.40	$18.38	$17.84	$21.15	$18.30
Accumulation units outstanding at the end of period	5,070	5,488	6,022	4,441	8,884	3,472

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.52	$18.66	$17.98	$18.41	$17.65	$14.34
End of period	$20.56	$22.52	$18.66	$17.98	$18.41	$17.65
Accumulation units outstanding at the end of period	13,578	13,797	14,027	19,273	19,698	20,097

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.19	$12.61	$12.27	$12.73	$12.61	$12.32
End of period	$12.61	$13.19	$12.61	$12.27	$12.73	$12.61
Accumulation units outstanding at the end of period	42,507	46,586	72,174	36,388	39,491	39,388

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.09	$18.64	$17.98	$18.40	$17.80	$14.83
End of period	$20.34	$22.09	$18.64	$17.98	$18.40	$17.80
Accumulation units outstanding at the end of period	40,346	42,527	41,832	31,007	31,646	32,936

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.38	$14.13	$13.67	$14.13	$13.88	$12.84
End of period	$14.53	$15.38	$14.13	$13.67	$14.13	$13.88
Accumulation units outstanding at the end of period	21,615	22,042	45,687	18,747	19,014	57,675

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.75	$17.39	$16.82	$17.32	$16.93	$14.93
End of period	$18.38	$19.75	$17.39	$16.82	$17.32	$16.93
Accumulation units outstanding at the end of period	16,535	20,805	18,541	13,416	13,654	14,120

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.22	$17.68	$16.04	$17.76	$15.65	$13.87
End of period	$16.72	$19.22	$17.68	$16.04	$17.76	$15.65
Accumulation units outstanding at the end of period	5,496	5,623	5,665	3,836	7,191	3,637

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$61.53	$47.04	$47.37	$43.71	$41.08	$30.26
End of period	$59.37	$61.53	$47.04	$47.37	$43.71	$41.08
Accumulation units outstanding at the end of period	1,007	979	970	1,854	776	819

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$91.19	$74.84	$72.07	$69.15	$62.61	$46.85
End of period	$87.06	$91.19	$74.84	$72.07	$69.15	$62.61
Accumulation units outstanding at the end of period	2,872	3,069	2,765	4,823	1,758	1,537

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.43	$9.53	$9.59	$9.77	$9.94	$10.14
End of period	$9.34	$9.43	$9.53	$9.59	$9.77	$9.94
Accumulation units outstanding at the end of period	4,842	5,659	8,551	10,465	12,295	10,782

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.57	$23.73	$21.87	$22.76	$20.53	$15.29
End of period	$24.40	$27.57	$23.73	$21.87	$22.76	$20.53
Accumulation units outstanding at the end of period	1,817	1,892	1,923	1,983	1,300	3,458

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	$11.53	N/A	N/A	N/A	N/A	N/A
End of period	$10.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	221	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.19	$30.32	$27.30	$28.79	$26.42	$20.59
End of period	$30.02	$34.19	$30.32	$27.30	$28.79	$26.42
Accumulation units outstanding at the end of period	614	620	535	556	1,162	1,352

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.15	$11.08	$10.49	$11.02	$10.74	$8.86
End of period	$11.5	$13.15	$11.08	$10.49	$11.02	$10.74
Accumulation units outstanding at the end of period	—	3,946	4,250	4,380	4,466	4,537

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.92	$9.52	$9.52	$10.17	$10.29	$10.85
End of period	$9.53	$9.92	$9.52	$9.52	$10.17	$10.29
Accumulation units outstanding at the end of period	0	5,037	4,587	4,615	4,588	4,481

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.57	$11.29	$11.11	$11.53	$11.58	$10.37
End of period	$11.34	$12.57	$11.29	$11.11	$11.53	$11.58
Accumulation units outstanding at the end of period	0	8,132	8,246	8,186	8,332	8,340

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.47	$16.96	$16.89	$17.22	$16.94	$17.70
End of period	$17.00	$17.47	$16.96	$16.89	$17.22	$16.94
Accumulation units outstanding at the end of period	0	2,861	2,675	2,639	2,791	2,721

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.55	$10.05	$9.30	$10.17	$10.66	$8.37
End of period	$9.62	$11.55	$10.05	$9.30	$10.17	$10.66
Accumulation units outstanding at the end of period	—	4,420	4,848	4,879	4,662	4,632

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.16	$13.17	$11.81	$13.05	$12.94	$11.60
End of period	$13.24	$14.16	$13.17	$11.81	$13.05	$12.94
Accumulation units outstanding at the end of period	0	3,560	3,650	3,801	3,597	3,752

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.04	$15.81	$16.37	$17.10	$17.45	$15.01
End of period	$15.80	$19.04	$15.81	$16.37	$17.10	$17.45
Accumulation units outstanding at the end of period	0	2,702	2,831	2,834	2,811	2,787

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.53	$12.45	$12.49	$12.80	$12.40	$13.04
End of period	$12.17	$12.53	$12.45	$12.49	$12.80	$12.40
Accumulation units outstanding at the end of period	0	3,981	3,620	3,545	3,764	3,710

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.80	$23.10	$21.32	$22.22	$20.08	$14.98
End of period	$23.68	$26.80	$23.10	$21.32	$22.22	$20.08
Accumulation units outstanding at the end of period	—	1,956	2,108	2,225	2,277	2,517

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.382%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$19.70	$17.30	$14.97	$15.86	$14.12	N/A
End of period	$17.51	$19.70	$17.30	$14.97	$15.86	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,907	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.55	$7.97	$6.45	$8.66	$10.34	N/A
End of period	$6.10	$7.55	$7.97	$6.45	$8.66	N/A
Accumulation units outstanding at the end of period	—	—	—	—	10,649	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.17	$16.68	$16.63	$16.96	$16.71	N/A
End of period	$16.69	$17.17	$16.68	$16.63	$16.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	12,071	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.64	$11.66	$11.52	$12.98	$13.85	N/A
End of period	$11.26	$12.64	$11.66	$11.52	$12.98	N/A
Accumulation units outstanding at the end of period	—	—	—	—	9,577	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$27.64	$29.16	$23.47	$31.33	$35.79	N/A
End of period	$21.47	$27.64	$29.16	$23.47	$31.33	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,521	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.88	$13.70	$13.29	$13.77	$13.56	N/A
End of period	$14.02	$14.88	$13.70	$13.29	$13.77	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,826	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.94	$15.70	$15.45	$16.15	$16.24	N/A
End of period	$15.52	$16.94	$15.70	$15.45	$16.15	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,222	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.55	$18.03	$14.91	$16.87	$17.25	$13.15
End of period	$16.26	$19.55	$18.03	$14.91	$16.87	$17.25
Accumulation units outstanding at the end of period	—	—	—	—	1,295	338

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.48	$11.22	$11.06	$11.48	$11.54	$10.34
End of period	$11.25	$12.48	$11.22	$11.06	$11.48	$11.54
Accumulation units outstanding at the end of period	—	—	—	6,025	4,072	4,118

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.13	$16.65	$16.60	$16.93	$16.68	$17.44
End of period	$16.65	$17.13	$16.65	$16.60	$16.93	$16.68
Accumulation units outstanding at the end of period	—	—	—	2,468	1,600	1,618

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.63	$11.65	$11.51	$12.97	$13.85	$11.47
End of period	$11.24	$12.63	$11.65	$11.51	$12.97	$13.85
Accumulation units outstanding at the end of period	—	—	—	5,528	5,302	3,837

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.99	$13.04	$11.70	$12.93	$12.84	$11.53
End of period	$13.07	$13.99	$13.04	$11.70	$12.93	$12.84
Accumulation units outstanding at the end of period	—	—	—	3,615	9,227	4,291

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.76	$23.57	$21.65	$22.58	$21.42	$15.70
End of period	$25.52	$28.76	$23.57	$21.65	$22.58	$21.42
Accumulation units outstanding at the end of period	—	—	—	2,488	1,817	1,838

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.43	$18.51	$16.69	$18.78	$17.00	$13.12
End of period	$17.61	$20.43	$18.51	$16.69	$18.78	$17.00
Accumulation units outstanding at the end of period	—	—	—	—	1,164	343

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$21.69	$16.32	$16.70	$16.47	$16.56	$13.43
End of period	$18.38	$21.69	$16.32	$16.70	$16.47	$16.56
Accumulation units outstanding at the end of period	—	—	—	3,112	2,207	2,232

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.39	$12.31	$11.99	$12.67	$12.56	$14.16
End of period	$11.83	$12.39	$12.31	$11.99	$12.67	$12.56
Accumulation units outstanding at the end of period	—	—	—	—	876	231

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.67	$10.62	$9.94	$10.31	$10.54	$10.35
End of period	$10.31	$10.67	$10.62	$9.94	$10.31	$10.54
Accumulation units outstanding at the end of period	—	—	—	4,176	2,717	2,748

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.15	$9.26	$9.35	$9.55	$9.74	$9.97
End of period	$9.03	$9.15	$9.26	$9.35	$9.55	$9.74
Accumulation units outstanding at the end of period	—	—	—	4,355	2,782	2,813

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.432%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.44	$11.20	$11.04	$11.46	$11.53	$10.33
End of period	$11.22	$12.44	$11.20	$11.04	$11.46	$11.53
Accumulation units outstanding at the end of period	—	—	—	—	1,354	1,366

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.93	$12.98	$11.66	$12.89	$12.80	$11.50
End of period	$13.01	$13.93	$12.98	$11.66	$12.89	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	1,520	1,533

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$26.15	$22.57	$20.86	$21.78	$19.70	$17.05
End of period	$23.07	$26.15	$22.57	$20.86	$21.78	$19.70
Accumulation units outstanding at the end of period	—	—	—	—	726	732

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$38.66	$31.15	$30.2	N/A	N/A	N/A
End of period	$36.92	$38.66	$31.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	153	159	178	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$14.89	$12.42	$11.79	N/A	N/A	N/A
End of period	$12.58	$14.89	$12.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,001	2,029	2,057	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.38	$11.15	$11	N/A	N/A	N/A
End of period	$11.15	$12.38	$11.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	503	501	502	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Epoch Global Shareholder Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Mellon Capital Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.16	$18.28	$16.5	N/A	N/A	N/A
End of period	$17.36	$20.16	$18.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	323	307	304	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.71	$10.28	$9.95	N/A	N/A	N/A
End of period	$10.18	$10.71	$10.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	550	579	551	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PIMCO Investment Grade Corporate Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Long Short Credit Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$83.92	$69.12	$66.81	N/A	N/A	N/A
End of period	$79.82	$83.92	$69.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	379	384	390	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The London Company Focused U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth ETF Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WCM Focused International Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Westchester Capital Event Driven Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2018

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Assets
Investments, at fair value	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889
Receivables:
Investments in Fund shares sold	1,848,698	134	191,795	13	2,803,643	209	189,335
Investment Division units sold	1,144,838	—	602,770	—	1,884,364	40,393	107,868
Total assets	1,258,539,780	3,716,083	322,873,071	357,222	2,016,085,962	5,946,372	230,458,092

Liabilities
Payables:
Investments in Fund shares purchased	1,144,838	—	602,770	—	1,884,364	40,393	107,868
Investment Division units redeemed	1,714,859	—	161,534	—	2,585,170	—	169,840
Insurance fees due to Jackson	133,839	134	30,261	13	218,473	209	19,495
Total liabilities	2,993,536	134	794,565	13	4,688,007	40,602	297,203
Net assets	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889

Investments in Funds, shares outstanding	107,957,545	318,146	28,055,619	30,981	163,130,410	477,041	22,947,247
Investments in Funds, at cost	$1,220,406,409	$4,084,034	$321,922,102	$366,927	$1,872,019,095	$6,460,001	$242,950,554

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	19,312,153	9,302	3,221,327	1,072	30,691,331	17,179	2,821,236
Total expenses	19,312,153	9,302	3,221,327	1,072	30,691,331	17,179	2,821,236
Net investment income (loss)	(19,312,153)	(9,302)	(3,221,327)	(1,072)	(30,691,331)	(17,179)	(2,821,236)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	42,301,307	1,855	2,525,183	1,946	65,212,926	(15,097)	(483,553)
Net change in unrealized appreciation
(depreciation) on investments	(192,450,113)	(373,982)	(12,155,634)	(9,768)	(269,098,275)	(564,000)	(14,469,803)
Net realized and unrealized gain (loss)	(150,148,806)	(372,127)	(9,630,451)	(7,822)	(203,885,349)	(579,097)	(14,953,356)

Net change in net assets
from operations	$(169,460,959)	$(381,429)	$(12,851,778)	$(8,894)	$(234,576,680)	$(596,276)	$(17,774,592)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Assets
Investments, at fair value	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665
Receivables:
Investments in Fund shares sold	2,196,983	18	2,482,295	6,430	1,898,505	85	452,735
Investment Division units sold	1,167,602	16,000	822,944	28,800	2,008,142	—	1,716,232
Total assets	2,512,888,371	521,309	2,193,712,212	1,059,004	185,323,244	2,307,293	118,371,632

Liabilities
Payables:
Investments in Fund shares purchased	1,167,602	16,000	822,944	28,800	2,008,142	—	1,716,232
Investment Division units redeemed	1,911,425	—	2,232,681	6,393	1,883,054	—	442,841
Insurance fees due to Jackson	285,558	18	249,614	37	15,451	85	9,894
Total liabilities	3,364,585	16,018	3,305,239	35,230	3,906,647	85	2,168,967
Net assets	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665

Investments in Funds, shares outstanding	157,931,012	31,680	136,388,977	63,470	14,251,107	180,816	10,220,111
Investments in Funds, at cost	$2,492,448,364	$538,043	$2,169,370,139	$1,082,048	$181,188,652	$2,629,254	$117,091,481

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$2,719,382	$36,990	$1,906,129
Expenses
Asset-based charges	40,769,705	1,537	35,580,635	3,036	2,075,437	5,234	1,260,068
Total expenses	40,769,705	1,537	35,580,635	3,036	2,075,437	5,234	1,260,068
Net investment income (loss)	(40,769,705)	(1,537)	(35,580,635)	(3,036)	643,945	31,756	646,061

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	2,284,284	27,010	708,549
Investments	44,298,486	(164)	40,722,565	(2,794)	4,797,689	(9,893)	2,136,184
Net change in unrealized appreciation
(depreciation) on investments	(232,491,412)	(33,888)	(188,564,993)	(58,738)	(28,432,212)	(322,141)	(11,230,146)
Net realized and unrealized gain (loss)	(188,192,926)	(34,052)	(147,842,428)	(61,532)	(21,350,239)	(305,024)	(8,385,413)

Net change in net assets
from operations	$(228,962,631)	$(35,589)	$(183,423,063)	$(64,568)	$(20,706,294)	$(273,268)	$(7,739,352)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406
Receivables:
Investments in Fund shares sold	39	294,148	81	358,997	96	9,520,105	147
Investment Division units sold	—	75,373	40,038	4,038,765	—	921,550	—
Total assets	1,110,080	230,625,108	2,322,367	457,875,166	2,597,071	2,032,528,772	1,855,553

Liabilities
Payables:
Investments in Fund shares purchased	—	75,373	40,038	4,038,765	—	921,550	—
Investment Division units redeemed	—	274,138	—	318,258	—	9,309,302	78
Insurance fees due to Jackson	39	20,010	81	40,739	96	210,803	69
Total liabilities	39	369,521	40,119	4,397,762	96	10,441,655	147
Net assets	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406

Investments in Funds, shares outstanding	97,287	18,904,400	186,916	36,249,193	206,930	157,975,556	144,390
Investments in Funds, at cost	$1,158,584	$228,810,051	$2,510,929	$439,673,861	$2,711,203	$1,937,129,016	$1,957,519

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$9,092	$3,980,240	$33,437	$—	$—	$—	$—
Expenses
Asset-based charges	1,646	2,668,118	4,563	5,041,298	8,578	28,743,676	4,442
Total expenses	1,646	2,668,118	4,563	5,041,298	8,578	28,743,676	4,442
Net investment income (loss)	7,446	1,312,122	28,874	(5,041,298)	(8,578)	(28,743,676)	(4,442)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,989	3,888,491	28,672	—	—	—	—
Investments	(4,178)	4,842,554	(994)	7,495,304	(4,092)	45,289,633	(194)
Net change in unrealized appreciation
(depreciation) on investments	(48,543)	(30,954,210)	(228,692)	(30,968,663)	(115,744)	(190,619,977)	(102,113)
Net realized and unrealized gain (loss)	(49,732)	(22,223,165)	(201,014)	(23,473,359)	(119,836)	(145,330,344)	(102,307)

Net change in net assets
from operations	$(42,286)	$(20,911,043)	$(172,140)	$(28,514,657)	$(128,414)	$(174,074,020)	$(106,749)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments, at fair value	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885
Receivables:
Investments in Fund shares sold	12,233	34	180,868	863	2,530,146	161	523,460
Investment Division units sold	5,395	—	272,117	—	1,958,394	—	621,489
Total assets	13,703,141	411,521	101,886,158	1,510,213	1,323,307,643	4,465,772	542,075,834

Liabilities
Payables:
Investments in Fund shares purchased	5,395	—	272,117	—	1,958,394	—	621,489
Investment Division units redeemed	11,103	—	170,063	808	2,380,918	—	462,896
Insurance fees due to Jackson	1,130	34	10,805	55	149,228	161	60,564
Total liabilities	17,628	34	452,985	863	4,488,540	161	1,144,949
Net assets	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885

Investments in Funds, shares outstanding	1,396,481	50,927	9,204,462	136,840	55,953,292	179,992	47,617,155
Investments in Funds, at cost	$13,815,725	$469,539	$112,043,188	$1,689,597	$1,418,116,805	$5,282,834	$663,593,212

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$3,128	$—	$—	$1,912,329
Expenses
Asset-based charges	140,862	1,108	1,073,750	2,565	19,993,514	9,086	8,624,310
Total expenses	140,862	1,108	1,073,750	2,565	19,993,514	9,086	8,624,310
Net investment income (loss)	(140,862)	(1,108)	(1,073,750)	563	(19,993,514)	(9,086)	(6,711,981)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	4,929,829	49,001	103,192,049	224,415	75,846,461
Investments	51,927	(10,049)	1,100,352	(753)	42,874,321	(41,065)	8,182,899
Net change in unrealized appreciation
(depreciation) on investments	(630,406)	(58,052)	(15,055,867)	(180,935)	(211,483,032)	(817,754)	(180,011,202)
Net realized and unrealized gain (loss)	(578,479)	(68,101)	(9,025,686)	(132,687)	(65,416,662)	(634,404)	(95,981,842)

Net change in net assets
from operations	$(719,341)	$(69,209)	$(10,099,436)	$(132,124)	$(85,410,176)	$(643,490)	$(102,693,823)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Assets
Investments, at fair value	$1,055,404	$27,799,448	$27,909,377	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439
Receivables:
Investments in Fund shares sold	133	6,450	19,783	622,396	750	4,499,182	11,888
Investment Division units sold	—	122,552	41,404	2,208,521	—	2,023,176	—
Total assets	1,055,537	27,928,450	27,970,564	966,612,444	10,201,546	2,706,320,149	5,850,327

Liabilities
Payables:
Investments in Fund shares purchased	—	122,552	41,404	2,208,521	—	2,023,176	—
Investment Division units redeemed	94	5,450	17,451	514,629	378	4,194,288	11,674
Insurance fees due to Jackson	39	1,000	2,332	107,767	372	304,894	214
Total liabilities	133	129,002	61,187	2,830,917	750	6,522,358	11,888
Net assets	$1,055,404	$27,799,448	$27,909,377	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439

Investments in Funds, shares outstanding	92,742	2,714,790	2,652,983	93,571,022	956,026	134,118,122	286,058
Investments in Funds, at cost	$1,356,208	$30,220,630	$27,621,165	$1,026,130,815	$11,434,988	$2,269,503,279	$6,409,764

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Investment Income
Dividends	$6,037	$—	$284,320	$6,193,450	$68,880	$—	$—
Expenses
Asset-based charges	2,594	71,870	320,244	12,296,444	25,183	42,977,576	13,010
Total expenses	2,594	71,870	320,244	12,296,444	25,183	42,977,576	13,010
Net investment income (loss)	3,443	(71,870)	(35,924)	(6,102,994)	43,697	(42,977,576)	(13,010)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	116,782	—	—	53,837,356	519,215	—	—
Investments	(9,245)	(11,151)	570,376	8,030,689	(9,064)	161,975,229	(35,536)
Net change in unrealized appreciation
(depreciation) on investments	(301,877)	(2,428,998)	(3,548,920)	(120,171,267)	(1,236,942)	(429,376,982)	(573,582)
Net realized and unrealized gain (loss)	(194,340)	(2,440,149)	(2,978,544)	(58,303,222)	(726,791)	(267,401,753)	(609,118)

Net change in net assets
from operations	$(190,897)	$(2,512,019)	$(3,014,468)	$(64,406,216)	$(683,094)	$(310,379,329)	$(622,128)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Assets
Investments, at fair value	$21,747,318	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388
Receivables:
Investments in Fund shares sold	10,956	42	752,809	213	1,168,397	344	353,652
Investment Division units sold	290,068	—	215,907	—	1,731,653	—	526,598
Total assets	22,048,342	1,211,915	473,050,056	1,123,002	209,432,921	2,795,799	583,554,638

Liabilities
Payables:
Investments in Fund shares purchased	290,068	—	215,907	—	1,731,653	—	526,598
Investment Division units redeemed	8,727	—	698,749	172	1,150,152	241	288,287
Insurance fees due to Jackson	2,229	42	54,060	41	18,245	103	65,365
Total liabilities	301,024	42	968,716	213	2,900,050	344	880,250
Net assets	$21,747,318	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388

Investments in Funds, shares outstanding	2,311,086	128,513	44,874,652	105,824	15,973,153	215,532	45,988,507
Investments in Funds, at cost	$22,478,443	$1,245,423	$479,552,656	$1,137,395	$215,171,063	$3,221,956	$623,253,204

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Investment Income
Dividends	$—	$—	$2,982,131	$8,761	$626,346	$13,172	$716,108
Expenses
Asset-based charges	50,210	718	7,106,954	3,280	1,945,896	7,535	9,221,731
Total expenses	50,210	718	7,106,954	3,280	1,945,896	7,535	9,221,731
Net investment income (loss)	(50,210)	(718)	(4,124,823)	5,481	(1,319,550)	5,637	(8,505,623)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,818,376	55,144	4,097,228
Investments	(33,001)	1,619	(1,580,149)	(4,389)	3,962,530	(34,015)	9,865,636
Net change in unrealized appreciation
(depreciation) on investments	(731,125)	(33,550)	(11,112,766)	(15,585)	(30,500,742)	(428,702)	(86,826,938)
Net realized and unrealized gain (loss)	(764,126)	(31,931)	(12,692,915)	(19,974)	(22,719,836)	(407,573)	(72,864,074)

Net change in net assets
from operations	$(814,336)	$(32,649)	$(16,817,738)	$(14,493)	$(24,039,386)	$(401,936)	$(81,369,697)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Assets
Investments, at fair value	$2,547,987	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766
Receivables:
Investments in Fund shares sold	196	1,475,460	341	768,056	754	5,382,473	9,390
Investment Division units sold	1,467	1,203,151	2,530	2,327,660	46,453	7,980,254	165,000
Total assets	2,549,650	2,173,389,662	9,263,031	521,758,650	9,321,307	5,793,441,148	24,378,156

Liabilities
Payables:
Investments in Fund shares purchased	1,467	1,203,151	2,530	2,327,660	46,453	7,980,254	165,000
Investment Division units redeemed	104	1,236,197	—	720,683	418	4,756,110	8,521
Insurance fees due to Jackson	92	239,263	341	47,373	336	626,363	869
Total liabilities	1,663	2,678,611	2,871	3,095,716	47,207	13,362,727	174,390
Net assets	$2,547,987	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766

Investments in Funds, shares outstanding	198,287	140,499,097	596,660	24,304,730	432,762	265,750,732	1,097,676
Investments in Funds, at cost	$2,891,546	$2,007,059,830	$9,905,141	$475,065,442	$10,105,876	$4,806,737,876	$26,261,061

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Investment Income
Dividends	$4,995	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,802	30,275,377	19,708	4,372,048	21,412	80,960,545	55,689
Total expenses	5,802	30,275,377	19,708	4,372,048	21,412	80,960,545	55,689
Net investment income (loss)	(807)	(30,275,377)	(19,708)	(4,372,048)	(21,412)	(80,960,545)	(55,689)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	14,241	—	—	—	—	—	—
Investments	(18,409)	57,151,004	(64,727)	19,232,103	(81,030)	256,365,574	85,739
Net change in unrealized appreciation
(depreciation) on investments	(345,209)	(188,998,721)	(647,087)	(39,435,820)	(834,822)	(409,340,992)	(2,086,866)
Net realized and unrealized gain (loss)	(349,377)	(131,847,717)	(711,814)	(20,203,717)	(915,852)	(152,975,418)	(2,001,127)

Net change in net assets
from operations	$(350,184)	$(162,123,094)	$(731,522)	$(24,575,765)	$(937,264)	$(233,935,963)	$(2,056,816)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Assets
Investments, at fair value	$1,632,856,406	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264	$271,715,053
Receivables:
Investments in Fund shares sold	1,983,216	5,163	2,597,300	1,288	1,161,003	248	147,565
Investment Division units sold	1,276,386	—	2,359,682	55,427	1,310,503	19,568	65,532
Total assets	1,636,116,008	6,469,361	2,014,571,628	7,991,429	1,150,548,574	6,185,080	271,928,150

Liabilities
Payables:
Investments in Fund shares purchased	1,276,386	—	2,359,682	55,427	1,310,503	19,568	65,532
Investment Division units redeemed	1,804,130	4,927	2,372,646	1,000	1,031,179	26	116,978
Insurance fees due to Jackson	179,086	236	224,654	288	129,824	222	30,587
Total liabilities	3,259,602	5,163	4,956,982	56,715	2,471,506	19,816	213,097
Net assets	$1,632,856,406	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264	$271,715,053

Investments in Funds, shares outstanding	129,079,558	505,015	141,422,565	556,042	102,598,487	545,116	25,441,484
Investments in Funds, at cost	$1,699,766,001	$7,487,820	$1,832,745,981	$8,389,602	$1,183,996,687	$6,933,189	$285,827,519

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Investment Income
Dividends	$16,325,734	$69,200	$—	$—	$6,969,878	$42,000	$1,428,931
Expenses
Asset-based charges	25,719,502	17,958	29,421,624	19,430	18,067,445	15,097	4,668,319
Total expenses	25,719,502	17,958	29,421,624	19,430	18,067,445	15,097	4,668,319
Net investment income (loss)	(9,393,768)	51,242	(29,421,624))	(19,430))	(11,097,567)	26,903	(3,239,388)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	16,544,508	57,926	—	—	600,449	2,656	8,423,422
Investments	41,972,368	(73,610))	56,246,720	7,689	28,387,346	(62,946)	9,777,820
Net change in unrealized appreciation
(depreciation) on investments	(336,662,994)	(1,026,456))	(153,130,169))	(456,448))	(231,900,419)	(770,338)	(62,312,252)
Net realized and unrealized gain (loss)	(278,146,118)	(1,042,140))	(96,883,449))	(448,759))	(202,912,624)	(830,628)	(44,111,010)

Net change in net assets
from operations	$(287,539,886)	$(990,898))	$(126,305,073))	$(468,189))	$(214,010,191)	$(803,725)	$(47,350,398)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value	$621,832	$104,656,761	$24,727,926	$3,293,386,734	$9,598,347	$41,031,607	$589,691,515
Receivables:
Investments in Fund shares sold	23	141,632	19,934	3,516,008	760	73,036	689,173
Investment Division units sold	—	78,623	14	1,821,632	210,060	49,778	774,324
Total assets	621,855	104,877,016	24,747,874	3,298,724,374	9,809,167	41,154,421	591,155,012

Liabilities
Payables:
Investments in Fund shares purchased	—	78,623	14	1,821,632	210,060	49,778	774,324
Investment Division units redeemed	—	132,537	17,842	3,153,645	422	69,585	623,130
Insurance fees due to Jackson	23	9,095	2,092	362,363	338	3,451	66,043
Total liabilities	23	220,255	19,948	5,337,640	210,820	122,814	1,463,497
Net assets	$621,832	$104,656,761	$24,727,926	$3,293,386,734	$9,598,347	$41,031,607	$589,691,515

Investments in Funds, shares outstanding	57,365	13,788,770	2,250,039	290,166,232	838,284	4,323,668	83,055,143
Investments in Funds, at cost	$724,315	$134,226,695	$36,353,193	$3,382,786,402	$10,420,343	$43,111,951	$754,327,635

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$4,255	$—	$270,295	$25,506,326	$71,291	$—	$13,917,594
Expenses
Asset-based charges	1,466	1,347,187	293,318	49,918,281	23,194	480,554	10,200,143
Total expenses	1,466	1,347,187	293,318	49,918,281	23,194	480,554	10,200,143
Net investment income (loss)	2,789	(1,347,187)	(23,023)	(24,411,955)	48,097	(480,554)	3,717,451

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	16,200	—	2,810,118	65,238,906	137,386	—	—
Investments	(9,542)	(8,940,527)	(2,802,904)	39,562,297	(15,302)	(440,911)	(16,729,949)
Net change in unrealized appreciation
(depreciation) on investments	(102,620)	(3,090,140)	(2,225,706)	(406,526,971)	(824,243)	(300,964)	(121,782,267)
Net realized and unrealized gain (loss)	(95,962)	(12,030,667)	(2,218,492)	(301,725,768)	(702,159)	(741,875)	(138,512,216)

Net change in net assets
from operations	$(93,173)	$(13,377,854)	$(2,241,515)	$(326,137,723)	$(654,062)	$(1,222,429)	$(134,794,765)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056	$1,415,938
Receivables:
Investments in Fund shares sold	22	3,450,922	308	14,365	288	227,984	52
Investment Division units sold	25,000	3,591,179	186,457	76,819	—	309,217	—
Total assets	639,447	2,172,304,929	8,846,955	34,235,511	243,719	417,909,257	1,415,990

Liabilities
Payables:
Investments in Fund shares purchased	25,000	3,591,179	186,457	76,819	—	309,217	—
Investment Division units redeemed	—	3,204,912	—	11,483	279	180,452	—
Insurance fees due to Jackson	22	246,010	308	2,882	9	47,532	52
Total liabilities	25,022	7,042,101	186,765	91,184	288	537,201	52
Net assets	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056	$1,415,938

Investments in Funds, shares outstanding	85,814	63,702,937	244,155	3,516,409	24,942	29,983,625	99,155
Investments in Funds, at cost	$657,575	$2,048,991,166	$9,978,155	$36,673,671	$264,965	$459,275,105	$1,615,635

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Investment Income
Dividends	$1,312	$—	$—	$—	$—	$7,602,646	$27,019
Expenses
Asset-based charges	350	31,698,940	15,280	367,866	474	6,706,232	3,969
Total expenses	350	31,698,940	15,280	367,866	474	6,706,232	3,969
Net investment income (loss)	962	(31,698,940)	(15,280)	(367,866)	(474)	896,414	23,050

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	189,967,863	553,595	1,092,346	7,216	—	—
Investments	(2,225)	129,002,288	(125,386)	168,157	(1,301)	6,602,517	(46,383)
Net change in unrealized appreciation
(depreciation) on investments	(43,150)	(318,025,327)	(1,321,779)	(4,849,972)	(21,557)	(102,417,448)	(206,447)
Net realized and unrealized gain (loss)	(45,375)	944,824	(893,570)	(3,589,469)	(15,642)	(95,814,931)	(252,830)

Net change in net assets
from operations	$(44,413)	$(30,754,116)	$(908,850)	$(3,957,335)	$(16,116)	$(94,918,517)	$(229,780)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463	$114,807,412
Receivables:
Investments in Fund shares sold	750,340	89	40,482	182	26,535	100	26,042
Investment Division units sold	411,809	—	308,025	20,000	131,896	—	83,776
Total assets	113,644,677	2,426,787	81,739,223	1,001,195	148,717,608	2,700,563	114,917,230

Liabilities
Payables:
Investments in Fund shares purchased	411,809	—	308,025	20,000	131,896	—	83,776
Investment Division units redeemed	738,223	—	31,687	147	10,426	—	13,931
Insurance fees due to Jackson	12,117	89	8,795	35	16,109	100	12,111
Total liabilities	1,162,149	89	348,507	20,182	158,431	100	109,818
Net assets	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463	$114,807,412

Investments in Funds, shares outstanding	10,386,198	223,247	8,139,072	98,992	15,283,866	276,971	11,643,754
Investments in Funds, at cost	$120,148,966	$2,624,620	$86,680,543	$1,054,373	$161,638,000	$2,971,471	$123,243,315

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$3,446,944	$46,255	$—	$—	$—
Expenses
Asset-based charges	861,393	4,475	925,406	1,975	1,569,203	7,504	1,253,437
Total expenses	861,393	4,475	925,406	1,975	1,569,203	7,504	1,253,437
Net investment income (loss)	(861,393)	(4,475)	2,521,538	44,280	(1,569,203)	(7,504)	(1,253,437)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	553,815	5,811	20,476	414	11,573
Investments	643,406	(11,128)	(235,436)	(1,334)	(181,299)	(3,273)	(153,061)
Net change in unrealized appreciation
(depreciation) on investments	(8,311,945)	(197,834)	(5,452,855)	(73,350)	(15,119,375)	(269,644)	(9,489,266)
Net realized and unrealized gain (loss)	(7,668,539)	(208,962)	(5,134,476)	(68,873)	(15,280,198)	(272,503)	(9,630,754)

Net change in net assets
from operations	$(8,529,932)	$(213,437)	$(2,612,938)	$(24,593)	$(16,849,401)	$(280,007)	$(10,884,191)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value	$3,758,995	$910,822,839	$3,682,515	$73,218,975	$1,940,376	$2,581,224,405	$3,757,430
Receivables:
Investments in Fund shares sold	133	876,078	628	283,714	71	4,847,206	135
Investment Division units sold	40,038	1,158,243	—	419,620	3,750	1,320,614	—
Total assets	3,799,166	912,857,160	3,683,143	73,922,309	1,944,197	2,587,392,225	3,757,565

Liabilities
Payables:
Investments in Fund shares purchased	40,038	1,158,243	—	419,620	3,750	1,320,614	—
Investment Division units redeemed	—	776,891	493	277,155	—	4,555,295	—
Insurance fees due to Jackson	133	99,187	135	6,559	71	291,911	135
Total liabilities	40,171	2,034,321	628	703,334	3,821	6,167,820	135
Net assets	$3,758,995	$910,822,839	$3,682,515	$73,218,975	$1,940,376	$2,581,224,405	$3,757,430

Investments in Funds, shares outstanding	379,313	73,930,425	281,753	9,867,786	261,154	205,675,251	277,711
Investments in Funds, at cost	$4,040,177	$859,152,407	$4,177,673	$96,761,172	$2,519,690	$2,614,846,242	$3,797,618

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Investment Income
Dividends	$—	$9,546,700	$36,833	$264,188	$10,430	$27,145,964	$31,595
Expenses
Asset-based charges	9,842	13,954,176	9,093	696,029	4,180	38,272,384	7,461
Total expenses	9,842	13,954,176	9,093	696,029	4,180	38,272,384	7,461
Net investment income (loss)	(9,842)	(4,407,476)	27,740	(431,841)	6,250	(11,126,420)	24,134

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	356	16,755,754	51,540	12,236,153	253,728	38,326,125	35,366
Investments	(4,557)	50,355,584	(9,526)	(246,664)	(18,487)	1,066,002	(677)
Net change in unrealized appreciation
(depreciation) on investments	(280,627)	(151,121,827)	(497,271)	(24,179,062)	(579,588)	(81,991,119)	(40,688)
Net realized and unrealized gain (loss)	(284,828)	(84,010,489)	(455,257)	(12,189,573)	(344,347)	(42,598,992)	(5,999)

Net change in net assets
from operations	$(294,670)	$(88,417,965)	$(427,517)	$(12,621,414)	$(338,097)	$(53,725,412)	$18,135

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value	$12,566,553	$837,171	$802,439,388	$5,362,943	$861,074,473	$4,648,183	$42,761,125
Receivables:
Investments in Fund shares sold	44,398	30	860,314	196	1,836,984	168	452,692
Investment Division units sold	128,433	8,003	1,544,373	9,375	1,137,083	156	410,157
Total assets	12,739,384	845,204	804,844,075	5,372,514	864,048,540	4,648,507	43,623,974

Liabilities
Payables:
Investments in Fund shares purchased	128,433	8,003	1,544,373	9,375	1,137,083	156	410,157
Investment Division units redeemed	43,259	—	774,064	—	1,746,600	—	448,942
Insurance fees due to Jackson	1,139	30	86,250	196	90,384	168	3,750
Total liabilities	172,831	8,033	2,404,687	9,571	2,974,067	324	862,849
Net assets	$12,566,553	$837,171	$802,439,388	$5,362,943	$861,074,473	$4,648,183	$42,761,125

Investments in Funds, shares outstanding	1,182,178	80,112	64,608,646	431,105	80,700,513	436,040	4,714,567
Investments in Funds, at cost	$12,796,496	$858,640	$933,036,727	$6,395,896	$871,579,475	$4,699,991	$45,929,912

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$—	$11,670	$6,820,474	$50,130	$27,150,380	$144,780	$—
Expenses
Asset-based charges	120,330	1,690	10,243,152	13,889	10,351,703	13,764	457,332
Total expenses	120,330	1,690	10,243,152	13,889	10,351,703	13,764	457,332
Net investment income (loss)	(120,330)	9,980	(3,422,678)	36,241	16,798,677	131,016	(457,332)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	172,870	8,468	104,760,974	605,516	—	—	—
Investments	(50,329)	(2,464)	4,663,186	(99,703)	(1,328,743)	12,186	(500,353)
Net change in unrealized appreciation
(depreciation) on investments	(442,517)	(21,364)	(167,209,927)	(1,035,567)	(10,720,378)	(52,046)	(2,977,319)
Net realized and unrealized gain (loss)	(319,976)	(15,360)	(57,785,767)	(529,754)	(12,049,121)	(39,860)	(3,477,672)

Net change in net assets
from operations	$(440,306)	$(5,380)	$(61,208,445)	$(493,513)	$4,749,556	$91,156	$(3,935,004)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Assets
Investments, at fair value	$830,249	$24,125,759	$68,068	$129,488,997	$602,814	$665,848,788	$881,887
Receivables:
Investments in Fund shares sold	250	134,630	3	153,896	22	863,851	392
Investment Division units sold	6,002	123	—	901,239	192	216,226	—
Total assets	836,501	24,260,512	68,071	130,544,132	603,028	666,928,865	882,279

Liabilities
Payables:
Investments in Fund shares purchased	6,002	123	—	901,239	192	216,226	—
Investment Division units redeemed	221	132,595	—	141,957	—	792,037	360
Insurance fees due to Jackson	29	2,035	3	11,939	22	71,814	32
Total liabilities	6,252	134,753	3	1,055,135	214	1,080,077	392
Net assets	$830,249	$24,125,759	$68,068	$129,488,997	$602,814	$665,848,788	$881,887

Investments in Funds, shares outstanding	91,136	2,248,440	6,083	12,498,938	58,075	52,719,619	69,440
Investments in Funds, at cost	$872,607	$26,338,857	$76,774	$147,687,833	$702,868	$736,743,834	$948,803

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Investment Income
Dividends	$—	$1,570,300	$4,657	$1,631,599	$7,744	$23,435,507	$31,464
Expenses
Asset-based charges	2,054	292,124	134	1,579,837	1,481	10,428,860	2,647
Total expenses	2,054	292,124	134	1,579,837	1,481	10,428,860	2,647
Net investment income (loss)	(2,054)	1,278,176	4,523	51,762	6,263	13,006,647	28,817

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	8,983,309	36,387	—	—
Investments	(5,546)	83,819	(356)	888,439	(6,326)	(8,581,182)	(1,531)
Net change in unrealized appreciation
(depreciation) on investments	(42,408)	(4,395,779)	(8,706)	(26,491,666)	(100,178)	(64,180,186)	(67,105)
Net realized and unrealized gain (loss)	(47,954)	(4,311,960)	(9,062)	(16,619,918)	(70,117)	(72,761,368)	(68,636)

Net change in net assets
from operations	$(50,008)	$(3,033,784)	$(4,539)	$(16,568,156)	$(63,854)	$(59,754,721)	$(39,819)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value	$1,430,983,790	$597,574	$1,102,524,799	$1,030,538	$402,290,684	$477,260	$619,824,842
Receivables:
Investments in Fund shares sold	1,322,083	22	953,661	35	523,360	18	1,482,058
Investment Division units sold	790,150	—	1,253,516	170	315,806	—	805,391
Total assets	1,433,096,023	597,596	1,104,731,976	1,030,743	403,129,850	477,278	622,112,291

Liabilities
Payables:
Investments in Fund shares purchased	790,150	—	1,253,516	170	315,806	—	805,391
Investment Division units redeemed	1,159,523	—	826,055	—	477,217	—	1,414,287
Insurance fees due to Jackson	162,560	22	127,606	35	46,143	18	67,771
Total liabilities	2,112,233	22	2,207,177	205	839,166	18	2,287,449
Net assets	$1,430,983,790	$597,574	$1,102,524,799	$1,030,538	$402,290,684	$477,260	$619,824,842

Investments in Funds, shares outstanding	129,971,280	54,030	87,156,111	81,145	43,257,063	51,153	57,338,098
Investments in Funds, at cost	$1,614,744,116	$682,512	$941,392,980	$1,140,556	$454,528,090	$584,290	$634,874,080

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$24,368,315	$11,567	$—	$—	$8,978,009	$11,743	$—
Expenses
Asset-based charges	23,861,237	1,629	18,459,433	2,043	6,841,516	1,345	8,926,545
Total expenses	23,861,237	1,629	18,459,433	2,043	6,841,516	1,345	8,926,545
Net investment income (loss)	507,078	9,938	(18,459,433)	(2,043)	2,136,493	10,398	(8,926,545)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	52,734,925	21,148	—	—	21,969,131	24,013	—
Investments	590,180	(2,923)	61,668,595	1,670	7,175,898	(1,049)	(7,027,893)
Net change in unrealized appreciation
(depreciation) on investments	(218,229,309)	(84,988)	(177,484,432)	(110,033)	(108,988,605)	(107,707)	11,360,949
Net realized and unrealized gain (loss)	(164,904,204)	(66,763)	(115,815,837)	(108,363)	(79,843,576)	(84,743)	4,333,056

Net change in net assets
from operations	$(164,397,126)	$(56,825)	$(134,275,270)	$(110,406)	$(77,707,083)	$(74,345)	$(4,593,489)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Assets
Investments, at fair value	$1,173,116	$1,607,799,513	$1,210,514	$516,457,359	$1,135,735	$531,897,847	$359,835
Receivables:
Investments in Fund shares sold	212	1,557,696	115	313,193	42	482,830	13
Investment Division units sold	—	2,103,359	1,518	733,461	—	230,242	—
Total assets	1,173,328	1,611,460,568	1,212,147	517,504,013	1,135,777	532,610,919	359,848

Liabilities
Payables:
Investments in Fund shares purchased	—	2,103,359	1,518	733,461	—	230,242	—
Investment Division units redeemed	169	1,378,260	70	256,288	—	421,367	—
Insurance fees due to Jackson	43	179,436	45	56,905	42	61,463	13
Total liabilities	212	3,661,055	1,633	1,046,654	42	713,072	13
Net assets	$1,173,116	$1,607,799,513	$1,210,514	$516,457,359	$1,135,735	$531,897,847	$359,835

Investments in Funds, shares outstanding	107,527	146,965,221	115,728	60,404,369	131,299	52,663,153	35,278
Investments in Funds, at cost	$1,162,375	$1,662,013,271	$1,321,896	$600,674,797	$1,389,060	$559,165,128	$409,727

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Investment Income
Dividends	$—	$77,512,819	$56,611	$14,982,250	$25,552	$7,114,624	$4,917
Expenses
Asset-based charges	2,646	24,542,284	3,463	8,853,064	3,103	8,805,281	844
Total expenses	2,646	24,542,284	3,463	8,853,064	3,103	8,805,281	844
Net investment income (loss)	(2,646)	52,970,535	53,148	6,129,186	22,449	(1,690,657)	4,073

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	26,343,588	41,202	20,555,986	10,894
Investments	1,637	19,750,045	(8,589)	14,354,388	(25,994)	11,130,297	1,371
Net change in unrealized appreciation
(depreciation) on investments	11,080	(169,161,110)	(111,735)	(186,868,777)	(257,121)	(91,343,759)	(50,179)
Net realized and unrealized gain (loss)	12,717	(149,411,065)	(120,324)	(146,170,801)	(241,913)	(59,657,476)	(37,914)

Net change in net assets
from operations	$10,071	$(96,440,530)	$(67,176)	$(140,041,615)	$(219,464)	$(61,348,133)	$(33,841)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Assets
Investments, at fair value	$803,002,659	$1,441,372	$116,819,023	$17,663,473	$1,710,201	$384,351,275	$1,885,145
Receivables:
Investments in Fund shares sold	1,934,129	381	217,183	10,372	268	321,482	68
Investment Division units sold	167,953	—	71,613	46,750	—	426,023	—
Total assets	805,104,741	1,441,753	117,107,819	17,720,595	1,710,469	385,098,780	1,885,213

Liabilities
Payables:
Investments in Fund shares purchased	167,953	—	71,613	46,750	—	426,023	—
Investment Division units redeemed	1,841,898	328	204,944	8,572	205	282,685	—
Insurance fees due to Jackson	92,231	53	12,239	1,800	63	38,797	68
Total liabilities	2,102,082	381	288,796	57,122	268	747,505	68
Net assets	$803,002,659	$1,441,372	$116,819,023	$17,663,473	$1,710,201	$384,351,275	$1,885,145

Investments in Funds, shares outstanding	71,760,738	126,436	11,115,035	1,975,780	190,446	41,641,525	203,799
Investments in Funds, at cost	$850,328,574	$1,462,923	$131,268,557	$18,560,722	$1,833,900	$483,971,916	$2,330,657

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Investment Income
Dividends	$21,520,250	$35,149	$294,242	$—	$—	$3,245,577	$17,768
Expenses
Asset-based charges	11,953,595	3,447	1,728,604	85,292	3,559	6,075,169	5,048
Total expenses	11,953,595	3,447	1,728,604	85,292	3,559	6,075,169	5,048
Net investment income (loss)	9,566,655	31,702	(1,434,362)	(85,292)	(3,559)	(2,829,592)	12,720

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	10,064,394	44,480
Investments	(9,592,777)	(4,749)	(3,637,898)	(273,946)	(13,848)	(4,466,125)	(20,317)
Net change in unrealized appreciation
(depreciation) on investments	(26,781,032)	(21,738)	(9,019,893)	(994,745)	(128,549)	(115,551,214)	(445,734)
Net realized and unrealized gain (loss)	(36,373,809)	(26,487)	(12,657,791)	(1,268,691)	(142,397)	(109,952,945)	(421,571)

Net change in net assets
from operations	$(26,807,154)	$5,215	$(14,092,153)	$(1,353,983)	$(145,956)	$(112,782,537)	$(408,851)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Assets
Investments, at fair value	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089	$1,052,659,910
Receivables:
Investments in Fund shares sold	880	1	705,354	10	115,035	472	1,519,743
Investment Division units sold	30,355	7,500	1,200,594	8,958	124,051	21,600	516,208
Total assets	3,026,105	38,645	477,448,345	300,167	47,845,757	925,161	1,054,695,861

Liabilities
Payables:
Investments in Fund shares purchased	30,355	7,500	1,200,594	8,958	124,051	21,600	516,208
Investment Division units redeemed	561	—	652,019	—	109,879	439	1,402,540
Insurance fees due to Jackson	319	1	53,335	10	5,156	33	117,203
Total liabilities	31,235	7,501	1,905,948	8,968	239,086	22,072	2,035,951
Net assets	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089	$1,052,659,910

Investments in Funds, shares outstanding	318,942	3,313	54,912,517	33,280	4,990,217	94,268	118,542,783
Investments in Funds, at cost	$3,185,175	$32,693	$469,653,713	$304,204	$50,864,187	$959,272	$1,181,469,538

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(b)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Investment Income
Dividends	$—	$—	$2,225,390	$1,486	$167,255	$3,391	$44,457,984
Expenses
Asset-based charges	7,228	21	8,300,504	269	346,193	1,960	16,091,469
Total expenses	7,228	21	8,300,504	269	346,193	1,960	16,091,469
Net investment income (loss)	(7,228)	(21)	(6,075,114)	1,217	(178,938)	1,431	28,366,515

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	8,630,314
Investments	(56,168)	—	37,631,802	(294)	(62,549)	2,633	(11,800,517)
Net change in unrealized appreciation
(depreciation) on investments	(190,305)	(1,549)	(143,942,589)	(13,005)	(3,393,675)	(56,388)	(116,931,296)
Net realized and unrealized gain (loss)	(246,473)	(1,549)	(106,310,787)	(13,299)	(3,456,224)	(53,755)	(120,101,499)

Net change in net assets
from operations	$(253,701)	$(1,570)	$(112,385,901)	$(12,082)	$(3,635,162)	$(52,324)	$(91,734,984)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I
Assets
Investments, at fair value	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605	$18,949,696	$779,117
Receivables:
Investments in Fund shares sold	9	678,283	5,581	1,118,277	234	123,259	29
Investment Division units sold	1,518	703,081	—	2,118,701	31,826	90,233	—
Total assets	258,530	767,922,989	1,782,289	1,454,835,687	6,463,665	19,163,188	779,146

Liabilities
Payables:
Investments in Fund shares purchased	1,518	703,081	—	2,118,701	31,826	90,233	—
Investment Division units redeemed	—	594,195	5,516	958,836	—	121,212	—
Insurance fees due to Jackson	9	84,088	65	159,441	234	2,047	29
Total liabilities	1,527	1,381,364	5,581	3,236,978	32,060	213,492	29
Net assets	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605	$18,949,696	$779,117

Investments in Funds, shares outstanding	28,493	65,460,429	143,747	67,359,569	286,613	1,982,186	81,498
Investments in Funds, at cost	$271,437	$812,451,967	$2,044,992	$1,483,006,447	$7,880,167	$19,301,698	$806,218

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A(b)	JNL/JPMorgan Hedged Equity Fund - Class I(b)
Investment Income
Dividends	$5,619	$17,596,819	$38,173	$—	$—	$51,807	$2,461
Expenses
Asset-based charges	187	12,299,589	5,835	22,767,405	18,806	33,449	817
Total expenses	187	12,299,589	5,835	22,767,405	18,806	33,449	817
Net investment income (loss)	5,432	5,297,230	32,338	(22,767,405)	(18,806)	18,358	1,644

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,008	—	—	78,177,106	310,821	33,601	1,388
Investments	(2,672)	16,046,177	(19,968)	75,507,038	(42,136)	(24,192)	(26)
Net change in unrealized appreciation
(depreciation) on investments	(14,434)	(175,165,915)	(270,346)	(310,537,717)	(1,453,323)	(352,002)	(27,101)
Net realized and unrealized gain (loss)	(16,098)	(159,119,738)	(290,314)	(156,853,573)	(1,184,638)	(342,593)	(25,739)

Net change in net assets
from operations	$(10,666)	$(153,822,508)	$(257,976)	$(179,620,978)	$(1,203,444)	$(324,235)	$(24,095)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Assets
Investments, at fair value	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203	$339,582,744	$2,701,094	$56,687,007
Receivables:
Investments in Fund shares sold	1,564,109	386	1,068,235	162	360,375	99	134,066
Investment Division units sold	1,339,874	494	579,284	25,000	792,527	1,409	183,300
Total assets	1,334,370,576	6,259,184	781,691,931	4,593,365	340,735,646	2,702,602	57,004,373

Liabilities
Payables:
Investments in Fund shares purchased	1,339,874	494	579,284	25,000	792,527	1,409	183,300
Investment Division units redeemed	1,419,335	157	982,434	—	324,787	—	129,071
Insurance fees due to Jackson	144,774	229	85,801	162	35,588	99	4,995
Total liabilities	2,903,983	880	1,647,519	25,162	1,152,902	1,508	317,366
Net assets	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203	$339,582,744	$2,701,094	$56,687,007

Investments in Funds, shares outstanding	45,042,848	205,595	61,420,820	341,931	36,951,332	293,278	4,751,635
Investments in Funds, at cost	$1,433,440,429	$7,480,669	$814,356,750	$4,566,779	$375,736,822	$3,119,024	$58,229,364

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Investment Income
Dividends	$—	$—	$22,551,785	$78,346	$5,994,178	$54,540	$111,782
Expenses
Asset-based charges	20,000,413	16,545	9,987,347	6,265	4,999,157	7,650	556,446
Total expenses	20,000,413	16,545	9,987,347	6,265	4,999,157	7,650	556,446
Net investment income (loss)	(20,000,413)	(16,545)	12,564,438	72,081	995,021	46,890	(444,664)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	141,358,786	564,130	1,801,040	5,628	—	—	—
Investments	51,209,781	(60,928)	(10,514,208)	(2,297)	3,387,620	(59,552)	1,124,934
Net change in unrealized appreciation
(depreciation) on investments	(269,978,237)	(1,225,178)	(10,886,315)	1,424	(85,360,048)	(420,585)	(7,658,438)
Net realized and unrealized gain (loss)	(77,409,670)	(721,976)	(19,599,483)	4,755	(81,972,428)	(480,137)	(6,533,504)

Net change in net assets
from operations	$(97,410,083)	$(738,521)	$(7,035,045)	$76,836	$(80,977,407)	$(433,247)	$(6,978,168)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value	$625,073	$364,355	$369,264,840	$783,455,992	$2,248,326	$1,054,589,772	$2,193,371
Receivables:
Investments in Fund shares sold	23	33	387,968	2,145,858	80	1,249,202	80
Investment Division units sold	—	—	307,001	1,356,815	49,535	1,175,461	660
Total assets	625,096	364,388	369,959,809	786,958,665	2,297,941	1,057,014,435	2,194,111

Liabilities
Payables:
Investments in Fund shares purchased	—	—	307,001	1,356,815	49,535	1,175,461	660
Investment Division units redeemed	—	—	345,276	2,059,550	—	1,131,523	—
Insurance fees due to Jackson	23	33	42,692	86,308	80	117,679	80
Total liabilities	23	33	694,969	3,502,673	49,615	2,424,663	740
Net assets	$625,073	$364,355	$369,264,840	$783,455,992	$2,248,326	$1,054,589,772	$2,193,371

Investments in Funds, shares outstanding	52,307	41,217	29,283,492	68,543,831	189,732	52,597,994	107,255
Investments in Funds, at cost	$701,543	$402,017	$311,702,302	$808,328,417	$2,263,752	$1,019,534,947	$2,427,567

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Investment Income
Dividends	$2,339	$—	$—	$16,741,894	$47,518	$7,744,147	$16,535
Expenses
Asset-based charges	1,871	1,019	6,107,666	10,704,765	6,477	15,803,225	4,257
Total expenses	1,871	1,019	6,107,666	10,704,765	6,477	15,803,225	4,257
Net investment income (loss)	468	(1,019)	(6,107,666)	6,037,129	41,041	(8,059,078)	12,278

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	20,556,227	30,352
Investments	(298)	(1,407)	25,901,630	(5,830,956)	(1,571)	44,168,767	(21,364)
Net change in unrealized appreciation
(depreciation) on investments	(76,899)	(37,662)	(61,227,040)	(16,240,033)	(16,285)	(95,109,525)	(234,232)
Net realized and unrealized gain (loss)	(77,197)	(39,069)	(35,325,410)	(22,070,989)	(17,856)	(30,384,531)	(225,244)

Net change in net assets
from operations	$(76,729)	$(40,088)	$(41,433,076)	$(16,033,860)	$23,185	$(38,443,609)	$(212,966)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Assets
Investments, at fair value	$60,734,662	$442,507	$768,056,389	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785
Receivables:
Investments in Fund shares sold	85,411	16	1,100,616	46	1,181,394	158	1,154,952
Investment Division units sold	291,311	2,024	451,813	—	1,295,444	18,546	1,893,821
Total assets	61,111,384	444,547	769,608,818	1,246,225	1,013,426,561	4,430,509	1,004,509,558

Liabilities
Payables:
Investments in Fund shares purchased	291,311	2,024	451,813	—	1,295,444	18,546	1,893,821
Investment Division units redeemed	78,683	—	1,012,270	—	1,067,965	—	1,041,981
Insurance fees due to Jackson	6,728	16	88,346	46	113,429	158	112,971
Total liabilities	376,722	2,040	1,552,429	46	2,476,838	18,704	3,048,773
Net assets	$60,734,662	$442,507	$768,056,389	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785

Investments in Funds, shares outstanding	6,287,232	45,619	28,928,678	46,726	103,263,506	447,899	49,724,964
Investments in Funds, at cost	$64,319,855	$463,727	$608,959,058	$1,326,167	$1,054,307,662	$4,934,799	$1,328,035,652

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$19,363,383	$77,688	$36,918,999
Expenses
Asset-based charges	364,357	1,223	11,800,684	2,812	16,876,917	10,453	18,514,683
Total expenses	364,357	1,223	11,800,684	2,812	16,876,917	10,453	18,514,683
Net investment income (loss)	(364,357)	(1,223)	(11,800,684)	(2,812)	2,486,466	67,235	18,404,316

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(322,699)	(5,647)	84,077,327	(6,604)	34,801,354	(49,479)	(15,878,812)
Net change in unrealized appreciation
(depreciation) on investments	(3,844,542)	(23,832)	(116,549,491)	(80,196)	(251,888,087)	(530,877)	(279,939,735)
Net realized and unrealized gain (loss)	(4,167,241)	(29,479)	(32,472,164)	(86,800)	(217,086,733)	(580,356)	(295,818,547)

Net change in net assets
from operations	$(4,531,598)	$(30,702)	$(44,272,848)	$(89,612)	$(214,600,267)	$(513,121)	$(277,414,231)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I
Assets
Investments, at fair value	$1,522,614	$319,616,278	$193,990	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100
Receivables:
Investments in Fund shares sold	56	286,340	7	1,849,853	131	3,217,074	395
Investment Division units sold	2,158	92,066	—	1,269,603	4,594	2,383,152	52,248
Total assets	1,524,828	319,994,684	193,997	1,081,033,443	3,590,665	2,821,636,203	6,425,743

Liabilities
Payables:
Investments in Fund shares purchased	2,158	92,066	—	1,269,603	4,594	2,383,152	52,248
Investment Division units redeemed	—	251,219	—	1,729,585	—	2,901,536	167
Insurance fees due to Jackson	56	35,121	7	120,268	131	315,538	228
Total liabilities	2,214	378,406	7	3,119,456	4,725	5,600,226	52,643
Net assets	$1,522,614	$319,616,278	$193,990	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100

Investments in Funds, shares outstanding	74,310	28,716,647	17,259	93,568,923	310,202	107,318,444	241,588
Investments in Funds, at cost	$1,974,837	$366,782,291	$201,153	$1,119,764,579	$4,271,841	$2,619,633,827	$6,735,318

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(a)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I
Investment Income
Dividends	$51,872	$12,421,371	$1,123	$15,717,994	$55,875	$26,380,013	$50,487
Expenses
Asset-based charges	4,422	5,431,602	90	18,421,933	9,682	39,340,385	10,291
Total expenses	4,422	5,431,602	90	18,421,933	9,682	39,340,385	10,291
Net investment income (loss)	47,450	6,989,769	1,033	(2,703,939)	46,193	(12,960,372)	40,196

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	34,112,312	103,317	44,080,396	65,114
Investments	(8,202)	(985,142)	(260)	54,789,740	(76,770)	70,277,626	(2,314)
Net change in unrealized appreciation
(depreciation) on investments	(452,501)	(72,322,371)	(7,163)	(285,538,997)	(687,653)	(12,956,383)	(362,290)
Net realized and unrealized gain (loss)	(460,703)	(73,307,513)	(7,423)	(196,636,945)	(661,106)	101,401,639	(299,490)

Net change in net assets
from operations	$(413,253)	$(66,317,744)	$(6,390)	$(199,340,884)	$(614,913)	$88,441,267	$(259,294)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I
Assets
Investments, at fair value	$782,567,053	$27,204,943	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331
Receivables:
Investments in Fund shares sold	769,797	9,964	20	3,446,453	269	1,910,462	4,129
Investment Division units sold	47,368	29,756	—	2,984,301	23,545	2,480,189	20,007
Total assets	783,384,218	27,244,663	529,562	2,201,397,607	7,484,834	1,266,391,730	5,830,467

Liabilities
Payables:
Investments in Fund shares purchased	47,368	29,756	—	2,984,301	23,545	2,480,189	20,007
Investment Division units redeemed	681,742	7,035	—	3,200,294	—	1,771,614	3,919
Insurance fees due to Jackson	88,055	2,929	20	246,159	269	138,848	210
Total liabilities	817,165	39,720	20	6,430,754	23,814	4,390,651	24,136
Net assets	$782,567,053	$27,204,943	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331

Investments in Funds, shares outstanding	58,053,936	2,979,731	57,747	146,722,383	488,287	105,606,785	465,251
Investments in Funds, at cost	$684,815,945	$31,674,189	$603,491	$1,865,039,091	$8,345,456	$1,435,839,349	$7,062,569

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$10,345,347	$35,907	$47,828,591	$197,830
Expenses
Asset-based charges	12,447,721	478,440	1,686	33,946,514	16,231	19,767,998	15,688
Total expenses	12,447,721	478,440	1,686	33,946,514	16,231	19,767,998	15,688
Net investment income (loss)	(12,447,721)	(478,440)	(1,686)	(23,601,167)	19,676	28,060,593	182,142

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	27,557,637	67,955	96,422,486	366,484
Investments	44,415,601	(1,043,596)	(2,786)	163,396,185	(43,566)	30,862,642	(60,337)
Net change in unrealized appreciation
(depreciation) on investments	(109,810,973)	(5,150,085)	(74,334)	(238,685,760)	(887,642)	(379,668,586)	(1,268,960)
Net realized and unrealized gain (loss)	(65,395,372)	(6,193,681)	(77,120)	(47,731,938)	(863,253)	(252,383,458)	(962,813)

Net change in net assets
from operations	$(77,843,093)	$(6,672,121)	$(78,806)	$(71,333,105)	$(843,577)	$(224,322,865)	$(780,671)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A
Assets
Investments, at fair value	$2,498,351,857	$4,930,552	$15,357,718	$310,032	$27,390,459	$143,060	$301,649,568
Receivables:
Investments in Fund shares sold	2,992,082	178	4,984	11	4,200	5	225,496
Investment Division units sold	727,807	—	9,938	—	17,888	—	67,059
Total assets	2,502,071,746	4,930,730	15,372,640	310,043	27,412,547	143,065	301,942,123

Liabilities
Payables:
Investments in Fund shares purchased	727,807	—	9,938	—	17,888	—	67,059
Investment Division units redeemed	2,696,141	—	3,344	—	1,589	—	190,220
Insurance fees due to Jackson	295,941	178	1,640	11	2,611	5	35,276
Total liabilities	3,719,889	178	14,922	11	22,088	5	292,555
Net assets	$2,498,351,857	$4,930,552	$15,357,718	$310,032	$27,390,459	$143,060	$301,649,568

Investments in Funds, shares outstanding	181,698,317	357,286	1,767,286	35,554	2,596,252	13,547	13,636,961
Investments in Funds, at cost	$2,200,185,557	$5,708,285	$18,314,342	$365,847	$28,709,683	$158,456	$302,015,885

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A
Investment Income
Dividends	$66,001,852	$130,503	$—	$—	$2,410	$27	$11,945,918
Expenses
Asset-based charges	43,956,880	12,347	715,409	1,263	269,002	359	5,041,921
Total expenses	43,956,880	12,347	715,409	1,263	269,002	359	5,041,921
Net investment income (loss)	22,044,972	118,156	(715,409)	(1,263)	(266,592)	(332)	6,903,997

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	84,257	469	36,142,203
Investments	151,921,620	8,852	(5,450,665)	(9,260)	172,538	80	20,050,498
Net change in unrealized appreciation
(depreciation) on investments	(483,268,646)	(791,778)	(4,502,618)	(55,815)	(1,932,448)	(15,396)	(96,835,577)
Net realized and unrealized gain (loss)	(331,347,026)	(782,926)	(9,953,283)	(65,075)	(1,675,653)	(14,847)	(40,642,876)

Net change in net assets
from operations	$(309,302,054)	$(664,770)	$(10,668,692)	$(66,338)	$(1,942,245)	$(15,179)	$(33,738,879)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I
Assets
Investments, at fair value	$1,510,825	$2,302,485,746	$10,669,707	$208,937,470	$148,699	$43,080,654	$1,855,561
Receivables:
Investments in Fund shares sold	1,395	2,753,146	780	190,422	6	14,921	1,596
Investment Division units sold	—	3,052,505	32,740	68,759	—	306,566	—
Total assets	1,512,220	2,308,291,397	10,703,227	209,196,651	148,705	43,402,141	1,857,157

Liabilities
Payables:
Investments in Fund shares purchased	—	3,052,505	32,740	68,759	—	306,566	—
Investment Division units redeemed	1,339	2,496,312	395	167,557	—	10,272	1,527
Insurance fees due to Jackson	56	256,834	385	22,865	6	4,649	69
Total liabilities	1,395	5,805,651	33,520	259,181	6	321,487	1,596
Net assets	$1,510,825	$2,302,485,746	$10,669,707	$208,937,470	$148,699	$43,080,654	$1,855,561

Investments in Funds, shares outstanding	68,086	102,287,239	721,414	15,697,781	11,048	4,445,888	191,492
Investments in Funds, at cost	$1,838,090	$2,187,810,516	$11,923,046	$233,253,300	$156,641	$45,263,496	$1,914,877

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(a)	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I
Investment Income
Dividends	$52,836	$7,426,183	$70,153	$10,752,183	$2,057	$—	$—
Expenses
Asset-based charges	3,606	33,262,082	27,846	3,481,474	84	255,561	5,143
Total expenses	3,606	33,262,082	27,846	3,481,474	84	255,561	5,143
Net investment income (loss)	49,230	(25,835,899)	42,307	7,270,709	1,973	(255,561)	(5,143)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	149,932	16,109,432	100,697	6,074,212	1,103	—	—
Investments	(30,069)	89,422,328	33,165	3,566,499	(933)	(32,517)	6,013
Net change in unrealized appreciation
(depreciation) on investments	(327,732)	(166,004,917)	(1,257,359)	(57,896,450)	(7,942)	(2,198,834)	(59,918)
Net realized and unrealized gain (loss)	(207,869)	(60,473,157)	(1,123,497)	(48,255,739)	(7,772)	(2,231,351)	(53,905)

Net change in net assets
from operations	$(158,639)	$(86,309,056)	$(1,081,190)	$(40,985,030)	$(5,799)	$(2,486,912)	$(59,048)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A
Assets
Investments, at fair value	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262	$6,338,019,895
Receivables:
Investments in Fund shares sold	203,009	48	18,926	40	3,726,268	324	9,419,318
Investment Division units sold	1,119,729	—	746,595	—	5,323,858	12,720	9,598,950
Total assets	131,600,890	1,346,540	33,128,193	1,101,418	2,258,973,979	8,519,306	6,357,038,163

Liabilities
Payables:
Investments in Fund shares purchased	1,119,729	—	746,595	—	5,323,858	12,720	9,598,950
Investment Division units redeemed	188,001	—	15,542	—	3,478,235	15	8,718,494
Insurance fees due to Jackson	15,008	48	3,384	40	248,033	309	700,824
Total liabilities	1,322,738	48	765,521	40	9,050,126	13,044	19,018,268
Net assets	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262	$6,338,019,895

Investments in Funds, shares outstanding	12,290,392	126,550	3,360,610	114,132	125,694,070	465,332	325,193,427
Investments in Funds, at cost	$144,543,568	$1,465,694	$35,463,568	$1,198,038	$2,418,679,553	$10,168,844	$5,899,748,947

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$22,988,814	$88,883	$94,627,469
Expenses
Asset-based charges	806,594	2,669	222,851	2,326	35,839,232	19,861	93,248,812
Total expenses	806,594	2,669	222,851	2,326	35,839,232	19,861	93,248,812
Net investment income (loss)	(806,594)	(2,669)	(222,851)	(2,326)	(12,850,418)	69,022	1,378,657

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	138,251,739	425,131	349,230,787
Investments	(965,686)	757	(291,144)	(4,276)	67,990,468	(88,886)	300,454,966
Net change in unrealized appreciation
(depreciation) on investments	(14,647,902)	(119,292)	(3,248,272)	(96,739)	(523,809,041)	(1,667,197)	(1,070,596,152)
Net realized and unrealized gain (loss)	(15,613,588)	(118,535)	(3,539,416)	(101,015)	(317,566,834)	(1,330,952)	(420,910,399)

Net change in net assets
from operations	$(16,420,182)	$(121,204)	$(3,762,267)	$(103,341)	$(330,417,252)	$(1,261,930)	$(419,531,742)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A
Assets
Investments, at fair value	$384,172,475	$853,123	$1,805,321,892	$7,952,014	$102,126,459	$322,359	$160,160,402
Receivables:
Investments in Fund shares sold	425,402	31	2,442,545	285	144,586	12	245,411
Investment Division units sold	1,135,739	—	3,505,238	16,312	117,879	6,120	1,035,842
Total assets	385,733,616	853,154	1,811,269,675	7,968,611	102,388,924	328,491	161,441,655

Liabilities
Payables:
Investments in Fund shares purchased	1,135,739	—	3,505,238	16,312	117,879	6,120	1,035,842
Investment Division units redeemed	382,729	—	2,241,542	—	133,320	—	229,002
Insurance fees due to Jackson	42,673	31	201,003	285	11,266	12	16,409
Total liabilities	1,561,141	31	5,947,783	16,597	262,465	6,132	1,281,253
Net assets	$384,172,475	$853,123	$1,805,321,892	$7,952,014	$102,126,459	$322,359	$160,160,402

Investments in Funds, shares outstanding	68,971,719	157,113	113,044,577	487,854	8,934,948	30,325	12,060,271
Investments in Funds, at cost	$588,745,612	$1,238,305	$1,988,832,464	$10,109,425	$119,570,552	$383,848	$160,187,763

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A
Investment Income
Dividends	$9,636,021	$19,241	$18,432,183	$82,389	$4,134,395	$13,286	$1,945,260
Expenses
Asset-based charges	7,056,286	2,465	28,054,386	17,414	1,333,321	731	839,346
Total expenses	7,056,286	2,465	28,054,386	17,414	1,333,321	731	839,346
Net investment income (loss)	2,579,735	16,776	(9,622,203))	64,975	2,801,074	12,555	1,105,914

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	88,762,903	155,142	208,880,184	745,776	13,033,090	39,359	971,336
Investments	(12,119,537)	(16,087)	67,926,985	(16,173)	(112,863)	(1,482)	2,052,200
Net change in unrealized appreciation
(depreciation) on investments	(203,597,511)	(385,517)	(493,621,410)	(2,159,871)	(24,036,656)	(61,534)	(5,369,817)
Net realized and unrealized gain (loss)	(126,954,145)	(246,462)	(216,814,241)	(1,430,268)	(11,116,429)	(23,657)	(2,346,281)

Net change in net assets
from operations	$(124,374,410)	$(229,686)	$(226,436,444)	$(1,365,293)	$(8,315,355)	$(11,102)	$(1,240,367)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Utilities Sector Fund - Class I	JNL/Mellon Capital 10 x 10 Fund - Class I	JNL/Mellon Capital Index 5 Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Assets
Investments, at fair value	$998,676	$9,633	$882,774	$937,188,821	$3,057,826	$83,324,437	$109,258
Receivables:
Investments in Fund shares sold	37	—	32	749,190	207	148,178	4
Investment Division units sold	6,120	—	4,554	647,557	30,082	3,386,604	11,557
Total assets	1,004,833	9,633	887,360	938,585,568	3,088,115	86,859,219	120,819

Liabilities
Payables:
Investments in Fund shares purchased	6,120	—	4,554	647,557	30,082	3,386,604	11,557
Investment Division units redeemed	—	—	—	641,256	97	138,605	—
Insurance fees due to Jackson	37	—	32	107,934	110	9,573	4
Total liabilities	6,157	—	4,586	1,396,747	30,289	3,534,782	11,561
Net assets	$998,676	$9,633	$882,774	$937,188,821	$3,057,826	$83,324,437	$109,258

Investments in Funds, shares outstanding	75,032	760	65,198	93,067,410	301,561	8,978,926	11,761
Investments in Funds, at cost	$1,017,586	$9,998	$974,810	$1,082,934,255	$3,605,505	$90,703,819	$117,859

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Utilities Sector Fund - Class I	JNL/Mellon Capital 10 x 10 Fund - Class I(a)	JNL/Mellon Capital Index 5 Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Investment Income
Dividends	$12,568	$—	$—	$4,861,260	$17,012	$—	$—
Expenses
Asset-based charges	1,567	2	965	12,449,771	6,241	294,096	91
Total expenses	1,567	2	965	12,449,771	6,241	294,096	91
Net investment income (loss)	11,001	(2)	(965)	(7,588,511)	10,771	(294,096)	(91)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,774	—	—	57,020,985	147,203	—	—
Investments	1,326	—	(1,350)	7,055,631	(27,877)	(885,174)	(3)
Net change in unrealized appreciation
(depreciation) on investments	(18,294)	(365)	(92,036)	(203,798,722)	(553,228)	(7,379,382)	(8,601)
Net realized and unrealized gain (loss)	(11,194)	(365)	(93,386)	(139,722,106)	(433,902)	(8,264,556)	(8,604)

Net change in net assets
from operations	$(193)	$(367)	$(94,351)	$(147,310,617)	$(423,131)	$(8,558,652)	$(8,695)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Assets
Investments, at fair value	$11,437,932	$174,101	$15,260,216	$576,962,459	$1,296,138	$64,974,510	$157,819
Receivables:
Investments in Fund shares sold	6,496	486	54,967	499,512	1,377	51,157	265
Investment Division units sold	—	—	275	369,200	—	42,238	—
Total assets	11,444,428	174,587	15,315,458	577,831,171	1,297,515	65,067,905	158,084

Liabilities
Payables:
Investments in Fund shares purchased	—	—	275	369,200	—	42,238	—
Investment Division units redeemed	5,471	480	53,713	434,432	1,329	45,548	259
Insurance fees due to Jackson	1,025	6	1,254	65,080	48	5,609	6
Total liabilities	6,496	486	55,242	868,712	1,377	93,395	265
Net assets	$11,437,932	$174,101	$15,260,216	$576,962,459	$1,296,138	$64,974,510	$157,819

Investments in Funds, shares outstanding	1,141,510	17,711	1,522,976	54,533,314	121,475	6,523,545	15,909
Investments in Funds, at cost	$11,468,014	$179,468	$18,300,307	$595,268,830	$1,334,376	$67,702,215	$163,702

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Investment Income
Dividends	$140,558	$6,129	$61,632	$12,235,718	$27,093	$1,360,091	$4,911
Expenses
Asset-based charges	111,764	314	178,558	8,674,020	3,190	721,603	470
Total expenses	111,764	314	178,558	8,674,020	3,190	721,603	470
Net investment income (loss)	28,794	5,815	(116,926)	3,561,698	23,903	638,488	4,441

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2	—	—	—	—	—	—
Investments	14,765	(6)	(627,520)	(334,472)	(4,810)	(397,426)	(281)
Net change in unrealized appreciation
(depreciation) on investments	31,933	(5,362)	(1,514,391)	(27,634,446)	(38,567)	(573,930)	(5,904)
Net realized and unrealized gain (loss)	46,700	(5,368)	(2,141,911)	(27,968,918)	(43,377)	(971,356)	(6,185)

Net change in net assets
from operations	$75,494	$447	$(2,258,837)	$(24,407,220)	$(19,474)	$(332,868)	$(1,744)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Assets
Investments, at fair value	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844	$262,911,802	$695,715
Receivables:
Investments in Fund shares sold	47,840	1,424,457	276	234,792	2,024	306,109	1,725
Investment Division units sold	162,114	1,382,117	9,217	707,639	45,566	84,897	—
Total assets	32,678,555	1,443,067,898	4,226,830	367,364,185	6,591,434	263,302,808	697,440

Liabilities
Payables:
Investments in Fund shares purchased	162,114	1,382,117	9,217	707,639	45,566	84,897	—
Investment Division units redeemed	45,194	1,259,100	122	194,518	1,790	278,139	1,699
Insurance fees due to Jackson	2,646	165,357	154	40,274	234	27,970	26
Total liabilities	209,954	2,806,574	9,493	942,431	47,590	391,006	1,725
Net assets	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844	$262,911,802	$695,715

Investments in Funds, shares outstanding	3,644,063	92,265,299	265,408	36,569,037	650,482	23,966,436	63,362
Investments in Funds, at cost	$39,489,024	$1,392,428,181	$5,005,449	$365,744,738	$6,510,950	$272,687,256	$717,062

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Investment Income
Dividends	$—	$11,110,948	$41,178	$1,286,783	$23,276	$7,725,914	$18,844
Expenses
Asset-based charges	415,036	24,992,689	12,004	3,625,833	15,744	3,358,471	1,536
Total expenses	415,036	24,992,689	12,004	3,625,833	15,744	3,358,471	1,536
Net investment income (loss)	(415,036)	(13,881,741)	29,174	(2,339,050)	7,532	4,367,443	17,308

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,161,613	37,618,127	101,035	—	—	2,450,561	5,423
Investments	235,273	93,583,437	(76,591)	(324,910)	(2,353)	(888,660)	(2,461)
Net change in unrealized appreciation
(depreciation) on investments	(12,345,028)	(362,893,899)	(791,791)	380,326	32,068	(16,387,097)	(21,483)
Net realized and unrealized gain (loss)	(10,948,142)	(231,692,335)	(767,347)	55,416	29,715	(14,825,196)	(18,521)

Net change in net assets
from operations	$(11,363,178)	$(245,574,076)	$(738,173)	$(2,283,634)	$37,247	$(10,457,753)	$(1,213)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Assets
Investments, at fair value	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607	$2,596,322	$15,613,608
Receivables:
Investments in Fund shares sold	1,876,005	68	1,829,597	191	1,572,373	182	44,227
Investment Division units sold	290,977	—	1,184,608	62,557	671,088	10,027	29,735
Total assets	973,440,298	1,892,752	1,505,687,344	5,369,950	1,332,609,068	2,606,531	15,687,570

Liabilities
Payables:
Investments in Fund shares purchased	290,977	—	1,184,608	62,557	671,088	10,027	29,735
Investment Division units redeemed	1,765,856	—	1,663,648	—	1,423,746	88	42,862
Insurance fees due to Jackson	110,149	68	165,949	191	148,627	94	1,365
Total liabilities	2,166,982	68	3,014,205	62,748	2,243,461	10,209	73,962
Net assets	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607	$2,596,322	$15,613,608

Investments in Funds, shares outstanding	100,545,892	193,922	148,632,358	524,427	109,675,648	182,711	1,849,954
Investments in Funds, at cost	$1,093,323,579	$1,930,489	$1,585,176,524	$5,564,294	$1,464,337,763	$2,847,317	$16,954,476

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Investment Income
Dividends	$6,988,397	$19,003	$48,573,566	$150,238	$87,378,020	$130,802	$416,946
Expenses
Asset-based charges	14,724,576	4,631	19,923,425	10,558	21,078,956	7,003	141,104
Total expenses	14,724,576	4,631	19,923,425	10,558	21,078,956	7,003	141,104
Net investment income (loss)	(7,736,179)	14,372	28,650,141	139,680	66,299,064	123,799	275,842

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(33,601,122)	(1,769)	(3,955,013)	(32,692)	(765,453)	(12,662)	(214,220)
Net change in unrealized appreciation
(depreciation) on investments	2,363,116	(38,509)	(63,853,532)	(257,377)	(164,392,082)	(252,111)	(659,818)
Net realized and unrealized gain (loss)	(31,238,006)	(40,278)	(67,808,545)	(290,069)	(165,157,535)	(264,773)	(874,038)

Net change in net assets
from operations	$(38,974,185)	$(25,906)	$(39,158,404)	$(150,389)	$(98,858,471)	$(140,974)	$(598,196)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments, at fair value	$76,854	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187
Receivables:
Investments in Fund shares sold	316	412,596	40	336,700	51	450,813	113
Investment Division units sold	—	968,642	9,182	790,896	939	98,279	—
Total assets	77,170	445,819,905	1,115,344	516,105,674	1,396,062	304,550,054	2,353,300

Liabilities
Payables:
Investments in Fund shares purchased	—	968,642	9,182	790,896	939	98,279	—
Investment Division units redeemed	313	364,609	—	277,877	—	418,353	30
Insurance fees due to Jackson	3	47,987	40	58,823	51	32,460	83
Total liabilities	316	1,381,238	9,222	1,127,596	990	549,092	113
Net assets	$76,854	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187

Investments in Funds, shares outstanding	9,182	39,646,625	97,800	49,564,781	130,137	26,366,085	204,625
Investments in Funds, at cost	$80,101	$560,013,952	$1,462,229	$637,234,315	$1,954,844	$312,954,242	$2,395,677

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$1,169	$4,993,125	$13,858	$4,535,674	$15,286	$7,054,895	$56,616
Expenses
Asset-based charges	71	7,611,408	3,449	11,105,826	5,336	4,036,981	5,690
Total expenses	71	7,611,408	3,449	11,105,826	5,336	4,036,981	5,690
Net investment income (loss)	1,098	(2,618,283)	10,409	(6,570,152)	9,950	3,017,914	50,926

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	50,954,148	109,072	83,830,022	205,299	—	—
Investments	(30)	8,231,582	(32,809)	52,087,971	(4,767)	(1,558,655)	(1,123)
Net change in unrealized appreciation
(depreciation) on investments	(3,261)	(177,504,461)	(357,640)	(271,756,852)	(560,867)	(9,211,850)	(42,999)
Net realized and unrealized gain (loss)	(3,291)	(118,318,731)	(281,377)	(135,838,859)	(360,335)	(10,770,505)	(44,122)

Net change in net assets
from operations	$(2,193)	$(120,937,014)	$(270,968)	$(142,409,011)	$(350,385)	$(7,752,591)	$6,804

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value	$165,627,605	$291,296	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099	$2,779,742,498
Receivables:
Investments in Fund shares sold	192,241	11	5,214,545	1,235	745,066	108	3,745,822
Investment Division units sold	223,999	—	3,110,765	41,366	432,182	280	2,250,914
Total assets	166,043,845	291,307	5,455,676,595	5,675,405	852,759,390	2,934,487	2,785,739,234

Liabilities
Payables:
Investments in Fund shares purchased	223,999	—	3,110,765	41,366	432,182	280	2,250,914
Investment Division units redeemed	173,136	—	4,615,017	1,031	648,649	—	3,433,432
Insurance fees due to Jackson	19,105	11	599,528	204	96,417	108	312,390
Total liabilities	416,240	11	8,325,310	42,601	1,177,248	388	5,996,736
Net assets	$165,627,605	$291,296	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099	$2,779,742,498

Investments in Funds, shares outstanding	8,227,899	14,364	284,754,380	293,375	54,976,252	188,446	207,598,394
Investments in Funds, at cost	$161,775,354	$325,845	$4,825,227,828	$6,116,782	$870,761,909	$3,316,128	$3,050,702,010

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$3,221,370	$2,292	$—	$—	$8,192,164	$40,312	$90,796,801
Expenses
Asset-based charges	2,897,276	333	85,753,482	15,390	13,376,900	8,644	43,333,376
Total expenses	2,897,276	333	85,753,482	15,390	13,376,900	8,644	43,333,376
Net investment income (loss)	324,094	1,959	(85,753,482)	(15,390)	(5,184,736)	31,668	47,463,425

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	43,348,019	135,665	256,788,099
Investments	9,928,131	(831)	271,303,423	16,516	31,240,568	35,436	50,104,232
Net change in unrealized appreciation
(depreciation) on investments	(40,608,483)	(34,549)	(614,180,134)	(519,357)	(102,666,523)	(382,148)	(553,761,239)
Net realized and unrealized gain (loss)	(30,680,352)	(35,380)	(342,876,711)	(502,841)	(28,077,936)	(211,047)	(246,868,908)

Net change in net assets
from operations	$(30,356,258)	$(33,421)	$(428,630,193)	$(518,231)	$(33,262,672)	$(179,379)	$(199,405,483)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215	$4,970,894
Receivables:
Investments in Fund shares sold	1,212	205,210	27	773,544	444	2,118,239	183
Investment Division units sold	13,449	218,709	2,098	750,767	280	918,742	—
Total assets	5,222,674	41,197,888	725,247	672,228,895	3,514,220	1,856,899,196	4,971,077

Liabilities
Payables:
Investments in Fund shares purchased	13,449	218,709	2,098	750,767	280	918,742	—
Investment Division units redeemed	1,026	201,648	—	697,931	316	1,904,418	—
Insurance fees due to Jackson	186	3,562	27	75,613	128	213,821	183
Total liabilities	14,661	423,919	2,125	1,524,311	724	3,036,981	183
Net assets	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215	$4,970,894

Investments in Funds, shares outstanding	383,224	4,451,307	78,857	51,004,151	262,593	89,472,115	238,985
Investments in Funds, at cost	$6,102,582	$45,989,096	$861,744	$738,253,882	$4,106,900	$1,482,550,198	$5,482,165

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Investment Income
Dividends	$168,757	$2,307,123	$46,244	$11,502,539	$76,479	$—	$—
Expenses
Asset-based charges	13,084	438,645	1,767	10,464,814	9,648	29,623,531	13,354
Total expenses	13,084	438,645	1,767	10,464,814	9,648	29,623,531	13,354
Net investment income (loss)	155,673	1,868,478	44,477	1,037,725	66,831	(29,623,531)	(13,354)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	429,108	—	—	23,715,628	115,969	—	—
Investments	(5,486)	386,177	(10,928)	11,660,623	49,740	109,155,902	(8,980)
Net change in unrealized appreciation
(depreciation) on investments	(896,115)	(9,744,478)	(138,622)	(87,556,436)	(593,404)	(241,732,669)	(512,469)
Net realized and unrealized gain (loss)	(472,493)	(9,358,301)	(149,550)	(52,180,185)	(427,695)	(132,576,767)	(521,449)

Net change in net assets
from operations	$(316,820)	$(7,489,823)	$(105,073)	$(51,142,460)	$(360,864)	$(162,200,298)	$(534,803)
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825	$5,059,942,407
Receivables:
Investments in Fund shares sold	2,046,060	21	4,858,880	164	2,233,359	91	5,100,355
Investment Division units sold	249,162	—	3,143,326	—	2,233,681	—	3,837,087
Total assets	1,117,064,222	564,414	4,564,171,246	4,424,396	2,608,966,243	2,456,916	5,068,879,849

Liabilities
Payables:
Investments in Fund shares purchased	249,162	—	3,143,326	—	2,233,681	—	3,837,087
Investment Division units redeemed	1,915,778	—	4,333,451	—	1,932,644	—	4,516,863
Insurance fees due to Jackson	130,282	21	525,429	164	300,715	91	583,492
Total liabilities	2,295,222	21	8,002,206	164	4,467,040	91	8,937,442
Net assets	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825	$5,059,942,407

Investments in Funds, shares outstanding	85,031,960	42,985	256,830,273	248,413	174,798,604	164,336	303,353,861
Investments in Funds, at cost	$1,030,438,408	$570,049	$3,569,313,070	$4,775,798	$2,216,311,504	$2,515,314	$4,091,443,858

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	18,000,757	1,212	73,645,310	11,265	41,020,248	2,625	80,729,240
Total expenses	18,000,757	1,212	73,645,310	11,265	41,020,248	2,625	80,729,240
Net investment income (loss)	(18,000,757)	(1,212)	(73,645,310)	(11,265)	(41,020,248)	(2,625)	(80,729,240)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	41,756,440	(13,756)	283,824,262	(25,068)	106,430,582	1,682	265,687,080
Net change in unrealized appreciation
(depreciation) on investments	(68,412,100)	(5,656)	(564,509,366)	(353,616)	(197,557,039)	(60,221)	(520,963,110)
Net realized and unrealized gain (loss)	(26,655,660)	(19,412)	(280,685,104)	(378,684)	(91,126,457)	(58,539)	(255,276,030)

Net change in net assets
from operations	$(44,656,417)	$(20,624)	$(354,330,414)	$(389,949)	$(132,146,705)	$(61,164)	$(336,005,270)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859	$2,996,910,802
Receivables:
Investments in Fund shares sold	297	44,183	13	240,953	16	54,222	2,659,858
Investment Division units sold	—	211,183	—	418,840	19	80,798	5,682,224
Total assets	7,487,406	195,230,352	356,792	372,024,797	453,123	40,821,879	3,005,252,884

Liabilities
Payables:
Investments in Fund shares purchased	—	211,183	—	418,840	19	80,798	5,682,224
Investment Division units redeemed	39	23,406	—	199,534	—	50,840	2,358,794
Insurance fees due to Jackson	258	20,777	13	41,419	16	3,382	301,064
Total liabilities	297	255,366	13	659,793	35	135,020	8,342,082
Net assets	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859	$2,996,910,802

Investments in Funds, shares outstanding	446,992	18,256,085	33,344	31,740,599	38,528	4,181,589	215,915,764
Investments in Funds, at cost	$7,793,651	$208,852,092	$416,353	$431,791,459	$548,346	$41,122,326	$2,971,126,074

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$3,739,980	$6,961	$5,441,146	$9,949	$—	$16,798,768
Expenses
Asset-based charges	17,149	3,171,039	715	6,223,460	1,374	434,538	31,787,399
Total expenses	17,149	3,171,039	715	6,223,460	1,374	434,538	31,787,399
Net investment income (loss)	(17,149)	568,941	6,246	(782,314)	8,575	(434,538)	(14,988,631)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	22,019,786	24,473	833,099	81,940,761
Investments	1,000	10,917,817	(463)	3,431,400	(363)	(18,764)	29,643,029
Net change in unrealized appreciation
(depreciation) on investments	(320,102)	(48,898,568)	(60,272)	(76,500,232)	(96,548)	(939,582)	(143,723,041)
Net realized and unrealized gain (loss)	(319,102)	(37,980,751)	(60,735)	(51,049,046)	(72,438)	(125,247)	(32,139,251)

Net change in net assets
from operations	$(336,251)	$(37,411,810)	$(54,489)	$(51,831,360)	$(63,863)	$(559,785)	$(47,127,882)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256	$1,024,454,040
Receivables:
Investments in Fund shares sold	734	6,644,157	751	446,616	5,672,669	9,126	1,983,316
Investment Division units sold	175,776	7,065,938	108,403	8,841	4,409,408	34,367	1,292,241
Total assets	20,599,761	5,458,438,266	21,242,457	453,910,418	4,415,938,728	14,961,749	1,027,729,597

Liabilities
Payables:
Investments in Fund shares purchased	175,776	7,065,938	108,403	8,841	4,409,408	34,367	1,292,241
Investment Division units redeemed	—	6,041,118	—	407,552	5,173,460	8,586	1,871,314
Insurance fees due to Jackson	734	603,039	751	39,064	499,209	540	112,002
Total liabilities	176,510	13,710,095	109,154	455,457	10,082,077	43,493	3,275,557
Net assets	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256	$1,024,454,040

Investments in Funds, shares outstanding	1,468,242	143,282,320	537,606	40,999,544	103,278,402	333,146	104,857,118
Investments in Funds, at cost	$21,518,427	$5,358,795,623	$25,318,320	$476,983,038	$4,173,880,823	$17,139,993	$1,034,544,065

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$113,427	$4,257,118	$45,127	$—	$—	$—	$13,049,665
Expenses
Asset-based charges	40,365	81,166,635	46,334	3,206,173	67,886,409	35,735	12,450,963
Total expenses	40,365	81,166,635	46,334	3,206,173	67,886,409	35,735	12,450,963
Net investment income (loss)	73,062	(76,909,517)	(1,207)	(3,206,173)	(67,886,409)	(35,735)	598,702

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	451,427	704,602,696	2,147,995	—	351,580,837	992,821	—
Investments	42,490	247,213,356	(211,401)	3,089,656	181,804,963	(70,193)	(3,985,775)
Net change in unrealized appreciation
(depreciation) on investments	(1,101,444)	(1,059,333,484)	(4,190,748)	(43,763,321)	(642,471,960)	(2,233,118)	1,306,462
Net realized and unrealized gain (loss)	(607,527)	(107,517,432)	(2,254,154)	(40,673,665)	(109,086,160)	(1,310,490)	(2,679,313)

Net change in net assets
from operations	$(534,465)	$(184,426,949)	$(2,255,361)	$(43,879,838)	$(176,972,569)	$(1,346,225)	$(2,080,611)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Assets
Investments, at fair value	$3,548,823	$1,629,904,571	$6,377,256	$159,217,776	$1,044,954	$22,312,611	$374,583
Receivables:
Investments in Fund shares sold	130	2,096,747	242	90,341	38	136,453	14
Investment Division units sold	—	1,865,481	—	209,948	11,250	12,989	—
Total assets	3,548,953	1,633,866,799	6,377,498	159,518,065	1,056,242	22,462,053	374,597

Liabilities
Payables:
Investments in Fund shares purchased	—	1,865,481	—	209,948	11,250	12,989	—
Investment Division units redeemed	—	1,917,680	12	75,973	—	134,565	—
Insurance fees due to Jackson	130	179,067	230	14,368	38	1,888	14
Total liabilities	130	3,962,228	242	300,289	11,288	149,442	14
Net assets	$3,548,823	$1,629,904,571	$6,377,256	$159,217,776	$1,044,954	$22,312,611	$374,583

Investments in Funds, shares outstanding	359,557	118,538,514	442,865	11,141,902	72,921	1,825,909	30,881
Investments in Funds, at cost	$3,553,266	$1,851,319,062	$7,613,153	$171,265,261	$1,241,967	$23,604,848	$437,297

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Investment Income
Dividends	$48,459	$21,803,529	$90,969	$1,881,630	$13,175	$15,899	$2,510
Expenses
Asset-based charges	7,801	25,351,290	16,505	1,763,055	2,841	237,397	721
Total expenses	7,801	25,351,290	16,505	1,763,055	2,841	237,397	721
Net investment income (loss)	40,658	(3,547,761)	74,464	118,575	10,334	(221,498)	1,789

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	202,783,177	627,270	11,613,350	70,261	2,634,542	26,393
Investments	(4,060)	31,479,804	(46,693)	5,143,379	(29,029)	1,014,675	(187)
Net change in unrealized appreciation
(depreciation) on investments	(4,288)	(429,177,917)	(1,236,626)	(36,084,763)	(196,865)	(5,720,517)	(62,714)
Net realized and unrealized gain (loss)	(8,348)	(194,914,936)	(656,049)	(19,328,034)	(155,633)	(2,071,300)	(36,508)

Net change in net assets
from operations	$32,310	$(198,462,697)	$(581,585)	$(19,209,459)	$(145,299)	$(2,292,798)	$(34,719)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Assets
Investments, at fair value	$46,222,969	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889
Receivables:
Investments in Fund shares sold	171,118	902,265	1,121	375,740	627	198,170	45
Investment Division units sold	197,907	1,788,483	—	789,183	68,742	743,698	—
Total assets	46,591,994	253,657,679	5,080,190	140,510,914	3,116,641	64,304,412	1,209,934

Liabilities
Payables:
Investments in Fund shares purchased	197,907	1,788,483	—	789,183	68,742	743,698	—
Investment Division units redeemed	167,276	874,800	933	360,981	517	191,494	—
Insurance fees due to Jackson	3,842	27,465	188	14,759	110	6,676	45
Total liabilities	369,025	2,690,748	1,121	1,164,923	69,369	941,868	45
Net assets	$46,222,969	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889

Investments in Funds, shares outstanding	5,671,530	23,653,811	476,461	13,962,524	303,816	6,248,772	118,850
Investments in Funds, at cost	$54,791,850	$267,635,746	$5,489,414	$148,501,063	$3,232,190	$62,450,106	$1,187,327

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Investment Income
Dividends	$2,510,607	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	487,521	2,355,366	10,189	1,165,867	7,028	521,953	2,983
Total expenses	487,521	2,355,366	10,189	1,165,867	7,028	521,953	2,983
Net investment income (loss)	2,023,086	(2,355,366)	(10,189)	(1,165,867)	(7,028)	(521,953)	(2,983)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(1,551,000)	1,921,001	(2,167)	39,406	(2,945)	11,890	1,145
Net change in unrealized appreciation
(depreciation) on investments	(9,000,467)	(19,013,451)	(412,420)	(9,752,496)	(185,959)	887,759	22,504
Net realized and unrealized gain (loss)	(10,551,467)	(17,092,450)	(414,587)	(9,713,090)	(188,904)	899,649	23,649

Net change in net assets
from operations	$(8,528,381)	$(19,447,816)	$(424,776)	$(10,878,957)	$(195,932)	$377,696	$20,666
See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments, at fair value	$229,380,076	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945
Receivables:
Investments in Fund shares sold	131,133	1,576	722,788	208	116,902	162	419,884
Investment Division units sold	540,951	—	930,297	39,969	352,130	11,565	697,122
Total assets	230,052,160	9,327,775	414,116,061	5,793,556	204,173,466	4,444,814	131,881,951

Liabilities
Payables:
Investments in Fund shares purchased	540,951	—	930,297	39,969	352,130	11,565	697,122
Investment Division units redeemed	106,508	1,233	677,329	—	93,917	—	406,366
Insurance fees due to Jackson	24,625	343	45,459	208	22,985	162	13,518
Total liabilities	672,084	1,576	1,653,085	40,177	469,032	11,727	1,117,006
Net assets	$229,380,076	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945

Investments in Funds, shares outstanding	23,745,349	959,485	45,931,289	638,555	22,939,688	497,541	13,398,048
Investments in Funds, at cost	$250,092,963	$10,135,173	$484,900,211	$6,659,604	$234,070,024	$5,035,389	$135,849,117

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,288,329	25,232	4,797,057	15,216	2,862,066	12,687	1,123,012
Total expenses	2,288,329	25,232	4,797,057	15,216	2,862,066	12,687	1,123,012
Net investment income (loss)	(2,288,329)	(25,232)	(4,797,057)	(15,216)	(2,862,066)	(12,687)	(1,123,012)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(838,823)	5,246	(7,661,690)	(58,867)	(4,273,849)	(44,059)	(208,228)
Net change in unrealized appreciation
(depreciation) on investments	(21,491,842)	(825,880)	(73,552,702)	(908,551)	(33,555,031)	(608,445)	(5,381,401)
Net realized and unrealized gain (loss)	(22,330,665)	(820,634)	(81,214,392)	(967,418)	(37,828,880)	(652,504)	(5,589,629)

Net change in net assets
from operations	$(24,618,994)	$(845,866)	$(86,011,449)	$(982,634)	$(40,690,946)	$(665,191)	$(6,712,641)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Assets
Investments, at fair value	$6,140,480	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564
Receivables:
Investments in Fund shares sold	249	55,395	351	855,927	267	166,942	895
Investment Division units sold	—	685,972	—	661,108	19,313	1,509,616	—
Total assets	6,140,729	200,211,699	8,473,529	251,528,093	3,220,998	238,475,105	4,959,459

Liabilities
Payables:
Investments in Fund shares purchased	—	685,972	—	661,108	19,313	1,509,616	—
Investment Division units redeemed	30	35,272	39	827,698	150	141,478	716
Insurance fees due to Jackson	219	20,123	312	28,229	117	25,464	179
Total liabilities	249	741,367	351	1,517,035	19,580	1,676,558	895
Net assets	$6,140,480	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564

Investments in Funds, shares outstanding	625,304	20,563,952	869,044	25,253,642	322,074	23,468,637	489,010
Investments in Funds, at cost	$6,375,771	$211,967,152	$8,990,929	$293,620,087	$3,759,293	$256,876,572	$5,501,211

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15,376	1,725,830	20,511	2,223,804	7,698	2,199,002	12,433
Total expenses	15,376	1,725,830	20,511	2,223,804	7,698	2,199,002	12,433
Net investment income (loss)	(15,376)	(1,725,830)	(20,511)	(2,223,804)	(7,698)	(2,199,002)	(12,433)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(9,834)	(175,677)	(5,562)	(1,585,024)	615	189,476	17,031
Net change in unrealized appreciation
(depreciation) on investments	(236,118)	(13,234,021)	(524,297)	(45,269,434)	(558,279)	(21,224,545)	(543,598)
Net realized and unrealized gain (loss)	(245,952)	(13,409,698)	(529,859)	(46,854,458)	(557,664)	(21,035,069)	(526,567)

Net change in net assets
from operations	$(261,328)	$(15,135,528)	$(550,370)	$(49,078,262)	$(565,362)	$(23,234,071)	$(539,000)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Assets
Investments, at fair value	$58,982,232	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049
Receivables:
Investments in Fund shares sold	198,265	144	11,404	294	7,421,294	844	5,937,063
Investment Division units sold	189,558	6,350	120,053	—	9,010,279	75,432	4,335,752
Total assets	59,370,055	1,620,244	25,754,874	285,641	7,013,230,907	14,709,204	1,364,632,864

Liabilities
Payables:
Investments in Fund shares purchased	189,558	6,350	120,053	—	9,010,279	75,432	4,335,752
Investment Division units redeemed	192,605	86	8,874	283	6,662,907	311	5,788,956
Insurance fees due to Jackson	5,660	58	2,530	11	758,387	533	148,107
Total liabilities	387,823	6,494	131,457	294	16,431,573	76,276	10,272,815
Net assets	$58,982,232	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049

Investments in Funds, shares outstanding	4,558,132	124,807	2,577,809	28,911	320,219,649	648,335	1,354,360,049
Investments in Funds, at cost	$61,206,150	$1,805,347	$25,913,216	$293,682	$6,855,180,367	$15,968,782	$1,354,360,049

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Investment Income
Dividends	$—	$6,899	$—	$2,608	$120,052,481	$245,404	$12,638,989
Expenses
Asset-based charges	414,832	2,935	89,797	692	98,446,320	35,537	15,187,613
Total expenses	414,832	2,935	89,797	692	98,446,320	35,537	15,187,613
Net investment income (loss)	(414,832)	3,964	(89,797)	1,916	21,606,161	209,867	(2,548,624)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,258,245	36,906	671,959	12,248	302,095,555	547,675	—
Investments	1,173,992	(4,424)	(27,479)	(717)	138,383,112	(45,774)	—
Net change in unrealized appreciation
(depreciation) on investments	(6,891,761)	(191,932)	(394,307)	(8,397)	(808,120,732)	(1,347,031)	—
Net realized and unrealized gain (loss)	(4,459,524)	(159,450)	250,173	3,134	(367,642,065)	(845,130)	—

Net change in net assets
from operations	$(4,874,356)	$(155,486)	$160,376	$5,050	$(346,035,904)	$(635,263)	$(2,548,624)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$12,197,202	$641,872,171	$1,082,118
Receivables:
Investments in Fund shares sold	75,696	501,748	39
Investment Division units sold	312,357	572,849	13,571
Total assets	12,585,255	642,946,768	1,095,728

Liabilities
Payables:
Investments in Fund shares purchased	312,357	572,849	13,571
Investment Division units redeemed	75,266	427,753	—
Insurance fees due to Jackson	430	73,995	39
Total liabilities	388,053	1,074,597	13,610
Net assets	$12,197,202	$641,872,171	$1,082,118

Investments in Funds, shares outstanding	12,197,202	34,490,713	56,449
Investments in Funds, at cost	$12,197,202	$739,512,905	$1,351,338

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL Interest Rate Opportunities Fund - Class A(a)	JNL Real Assets Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class I(a)
Investment Income
Dividends	$92,420	$12,986,041	$22,108	$—	$—	$1,586,151	$5,808
Expenses
Asset-based charges	22,518	10,663,512	2,950	231,155	70,356	3,366,362	964
Total expenses	22,518	10,663,512	2,950	231,155	70,356	3,366,362	964
Net investment income (loss)	69,902	2,322,529	19,158	(231,155)	(70,356)	(1,780,211)	4,844

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	93,505,731	130,211	—	—	34,133,196	73,573
Investments	—	14,638,518	(3,384)	669,342	184,236	41,637,039	(78,413)
Net change in unrealized appreciation
(depreciation) on investments	—	(195,066,910)	(271,011)	(787,336)	(300,741)	(55,205,359)	149
Net realized and unrealized gain (loss)	—	(86,922,661)	(144,184)	(117,994)	(116,505)	20,564,876	(4,691)

Net change in net assets
from operations	$69,902	$(84,600,132)	$(125,026)	$(349,149)	$(186,861)	$18,784,665	$153

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(19,312,153)	$(9,302)	$(3,221,327)	$(1,072)	$(30,691,331)	$(17,179)	$(2,821,236)
Net realized gain (loss) on investments	42,301,307	1,855	2,525,183	1,946	65,212,926	(15,097)	(483,553)
Net change in unrealized appreciation
(depreciation) on investments	(192,450,113)	(373,982)	(12,155,634)	(9,768)	(269,098,275)	(564,000)	(14,469,803)
Net change in net assets
from operations	(169,460,959)	(381,429)	(12,851,778)	(8,894)	(234,576,680)	(596,276)	(17,774,592)

Contract transactions
Purchase payments	96,977,221	4,578,275	52,332,626	799,260	131,066,408	6,033,368	5,226,115
Surrenders and terminations	(112,610,954)	(168,828)	(34,112,963)	(13,186)	(151,511,630)	(239,668)	(47,484,414)
Transfers between Investment Divisions	19,772,358	(553,924)	80,003,577	(424,730)	(53,740,741)	110,743	(24,916,755)
Contract owner charges	(15,695,033)	(23,909)	(921,720)	(1,403)	(27,056,487)	(23,457)	(205,363)
Net change in net assets
from contract transaction	(11,556,408)	3,831,614	97,301,520	359,941	(101,242,450)	5,880,986	(67,380,417)

Net change in net assets	(181,017,367)	3,450,185	84,449,742	351,047	(335,819,130)	5,284,710	(85,155,009)

Net assets beginning of year	1,436,563,611	265,764	237,628,764	6,162	2,347,217,085	621,060	315,315,898

Net assets end of year	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889

Contract unit transactions
Units outstanding at beginning of year	98,147,516	20,517	20,581,827	520	153,865,849	45,822	29,830,629
Units issued	21,087,434	353,516	16,149,227	73,446	19,443,353	468,338	1,448,359
Units redeemed	(22,309,654)	(67,211)	(7,502,491)	(42,834)	(26,584,099)	(68,087)	(7,916,430)
Units outstanding at end of year	96,925,296	306,822	29,228,563	31,132	146,725,103	446,073	23,362,558
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$306,678,604	$4,708,917	$182,051,576	$867,517	$295,886,317	$6,945,159	$15,051,684
Proceeds from sales	$337,547,165	$886,604	$87,971,383	$508,648	$427,820,097	$1,081,352	$85,253,336
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(40,769,705)	$(1,537)	$(35,580,635)	$(3,036)	$643,945	$31,756	$646,061
Net realized gain (loss) on investments	44,298,486	(164)	40,722,565	(2,794)	7,081,973	17,117	2,844,733
Net change in unrealized appreciation
(depreciation) on investments	(232,491,412)	(33,888)	(188,564,993)	(58,738)	(28,432,212)	(322,141)	(11,230,146)
Net change in net assets
from operations	(228,962,631)	(35,589)	(183,423,063)	(64,568)	(20,706,294)	(273,268)	(7,739,352)

Contract transactions
Purchase payments	33,663,248	209,675	36,193,673	943,210	23,396,019	2,755,281	14,923,824
Surrenders and terminations	(224,716,116)	(1,013)	(216,908,140)	(3,004)	(14,407,066)	(167,240)	(11,950,139)
Transfers between Investment Divisions	(181,023,813)	223,663	(186,496,237)	40,149	(5,799,354)	(22,873)	(796,427)
Contract owner charges	(41,635,646)	(4,928)	(34,842,373)	(6,879)	(143,908)	(11,485)	(77,883)
Net change in net assets
from contract transaction	(413,712,327)	427,397	(402,053,077)	973,476	3,045,691	2,553,683	2,099,375

Net change in net assets	(642,674,958)	391,808	(585,476,140)	908,908	(17,660,603)	2,280,415	(5,639,977)

Net assets beginning of year	3,152,198,744	113,483	2,775,883,113	114,866	199,077,200	26,793	121,842,642

Net assets end of year	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665

Contract unit transactions
Units outstanding at beginning of year	165,657,359	6,657	150,330,440	6,709	12,406,922	1,863	9,486,886
Units issued	8,146,235	25,595	9,911,441	74,869	2,892,650	219,767	2,691,979
Units redeemed	(30,315,659)	(368)	(32,270,677)	(18,548)	(2,717,696)	(46,583)	(2,513,347)
Units outstanding at end of year	143,487,935	31,884	127,971,204	63,030	12,581,876	175,047	9,665,518
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$153,779,315	$433,529	$181,381,167	$1,326,993	$50,844,213	$3,286,165	$36,619,820
Proceeds from sales	$608,261,347	$7,669	$619,014,878	$356,553	$44,870,293	$673,716	$33,165,835

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$7,446	$1,312,122	$28,874	$(5,041,298)	$(8,578)	$(28,743,676)	$(4,442)
Net realized gain (loss) on investments	(1,189)	8,731,045	27,678	7,495,304	(4,092)	45,289,633	(194)
Net change in unrealized appreciation
(depreciation) on investments	(48,543)	(30,954,210)	(228,692)	(30,968,663)	(115,744)	(190,619,977)	(102,113)
Net change in net assets
from operations	(42,286)	(20,911,043)	(172,140)	(28,514,657)	(128,414)	(174,074,020)	(106,749)

Contract transactions
Purchase payments	1,302,078	17,700,689	1,947,456	72,025,601	2,460,465	115,867,326	2,132,463
Surrenders and terminations	(558)	(24,002,730)	(36,032)	(46,292,099)	(286,433)	(205,795,182)	(18,885)
Transfers between Investment Divisions	(146,186)	(5,381,921)	473,753	13,232,207	14,794	(20,053,701)	(143,423)
Contract owner charges	(3,007)	(166,470)	(8,062)	(1,019,999)	(14,618)	(19,889,836)	(8,000)
Net change in net assets
from contract transaction	1,152,327	(11,850,432)	2,377,115	37,945,710	2,174,208	(129,871,393)	1,962,155

Net change in net assets	1,110,041	(32,761,475)	2,204,975	9,431,053	2,045,794	(303,945,413)	1,855,406

Net assets beginning of year	—	263,017,062	77,273	444,046,351	551,181	2,326,032,530	—

Net assets end of year	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406

Contract unit transactions
Units outstanding at beginning of year	—	18,007,476	5,692	33,656,658	41,935	152,031,191	—
Units issued	126,040	2,264,947	183,775	10,125,742	189,725	19,037,268	162,881
Units redeemed	(33,513)	(3,072,916)	(13,344)	(7,136,360)	(23,376)	(27,781,503)	(17,557)
Units outstanding at end of year	92,527	17,199,507	176,123	36,646,040	208,284	143,286,956	145,324
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,589,725	$40,396,806	$2,622,528	$130,296,774	$2,475,484	$286,631,566	$2,201,464
Proceeds from sales	$426,964	$47,046,624	$187,867	$97,392,362	$309,854	$445,246,635	$243,751

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(140,862)	$(1,108)	$(1,073,750)	$563	$(19,993,514)	$(9,086)	$(6,711,981)
Net realized gain (loss) on investments	51,927	(10,049)	6,030,181	48,248	146,066,370	183,350	84,029,360
Net change in unrealized appreciation
(depreciation) on investments	(630,406)	(58,052)	(15,055,867)	(180,935)	(211,483,032)	(817,754)	(180,011,202)
Net change in net assets
from operations	(719,341)	(69,209)	(10,099,436)	(132,124)	(85,410,176)	(643,490)	(102,693,823)

Contract transactions
Purchase payments	1,842,425	348,165	24,759,352	1,230,799	104,034,641	4,419,532	33,970,658
Surrenders and terminations	(613,490)	(230)	(3,530,969)	(3,930)	(109,739,198)	(119,116)	(47,847,749)
Transfers between Investment Divisions	1,295,392	132,785	35,034,962	384,969	232,640,688	757,399	21,684,584
Contract owner charges	(6,896)	(24)	(903,604)	(5,505)	(17,201,917)	(15,969)	(7,050,204)
Net change in net assets
from contract transaction	2,517,431	480,696	55,359,741	1,606,333	209,734,214	5,041,846	757,289

Net change in net assets	1,798,090	411,487	45,260,305	1,474,209	124,324,038	4,398,356	(101,936,534)

Net assets beginning of year	11,887,423	—	56,172,868	35,141	1,194,495,065	67,255	642,867,419

Net assets end of year	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885

Contract unit transactions
Units outstanding at beginning of year	1,180,536	—	4,613,106	2,846	24,525,006	979	28,889,766
Units issued	565,165	73,791	7,406,601	129,108	10,570,846	81,176	6,403,009
Units redeemed	(318,251)	(22,668)	(3,071,185)	(2,092)	(7,246,554)	(14,449)	(6,392,915)
Units outstanding at end of year	1,427,450	51,123	8,948,522	129,862	27,849,298	67,706	28,899,860
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,651,294	$693,487	$97,428,671	$1,684,669	$689,976,770	$6,359,436	$218,646,053
Proceeds from sales	$3,274,725	$213,899	$38,212,850	$28,771	$397,044,022	$1,102,261	$148,754,283

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Operations
Net investment income (loss)	$3,443	$(71,870)	$(35,924)	$(6,102,994)	$43,697	$(42,977,576)	$(13,010)
Net realized gain (loss) on investments	107,537	(11,151)	570,376	61,868,045	510,151	161,975,229	(35,536)
Net change in unrealized appreciation
(depreciation) on investments	(301,877)	(2,428,998)	(3,548,920)	(120,171,267)	(1,236,942)	(429,376,982)	(573,582)
Net change in net assets
from operations	(190,897)	(2,512,019)	(3,014,468)	(64,406,216)	(683,094)	(310,379,329)	(622,128)

Contract transactions
Purchase payments	1,170,255	30,103,995	1,122,899	239,552,521	10,111,980	204,466,974	5,023,069
Surrenders and terminations	(30,311)	(793,444)	(2,856,952)	(67,257,749)	(111,237)	(201,773,768)	(136,232)
Transfers between Investment Divisions	57,020	385,847	(1,489,309)	143,285,630	501,335	(153,228,916)	1,456,948
Contract owner charges	(5,648)	(112,952)	(67,996)	(10,855,390)	(48,804)	(39,986,256)	(29,215)
Net change in net assets
from contract transaction	1,191,316	29,583,446	(3,291,358)	304,725,012	10,453,274	(190,521,966)	6,314,570

Net change in net assets	1,000,419	27,071,427	(6,305,826)	240,318,796	9,770,180	(500,901,295)	5,692,442

Net assets beginning of year	54,985	728,021	34,215,203	723,462,731	430,616	3,200,699,086	145,997

Net assets end of year	$1,055,404	$27,799,448	$27,909,377	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439

Contract unit transactions
Units outstanding at beginning of year	2,028	67,866	2,918,268	44,383,245	19,931	150,649,285	6,083
Units issued	48,396	3,317,148	181,153	27,573,971	510,890	19,381,683	298,265
Units redeemed	(4,710)	(655,070)	(464,169)	(9,267,271)	(29,921)	(28,691,867)	(36,016)
Units outstanding at end of year	45,714	2,729,944	2,635,252	62,689,945	500,900	141,339,101	268,332
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,437,178	$36,801,764	$2,370,061	$514,379,878	$11,694,051	$411,436,597	$7,138,895
Proceeds from sales	$125,637	$7,290,188	$5,697,343	$161,920,505	$677,865	$644,936,138	$837,335

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$(50,210)	$(718)	$(4,124,823)	$5,481	$(1,319,550)	$5,637	$(8,505,623)
Net realized gain (loss) on investments	(33,001)	1,619	(1,580,149)	(4,389)	7,780,906	21,129	13,962,864
Net change in unrealized appreciation
(depreciation) on investments	(731,125)	(33,550)	(11,112,766)	(15,585)	(30,500,742)	(428,702)	(86,826,938)
Net change in net assets
from operations	(814,336)	(32,649)	(16,817,738)	(14,493)	(24,039,386)	(401,936)	(81,369,697)

Contract transactions
Purchase payments	16,704,855	1,181,571	34,550,188	1,027,528	43,550,539	2,485,040	55,809,353
Surrenders and terminations	(112,246)	(455)	(40,006,244)	(49,109)	(9,494,760)	(38,543)	(38,877,827)
Transfers between Investment Divisions	5,997,995	63,861	8,524,520	9,843	38,913,665	509,973	12,403,147
Contract owner charges	(28,950)	(455)	(6,578,509)	(6,336)	(157,146)	(15,948)	(8,639,258)
Net change in net assets
from contract transaction	22,561,654	1,244,522	(3,510,045)	981,926	72,812,298	2,940,522	20,695,415

Net change in net assets	21,747,318	1,211,873	(20,327,783)	967,433	48,772,912	2,538,586	(60,674,282)

Net assets beginning of year	—	—	492,409,123	155,356	157,759,959	256,869	643,348,670

Net assets end of year	$21,747,318	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388

Contract unit transactions
Units outstanding at beginning of year	—	—	46,439,682	12,916	10,460,844	17,602	40,627,923
Units issued	2,422,690	161,349	13,227,137	95,895	7,518,458	231,380	9,366,042
Units redeemed	(111,976)	(32,948)	(13,862,699)	(13,584)	(2,676,205)	(37,586)	(8,241,748)
Units outstanding at end of year	2,310,714	128,401	45,804,120	95,227	15,303,097	211,396	41,752,217
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$23,631,538	$1,564,993	$142,360,717	$1,149,530	$117,454,302	$3,552,929	$156,213,853
Proceeds from sales	$1,120,094	$321,189	$149,995,585	$162,123	$42,143,178	$551,626	$139,926,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Operations
Net investment income (loss)	$(807)	$(30,275,377)	$(19,708)	$(4,372,048)	$(21,412)	$(80,960,545)	$(55,689)
Net realized gain (loss) on investments	(4,168)	57,151,004	(64,727)	19,232,103	(81,030)	256,365,574	85,739
Net change in unrealized appreciation
(depreciation) on investments	(345,209)	(188,998,721)	(647,087)	(39,435,820)	(834,822)	(409,340,992)	(2,086,866)
Net change in net assets
from operations	(350,184)	(162,123,094)	(731,522)	(24,575,765)	(937,264)	(233,935,963)	(2,056,816)

Contract transactions
Purchase payments	2,320,429	342,327,680	10,054,240	115,784,832	9,001,421	842,755,523	24,199,971
Surrenders and terminations	(80,465)	(105,008,324)	(176,409)	(29,332,254)	(143,334)	(341,040,113)	(203,760)
Transfers between Investment Divisions	444,790	129,304,151	(117,215)	111,232,163	920,035	48,296,468	1,407,855
Contract owner charges	(11,736)	(28,378,634)	(36,403)	(564,048)	(40,187)	(72,126,860)	(132,029)
Net change in net assets
from contract transaction	2,673,018	338,244,873	9,724,213	197,120,693	9,737,935	477,885,018	25,272,037

Net change in net assets	2,322,834	176,121,779	8,992,691	172,544,928	8,800,671	243,949,055	23,215,221

Net assets beginning of year	225,153	1,994,589,272	267,469	346,118,006	473,429	5,536,129,366	988,545

Net assets end of year	$2,547,987	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766

Contract unit transactions
Units outstanding at beginning of year	12,595	126,210,449	16,378	16,594,155	22,046	256,526,665	40,751
Units issued	169,561	42,463,036	712,238	12,824,509	521,690	62,669,216	1,150,521
Units redeemed	(21,348)	(21,777,743)	(129,257)	(3,976,621)	(109,489)	(42,182,521)	(163,746)
Units outstanding at end of year	160,808	146,895,742	599,359	25,442,043	434,247	277,013,360	1,027,526
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,066,359	$682,813,576	$11,823,600	$284,076,826	$12,223,352	$1,419,986,583	$29,570,015
Proceeds from sales	$379,907	$374,844,081	$2,119,095	$91,328,182	$2,506,829	$1,023,062,110	$4,353,667
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Operations
Net investment income (loss)	$(9,393,768)	$51,242	$(29,421,624)	$(19,430)	$(11,097,567)	$26,903	$(3,239,388)
Net realized gain (loss) on investments	58,516,876	(15,684)	56,246,720	7,689	28,987,795	(60,290)	18,201,242
Net change in unrealized appreciation
(depreciation) on investments	(336,662,994)	(1,026,456)	(153,130,169)	(456,448)	(231,900,419)	(770,338)	(62,312,252)
Net change in net assets
from operations	(287,539,886)	(990,898)	(126,305,073)	(468,189)	(214,010,191)	(803,725)	(47,350,398)

Contract transactions
Purchase payments	169,269,775	6,397,272	171,073,152	6,748,440	110,345,863	5,353,405	10,426,140
Surrenders and terminations	(103,498,177)	(145,126)	(130,958,814)	(225,818)	(74,260,519)	(55,334)	(23,976,727)
Transfers between Investment Divisions	(44,112,960)	1,042,940	24,222,947	1,359,874	397,194	1,483,167	(34,230,137)
Contract owner charges	(21,833,495)	(34,598)	(26,392,277)	(47,099)	(16,990,239)	(30,326)	(4,050,466)
Net change in net assets
from contract transaction	(174,857)	7,260,488	37,945,008	7,835,397	19,492,299	6,750,912	(51,831,190)

Net change in net assets	(287,714,743)	6,269,590	(88,360,065)	7,367,208	(194,517,892)	5,947,187	(99,181,588)

Net assets beginning of year	1,920,571,149	194,608	2,097,974,711	567,506	1,342,594,960	218,077	370,896,641

Net assets end of year	$1,632,856,406	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264	$271,715,053

Contract unit transactions
Units outstanding at beginning of year	128,828,002	11,588	146,166,389	38,107	98,562,946	14,159	22,090,502
Units issued	27,539,389	517,878	26,879,886	608,012	22,597,851	527,572	2,370,009
Units redeemed	(28,184,776)	(82,179)	(24,543,082)	(88,518)	(21,499,260)	(70,601)	(5,568,355)
Units outstanding at end of year	128,182,615	447,287	148,503,193	557,601	99,661,537	471,130	18,892,156
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$437,825,649	$8,702,929	$389,226,580	$9,178,970	$305,510,302	$7,805,596	$48,827,204
Proceeds from sales	$430,849,766	$1,333,273	$380,703,196	$1,363,003	$296,515,121	$1,025,124	$95,474,360

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$2,789	$(1,347,187)	$(23,023)	$(24,411,955)	$48,097	$(480,554)	$3,717,451
Net realized gain (loss) on investments	6,658	(8,940,527)	7,214	104,801,203	122,084	(440,911)	(16,729,949)
Net change in unrealized appreciation
(depreciation) on investments	(102,620)	(3,090,140)	(2,225,706)	(406,526,971)	(824,243)	(300,964)	(121,782,267)
Net change in net assets
from operations	(93,173)	(13,377,854)	(2,241,515)	(326,137,723)	(654,062)	(1,222,429)	(134,794,765)

Contract transactions
Purchase payments	453,074	3,821,206	1,127,591	201,134,195	10,271,252	1,623,377	27,367,659
Surrenders and terminations	(137)	(13,529,511)	(1,939,880)	(234,043,887)	(238,806)	(4,350,609)	(59,820,469)
Transfers between Investment Divisions	260,148	(17,496,074)	(2,867,100)	(145,519,424)	24,702	(3,741,649)	(47,956,428)
Contract owner charges	(3,615)	(237,908)	(14,766)	(46,165,554)	(52,650)	(28,634)	(9,084,841)
Net change in net assets
from contract transaction	709,470	(27,442,287)	(3,694,155)	(224,594,670)	10,004,498	(6,497,515)	(89,494,079)

Net change in net assets	616,297	(40,820,141)	(5,935,670)	(550,732,393)	9,350,436	(7,719,944)	(224,288,844)

Net assets beginning of year	5,535	145,476,902	30,663,596	3,844,119,127	247,911	48,751,551	813,980,359

Net assets end of year	$621,832	$104,656,761	$24,727,926	$3,293,386,734	$9,598,347	$41,031,607	$589,691,515

Contract unit transactions
Units outstanding at beginning of year	277	14,457,274	2,683,687	285,858,860	16,498	4,784,271	96,638,753
Units issued	41,252	1,188,749	397,617	28,667,900	720,070	618,700	13,025,621
Units redeemed	(5,552)	(4,057,367)	(733,008)	(46,111,328)	(39,599)	(1,263,564)	(24,077,324)
Units outstanding at end of year	35,977	11,588,656	2,348,296	268,415,432	696,969	4,139,407	85,587,050
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$828,764	$11,466,041	$7,509,942	$471,472,488	$10,792,826	$6,301,242	$118,859,974
Proceeds from sales	$100,304	$40,255,516	$8,417,002	$655,240,207	$602,845	$13,279,310	$204,636,602

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Operations
Net investment income (loss)	$962	$(31,698,940)	$(15,280)	$(367,866)	$(474)	$896,414	$23,050
Net realized gain (loss) on investments	(2,225)	318,970,151	428,209	1,260,503	5,915	6,602,517	(46,383)
Net change in unrealized appreciation
(depreciation) on investments	(43,150)	(318,025,327)	(1,321,779)	(4,849,972)	(21,557)	(102,417,448)	(206,447)
Net change in net assets
from operations	(44,413)	(30,754,116)	(908,850)	(3,957,335)	(16,116)	(94,918,517)	(229,780)

Contract transactions
Purchase payments	531,028	192,991,364	8,506,551	4,399,317	208,701	28,204,394	1,032,147
Surrenders and terminations	—	(170,883,882)	(162,319)	(2,250,515)	(15,246)	(34,716,828)	(1,607)
Transfers between Investment Divisions	127,987	317,367,057	1,090,426	(518,830)	62,935	25,041,326	449,303
Contract owner charges	(177)	(27,468,430)	(28,341)	(33,059)	(1,065)	(5,767,305)	(10,341)
Net change in net assets
from contract transaction	658,838	312,006,109	9,406,317	1,596,913	255,325	12,761,587	1,469,502

Net change in net assets	614,425	281,251,993	8,497,467	(2,360,422)	239,209	(82,156,930)	1,239,722

Net assets beginning of year	—	1,884,010,835	162,723	36,504,749	4,222	499,528,986	176,216

Net assets end of year	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056	$1,415,938

Contract unit transactions
Units outstanding at beginning of year	—	33,596,153	1,988	3,289,132	381	30,537,713	7,854
Units issued	90,331	13,409,880	118,154	1,082,280	25,648	7,103,398	96,209
Units redeemed	(12,371)	(8,787,193)	(14,758)	(933,833)	(1,712)	(6,389,435)	(27,243)
Units outstanding at end of year	77,960	38,218,840	105,384	3,437,579	24,317	31,251,676	76,820
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$763,129	$1,033,282,172	$11,224,360	$12,632,467	$280,158	$119,148,271	$2,032,382
Proceeds from sales	$103,329	$563,007,140	$1,279,728	$10,311,075	$18,092	$105,490,272	$539,829

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(861,393)	$(4,475)	$2,521,538	$44,280	$(1,569,203)	$(7,504)	$(1,253,437)
Net realized gain (loss) on investments	643,406	(11,128)	318,379	4,477	(160,823)	(2,859)	(141,488)
Net change in unrealized appreciation
(depreciation) on investments	(8,311,945)	(197,834)	(5,452,855)	(73,350)	(15,119,375)	(269,644)	(9,489,266)
Net change in net assets
from operations	(8,529,932)	(213,437)	(2,612,938)	(24,593)	(16,849,401)	(280,007)	(10,884,191)

Contract transactions
Purchase payments	41,186,485	2,147,413	11,183,715	619,326	58,541,357	2,963,690	42,773,830
Surrenders and terminations	(2,935,740)	(7,188)	(5,258,142)	(16,178)	(7,673,612)	(20,472)	(4,939,319)
Transfers between Investment Divisions	61,405,414	485,885	17,483,928	320,353	38,038,814	(20,201)	30,187,045
Contract owner charges	(707,590)	(9,886)	(824,270)	(2,541)	(1,430,462)	(18,710)	(1,098,504)
Net change in net assets
from contract transaction	98,948,569	2,616,224	22,585,231	920,960	87,476,097	2,904,307	66,923,052

Net change in net assets	90,418,637	2,402,787	19,972,293	896,367	70,626,696	2,624,300	56,038,861

Net assets beginning of year	22,063,891	23,911	61,418,423	84,646	77,932,481	76,163	58,768,551

Net assets end of year	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463	$114,807,412

Contract unit transactions
Units outstanding at beginning of year	2,040,791	2,206	5,685,126	7,847	7,076,716	6,789	5,443,447
Units issued	11,956,857	255,228	5,142,634	87,493	10,560,597	292,105	7,782,720
Units redeemed	(3,438,110)	(32,926)	(3,033,235)	(2,588)	(2,337,970)	(29,101)	(1,527,038)
Units outstanding at end of year	10,559,538	224,508	7,794,525	92,752	15,299,343	269,793	11,699,129
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$137,787,856	$2,990,472	$59,094,144	$1,000,881	$112,444,192	$3,225,866	$82,981,647
Proceeds from sales	$39,700,680	$378,723	$33,433,560	$29,830	$26,516,822	$328,649	$17,300,459

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Operations
Net investment income (loss)	$(9,842)	$(4,407,476)	$27,740	$(431,841)	$6,250	$(11,126,420)	$24,134
Net realized gain (loss) on investments	(4,201)	67,111,338	42,014	11,989,489	235,241	39,392,127	34,689
Net change in unrealized appreciation
(depreciation) on investments	(280,627)	(151,121,827)	(497,271)	(24,179,062)	(579,588)	(81,991,119)	(40,688)
Net change in net assets
from operations	(294,670)	(88,417,965)	(427,517)	(12,621,414)	(338,097)	(53,725,412)	18,135

Contract transactions
Purchase payments	4,125,401	67,623,448	3,537,276	14,249,385	1,938,178	88,210,374	2,270,699
Surrenders and terminations	(8,521)	(75,342,208)	(13,772)	(6,829,402)	(27,473)	(262,871,578)	(16,073)
Transfers between Investment Divisions	(228,404)	(39,642,649)	480,846	15,415,476	320,466	(119,347,669)	1,322,346
Contract owner charges	(8,736)	(11,465,254)	(20,459)	(88,428)	(6,963)	(31,333,139)	(12,611)
Net change in net assets
from contract transaction	3,879,740	(58,826,663)	3,983,891	22,747,031	2,224,208	(325,342,012)	3,564,361

Net change in net assets	3,585,070	(147,244,628)	3,556,374	10,125,617	1,886,111	(379,067,424)	3,582,496

Net assets beginning of year	173,925	1,058,067,467	126,141	63,093,358	54,265	2,960,291,829	174,934

Net assets end of year	$3,758,995	$910,822,839	$3,682,515	$73,218,975	$1,940,376	$2,581,224,405	$3,757,430

Contract unit transactions
Units outstanding at beginning of year	15,836	30,537,879	2,615	3,381,464	5,257	142,287,065	6,113
Units issued	403,417	5,321,368	86,142	2,086,921	234,148	15,292,699	144,594
Units redeemed	(46,534)	(7,115,204)	(5,477)	(852,765)	(32,678)	(31,894,562)	(16,130)
Units outstanding at end of year	372,719	28,744,043	83,280	4,615,620	206,727	125,685,202	134,577
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,383,015	$216,551,771	$4,330,914	$51,232,744	$2,863,963	$383,765,547	$4,086,313
Proceeds from sales	$512,761	$263,030,155	$267,743	$16,681,401	$379,777	$681,907,855	$462,453

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(120,330)	$9,980	$(3,422,678)	$36,241	$16,798,677	$131,016	$(457,332)
Net realized gain (loss) on investments	122,541	6,004	109,424,160	505,813	(1,328,743)	12,186	(500,353)
Net change in unrealized appreciation
(depreciation) on investments	(442,517)	(21,364)	(167,209,927)	(1,035,567)	(10,720,378)	(52,046)	(2,977,319)
Net change in net assets
from operations	(440,306)	(5,380)	(61,208,445)	(493,513)	4,749,556	91,156	(3,935,004)

Contract transactions
Purchase payments	2,856,339	697,633	116,970,134	5,461,271	76,567,429	3,755,651	4,490,602
Surrenders and terminations	(998,662)	(3,328)	(39,956,310)	(22,305)	(55,541,138)	(170,891)	(3,570,682)
Transfers between Investment Divisions	141,517	73,227	153,802,308	98,930	53,562,647	810,817	3,250,420
Contract owner charges	(11,706)	(2,486)	(7,687,431)	(34,084)	(7,255,273)	(11,574)	(33,028)
Net change in net assets
from contract transaction	1,987,488	765,046	223,128,701	5,503,812	67,333,665	4,384,003	4,137,312

Net change in net assets	1,547,182	759,666	161,920,256	5,010,299	72,083,221	4,475,159	202,308

Net assets beginning of year	11,019,371	77,505	640,519,132	352,644	788,991,252	173,024	42,558,817

Net assets end of year	$12,566,553	$837,171	$802,439,388	$5,362,943	$861,074,473	$4,648,183	$42,761,125

Contract unit transactions
Units outstanding at beginning of year	996,250	6,972	41,549,858	23,584	72,484,272	15,965	3,922,883
Units issued	888,937	78,116	24,389,915	470,029	25,808,043	1,008,729	1,786,549
Units redeemed	(701,689)	(7,553)	(10,703,175)	(119,356)	(19,598,790)	(607,369)	(1,392,674)
Units outstanding at end of year	1,183,498	77,535	55,236,598	374,257	78,693,525	417,325	4,316,758
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,690,441	$866,710	$503,675,116	$8,045,428	$305,924,609	$11,095,873	$18,673,707
Proceeds from sales	$7,650,413	$83,216	$179,208,119	$1,899,858	$221,792,266	$6,580,854	$14,993,726
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Operations
Net investment income (loss)	$(2,054)	$1,278,176	$4,523	$51,762	$6,263	$13,006,647	$28,817
Net realized gain (loss) on investments	(5,546)	83,819	(356)	9,871,748	30,061	(8,581,182)	(1,531)
Net change in unrealized appreciation
(depreciation) on investments	(42,408)	(4,395,779)	(8,706)	(26,491,666)	(100,178)	(64,180,186)	(67,105)
Net change in net assets
from operations	(50,008)	(3,033,784)	(4,539)	(16,568,156)	(63,854)	(59,754,721)	(39,819)

Contract transactions
Purchase payments	824,978	902,510	76,800	12,975,262	512,095	31,973,933	828,939
Surrenders and terminations	(13,870)	(2,355,242)	(4,024)	(13,417,747)	(15,160)	(53,431,031)	(6,613)
Transfers between Investment Divisions	51,768	(3,585,740)	3	10,793,885	164,779	(127,870,163)	27,910
Contract owner charges	(2,518)	(11,607)	(172)	(435,368)	(2,568)	(8,876,570)	(5,341)
Net change in net assets
from contract transaction	860,358	(5,050,079)	72,607	9,916,032	659,146	(158,203,831)	844,895

Net change in net assets	810,350	(8,083,863)	68,068	(6,652,124)	595,292	(217,958,552)	805,076

Net assets beginning of year	19,899	32,209,622	—	136,141,121	7,522	883,807,340	76,811

Net assets end of year	$830,249	$24,125,759	$68,068	$129,488,997	$602,814	$665,848,788	$881,887

Contract unit transactions
Units outstanding at beginning of year	2,027	2,052,781	—	9,842,614	602	58,353,126	4,627
Units issued	100,335	274,177	6,094	3,657,426	57,273	5,837,617	61,999
Units redeemed	(14,717)	(612,967)	(358)	(2,907,073)	(5,245)	(16,656,833)	(9,636)
Units outstanding at end of year	87,645	1,713,991	5,736	10,592,967	52,630	47,533,910	56,990
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,015,444	$5,645,923	$81,687	$59,685,616	$766,264	$109,717,649	$1,032,453
Proceeds from sales	$157,140	$9,417,826	$4,557	$40,734,513	$64,468	$254,914,832	$158,741

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$507,078	$9,938	$(18,459,433)	$(2,043)	$2,136,493	$10,398	$(8,926,545)
Net realized gain (loss) on investments	53,325,105	18,225	61,668,595	1,670	29,145,029	22,964	(7,027,893)
Net change in unrealized appreciation
(depreciation) on investments	(218,229,309)	(84,988)	(177,484,432)	(110,033)	(108,988,605)	(107,707)	11,360,949
Net change in net assets
from operations	(164,397,126)	(56,825)	(134,275,270)	(110,406)	(77,707,083)	(74,345)	(4,593,489)

Contract transactions
Purchase payments	27,471,500	466,225	31,225,763	1,084,538	19,278,200	428,190	37,824,378
Surrenders and terminations	(142,800,513)	(111)	(117,531,145)	—	(37,718,227)	—	(51,609,854)
Transfers between Investment Divisions	(124,704,125)	189,076	(51,284,772)	60,109	(13,319,138)	102,113	(36,699,659)
Contract owner charges	(22,158,534)	(4,020)	(16,457,271)	(8,717)	(6,233,933)	(3,711)	(6,831,010)
Net change in net assets
from contract transaction	(262,191,672)	651,170	(154,047,425)	1,135,930	(37,993,098)	526,592	(57,316,145)

Net change in net assets	(426,588,798)	594,345	(288,322,695)	1,025,524	(115,700,181)	452,247	(61,909,634)

Net assets beginning of year	1,857,572,588	3,229	1,390,847,494	5,014	517,990,865	25,013	681,734,476

Net assets end of year	$1,430,983,790	$597,574	$1,102,524,799	$1,030,538	$402,290,684	$477,260	$619,824,842

Contract unit transactions
Units outstanding at beginning of year	135,547,124	207	101,474,878	359	40,702,911	1,649	58,728,347
Units issued	8,992,539	43,669	7,011,519	124,872	4,301,947	37,233	13,529,774
Units redeemed	(28,623,661)	(1,859)	(18,547,169)	(49,676)	(7,446,582)	(1,894)	(18,613,481)
Units outstanding at end of year	115,916,002	42,017	89,939,228	75,555	37,558,276	36,988	53,644,640
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$199,530,975	$711,081	$95,403,001	$1,840,110	$84,506,601	$590,037	$157,172,713
Proceeds from sales	$408,480,644	$28,824	$267,909,859	$706,224	$98,394,075	$29,033	$223,415,403

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Operations
Net investment income (loss)	$(2,646)	$52,970,535	$53,148	$6,129,186	$22,449	$(1,690,657)	$4,073
Net realized gain (loss) on investments	1,637	19,750,045	(8,589)	40,697,976	15,208	31,686,283	12,265
Net change in unrealized appreciation
(depreciation) on investments	11,080	(169,161,110)	(111,735)	(186,868,777)	(257,121)	(91,343,759)	(50,179)
Net change in net assets
from operations	10,071	(96,440,530)	(67,176)	(140,041,615)	(219,464)	(61,348,133)	(33,841)

Contract transactions
Purchase payments	1,136,944	71,572,628	1,431,600	38,856,053	1,159,893	20,054,930	348,720
Surrenders and terminations	(46,349)	(148,467,369)	(89,331)	(44,276,556)	(8,095)	(52,762,070)	(2,834)
Transfers between Investment Divisions	34,854	(86,115,444)	(133,734)	(28,215,744)	52,242	(20,067,649)	26,226
Contract owner charges	(3,265)	(20,479,218)	(9,675)	(7,417,483)	(7,097)	(7,778,360)	(1,766)
Net change in net assets
from contract transaction	1,122,184	(183,489,403)	1,198,860	(41,053,730)	1,196,943	(60,553,149)	370,346

Net change in net assets	1,132,255	(279,929,933)	1,131,684	(181,095,345)	977,479	(121,901,282)	336,505

Net assets beginning of year	40,861	1,887,729,446	78,830	697,552,704	158,256	653,799,129	23,330

Net assets end of year	$1,173,116	$1,607,799,513	$1,210,514	$516,457,359	$1,135,735	$531,897,847	$359,835

Contract unit transactions
Units outstanding at beginning of year	3,207	119,868,522	4,167	53,908,962	10,448	46,910,097	1,403
Units issued	106,052	10,640,887	81,235	9,668,288	104,617	4,317,158	29,202
Units redeemed	(17,680)	(22,585,736)	(18,476)	(13,234,793)	(21,441)	(8,751,661)	(6,620)
Units outstanding at end of year	91,579	107,923,673	66,926	50,342,457	93,624	42,475,594	23,985
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,346,569	$245,572,725	$1,598,750	$162,465,756	$1,561,994	$87,548,191	$497,384
Proceeds from sales	$227,032	$376,091,593	$346,742	$171,046,711	$301,400	$129,236,011	$112,071

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Operations
Net investment income (loss)	$9,566,655	$31,702	$(1,434,362)	$(85,292)	$(3,559)	$(2,829,592)	$12,720
Net realized gain (loss) on investments	(9,592,777)	(4,749)	(3,637,898)	(273,946)	(13,848)	5,598,269	24,163
Net change in unrealized appreciation
(depreciation) on investments	(26,781,032)	(21,738)	(9,019,893)	(994,745)	(128,549)	(115,551,214)	(445,734)
Net change in net assets
from operations	(26,807,154)	5,215	(14,092,153)	(1,353,983)	(145,956)	(112,782,537)	(408,851)

Contract transactions
Purchase payments	47,503,714	1,336,718	4,815,443	3,733,174	1,132,442	28,797,153	2,160,496
Surrenders and terminations	(73,354,591)	(26,383)	(15,852,043)	(428,130)	(1,329)	(46,862,967)	(27,525)
Transfers between Investment Divisions	(26,529,786)	50,251	(4,173,956)	12,731,076	598,316	(21,084,238)	161,183
Contract owner charges	(10,281,401)	(4,866)	(1,160,040)	(43,153)	(7,008)	(3,406,085)	(8,078)
Net change in net assets
from contract transaction	(62,662,064)	1,355,720	(16,370,596)	15,992,967	1,722,421	(42,556,137)	2,286,076

Net change in net assets	(89,469,218)	1,360,935	(30,462,749)	14,638,984	1,576,465	(155,338,674)	1,877,225

Net assets beginning of year	892,471,877	80,437	147,281,772	3,024,489	133,736	539,689,949	7,920

Net assets end of year	$803,002,659	$1,441,372	$116,819,023	$17,663,473	$1,710,201	$384,351,275	$1,885,145

Contract unit transactions
Units outstanding at beginning of year	34,177,147	2,136	10,904,945	288,473	12,727	45,568,032	670
Units issued	5,117,073	44,252	1,938,109	2,224,821	199,578	10,124,218	234,826
Units redeemed	(7,733,853)	(7,204)	(3,298,700)	(506,183)	(20,779)	(13,984,403)	(33,811)
Units outstanding at end of year	31,560,367	39,184	9,544,354	2,007,111	191,526	41,707,847	201,685
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$152,618,003	$1,645,689	$26,216,829	$20,775,480	$1,929,630	$126,878,322	$2,723,164
Proceeds from sales	$205,713,412	$258,267	$44,021,788	$4,867,805	$210,768	$162,199,656	$379,888

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(b)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Operations
Net investment income (loss)	$(7,228)	$(21)	$(6,075,114)	$1,217	$(178,938)	$1,431	$28,366,515
Net realized gain (loss) on investments	(56,168)	—	37,631,802	(294)	(62,549)	2,633	(3,170,203)
Net change in unrealized appreciation
(depreciation) on investments	(190,305)	(1,549)	(143,942,589)	(13,005)	(3,393,675)	(56,388)	(116,931,296)
Net change in net assets
from operations	(253,701)	(1,570)	(112,385,901)	(12,082)	(3,635,162)	(52,324)	(91,734,984)

Contract transactions
Purchase payments	999,149	32,716	39,385,815	129,412	18,855,040	936,547	39,442,975
Surrenders and terminations	(33,946)	—	(43,448,527)	—	(1,082,830)	(83)	(85,344,459)
Transfers between Investment Divisions	2,289,727	1	(91,302,674)	174,351	24,235,955	(26,454)	(85,055,881)
Contract owner charges	(6,359)	(3)	(7,356,160)	(482)	(279,397)	(3,518)	(13,502,791)
Net change in net assets
from contract transaction	3,248,571	32,714	(102,721,546)	303,281	41,728,768	906,492	(144,460,156)

Net change in net assets	2,994,870	31,144	(215,107,447)	291,199	38,093,606	854,168	(236,195,140)

Net assets beginning of year	—	—	690,649,844	—	9,513,065	48,921	1,288,855,050

Net assets end of year	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089	$1,052,659,910

Contract unit transactions
Units outstanding at beginning of year	—	—	65,099,695	—	924,116	4,737	71,293,278
Units issued	453,295	3,319	13,472,835	29,916	4,728,130	97,930	6,767,046
Units redeemed	(132,749)	—	(23,878,142)	(440)	(599,216)	(8,262)	(15,143,705)
Units outstanding at end of year	320,546	3,319	54,694,388	29,476	5,053,030	94,405	62,916,619
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,520,328	$32,717	$137,827,673	$309,039	$47,898,360	$995,873	$172,077,690
Proceeds from sales	$1,278,985	$23	$246,624,334	$4,541	$6,348,530	$87,950	$279,541,017

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A(b)	JNL/JPMorgan Hedged Equity Fund - Class I(b)
Operations
Net investment income (loss)	$5,432	$5,297,230	$32,338	$(22,767,405)	$(18,806)	$18,358	$1,644
Net realized gain (loss) on investments	(1,664)	16,046,177	(19,968)	153,684,144	268,685	9,409	1,362
Net change in unrealized appreciation
(depreciation) on investments	(14,434)	(175,165,915)	(270,346)	(310,537,717)	(1,453,323)	(352,002)	(27,101)
Net change in net assets
from operations	(10,666)	(153,822,508)	(257,976)	(179,620,978)	(1,203,444)	(324,235)	(24,095)

Contract transactions
Purchase payments	231,348	51,308,312	1,910,984	164,865,920	6,581,878	5,318,989	413,679
Surrenders and terminations	(206)	(60,796,457)	(11,769)	(101,579,280)	(191,846)	(255,759)	—
Transfers between Investment Divisions	36,786	(54,126,813)	(4,033)	32,291,097	1,105,246	14,236,057	389,746
Contract owner charges	(259)	(10,157,760)	(12,207)	(18,544,693)	(21,723)	(25,356)	(213)
Net change in net assets
from contract transaction	267,669	(73,772,718)	1,882,975	77,033,044	7,473,555	19,273,931	803,212

Net change in net assets	257,003	(227,595,226)	1,624,999	(102,587,934)	6,270,111	18,949,696	779,117

Net assets beginning of year	—	994,136,851	151,709	1,554,186,643	161,494	—	—

Net assets end of year	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605	$18,949,696	$779,117

Contract unit transactions
Units outstanding at beginning of year	—	42,213,490	4,445	45,710,194	3,694	—	—
Units issued	17,422	6,049,063	72,026	13,701,586	222,544	2,101,995	81,261
Units redeemed	(4,267)	(9,544,177)	(14,085)	(11,934,090)	(62,884)	(118,829)	(27)
Units outstanding at end of year	13,155	38,718,376	62,386	47,477,690	163,354	1,983,166	81,234
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$360,071	$154,332,113	$2,372,854	$571,852,713	$10,682,617	$20,508,003	$807,319
Proceeds from sales	$85,961	$222,807,600	$457,541	$439,409,967	$2,917,047	$1,182,113	$1,075

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$(20,000,413)	$(16,545)	$12,564,438	$72,081	$995,021	$46,890	$(444,664)
Net realized gain (loss) on investments	192,568,567	503,202	(8,713,168)	3,331	3,387,620	(59,552)	1,124,934
Net change in unrealized appreciation
(depreciation) on investments	(269,978,237)	(1,225,178)	(10,886,315)	1,424	(85,360,048)	(420,585)	(7,658,438)
Net change in net assets
from operations	(97,410,083)	(738,521)	(7,035,045)	76,836	(80,977,407)	(433,247)	(6,978,168)

Contract transactions
Purchase payments	133,133,736	6,169,953	48,176,410	2,332,290	15,276,612	2,981,284	4,890,979
Surrenders and terminations	(98,265,360)	(291,421)	(68,437,405)	(12,441)	(39,772,221)	(25,220)	(1,921,920)
Transfers between Investment Divisions	26,144,381	981,933	32,975,586	2,183,125	2,337,406	75,774	7,143,584
Contract owner charges	(15,113,768)	(19,237)	(7,924,081)	(11,607)	(3,352,309)	(15,348)	(48,906)
Net change in net assets
from contract transaction	45,898,989	6,841,228	4,790,510	4,491,367	(25,510,512)	3,016,490	10,063,737

Net change in net assets	(51,511,094)	6,102,707	(2,244,535)	4,568,203	(106,487,919)	2,583,243	3,085,569

Net assets beginning of year	1,382,977,687	155,597	782,288,947	—	446,070,663	117,851	53,601,438

Net assets end of year	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203	$339,582,744	$2,701,094	$56,687,007

Contract unit transactions
Units outstanding at beginning of year	26,612,703	2,105	37,139,833	—	29,158,411	6,475	3,862,313
Units issued	8,192,484	118,352	11,092,512	164,701	5,087,187	207,646	1,855,422
Units redeemed	(7,656,808)	(30,262)	(11,097,021)	(8,307)	(6,759,111)	(31,567)	(1,101,013)
Units outstanding at end of year	27,148,379	90,195	37,135,324	156,394	27,486,487	182,554	4,616,722
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$596,099,934	$9,735,593	$255,354,379	$4,820,181	$75,618,865	$3,572,439	$24,953,174
Proceeds from sales	$428,842,573	$2,346,780	$236,198,390	$251,105	$100,134,356	$509,059	$15,334,102

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Operations
Net investment income (loss)	$468	$(1,019)	$(6,107,666)	$6,037,129	$41,041	$(8,059,078)	$12,278
Net realized gain (loss) on investments	(298)	(1,407)	25,901,630	(5,830,956)	(1,571)	64,724,994	8,988
Net change in unrealized appreciation
(depreciation) on investments	(76,899)	(37,662)	(61,227,040)	(16,240,033)	(16,285)	(95,109,525)	(234,232)
Net change in net assets
from operations	(76,729)	(40,088)	(41,433,076)	(16,033,860)	23,185	(38,443,609)	(212,966)

Contract transactions
Purchase payments	625,101	214,977	15,761,146	50,958,332	2,073,368	81,812,987	2,451,431
Surrenders and terminations	(326)	(11,628)	(34,009,754)	(64,194,610)	(46,361)	(79,958,652)	(113,256)
Transfers between Investment Divisions	32,624	201,094	(18,861,481)	(6,333,834)	(115,174)	66,464,505	74,263
Contract owner charges	(3,191)	—	(5,251,484)	(7,732,005)	(8,907)	(13,122,976)	(6,637)
Net change in net assets
from contract transaction	654,208	404,443	(42,361,573)	(27,302,117)	1,902,926	55,195,864	2,405,801

Net change in net assets	577,479	364,355	(83,794,649)	(43,335,977)	1,926,111	16,752,255	2,192,835

Net assets beginning of year	47,594	—	453,059,489	826,791,969	322,215	1,037,837,517	536

Net assets end of year	$625,073	$364,355	$369,264,840	$783,455,992	$2,248,326	$1,054,589,772	$2,193,371

Contract unit transactions
Units outstanding at beginning of year	3,580	—	28,791,647	56,864,408	17,294	35,184,067	14
Units issued	49,570	42,718	3,441,722	10,156,891	123,519	11,049,792	77,149
Units redeemed	(765)	(1,324)	(6,185,691)	(12,241,461)	(18,033)	(9,705,722)	(20,178)
Units outstanding at end of year	52,385	41,394	26,047,678	54,779,838	122,780	36,528,137	56,985
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$666,666	$416,092	$54,650,199	$161,470,574	$2,279,148	$381,938,794	$3,292,218
Proceeds from sales	$11,990	$12,668	$103,119,438	$182,735,562	$335,180	$314,245,780	$843,787

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(364,357)	$(1,223)	$(11,800,684)	$(2,812)	$2,486,466	$67,235	$18,404,316
Net realized gain (loss) on investments	(322,699)	(5,647)	84,077,327	(6,604)	34,801,354	(49,479)	(15,878,812)
Net change in unrealized appreciation
(depreciation) on investments	(3,844,542)	(23,832)	(116,549,491)	(80,196)	(251,888,087)	(530,877)	(279,939,735)
Net change in net assets
from operations	(4,531,598)	(30,702)	(44,272,848)	(89,612)	(214,600,267)	(513,121)	(277,414,231)

Contract transactions
Purchase payments	15,112,469	381,301	64,192,765	1,215,816	104,503,762	4,298,314	56,195,619
Surrenders and terminations	(1,466,417)	(1,979)	(67,482,225)	(7,931)	(72,742,011)	(19,171)	(98,547,342)
Transfers between Investment Divisions	44,726,882	49,950	1,677,004	116,849	(63,326,730)	463,346	(67,354,203)
Contract owner charges	(309,554)	(2,845)	(8,969,882)	(4,620)	(14,499,459)	(21,289)	(16,338,282)
Net change in net assets
from contract transaction	58,063,380	426,427	(10,582,338)	1,320,114	(46,064,438)	4,721,200	(126,044,208)

Net change in net assets	53,531,782	395,725	(54,855,186)	1,230,502	(260,664,705)	4,208,079	(403,458,439)

Net assets beginning of year	7,202,880	46,782	822,911,575	15,677	1,271,614,428	203,726	1,404,919,224

Net assets end of year	$60,734,662	$442,507	$768,056,389	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785

Contract unit transactions
Units outstanding at beginning of year	681,201	4,410	38,822,396	567	111,040,799	16,104	42,346,725
Units issued	7,610,622	60,226	11,874,540	60,370	31,438,788	457,862	7,273,817
Units redeemed	(1,896,005)	(18,756)	(12,661,511)	(13,708)	(37,040,348)	(59,485)	(11,271,182)
Units outstanding at end of year	6,395,818	45,880	38,035,425	47,229	105,439,239	414,481	38,349,360
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$76,762,193	$610,245	$260,068,837	$1,700,348	$369,835,244	$5,494,673	$277,839,685
Proceeds from sales	$19,063,171	$185,040	$282,451,860	$383,046	$413,413,215	$706,238	$385,479,576

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(a)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I
Operations
Net investment income (loss)	$47,450	$6,989,769	$1,033	$(2,703,939)	$46,193	$(12,960,372)	$40,196
Net realized gain (loss) on investments	(8,202)	(985,142)	(260)	88,902,052	26,547	114,358,022	62,800
Net change in unrealized appreciation
(depreciation) on investments	(452,501)	(72,322,371)	(7,163)	(285,538,997)	(687,653)	(12,956,383)	(362,290)
Net change in net assets
from operations	(413,253)	(66,317,744)	(6,390)	(199,340,884)	(614,913)	88,441,267	(259,294)

Contract transactions
Purchase payments	1,663,133	22,129,155	167,037	106,534,058	3,991,942	182,136,188	5,723,786
Surrenders and terminations	(35,922)	(24,857,982)	—	(92,754,332)	(70,729)	(196,247,644)	(20,269)
Transfers between Investment Divisions	310,263	(58,690,843)	33,452	(80,651,300)	185,763	32,613,617	886,188
Contract owner charges	(7,140)	(4,633,344)	(109)	(15,809,142)	(19,887)	(32,711,744)	(19,832)
Net change in net assets
from contract transaction	1,930,334	(66,053,014)	200,380	(82,680,716)	4,087,089	(14,209,583)	6,569,873

Net change in net assets	1,517,081	(132,370,758)	193,990	(282,021,600)	3,472,176	74,231,684	6,310,579

Net assets beginning of year	5,533	451,987,036	—	1,359,935,587	113,764	2,741,804,293	62,521

Net assets end of year	$1,522,614	$319,616,278	$193,990	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100

Contract unit transactions
Units outstanding at beginning of year	124	27,300,462	—	79,894,949	4,979	87,828,285	1,495
Units issued	51,743	4,331,699	18,907	18,580,870	234,094	16,298,142	161,969
Units redeemed	(8,658)	(8,737,855)	(6,513)	(24,350,700)	(55,028)	(17,315,913)	(15,596)
Units outstanding at end of year	43,209	22,894,306	12,394	74,125,119	184,045	86,810,514	147,868
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,362,409	$81,509,644	$307,736	$367,730,436	$5,447,462	$619,625,742	$7,387,701
Proceeds from sales	$384,626	$140,572,889	$106,323	$419,002,779	$1,210,863	$602,715,301	$712,519

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I
Operations
Net investment income (loss)	$(12,447,721)	$(478,440)	$(1,686)	$(23,601,167)	$19,676	$28,060,593	$182,142
Net realized gain (loss) on investments	44,415,601	(1,043,596)	(2,786)	190,953,822	24,389	127,285,128	306,147
Net change in unrealized appreciation
(depreciation) on investments	(109,810,973)	(5,150,085)	(74,334)	(238,685,760)	(887,642)	(379,668,586)	(1,268,960)
Net change in net assets
from operations	(77,843,093)	(6,672,121)	(78,806)	(71,333,105)	(843,577)	(224,322,865)	(780,671)

Contract transactions
Purchase payments	48,510,559	12,312,079	508,229	214,488,796	6,681,479	88,475,711	5,564,889
Surrenders and terminations	(72,357,478)	(1,735,080)	(274)	(161,831,099)	(31,928)	(99,231,891)	(27,749)
Transfers between Investment Divisions	(40,469,698)	7,348,044	43,781	74,628,801	1,434,166	(75,820,146)	423,600
Contract owner charges	(10,787,085)	(432,398)	(3,766)	(28,476,358)	(31,740)	(15,476,019)	(30,389)
Net change in net assets
from contract transaction	(75,103,702)	17,492,645	547,970	98,810,140	8,051,977	(102,052,345)	5,930,351

Net change in net assets	(152,946,795)	10,820,524	469,164	27,477,035	7,208,400	(326,375,210)	5,149,680

Net assets beginning of year	935,513,848	16,384,419	60,378	2,167,489,818	252,620	1,588,376,289	656,651

Net assets end of year	$782,567,053	$27,204,943	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331

Contract unit transactions
Units outstanding at beginning of year	57,750,202	1,540,976	5,665	124,747,372	10,830	76,440,357	24,627
Units issued	7,288,483	7,086,603	64,132	36,110,104	363,537	11,772,984	252,155
Units redeemed	(12,027,204)	(5,597,966)	(11,720)	(32,440,223)	(47,309)	(16,982,669)	(20,651)
Units outstanding at end of year	53,011,481	3,029,613	58,077	128,417,253	327,058	71,230,672	256,131
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$119,485,793	$75,309,782	$669,064	$730,891,745	$9,319,036	$381,779,404	$6,992,805
Proceeds from sales	$207,037,217	$58,295,577	$122,779	$628,125,135	$1,179,427	$359,348,670	$513,828

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A
Operations
Net investment income (loss)	$22,044,972	$118,156	$(715,409)	$(1,263)	$(266,592)	$(332)	$6,903,997
Net realized gain (loss) on investments	151,921,620	8,852	(5,450,665)	(9,260)	256,795	549	56,192,701
Net change in unrealized appreciation
(depreciation) on investments	(483,268,646)	(791,778)	(4,502,618)	(55,815)	(1,932,448)	(15,396)	(96,835,577)
Net change in net assets
from operations	(309,302,054)	(664,770)	(10,668,692)	(66,338)	(1,942,245)	(15,179)	(33,738,879)

Contract transactions
Purchase payments	40,921,153	5,034,023	6,904,945	331,106	9,036,115	107,350	16,579,238
Surrenders and terminations	(345,812,067)	(108,481)	(3,710,867)	(962)	(403,769)	—	(34,494,921)
Transfers between Investment Divisions	(129,258,606)	108,524	(18,883,986)	48,307	5,808,216	51,560	(11,246,375)
Contract owner charges	(28,195,219)	(26,242)	(568,000)	(2,081)	(210,773)	(671)	(3,201,775)
Net change in net assets
from contract transaction	(462,344,739)	5,007,824	(16,257,908)	376,370	14,229,789	158,239	(32,363,833)

Net change in net assets	(771,646,793)	4,343,054	(26,926,600)	310,032	12,287,544	143,060	(66,102,712)

Net assets beginning of year	3,269,998,650	587,498	42,284,318	—	15,102,915	—	367,752,280

Net assets end of year	$2,498,351,857	$4,930,552	$15,357,718	$310,032	$27,390,459	$143,060	$301,649,568

Contract unit transactions
Units outstanding at beginning of year	150,696,457	21,786	3,973,029	—	1,346,515	—	16,855,845
Units issued	6,524,047	221,063	8,336,560	50,556	1,554,396	15,917	2,245,615
Units redeemed	(27,927,806)	(37,821)	(10,512,978)	(14,800)	(317,574)	(2,636)	(3,785,521)
Units outstanding at end of year	129,292,698	205,028	1,796,611	35,756	2,583,337	13,281	15,315,939
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$207,558,627	$6,185,922	$89,287,219	$519,936	$17,963,749	$188,752	$98,155,754
Proceeds from sales	$647,858,394	$1,059,942	$106,260,536	$144,829	$3,916,295	$30,376	$87,473,387
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(a)	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I
Operations
Net investment income (loss)	$49,230	$(25,835,899)	$42,307	$7,270,709	$1,973	$(255,561)	$(5,143)
Net realized gain (loss) on investments	119,863	105,531,760	133,862	9,640,711	170	(32,517)	6,013
Net change in unrealized appreciation
(depreciation) on investments	(327,732)	(166,004,917)	(1,257,359)	(57,896,450)	(7,942)	(2,198,834)	(59,918)
Net change in net assets
from operations	(158,639)	(86,309,056)	(1,081,190)	(40,985,030)	(5,799)	(2,486,912)	(59,048)

Contract transactions
Purchase payments	1,496,340	276,262,620	10,994,281	15,831,926	151,342	10,924,988	1,872,782
Surrenders and terminations	(4,550)	(141,519,898)	(284,775)	(16,427,422)	—	(1,277,288)	(55,142)
Transfers between Investment Divisions	159,367	217,881,208	806,882	(41,979,293)	3,166	30,817,590	32,044
Contract owner charges	(6,901)	(27,434,990)	(33,705)	(2,974,469)	(10)	(212,051)	(9,524)
Net change in net assets
from contract transaction	1,644,256	325,188,940	11,482,683	(45,549,258)	154,498	40,253,239	1,840,160

Net change in net assets	1,485,617	238,879,884	10,401,493	(86,534,288)	148,699	37,766,327	1,781,112

Net assets beginning of year	25,208	2,063,605,862	268,214	295,471,758	—	5,314,327	74,449

Net assets end of year	$1,510,825	$2,302,485,746	$10,669,707	$208,937,470	$148,699	$43,080,654	$1,855,561

Contract unit transactions
Units outstanding at beginning of year	883	68,076,635	9,222	13,737,130	—	521,154	7,279
Units issued	67,703	25,811,100	463,091	2,243,145	7,834	5,755,927	216,388
Units redeemed	(10,314)	(16,571,405)	(115,205)	(4,577,692)	(577)	(1,756,117)	(31,080)
Units outstanding at end of year	58,272	77,316,330	357,108	11,402,583	7,257	4,520,964	192,587
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,130,603	$881,422,457	$15,472,008	$62,776,451	$169,175	$57,719,927	$2,149,681
Proceeds from sales	$287,185	$565,959,984	$3,846,321	$94,980,787	$11,601	$17,722,249	$314,664

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(806,594)	$(2,669)	$(222,851)	$(2,326)	$(12,850,418)	$69,022	$1,378,657
Net realized gain (loss) on investments	(965,686)	757	(291,144)	(4,276)	206,242,207	336,245	649,685,753
Net change in unrealized appreciation
(depreciation) on investments	(14,647,902)	(119,292)	(3,248,272)	(96,739)	(523,809,041)	(1,667,197)	(1,070,596,152)
Net change in net assets
from operations	(16,420,182)	(121,204)	(3,762,267)	(103,341)	(330,417,252)	(1,261,930)	(419,531,742)

Contract transactions
Purchase payments	20,236,444	1,363,634	15,380,142	1,172,335	194,331,198	8,338,370	606,056,928
Surrenders and terminations	(3,274,509)	(6,068)	(687,069)	(1,078)	(164,194,662)	(38,062)	(420,945,189)
Transfers between Investment Divisions	114,030,465	105,610	16,013,385	25,217	(80,109,902)	1,033,933	(52,273,363)
Contract owner charges	(646,463)	(4,642)	(163,446)	(3,316)	(28,314,801)	(36,146)	(74,519,824)
Net change in net assets
from contract transaction	130,345,937	1,458,534	30,543,012	1,193,158	(78,288,167)	9,298,095	58,318,552

Net change in net assets	113,925,755	1,337,330	26,780,745	1,089,817	(408,705,419)	8,036,165	(361,213,190)

Net assets beginning of year	16,352,397	9,162	5,581,927	11,561	2,658,629,272	470,097	6,699,233,085

Net assets end of year	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262	$6,338,019,895

Contract unit transactions
Units outstanding at beginning of year	1,527,622	854	523,410	1,083	76,477,220	10,572	282,714,679
Units issued	15,882,339	130,263	3,730,726	120,681	13,169,005	235,893	57,059,086
Units redeemed	(4,897,817)	(3,862)	(837,338)	(6,999)	(15,693,443)	(27,716)	(55,653,374)
Units outstanding at end of year	12,512,144	127,255	3,416,798	114,765	73,952,782	218,749	284,120,391
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$184,263,519	$1,503,425	$39,034,416	$1,262,169	$625,481,993	$10,993,613	$1,832,831,496
Proceeds from sales	$54,724,176	$47,560	$8,714,255	$71,337	$578,368,839	$1,201,365	$1,423,903,501

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A
Operations
Net investment income (loss)	$2,579,735	$16,776	$(9,622,203)	$64,975	$2,801,074	$12,555	$1,105,914
Net realized gain (loss) on investments	76,643,366	139,055	276,807,169	729,603	12,920,227	37,877	3,023,536
Net change in unrealized appreciation
(depreciation) on investments	(203,597,511)	(385,517)	(493,621,410)	(2,159,871)	(24,036,656)	(61,534)	(5,369,817)
Net change in net assets
from operations	(124,374,410)	(229,686)	(226,436,444)	(1,365,293)	(8,315,355)	(11,102)	(1,240,367)

Contract transactions
Purchase payments	29,199,873	830,924	153,181,102	7,524,136	3,774,509	315,802	8,045,436
Surrenders and terminations	(37,008,170)	(3,622)	(135,752,827)	(12,192)	(9,451,646)	(3,483)	(10,514,345)
Transfers between Investment Divisions	(28,229,631)	233,167	92,922,605	1,467,428	9,898,985	19,633	87,627,456
Contract owner charges	(5,758,245)	(4,364)	(21,133,951)	(31,090)	(912,707)	(1,535)	(213,697)
Net change in net assets
from contract transaction	(41,796,173)	1,056,105	89,216,929	8,948,282	3,309,141	330,417	84,944,850

Net change in net assets	(166,170,583)	826,419	(137,219,515)	7,582,989	(5,006,214)	319,315	83,704,483

Net assets beginning of year	550,343,058	26,704	1,942,541,407	369,025	107,132,673	3,044	76,455,919

Net assets end of year	$384,172,475	$853,123	$1,805,321,892	$7,952,014	$102,126,459	$322,359	$160,160,402

Contract unit transactions
Units outstanding at beginning of year	28,244,861	1,161	64,308,619	9,550	10,733,900	229	5,371,035
Units issued	6,795,409	52,118	17,493,012	234,871	4,072,985	34,716	9,218,757
Units redeemed	(9,169,660)	(4,949)	(15,450,111)	(14,335)	(3,820,081)	(9,211)	(3,500,840)
Units outstanding at end of year	25,870,610	48,330	66,351,520	230,086	10,986,804	25,734	11,088,952
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$227,701,381	$1,336,218	$791,162,420	$10,363,847	$57,461,466	$506,466	$137,724,665
Proceeds from sales	$178,154,917	$108,196	$502,687,510	$604,814	$38,318,162	$124,136	$50,702,565

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Utilities Sector Fund - Class I	JNL/Mellon Capital 10 x 10 Fund - Class I(a)	JNL/Mellon Capital Index 5 Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Operations
Net investment income (loss)	$11,001	$(2)	$(965)	$(7,588,511)	$10,771	$(294,096)	$(91)
Net realized gain (loss) on investments	7,100	—	(1,350)	64,076,616	119,326	(885,174)	(3)
Net change in unrealized appreciation
(depreciation) on investments	(18,294)	(365)	(92,036)	(203,798,722)	(553,228)	(7,379,382)	(8,601)
Net change in net assets
from operations	(193)	(367)	(94,351)	(147,310,617)	(423,131)	(8,558,652)	(8,695)

Contract transactions
Purchase payments	590,820	—	852,647	34,293,633	2,327,738	3,811,960	33,346
Surrenders and terminations	(195)	—	—	(60,576,366)	(44,433)	(1,084,418)	—
Transfers between Investment Divisions	388,471	10,000	127,196	347,021,898	1,050,513	89,411,714	84,607
Contract owner charges	(2,074)	—	(2,718)	(11,203,864)	(12,591)	(256,167)	—
Net change in net assets
from contract transaction	977,022	10,000	977,125	309,535,301	3,321,227	91,883,089	117,953

Net change in net assets	976,829	9,633	882,774	162,224,684	2,898,096	83,324,437	109,258

Net assets beginning of year	21,847	—	—	774,964,137	159,730	—	—

Net assets end of year	$998,676	$9,633	$882,774	$937,188,821	$3,057,826	$83,324,437	$109,258

Contract unit transactions
Units outstanding at beginning of year	1,657	—	—	33,544,014	5,629	—	—
Units issued	89,640	596	53,368	21,028,680	130,200	10,287,334	11,781
Units redeemed	(18,328)	—	(658)	(8,098,845)	(11,584)	(1,258,400)	—
Units outstanding at end of year	72,969	596	52,710	46,473,849	124,245	9,028,934	11,781
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,242,100	$10,000	$988,004	$554,750,072	$3,806,893	$103,749,450	$117,953
Proceeds from sales	$248,302	$2	$11,844	$195,782,297	$327,692	$12,160,457	$91

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Operations
Net investment income (loss)	$28,794	$5,815	$(116,926)	$3,561,698	$23,903	$638,488	$4,441
Net realized gain (loss) on investments	14,767	(6)	(627,520)	(334,472)	(4,810)	(397,426)	(281)
Net change in unrealized appreciation
(depreciation) on investments	31,933	(5,362)	(1,514,391)	(27,634,446)	(38,567)	(573,930)	(5,904)
Net change in net assets
from operations	75,494	447	(2,258,837)	(24,407,220)	(19,474)	(332,868)	(1,744)

Contract transactions
Purchase payments	621,221	146,582	1,744,929	44,838,739	1,182,368	2,201,258	147,581
Surrenders and terminations	(2,058,929)	(3,258)	(1,250,527)	(42,303,885)	(31,080)	(10,975,571)	(13,556)
Transfers between Investment Divisions	1,448,160	28,008	2,701,798	(25,859,914)	102,530	(747,158)	20,642
Contract owner charges	(18,498)	(172)	(8,238)	(7,370,313)	(5,791)	(54,396)	(923)
Net change in net assets
from contract transaction	(8,046)	171,160	3,187,962	(30,695,373)	1,248,027	(9,575,867)	153,744

Net change in net assets	67,448	171,607	929,125	(55,102,593)	1,228,553	(9,908,735)	152,000

Net assets beginning of year	11,370,484	2,494	14,331,091	632,065,052	67,585	74,883,245	5,819

Net assets end of year	$11,437,932	$174,101	$15,260,216	$576,962,459	$1,296,138	$64,974,510	$157,819

Contract unit transactions
Units outstanding at beginning of year	1,143,513	250	2,154,456	55,475,240	5,419	7,199,445	575
Units issued	502,423	17,134	1,506,753	12,044,905	121,836	948,074	20,631
Units redeemed	(498,493)	(393)	(1,072,302)	(14,927,612)	(20,598)	(1,853,317)	(6,030)
Units outstanding at end of year	1,147,443	16,991	2,588,907	52,592,533	106,657	6,294,202	15,176
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,103,712	$181,403	$10,289,746	$147,897,069	$1,526,211	$11,170,215	$220,976
Proceeds from sales	$5,082,962	$4,428	$7,218,710	$175,030,744	$254,282	$20,107,593	$62,792

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Operations
Net investment income (loss)	$(415,036)	$(13,881,741)	$29,174	$(2,339,050)	$7,532	$4,367,443	$17,308
Net realized gain (loss) on investments	1,396,886	131,201,564	24,444	(324,910)	(2,353)	1,561,901	2,962
Net change in unrealized appreciation
(depreciation) on investments	(12,345,028)	(362,893,899)	(791,791)	380,326	32,068	(16,387,097)	(21,483)
Net change in net assets
from operations	(11,363,178)	(245,574,076)	(738,173)	(2,283,634)	37,247	(10,457,753)	(1,213)

Contract transactions
Purchase payments	7,856,828	107,650,933	5,030,723	86,904,855	5,130,942	24,974,111	628,645
Surrenders and terminations	(2,162,064)	(121,511,934)	(281,210)	(15,409,759)	(174,550)	(20,022,364)	(13,027)
Transfers between Investment Divisions	1,779,258	(97,647,727)	45,416	171,948,051	1,050,087	(16,602,859)	40,662
Contract owner charges	(17,989)	(21,213,245)	(27,221)	(2,777,566)	(23,614)	(2,410,805)	(1,306)
Net change in net assets
from contract transaction	7,456,033	(132,721,973)	4,767,708	240,665,581	5,982,865	(14,061,917)	654,974

Net change in net assets	(3,907,145)	(378,296,049)	4,029,535	238,381,947	6,020,112	(24,519,670)	653,761

Net assets beginning of year	36,375,746	1,818,557,373	187,802	128,039,807	523,732	287,431,472	41,954

Net assets end of year	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844	$262,911,802	$695,715

Contract unit transactions
Units outstanding at beginning of year	3,130,159	71,395,746	5,621	12,760,068	52,018	24,394,258	3,584
Units issued	2,928,444	11,821,357	172,415	33,789,785	767,955	8,836,023	71,617
Units redeemed	(2,420,984)	(17,482,413)	(31,480)	(9,498,194)	(168,478)	(10,029,465)	(14,120)
Units outstanding at end of year	3,637,619	65,734,690	146,556	37,051,659	651,495	23,200,816	61,081
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$34,719,808	$353,922,266	$5,903,190	$335,772,848	$7,684,820	$110,387,839	$843,076
Proceeds from sales	$26,517,199	$462,907,853	$1,005,272	$97,446,318	$1,694,423	$117,631,752	$165,370
See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Operations
Net investment income (loss)	$(7,736,179)	$14,372	$28,650,141	$139,680	$66,299,064	$123,799	$275,842
Net realized gain (loss) on investments	(33,601,122)	(1,769)	(3,955,013)	(32,692)	(765,453)	(12,662)	(214,220)
Net change in unrealized appreciation
(depreciation) on investments	2,363,116	(38,509)	(63,853,532)	(257,377)	(164,392,082)	(252,111)	(659,818)
Net change in net assets
from operations	(38,974,185)	(25,906)	(39,158,404)	(150,389)	(98,858,471)	(140,974)	(598,196)

Contract transactions
Purchase payments	49,301,980	1,716,850	128,450,942	4,883,208	79,759,165	3,969,846	1,172,114
Surrenders and terminations	(97,652,228)	(41,634)	(128,016,682)	(300,552)	(129,658,483)	(65,305)	(1,477,756)
Transfers between Investment Divisions	(43,555,404)	159,707	193,826,237	784,342	(144,829,352)	(1,308,453)	2,631,562
Contract owner charges	(12,666,334)	(8,744)	(15,266,431)	(14,846)	(16,376,892)	(9,118)	(16,528)
Net change in net assets
from contract transaction	(104,571,986)	1,826,179	178,994,066	5,352,152	(211,105,562)	2,586,970	2,309,392

Net change in net assets	(143,546,171)	1,800,273	139,835,662	5,201,763	(309,964,033)	2,445,996	1,711,196

Net assets beginning of year	1,114,819,487	92,411	1,362,837,477	105,439	1,640,329,640	150,326	13,902,412

Net assets end of year	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607	$2,596,322	$15,613,608

Contract unit transactions
Units outstanding at beginning of year	80,743,898	5,611	118,852,492	10,006	74,596,114	4,977	1,309,772
Units issued	11,885,782	144,868	50,160,265	649,686	12,836,543	155,339	662,847
Units redeemed	(19,887,190)	(31,544)	(35,030,148)	(161,586)	(23,020,474)	(68,180)	(441,972)
Units outstanding at end of year	72,742,490	118,935	133,982,609	498,106	64,412,183	92,136	1,530,647
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$170,013,545	$2,358,766	$629,109,618	$7,275,524	$367,996,374	$4,647,006	$7,396,048
Proceeds from sales	$282,321,709	$518,215	$421,465,411	$1,783,692	$512,802,872	$1,936,237	$4,810,814

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$1,098	$(2,618,283)	$10,409	$(6,570,152)	$9,950	$3,017,914	$50,926
Net realized gain (loss) on investments	(30)	59,185,730	76,263	135,917,993	200,532	(1,558,655)	(1,123)
Net change in unrealized appreciation
(depreciation) on investments	(3,261)	(177,504,461)	(357,640)	(271,756,852)	(560,867)	(9,211,850)	(42,999)
Net change in net assets
from operations	(2,193)	(120,937,014)	(270,968)	(142,409,011)	(350,385)	(7,752,591)	6,804

Contract transactions
Purchase payments	36,927	39,366,193	1,096,618	41,924,581	1,458,288	32,632,976	1,250,455
Surrenders and terminations	—	(36,172,138)	(7,844)	(47,160,457)	(15,484)	(20,956,538)	(11,730)
Transfers between Investment Divisions	39,692	(43,213,187)	248,027	(145,184,864)	180,770	5,235,753	993,218
Contract owner charges	(85)	(6,126,649)	(5,417)	(9,859,744)	(11,619)	(3,040,836)	(4,316)
Net change in net assets
from contract transaction	76,534	(46,145,781)	1,331,384	(160,280,484)	1,611,955	13,871,355	2,227,627

Net change in net assets	74,341	(167,082,795)	1,060,416	(302,689,495)	1,261,570	6,118,764	2,234,431

Net assets beginning of year	2,513	611,521,462	45,706	817,667,573	133,502	297,882,198	118,756

Net assets end of year	$76,854	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187

Contract unit transactions
Units outstanding at beginning of year	282	28,967,411	1,865	36,797,228	5,038	17,667,276	9,941
Units issued	8,693	5,406,233	75,655	9,762,991	72,810	6,413,976	219,693
Units redeemed	(105)	(7,744,586)	(20,794)	(17,206,174)	(11,696)	(5,610,796)	(59,837)
Units outstanding at end of year	8,870	26,629,058	56,726	29,354,045	66,152	18,470,456	169,797
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$78,626	$166,774,266	$1,933,650	$303,881,118	$2,140,248	$113,070,444	$2,986,887
Proceeds from sales	$994	$164,584,182	$482,785	$386,901,732	$313,044	$96,181,176	$708,333

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$324,094	$1,959	$(85,753,482)	$(15,390)	$(5,184,736)	$31,668	$47,463,425
Net realized gain (loss) on investments	9,928,131	(831)	271,303,423	16,516	74,588,587	171,101	306,892,331
Net change in unrealized appreciation
(depreciation) on investments	(40,608,483)	(34,549)	(614,180,134)	(519,357)	(102,666,523)	(382,148)	(553,761,239)
Net change in net assets
from operations	(30,356,258)	(33,421)	(428,630,193)	(518,231)	(33,262,672)	(179,379)	(199,405,483)

Contract transactions
Purchase payments	9,549,358	218,181	229,764,017	5,017,398	45,270,775	3,005,036	126,358,724
Surrenders and terminations	(15,348,385)	—	(450,108,870)	(44,933)	(65,764,991)	(139,853)	(220,575,297)
Transfers between Investment Divisions	(12,795,358)	107,432	(445,764,202)	384,893	(103,142,339)	242,856	(269,757,434)
Contract owner charges	(2,103,184)	(896)	(71,072,581)	(31,946)	(10,932,418)	(3,340)	(36,885,769)
Net change in net assets
from contract transaction	(20,697,569)	324,717	(737,181,636)	5,325,412	(134,568,973)	3,104,699	(400,859,776)

Net change in net assets	(51,053,827)	291,296	(1,165,811,829)	4,807,181	(167,831,645)	2,925,320	(600,265,259)

Net assets beginning of year	216,681,432	—	6,613,163,114	825,623	1,019,413,787	8,779	3,380,007,757

Net assets end of year	$165,627,605	$291,296	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099	$2,779,742,498

Contract unit transactions
Units outstanding at beginning of year	6,122,011	—	283,160,151	40,479	39,757,445	293	146,995,458
Units issued	886,873	7,240	22,796,521	282,821	5,321,012	161,222	14,159,442
Units redeemed	(1,510,381)	(772)	(54,140,532)	(35,342)	(10,555,337)	(60,799)	(32,033,716)
Units outstanding at end of year	5,498,503	6,468	251,816,140	287,958	34,523,120	100,716	129,121,184
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$35,084,770	$367,319	$543,449,778	$6,094,249	$196,503,291	$5,200,970	$675,273,503
Proceeds from sales	$55,458,245	$40,643	$1,366,384,896	$784,228	$292,908,982	$1,928,937	$771,881,754

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Operations
Net investment income (loss)	$155,673	$1,868,478	$44,477	$1,037,725	$66,831	$(29,623,531)	$(13,354)
Net realized gain (loss) on investments	423,622	386,177	(10,928)	35,376,251	165,709	109,155,902	(8,980)
Net change in unrealized appreciation
(depreciation) on investments	(896,115)	(9,744,478)	(138,622)	(87,556,436)	(593,404)	(241,732,669)	(512,469)
Net change in net assets
from operations	(316,820)	(7,489,823)	(105,073)	(51,142,460)	(360,864)	(162,200,298)	(534,803)

Contract transactions
Purchase payments	4,167,441	4,753,471	814,994	34,875,968	3,955,712	104,661,266	5,360,309
Surrenders and terminations	(19,115)	(1,632,425)	(11,509)	(55,222,841)	(141,459)	(151,381,426)	(204)
Transfers between Investment Divisions	1,192,676	1,607,081	28,662	(22,902,684)	65,088	18,707,410	123,319
Contract owner charges	(17,961)	(26,990)	(3,952)	(8,943,939)	(4,981)	(26,397,647)	(32,068)
Net change in net assets
from contract transaction	5,323,041	4,701,137	828,195	(52,193,496)	3,874,360	(54,410,397)	5,451,356

Net change in net assets	5,006,221	(2,788,686)	723,122	(103,335,956)	3,513,496	(216,610,695)	4,916,553

Net assets beginning of year	201,792	43,562,655	—	774,040,540	—	2,070,472,910	54,341

Net assets end of year	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215	$4,970,894

Contract unit transactions
Units outstanding at beginning of year	7,473	3,376,458	—	33,574,688	—	79,921,302	2,447
Units issued	233,504	1,437,486	84,439	6,571,145	220,399	11,248,428	244,557
Units redeemed	(34,555)	(1,028,273)	(10,147)	(8,885,086)	(82,161)	(13,606,020)	(10,414)
Units outstanding at end of year	206,422	3,785,671	74,292	31,260,747	138,238	77,563,710	236,590
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,855,799	$19,524,409	$981,377	$194,677,760	$6,442,584	$298,349,275	$5,681,675
Proceeds from sales	$947,977	$12,954,793	$108,705	$222,117,903	$2,385,424	$382,383,204	$243,673

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(18,000,757)	$(1,212)	$(73,645,310)	$(11,265)	$(41,020,248)	$(2,625)	$(80,729,240)
Net realized gain (loss) on investments	41,756,440	(13,756)	283,824,262	(25,068)	106,430,582	1,682	265,687,080
Net change in unrealized appreciation
(depreciation) on investments	(68,412,100)	(5,656)	(564,509,366)	(353,616)	(197,557,039)	(60,221)	(520,963,110)
Net change in net assets
from operations	(44,656,417)	(20,624)	(354,330,414)	(389,949)	(132,146,705)	(61,164)	(336,005,270)

Contract transactions
Purchase payments	37,109,325	1,380,581	159,272,643	4,486,022	75,270,684	2,546,484	123,098,054
Surrenders and terminations	(141,264,367)	(2,389)	(397,057,822)	(268)	(255,775,867)	(9,920)	(485,914,131)
Transfers between Investment Divisions	(74,120,012)	(792,306)	(61,408,695)	111,907	(68,150,691)	(126,828)	(63,836,897)
Contract owner charges	(16,450,541)	(869)	(65,175,532)	(28,124)	(37,710,148)	(3,839)	(73,036,490)
Net change in net assets
from contract transaction	(194,725,595)	585,017	(364,369,406)	4,569,537	(286,366,022)	2,405,897	(499,689,464)

Net change in net assets	(239,382,012)	564,393	(718,699,820)	4,179,588	(418,512,727)	2,344,733	(835,694,734)

Net assets beginning of year	1,354,151,012	—	5,274,868,860	244,644	3,023,011,930	112,092	5,895,637,141

Net assets end of year	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825	$5,059,942,407

Contract unit transactions
Units outstanding at beginning of year	93,795,859	—	207,661,958	12,980	179,027,790	7,268	259,602,966
Units issued	13,763,686	246,079	20,949,890	279,640	14,039,277	169,569	21,420,643
Units redeemed	(27,660,260)	(202,849)	(35,887,614)	(42,793)	(31,431,533)	(11,562)	(44,133,003)
Units outstanding at end of year	79,899,285	43,230	192,724,234	249,827	161,635,534	165,275	236,890,606
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$195,932,863	$3,516,866	$543,387,394	$5,620,728	$237,060,270	$2,586,032	$491,167,186
Proceeds from sales	$408,659,215	$2,933,061	$981,402,109	$1,062,457	$564,446,541	$182,760	$1,071,585,890

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(17,149)	$568,941	$6,246	$(782,314)	$8,575	$(434,538)	$(14,988,631)
Net realized gain (loss) on investments	1,000	10,917,817	(463)	25,451,186	24,110	814,335	111,583,790
Net change in unrealized appreciation
(depreciation) on investments	(320,102)	(48,898,568)	(60,272)	(76,500,232)	(96,548)	(939,582)	(143,723,041)
Net change in net assets
from operations	(336,251)	(37,411,810)	(54,489)	(51,831,360)	(63,863)	(559,785)	(47,127,882)

Contract transactions
Purchase payments	4,464,020	12,233,515	374,298	16,369,375	492,739	3,335,913	552,258,033
Surrenders and terminations	(12,200)	(11,679,068)	(318)	(33,395,278)	(2,803)	(5,131,025)	(147,868,208)
Transfers between Investment Divisions	2,535,513	(56,182,499)	31,506	(45,810,361)	9,150	(3,109,003)	562,152,462
Contract owner charges	(9,105)	(2,507,907)	(1,446)	(5,341,901)	(2,079)	(20,265)	(18,286,048)
Net change in net assets
from contract transaction	6,978,228	(58,135,959)	404,040	(68,178,165)	497,007	(4,924,380)	948,256,239

Net change in net assets	6,641,977	(95,547,769)	349,551	(120,009,525)	433,144	(5,484,165)	901,128,357

Net assets beginning of year	845,132	290,522,755	7,228	491,374,529	19,944	46,171,024	2,095,782,445

Net assets end of year	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859	$2,996,910,802

Contract unit transactions
Units outstanding at beginning of year	48,185	22,642,655	533	23,711,124	822	4,712,628	144,828,634
Units issued	297,509	2,645,740	31,889	3,412,501	21,041	730,551	89,588,258
Units redeemed	(2,319)	(7,141,344)	(1,336)	(6,728,133)	(427)	(1,241,510)	(25,320,404)
Units outstanding at end of year	343,375	18,147,051	31,086	20,395,492	21,436	4,201,669	209,096,488
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,019,481	$36,900,846	$428,675	$97,994,501	$541,530	$7,891,142	$1,419,478,163
Proceeds from sales	$58,402	$94,467,864	$18,389	$144,935,194	$11,475	$12,416,961	$404,269,794

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$73,062	$(76,909,517)	$(1,207)	$(3,206,173)	$(67,886,409)	$(35,735)	$598,702
Net realized gain (loss) on investments	493,917	951,816,052	1,936,594	3,089,656	533,385,800	922,628	(3,985,775)
Net change in unrealized appreciation
(depreciation) on investments	(1,101,444)	(1,059,333,484)	(4,190,748)	(43,763,321)	(642,471,960)	(2,233,118)	1,306,462
Net change in net assets
from operations	(534,465)	(184,426,949)	(2,255,361)	(43,879,838)	(176,972,569)	(1,346,225)	(2,080,611)

Contract transactions
Purchase payments	19,154,620	585,686,594	20,544,416	7,775,001	383,714,516	14,037,577	76,761,223
Surrenders and terminations	(104,643)	(384,400,454)	(177,898)	(39,992,971)	(324,095,073)	(337,059)	(99,309,731)
Transfers between Investment Divisions	1,190,222	88,968,209	2,217,628	346,051,896	(23,690,087)	1,616,144	122,203,183
Contract owner charges	(70,037)	(64,424,089)	(84,685)	(200,583)	(59,667,090)	(63,577)	(9,802,094)
Net change in net assets
from contract transaction	20,170,162	225,830,260	22,499,461	313,633,343	(23,737,734)	15,253,085	89,852,581

Net change in net assets	19,635,697	41,403,311	20,244,100	269,753,505	(200,710,303)	13,906,860	87,771,970

Net assets beginning of year	787,554	5,403,324,860	889,203	183,701,456	4,606,566,954	1,011,396	936,682,070

Net assets end of year	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256	$1,024,454,040

Contract unit transactions
Units outstanding at beginning of year	55,062	74,379,591	8,536	16,046,156	43,053,674	6,548	90,717,946
Units issued	1,691,544	17,061,533	256,904	33,778,755	7,468,934	105,466	40,415,705
Units redeemed	(334,817)	(14,870,494)	(53,332)	(6,766,794)	(7,947,906)	(11,303)	(31,957,242)
Units outstanding at end of year	1,411,789	76,570,630	212,108	43,058,117	42,574,702	100,711	99,176,409
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,739,866	$2,063,661,687	$30,688,800	$390,002,273	$1,198,156,515	$18,022,597	$429,744,021
Proceeds from sales	$5,045,216	$1,210,138,248	$6,042,552	$79,575,103	$938,199,821	$1,812,426	$339,292,739

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Operations
Net investment income (loss)	$40,658	$(3,547,761)	$74,464	$118,575	$10,334	$(221,498)	$1,789
Net realized gain (loss) on investments	(4,060)	234,262,981	580,577	16,756,729	41,232	3,649,217	26,206
Net change in unrealized appreciation
(depreciation) on investments	(4,288)	(429,177,917)	(1,236,626)	(36,084,763)	(196,865)	(5,720,517)	(62,714)
Net change in net assets
from operations	32,310	(198,462,697)	(581,585)	(19,209,459)	(145,299)	(2,292,798)	(34,719)

Contract transactions
Purchase payments	3,168,347	112,498,904	5,513,645	20,016,734	871,638	3,183,257	366,624
Surrenders and terminations	(41,832)	(129,254,128)	(103,658)	(14,702,618)	(27,138)	(1,970,244)	—
Transfers between Investment Divisions	210,353	(85,596,662)	1,143,416	25,638,229	273,439	(95,063)	44,094
Contract owner charges	(12,580)	(19,452,996)	(32,295)	(479,010)	(3,645)	(24,266)	(1,416)
Net change in net assets
from contract transaction	3,324,288	(121,804,882)	6,521,108	30,473,335	1,114,294	1,093,684	409,302

Net change in net assets	3,356,598	(320,267,579)	5,939,523	11,263,876	968,995	(1,199,114)	374,583

Net assets beginning of year	192,225	1,950,172,150	437,733	147,953,900	75,959	23,511,725	—

Net assets end of year	$3,548,823	$1,629,904,571	$6,377,256	$159,217,776	$1,044,954	$22,312,611	$374,583

Contract unit transactions
Units outstanding at beginning of year	15,533	61,796,532	10,530	7,082,465	4,427	1,601,177	—
Units issued	369,541	9,528,279	199,810	3,549,319	80,466	484,242	27,437
Units redeemed	(100,543)	(13,711,042)	(37,847)	(2,078,429)	(17,475)	(408,250)	(220)
Units outstanding at end of year	284,531	57,613,769	172,493	8,553,355	67,418	1,677,169	27,217
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,596,153	$523,075,175	$8,791,519	$87,087,349	$1,501,297	$9,828,914	$441,575
Proceeds from sales	$1,231,207	$445,644,640	$1,568,677	$44,882,089	$306,408	$6,322,187	$4,092

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Operations
Net investment income (loss)	$2,023,086	$(2,355,366)	$(10,189)	$(1,165,867)	$(7,028)	$(521,953)	$(2,983)
Net realized gain (loss) on investments	(1,551,000)	1,921,001	(2,167)	39,406	(2,945)	11,890	1,145
Net change in unrealized appreciation
(depreciation) on investments	(9,000,467)	(19,013,451)	(412,420)	(9,752,496)	(185,959)	887,759	22,504
Net change in net assets
from operations	(8,528,381)	(19,447,816)	(424,776)	(10,878,957)	(195,932)	377,696	20,666

Contract transactions
Purchase payments	3,427,826	83,859,709	4,626,039	57,623,118	2,617,316	23,168,306	1,233,179
Surrenders and terminations	(4,519,802)	(9,300,815)	(22,661)	(3,843,247)	(5,762)	(3,092,013)	(6,844)
Transfers between Investment Divisions	(481,118)	131,427,252	808,010	72,902,904	363,439	31,582,404	(47,816)
Contract owner charges	(44,454)	(1,975,027)	(20,318)	(934,938)	(12,214)	(436,543)	(4,529)
Net change in net assets
from contract transaction	(1,617,548)	204,011,119	5,391,070	125,747,837	2,962,779	51,222,154	1,173,990

Net change in net assets	(10,145,929)	184,563,303	4,966,294	114,868,880	2,766,847	51,599,850	1,194,656

Net assets beginning of year	56,368,898	66,403,628	112,775	24,477,111	280,425	11,762,694	15,233

Net assets end of year	$46,222,969	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889

Contract unit transactions
Units outstanding at beginning of year	10,585,862	6,139,414	10,435	2,304,270	26,264	1,176,519	1,516
Units issued	2,839,238	24,259,909	527,276	14,288,513	292,163	7,109,948	139,185
Units redeemed	(3,055,994)	(6,461,445)	(58,562)	(2,385,624)	(12,873)	(1,922,020)	(21,171)
Units outstanding at end of year	10,369,106	23,937,878	479,149	14,207,159	305,554	6,364,447	119,530
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,469,228	$276,386,596	$6,063,990	$150,842,117	$3,096,444	$70,151,776	$1,385,396
Proceeds from sales	$15,063,689	$74,730,842	$683,110	$26,260,146	$140,692	$19,451,576	$214,388

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(2,288,329)	$(25,232)	$(4,797,057)	$(15,216)	$(2,862,066)	$(12,687)	$(1,123,012)
Net realized gain (loss) on investments	(838,823)	5,246	(7,661,690)	(58,867)	(4,273,849)	(44,059)	(208,228)
Net change in unrealized appreciation
(depreciation) on investments	(21,491,842)	(825,880)	(73,552,702)	(908,551)	(33,555,031)	(608,445)	(5,381,401)
Net change in net assets
from operations	(24,618,994)	(845,866)	(86,011,449)	(982,634)	(40,690,946)	(665,191)	(6,712,641)

Contract transactions
Purchase payments	115,689,578	9,470,272	116,209,836	6,754,892	66,093,622	4,903,381	69,309,901
Surrenders and terminations	(7,307,725)	(7,836)	(15,075,169)	(9,292)	(9,660,287)	(51,076)	(6,552,959)
Transfers between Investment Divisions	108,005,679	(41,924)	327,956,800	(190,856)	75,359,596	81,742	46,824,679
Contract owner charges	(2,011,455)	(49,855)	(3,977,222)	(27,536)	(2,120,150)	(24,553)	(757,194)
Net change in net assets
from contract transaction	214,376,077	9,370,657	425,114,245	6,527,208	129,672,781	4,909,494	108,824,427

Net change in net assets	189,757,083	8,524,791	339,102,796	5,544,574	88,981,835	4,244,303	102,111,786

Net assets beginning of year	39,622,993	801,408	73,360,180	208,805	114,722,599	188,784	28,653,159

Net assets end of year	$229,380,076	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945

Contract unit transactions
Units outstanding at beginning of year	3,789,524	76,341	7,020,737	20,218	10,964,887	18,087	2,810,234
Units issued	24,715,274	951,283	53,658,587	775,061	19,909,290	593,790	14,055,127
Units redeemed	(4,363,447)	(62,695)	(14,610,625)	(154,455)	(7,651,551)	(111,723)	(3,252,358)
Units outstanding at end of year	24,141,351	964,929	46,068,699	640,824	23,222,626	500,154	13,613,003
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$259,213,888	$10,036,452	$574,540,220	$8,119,423	$203,751,773	$6,015,579	$141,336,395
Proceeds from sales	$47,126,139	$691,026	$154,223,033	$1,607,431	$76,941,058	$1,118,772	$33,634,980

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Operations
Net investment income (loss)	$(15,376)	$(1,725,830)	$(20,511)	$(2,223,804)	$(7,698)	$(2,199,002)	$(12,433)
Net realized gain (loss) on investments	(9,834)	(175,677)	(5,562)	(1,585,024)	615	189,476	17,031
Net change in unrealized appreciation
(depreciation) on investments	(236,118)	(13,234,021)	(524,297)	(45,269,434)	(558,279)	(21,224,545)	(543,598)
Net change in net assets
from operations	(261,328)	(15,135,528)	(550,370)	(49,078,262)	(565,362)	(23,234,071)	(539,000)

Contract transactions
Purchase payments	6,021,986	112,962,139	8,737,363	67,579,962	3,530,166	99,406,811	5,183,740
Surrenders and terminations	(58,187)	(3,478,055)	(22,325)	(8,944,233)	(18,663)	(7,777,968)	(57,122)
Transfers between Investment Divisions	322,402	61,381,686	8,661	190,334,726	174,483	122,635,119	298,160
Contract owner charges	(19,690)	(1,408,871)	(40,141)	(1,898,989)	(16,997)	(1,892,457)	(29,142)
Net change in net assets
from contract transaction	6,266,511	169,456,899	8,683,558	247,071,466	3,668,989	212,371,505	5,395,636

Net change in net assets	6,005,183	154,321,371	8,133,188	197,993,204	3,103,627	189,137,434	4,856,636

Net assets beginning of year	135,297	45,148,961	339,990	52,017,854	97,791	47,661,113	101,928

Net assets end of year	$6,140,480	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564

Contract unit transactions
Units outstanding at beginning of year	13,228	4,368,175	32,793	4,845,919	9,108	4,456,663	9,519
Units issued	709,723	19,347,358	929,063	27,588,558	357,482	23,514,225	591,092
Units redeemed	(94,197)	(2,828,848)	(87,864)	(6,815,048)	(42,733)	(4,155,812)	(109,087)
Units outstanding at end of year	628,754	20,886,685	873,992	25,619,429	323,857	23,815,076	491,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,215,241	$198,228,434	$9,586,299	$321,283,044	$4,168,162	$257,280,030	$6,632,024
Proceeds from sales	$964,106	$30,497,365	$923,252	$76,435,382	$506,871	$47,107,528	$1,248,821

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Operations
Net investment income (loss)	$(414,832)	$3,964	$(89,797)	$1,916	$21,606,161	$209,867	$(2,548,624)
Net realized gain (loss) on investments	2,432,237	32,482	644,480	11,531	440,478,667	501,901	—
Net change in unrealized appreciation
(depreciation) on investments	(6,891,761)	(191,932)	(394,307)	(8,397)	(808,120,732)	(1,347,031)	—
Net change in net assets
from operations	(4,874,356)	(155,486)	160,376	5,050	(346,035,904)	(635,263)	(2,548,624)

Contract transactions
Purchase payments	6,963,486	1,304,431	1,960,384	196,524	726,636,439	16,766,563	348,242,786
Surrenders and terminations	(2,022,145)	(27,953)	(781,590)	(8,230)	(509,186,621)	(179,834)	(420,961,355)
Transfers between Investment Divisions	27,878,636	472,832	19,833,116	88,701	(138,544,698)	(2,370,773)	317,892,022
Contract owner charges	(87,647)	(6,448)	(25,155)	(1,359)	(84,529,263)	(56,584)	(13,896,155)
Net change in net assets
from contract transaction	32,732,330	1,742,862	20,986,755	275,636	(5,624,143)	14,159,372	231,277,298

Net change in net assets	27,857,974	1,587,376	21,147,131	280,686	(351,660,047)	13,524,109	228,728,674

Net assets beginning of year	31,124,258	26,374	4,476,286	4,661	7,348,459,381	1,108,819	1,125,631,375

Net assets end of year	$58,982,232	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049

Contract unit transactions
Units outstanding at beginning of year	2,236,760	1,826	447,277	466	151,819,246	16,172	95,348,129
Units issued	3,512,591	125,973	2,594,616	29,363	23,312,279	264,357	129,011,499
Units redeemed	(1,063,128)	(6,278)	(559,688)	(2,614)	(24,084,884)	(57,243)	(110,372,858)
Units outstanding at end of year	4,686,223	121,521	2,482,205	27,215	151,046,641	223,286	113,986,770
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$48,591,086	$1,875,135	$27,391,990	$318,014	$1,563,426,001	$18,874,123	$1,545,416,128
Proceeds from sales	$15,015,343	$91,404	$5,823,072	$28,213	$1,245,348,429	$3,957,209	$1,316,687,454

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL Interest Rate Opportunities Fund - Class A(a)	JNL Real Assets Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class A(a)	JNL/Invesco Mid Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$69,902	$2,322,529	$19,158	$(231,155)	$(70,356)	$(1,780,211)	$4,844
Net realized gain (loss) on investments	—	108,144,249	126,827	669,342	184,236	75,770,235	(4,840)
Net change in unrealized appreciation
(depreciation) on investments	—	(195,066,910)	(271,011)	(787,336)	(300,741)	(55,205,359)	149
Net change in net assets
from operations	69,902	(84,600,132)	(125,026)	(349,149)	(186,861)	18,784,665	153

Contract transactions
Purchase payments	25,047,391	35,581,827	980,788	1,051,241	258,077	18,011,534	453,565
Surrenders and terminations	(1,330,894)	(53,465,962)	(86,662)	(2,778,198)	(712,562)	(16,770,157)	(1,949)
Transfers between Investment Divisions	(12,407,425)	(31,187,013)	217,904	(35,124,921)	(11,013,906)	(380,912,835)	(482,798)
Contract owner charges	(64,740)	(8,680,729)	(6,729)	(11,261)	(5,476)	(2,846,127)	(1,143)
Net change in net assets
from contract transaction	11,244,332	(57,751,877)	1,105,301	(36,863,139)	(11,473,867)	(382,517,585)	(32,325)

Net change in net assets	11,314,234	(142,352,009)	980,275	(37,212,288)	(11,660,728)	(363,732,920)	(32,172)

Net assets beginning of year	882,968	784,224,180	101,843	37,212,288	11,660,728	363,732,920	32,172

Net assets end of year	$12,197,202	$641,872,171	$1,082,118	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	53,144	20,572,489	2,088	3,753,899	1,185,728	11,975,148	771
Units issued	2,024,083	2,447,403	25,016	287,799	117,461	1,879,618	28,075
Units redeemed	(1,335,407)	(4,032,729)	(2,026)	(4,041,698)	(1,303,189)	(13,854,766)	(28,846)
Units outstanding at end of year	741,820	18,987,163	25,078	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,056,993	$200,020,598	$1,356,207	$2,845,066	$1,140,442	$94,939,026	$1,296,542
Proceeds from sales	$21,742,759	$161,944,215	$101,537	$39,939,360	$12,684,665	$445,103,626	$1,250,450

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MMRS Conservative Fund - Class A(a)	JNL/MMRS Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(2,197,580)	$(298,391)
Net realized gain (loss) on investments	35,114,503	8,389,494
Net change in unrealized appreciation
(depreciation) on investments	(30,416,323)	(6,965,391)
Net change in net assets
from operations	2,500,600	1,125,712

Contract transactions
Purchase payments	5,915,432	1,531,124
Surrenders and terminations	(38,683,727)	(2,346,265)
Transfers between Investment Divisions	(330,195,570)	(48,239,067)
Contract owner charges	(151,185)	(44,596)
Net change in net assets
from contract transaction	(363,115,050)	(49,098,804)

Net change in net assets	(360,614,450)	(47,973,092)

Net assets beginning of year	360,614,450	47,973,092

Net assets end of year	$—	$—

Contract unit transactions
Units outstanding at beginning of year	31,742,848	4,060,651
Units issued	1,209,057	273,564
Units redeemed	(32,951,905)	(4,334,215)
Units outstanding at end of year	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,682,880	$3,281,837
Proceeds from sales	$378,995,511	$52,679,032

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(14,652,818)	$(133)	$(1,788,416)	$(4)	$(27,081,339)	$(200)	$(3,452,185)
Net realized gain (loss) on investments	22,644,671	2	1,729,838	—	42,930,700	2	(2,129,718)
Net change in unrealized appreciation
(depreciation) on investments	178,976,269	5,897	10,332,726	50	289,176,208	9,769	18,548,077
Net change in net assets
from operations	186,968,122	5,766	10,274,148	46	305,025,569	9,571	12,966,174

Contract transactions
Purchase payments	87,923,011	259,833	25,746,480	5,268	132,824,183	606,497	11,851,671
Surrenders and terminations	(52,529,883)	—	(12,175,447)	—	(114,155,640)	—	(24,019,624)
Transfers between Investment Divisions	393,584,503	165	77,139,289	848	317,019,088	4,992	(52,026,713)
Contract owner charges	(12,872,917)	—	(99,654)	—	(24,669,801)	—	(329,456)
Net change in net assets
from contract transaction	416,104,714	259,998	90,610,668	6,116	311,017,830	611,489	(64,524,122)

Net change in net assets	603,072,836	265,764	100,884,816	6,162	616,043,399	621,060	(51,557,948)

Net assets beginning of year	833,490,775	—	136,743,948	—	1,731,173,686	—	366,873,846

Net assets end of year	$1,436,563,611	$265,764	$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898

Contract unit transactions
Units outstanding at beginning of year	68,989,571		12,640,186		133,728,794		36,086,330
Units issued	41,015,310	20,517	11,169,425	520	40,754,235	45,823	2,035,720
Units redeemed	(11,857,365)	—	(3,227,784)	—	(20,617,180)	(1)	(8,291,421)
Units outstanding at end of year	98,147,516	20,517	20,581,827	520	153,865,849	45,822	29,830,629

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(26,357,408)	$(24)	$(35,694,932)	$(17)	$483,356	$(2)	$483,077
Net realized gain (loss) on investments	20,769,036	—	23,069,038	—	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	231,074,250	1,136	229,749,574	464	27,437,246	95	9,116,418
Net change in net assets
from operations	225,485,878	1,112	217,123,680	447	30,131,712	93	10,771,057

Contract transactions
Purchase payments	31,569,760	112,372	58,372,767	113,647	19,211,021	26,700	14,504,461
Surrenders and terminations	(118,254,424)	—	(163,039,770)	—	(8,588,905)	—	(7,240,034)
Transfers between Investment Divisions	1,610,183,658	(1)	234,185,416	772	(1,265,767)	—	1,503,339
Contract owner charges	(26,306,399)	—	(34,914,097)	—	(95,893)	—	(47,720)
Net change in net assets
from contract transaction	1,497,192,595	112,371	94,604,316	114,419	9,260,456	26,700	8,720,046

Net change in net assets	1,722,678,473	113,483	311,727,996	114,866	39,392,168	26,793	19,491,103

Net assets beginning of year	1,429,520,271	—	2,464,155,117	—	159,685,032	—	102,351,539

Net assets end of year	$3,152,198,744	$113,483	$2,775,883,113	$114,866	$199,077,200	$26,793	$121,842,642

Contract unit transactions
Units outstanding at beginning of year	84,713,463		145,766,621		11,759,236		8,798,091
Units issued	98,127,199	6,657	35,285,156	6,709	2,280,994	1,863	2,348,821
Units redeemed	(17,183,303)	—	(30,721,337)	—	(1,633,308)	—	(1,660,026)
Units outstanding at end of year	165,657,359	6,657	150,330,440	6,709	12,406,922	1,863	9,486,886

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$—	$995,810	$(3)	$(4,416,285)	$(94)	$(22,070,271)	$—
Net realized gain (loss) on investments	—	2,978,217	—	4,701,736	—	27,196,669	—
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	37,128,840	1,516	188,918,605	—
Net change in net assets
from operations	—	32,955,433	8	37,414,291	1,422	194,045,003	—

Contract transactions
Purchase payments	—	27,494,671	77,262	36,147,064	547,465	88,341,313	—
Surrenders and terminations	—	(14,911,192)	—	(32,969,238)	(54)	(103,702,575)	—
Transfers between Investment Divisions	—	(6,484,165)	3	(9,895,921)	2,348	838,566,103	—
Contract owner charges	—	(140,055)	—	(418,916)	—	(18,115,938)	—
Net change in net assets
from contract transaction	—	5,959,259	77,265	(7,137,011)	549,759	805,088,903	—

Net change in net assets	—	38,914,692	77,273	30,277,280	551,181	999,133,906	—

Net assets beginning of year	—	224,102,370	—	413,769,071	—	1,326,898,624	—

Net assets end of year	$—	$263,017,062	$77,273	$444,046,351	$551,181	$2,326,032,530	$—

Contract unit transactions
Units outstanding at beginning of year		17,579,722		34,266,532		99,540,099
Units issued	—	3,358,464	5,692	4,774,888	41,939	68,337,482	—
Units redeemed	—	(2,930,710)	—	(5,384,762)	(4)	(15,846,390)	—
Units outstanding at end of year	—	18,007,476	5,692	33,656,658	41,935	152,031,191	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$(45,721)	$(378,663)	$(11)	$(14,887,659)	$(28)	$(4,909,518)	$(21)
Net realized gain (loss) on investments	88,509	537,063	—	(2,487,650)	459	38,362,136	319
Net change in unrealized appreciation
(depreciation) on investments	488,128	4,306,990	688	253,860,846	531	22,878,199	1,073
Net change in net assets
from operations	530,916	4,465,390	677	236,485,537	962	56,330,817	1,371

Contract transactions
Purchase payments	2,343,220	20,323,596	34,464	60,243,168	65,506	42,624,759	53,620
Surrenders and terminations	(331,976)	(1,325,267)	—	(64,672,160)	—	(37,415,953)	—
Transfers between Investment Divisions	719,315	23,640,636	—	60,936,949	787	(41,603,445)	(6)
Contract owner charges	(8,765)	(338,301)	—	(12,889,051)	—	(6,927,345)	—
Net change in net assets
from contract transaction	2,721,794	42,300,664	34,464	43,618,906	66,293	(43,321,984)	53,614

Net change in net assets	3,252,710	46,766,054	35,141	280,104,443	67,255	13,008,833	54,985

Net assets beginning of year	8,634,713	9,406,814	—	914,390,622	—	629,858,586	—

Net assets end of year	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255	$642,867,419	$54,985

Contract unit transactions
Units outstanding at beginning of year	903,252	884,768		23,662,793		31,109,316
Units issued	581,768	4,572,328	2,846	5,462,615	1,562	5,475,292	3,529
Units redeemed	(304,484)	(843,990)	—	(4,600,402)	(583)	(7,694,842)	(1,501)
Units outstanding at end of year	1,180,536	4,613,106	2,846	24,525,006	979	28,889,766	2,028

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL S&P 500 Index Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A
Operations
Net investment income (loss)	$(190)	$391,610	$(1,184,654)	$(91)	$(41,550,917)	$(23)	$(5,128,463)
Net realized gain (loss) on investments	157	523,136	14,263,112	1	123,015,296	1	(1,408,231)
Net change in unrealized appreciation
(depreciation) on investments	7,816	3,576,373	58,241,054	2,750	335,274,777	2,257	28,849,753
Net change in net assets
from operations	7,783	4,491,119	71,319,512	2,660	416,739,156	2,235	22,313,059

Contract transactions
Purchase payments	568,575	3,096,597	159,691,934	424,715	289,255,633	144,106	34,009,312
Surrenders and terminations	—	(1,898,808)	(41,952,278)	(41)	(165,400,338)	—	(33,523,343)
Transfers between Investment Divisions	151,663	(4,362,829)	105,436,684	3,294	(12,367,320)	(344)	30,519,142
Contract owner charges	—	(26,379)	(5,877,368)	(12)	(37,450,038)	—	(5,957,107)
Net change in net assets
from contract transaction	720,238	(3,191,419)	217,298,972	427,956	74,037,937	143,762	25,048,004

Net change in net assets	728,021	1,299,700	288,618,484	430,616	490,777,093	145,997	47,361,063

Net assets beginning of year	—	32,915,503	434,844,247	—	2,709,921,993	—	445,048,060

Net assets end of year	$728,021	$34,215,203	$723,462,731	$430,616	$3,200,699,086	$145,997	$492,409,123

Contract unit transactions
Units outstanding at beginning of year		3,221,532	30,931,627		146,918,350		44,159,311
Units issued	72,568	458,423	19,909,545	19,935	30,836,471	6,083	11,657,197
Units redeemed	(4,702)	(761,687)	(6,457,927)	(4)	(27,105,536)	—	(9,376,826)
Units outstanding at end of year	67,866	2,918,268	44,383,245	19,931	150,649,285	6,083	46,439,682

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(59)	$(417,693)	$(53)	$(6,718,353)	$(100)	$(22,670,865)	$(65)
Net realized gain (loss) on investments	—	9,522,138	—	92,787,344	—	30,169,669	—
Net change in unrealized appreciation
(depreciation) on investments	979	20,918,776	2,201	31,206,090	1,650	269,997,412	2,106
Net change in net assets
from operations	920	30,023,221	2,148	117,275,081	1,550	277,496,216	2,041

Contract transactions
Purchase payments	153,603	22,998,060	254,772	61,243,415	214,626	299,513,599	247,771
Surrenders and terminations	—	(5,220,426)	—	(26,538,295)	(28)	(72,007,747)	—
Transfers between Investment Divisions	833	24,449,996	(51)	32,669,467	9,005	211,684,101	17,657
Contract owner charges	—	(77,006)	—	(7,143,538)	—	(20,965,276)	—
Net change in net assets
from contract transaction	154,436	42,150,624	254,721	60,231,049	223,603	418,224,677	265,428

Net change in net assets	155,356	72,173,845	256,869	177,506,130	225,153	695,720,893	267,469

Net assets beginning of year	—	85,586,114	—	465,842,540	—	1,298,868,379	—

Net assets end of year	$155,356	$157,759,959	$256,869	$643,348,670	$225,153	$1,994,589,272	$267,469

Contract unit transactions
Units outstanding at beginning of year		7,364,434		36,468,855		97,906,269
Units issued	12,916	4,759,948	17,602	10,138,560	12,597	42,051,132	16,378
Units redeemed	—	(1,663,538)	—	(5,979,492)	(2)	(13,746,952)	—
Units outstanding at end of year	12,916	10,460,844	17,602	40,627,923	12,595	126,210,449	16,378

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(2,959,418)	$(76)	$(63,187,475)	$(610)	$(9,605,080)	$(84)	$(26,432,825)
Net realized gain (loss) on investments	8,484,492	1	128,684,903	13	107,057,244	640	35,177,577
Net change in unrealized appreciation
(depreciation) on investments	59,925,663	3,046	793,295,103	29,571	264,990,737	2,834	235,905,059
Net change in net assets
from operations	65,450,737	2,971	858,792,531	28,974	362,442,901	3,390	244,649,811

Contract transactions
Purchase payments	47,123,628	470,653	837,302,639	950,223	207,977,060	191,116	229,395,478
Surrenders and terminations	(13,410,607)	—	(222,157,369)	—	(68,617,385)	—	(109,084,903)
Transfers between Investment Divisions	32,440,626	(195)	299,611,684	9,386	397,353,428	102	137,936,415
Contract owner charges	(163,709)	—	(54,330,672)	(38)	(16,615,783)	—	(23,475,310)
Net change in net assets
from contract transaction	65,989,938	470,458	860,426,282	959,571	520,097,320	191,218	234,771,680

Net change in net assets	131,440,675	473,429	1,719,218,813	988,545	882,540,221	194,608	479,421,491

Net assets beginning of year	214,677,331	—	3,816,910,553	—	1,038,030,928	—	1,618,553,220

Net assets end of year	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149	$194,608	$2,097,974,711

Contract unit transactions
Units outstanding at beginning of year	13,030,642		213,016,158		90,574,479		128,864,326
Units issued	5,674,607	22,046	71,525,722	40,753	52,518,730	13,970	37,537,318
Units redeemed	(2,111,094)	—	(28,015,215)	(2)	(14,265,207)	(2,382)	(20,235,255)
Units outstanding at end of year	16,594,155	22,046	256,526,665	40,751	128,828,002	11,588	146,166,389

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A
Operations
Net investment income (loss)	$(54)	$(11,921,921)	$(42)	$(2,706,940)	$(2)	$(1,688,413)	$685,568
Net realized gain (loss) on investments	—	12,874,085	—	4,217,093	—	(12,556,152)	(3,299,975)
Net change in unrealized appreciation
(depreciation) on investments	1,560	252,773,717	2,413	64,783,008	137	10,004,649	5,834,300
Net change in net assets
from operations	1,506	253,725,881	2,371	66,293,161	135	(4,239,916)	3,219,893

Contract transactions
Purchase payments	566,000	111,655,092	207,949	20,789,584	5,400	8,834,145	2,483,170
Surrenders and terminations	—	(53,155,207)	—	(20,528,918)	—	(19,738,406)	(2,250,058)
Transfers between Investment Divisions	—	183,137,954	7,773	(6,791,667)	—	(24,344,666)	(4,888,265)
Contract owner charges	—	(14,134,063)	(16)	(4,109,089)	—	(319,301)	(16,859)
Net change in net assets
from contract transaction	566,000	227,503,776	215,706	(10,640,090)	5,400	(35,568,228)	(4,672,012)

Net change in net assets	567,506	481,229,657	218,077	55,653,071	5,535	(39,808,144)	(1,452,119)

Net assets beginning of year	—	861,365,303	—	315,243,570	—	185,285,046	32,115,715

Net assets end of year	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535	$145,476,902	$30,663,596

Contract unit transactions
Units outstanding at beginning of year		80,462,456		22,799,413		18,002,503	3,113,913
Units issued	38,107	30,310,310	14,160	4,548,538	277	2,293,465	635,376
Units redeemed	—	(12,209,820)	(1)	(5,257,449)	—	(5,838,694)	(1,065,602)
Units outstanding at end of year	38,107	98,562,946	14,159	22,090,502	277	14,457,274	2,683,687

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A
Operations
Net investment income (loss)	$8,021,501	$(74)	$201,930	$(3,819,086)	$(23,501,951)	$(95)	$(356,334)
Net realized gain (loss) on investments	24,818,073	1	(613,716)	(28,473,562)	94,245,931	2	300,978
Net change in unrealized appreciation
(depreciation) on investments	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995	3,814	2,283,558
Net change in net assets
from operations	425,835,844	2,174	1,118,176	(43,508,694)	448,356,975	3,721	2,228,202

Contract transactions
Purchase payments	257,290,739	245,720	2,654,314	43,129,899	123,247,477	159,002	6,905,429
Surrenders and terminations	(193,814,452)	—	(4,390,253)	(51,536,441)	(116,564,545)	—	(1,452,556)
Transfers between Investment Divisions	(134,679,649)	17	(5,997,565)	(71,800,488)	69,339,268	—	(3,254,168)
Contract owner charges	(45,270,752)	—	(36,029)	(9,726,062)	(19,774,498)	—	(13,255)
Net change in net assets
from contract transaction	(116,474,114)	245,737	(7,769,533)	(89,933,092)	56,247,702	159,002	2,185,450

Net change in net assets	309,361,730	247,911	(6,651,357)	(133,441,786)	504,604,677	162,723	4,413,652

Net assets beginning of year	3,534,757,397	—	55,402,908	947,422,145	1,379,406,158	—	32,091,097

Net assets end of year	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835	$162,723	$36,504,749

Contract unit transactions
Units outstanding at beginning of year	295,537,002		5,555,623	107,967,876	32,553,551		3,083,798
Units issued	33,015,966	16,498	598,876	17,788,008	8,598,249	1,988	1,208,154
Units redeemed	(42,694,108)	—	(1,370,228)	(29,117,131)	(7,555,647)	—	(1,002,820)
Units outstanding at end of year	285,858,860	16,498	4,784,271	96,638,753	33,596,153	1,988	3,289,132

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)
Operations
Net investment income (loss)	$(1)	$(1,711,688)	$(116)	$(34,697)	$(1)	$614,430	$(59)
Net realized gain (loss) on investments	—	8,504,554	3	11,192	—	1,235,494	—
Net change in unrealized appreciation
(depreciation) on investments	23	105,612,872	6,750	645,507	(88)	(458,873)	(10)
Net change in net assets
from operations	22	112,405,738	6,637	622,002	(89)	1,391,051	(69)

Contract transactions
Purchase payments	4,200	24,810,039	147,418	6,834,371	24,000	16,079,988	84,761
Surrenders and terminations	—	(30,930,163)	—	(83,969)	—	(4,722,658)	(30)
Transfers between Investment Divisions	—	(23,431,792)	22,161	14,715,105	—	23,493,003	(16)
Contract owner charges	—	(5,549,030)	—	(23,618)	—	(501,973)	—
Net change in net assets
from contract transaction	4,200	(35,100,946)	169,579	21,441,889	24,000	34,348,360	84,715

Net change in net assets	4,222	77,304,792	176,216	22,063,891	23,911	35,739,411	84,646

Net assets beginning of year	—	422,224,194	—	—	—	25,679,012	—

Net assets end of year	$4,222	$499,528,986	$176,216	$22,063,891	$23,911	$61,418,423	$84,646

Contract unit transactions
Units outstanding at beginning of year		32,999,085				2,456,352
Units issued	381	8,031,225	7,854	2,163,375	2,206	10,326,861	7,851
Units redeemed	—	(10,492,597)	—	(122,584)	—	(7,098,087)	(4)
Units outstanding at end of year	381	30,537,713	7,854	2,040,791	2,206	5,685,126	7,847

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA Growth Allocation Fund - Class A(a)	JNL/DFA Growth Allocation Fund - Class I(b)	JNL/DFA Moderate Growth Allocation Fund - Class A(a)	JNL/DFA Moderate Growth Allocation Fund - Class I(b)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(b)	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$1,885,864	$2,313	$1,061,463	$1,651	$(4,342,581)	$(47)	$(462,493)
Net realized gain (loss) on investments	155,842	39	111,782	52	48,283,092	1	974,659
Net change in unrealized appreciation
(depreciation) on investments	2,040,552	(1,364)	1,053,363	(555)	120,316,979	2,113	4,630,838
Net change in net assets
from operations	4,082,258	988	2,226,608	1,148	164,257,490	2,067	5,143,004

Contract transactions
Purchase payments	35,104,721	70,176	31,557,317	170,442	93,519,776	124,067	7,866,802
Surrenders and terminations	(860,995)	(1)	(869,306)	—	(55,588,878)	—	(2,194,407)
Transfers between Investment Divisions	39,878,866	5,000	26,039,898	2,335	38,582,056	7	(1,683,429)
Contract owner charges	(272,369)	—	(185,966)	—	(10,345,133)	—	(25,203)
Net change in net assets
from contract transaction	73,850,223	75,175	56,541,943	172,777	66,167,821	124,074	3,963,763

Net change in net assets	77,932,481	76,163	58,768,551	173,925	230,425,311	126,141	9,106,767

Net assets beginning of year	—	—	—	—	827,642,156	—	53,986,591

Net assets end of year	$77,932,481	$76,163	$58,768,551	$173,925	$1,058,067,467	$126,141	$63,093,358

Contract unit transactions
Units outstanding at beginning of year					28,484,790		3,155,770
Units issued	7,398,201	6,789	5,697,022	15,836	8,197,596	2,615	1,159,444
Units redeemed	(321,485)	—	(253,575)	—	(6,144,507)	—	(933,750)
Units outstanding at end of year	7,076,716	6,789	5,443,447	15,836	30,537,879	2,615	3,381,464

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)
Operations
Net investment income (loss)	$(9)	$(31,731,103)	$(81)	$(21,916)	$(55)	$(4,096,967)	$(87)
Net realized gain (loss) on investments	—	(723,333)	—	140,773	—	24,840,814	1
Net change in unrealized appreciation
(depreciation) on investments	274	146,138,164	500	209,152	(105)	30,468,856	2,614
Net change in net assets
from operations	265	113,683,728	419	328,009	(160)	51,212,703	2,528

Contract transactions
Purchase payments	54,000	164,181,423	156,460	2,907,600	77,665	102,995,096	340,933
Surrenders and terminations	—	(258,029,375)	—	(479,034)	—	(14,178,235)	—
Transfers between Investment Divisions	—	16,917,951	18,093	4,924,111	—	420,284,997	9,183
Contract owner charges	—	(33,303,728)	(38)	(3,283)	—	(2,304,974)	—
Net change in net assets
from contract transaction	54,000	(110,233,729)	174,515	7,349,394	77,665	506,796,884	350,116

Net change in net assets	54,265	3,449,999	174,934	7,677,403	77,505	558,009,587	352,644

Net assets beginning of year	—	2,956,841,830	—	3,341,968	—	82,509,545	—

Net assets end of year	$54,265	$2,960,291,829	$174,934	$11,019,371	$77,505	$640,519,132	$352,644

Contract unit transactions
Units outstanding at beginning of year		148,501,152		320,857		6,398,156
Units issued	5,257	22,172,416	6,114	951,483	6,972	39,373,660	23,584
Units redeemed	—	(28,386,503)	(1)	(276,090)	—	(4,221,958)	—
Units outstanding at end of year	5,257	142,287,065	6,113	996,250	6,972	41,549,858	23,584

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A
Operations
Net investment income (loss)	$10,816,438	$(116)	$1,140,465	$(9)	$1,256,039	$—	$888,721
Net realized gain (loss) on investments	872,874	2	(31,105)	—	331,854	—	3,508,636
Net change in unrealized appreciation
(depreciation) on investments	7,509,205	238	475,092	50	3,084,750	—	7,871,568
Net change in net assets
from operations	19,198,517	124	1,584,452	41	4,672,643	—	12,268,925

Contract transactions
Purchase payments	111,781,559	176,422	4,615,895	19,895	2,480,134	—	10,303,468
Surrenders and terminations	(47,848,517)	(3,522)	(2,915,356)	(18)	(1,904,540)	—	(7,646,688)
Transfers between Investment Divisions	4,227,179	—	3,366,371	(19)	(4,727,163)	—	5,265,377
Contract owner charges	(6,286,755)	—	(15,480)	—	(27,487)	—	(107,837)
Net change in net assets
from contract transaction	61,873,466	172,900	5,051,430	19,858	(4,179,056)	—	7,814,320

Net change in net assets	81,071,983	173,024	6,635,882	19,899	493,587	—	20,083,245

Net assets beginning of year	707,919,269	—	35,922,935	—	31,716,035	—	116,057,876

Net assets end of year	$788,991,252	$173,024	$42,558,817	$19,899	$32,209,622	$—	$136,141,121

Contract unit transactions
Units outstanding at beginning of year	66,861,682		3,447,382		2,339,129		9,255,036
Units issued	25,256,927	16,296	1,431,766	2,031	348,228	—	2,320,204
Units redeemed	(19,634,337)	(331)	(956,265)	(4)	(634,576)	—	(1,732,626)
Units outstanding at end of year	72,484,272	15,965	3,922,883	2,027	2,052,781	—	9,842,614

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)
Operations
Net investment income (loss)	$(2)	$4,451,478	$(16)	$(9,118,008)	$(1)	$(19,865,960)	$(1)
Net realized gain (loss) on investments	—	(2,499,573)	—	9,818,119	—	55,399,216	—
Net change in unrealized appreciation
(depreciation) on investments	124	65,036,038	189	171,948,954	50	99,052,349	15
Net change in net assets
from operations	122	66,987,943	173	172,649,065	49	134,585,605	14

Contract transactions
Purchase payments	7,400	72,467,961	76,649	50,939,311	2,700	46,544,608	—
Surrenders and terminations	—	(46,401,639)	—	(122,592,239)	—	(113,903,808)	—
Transfers between Investment Divisions	—	35,948,245	(11)	(140,948,268)	480	(28,084,390)	5,000
Contract owner charges	—	(9,740,623)	—	(24,149,937)	—	(16,844,695)	—
Net change in net assets
from contract transaction	7,400	52,273,944	76,638	(236,751,133)	3,180	(112,288,285)	5,000

Net change in net assets	7,522	119,261,887	76,811	(64,102,068)	3,229	22,297,320	5,014

Net assets beginning of year	—	764,545,453	—	1,921,674,656	—	1,368,550,174	—

Net assets end of year	$7,522	$883,807,340	$76,811	$1,857,572,588	$3,229	$1,390,847,494	$5,014

Contract unit transactions
Units outstanding at beginning of year		54,781,972		153,777,181		110,195,783
Units issued	602	16,669,061	4,628	10,757,129	207	9,529,454	359
Units redeemed	—	(13,097,907)	(1)	(28,987,186)	—	(18,250,359)	—
Units outstanding at end of year	602	58,353,126	4,627	135,547,124	207	101,474,878	359

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$1,243,212	$(17)	$(9,230,057)	$(12)	$44,348,813	$(22)	$(1,639,296)
Net realized gain (loss) on investments	5,533,707	—	(7,296,536)	—	17,538,299	—	10,703,258
Net change in unrealized appreciation
(depreciation) on investments	64,193,535	677	29,655,319	(339)	88,611,132	353	141,382,510
Net change in net assets
from operations	70,970,454	660	13,128,726	(351)	150,498,244	331	150,446,472

Contract transactions
Purchase payments	32,957,687	23,020	52,260,189	31,138	103,770,409	78,020	46,042,222
Surrenders and terminations	(31,315,851)	—	(44,200,663)	(21)	(134,475,476)	—	(33,087,663)
Transfers between Investment Divisions	13,616,150	1,333	38,898,781	10,095	(37,574,939)	479	73,818,954
Contract owner charges	(6,148,287)	—	(7,012,086)	—	(20,799,104)	—	(6,670,579)
Net change in net assets
from contract transaction	9,109,699	24,353	39,946,221	41,212	(89,079,110)	78,499	80,102,934

Net change in net assets	80,080,153	25,013	53,074,947	40,861	61,419,134	78,830	230,549,406

Net assets beginning of year	437,910,712	—	628,659,529	—	1,826,310,312	—	467,003,298

Net assets end of year	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446	$78,830	$697,552,704

Contract unit transactions
Units outstanding at beginning of year	39,965,219		55,418,112		125,988,084		47,179,478
Units issued	7,701,541	1,649	17,396,886	3,209	15,814,971	4,167	16,221,400
Units redeemed	(6,963,849)	—	(14,086,651)	(2)	(21,934,533)	—	(9,491,916)
Units outstanding at end of year	40,702,911	1,649	58,728,347	3,207	119,868,522	4,167	53,908,962

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(41)	$10,015,027	$(16)	$5,329,203	$(53)	$(1,908,688)	$(4,505)
Net realized gain (loss) on investments	—	24,191,142	—	(4,516,085)	—	(3,715,133)	192
Net change in unrealized appreciation
(depreciation) on investments	3,796	7,211,531	287	13,414,830	187	23,808,032	97,496
Net change in net assets
from operations	3,755	41,417,700	271	14,227,948	134	18,184,211	93,183

Contract transactions
Purchase payments	148,917	35,278,703	23,059	63,150,461	77,803	4,839,156	424,120
Surrenders and terminations	—	(45,057,631)	—	(72,497,149)	—	(13,003,841)	(22,501)
Transfers between Investment Divisions	5,584	(5,519,665)	—	(24,680,288)	2,500	(643,517)	2,529,730
Contract owner charges	—	(8,030,758)	—	(10,677,882)	—	(1,332,922)	(43)
Net change in net assets
from contract transaction	154,501	(23,329,351)	23,059	(44,704,858)	80,303	(10,141,124)	2,931,306

Net change in net assets	158,256	18,088,349	23,330	(30,476,910)	80,437	8,043,087	3,024,489

Net assets beginning of year	—	635,710,780	—	922,948,787	—	139,238,685	—

Net assets end of year	$158,256	$653,799,129	$23,330	$892,471,877	$80,437	$147,281,772	$3,024,489

Contract unit transactions
Units outstanding at beginning of year		48,701,025		36,054,409		11,753,103
Units issued	10,448	6,646,237	1,403	6,145,027	2,136	1,766,012	293,515
Units redeemed	—	(8,437,165)	—	(8,022,289)	—	(2,614,170)	(5,042)
Units outstanding at end of year	10,448	46,910,097	1,403	34,177,147	2,136	10,904,945	288,473

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A
Operations
Net investment income (loss)	$(107)	$(1,852,748)	$(3)	$(5,921,545)	$(13,824)	$(7)	$22,564,592
Net realized gain (loss) on investments	2	920,576	—	23,790,264	776	—	17,060,762
Net change in unrealized appreciation
(depreciation) on investments	4,850	14,787,203	222	185,668,658	136,159	205	68,474,606
Net change in net assets
from operations	4,745	13,855,031	219	203,537,377	123,111	198	108,099,960

Contract transactions
Purchase payments	128,991	19,948,214	7,701	45,218,960	4,485,882	48,734	72,238,993
Surrenders and terminations	—	(12,458,582)	—	(35,200,728)	(85,035)	—	(78,268,061)
Transfers between Investment Divisions	—	504,435,520	—	111,399,202	4,995,961	(11)	(88,929,394)
Contract owner charges	—	(869,447)	—	(6,591,937)	(6,854)	—	(14,661,160)
Net change in net assets
from contract transaction	128,991	511,055,705	7,701	114,825,497	9,389,954	48,723	(109,619,622)

Net change in net assets	133,736	524,910,736	7,920	318,362,874	9,513,065	48,921	(1,519,662)

Net assets beginning of year	—	14,779,213	—	372,286,970	—	—	1,290,374,712

Net assets end of year	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065	$48,921	$1,288,855,050

Contract unit transactions
Units outstanding at beginning of year		1,509,096		52,908,001			77,782,802
Units issued	12,727	47,002,485	670	32,100,783	934,202	4,739	11,586,630
Units redeemed	—	(2,943,549)	—	(19,909,089)	(10,086)	(2)	(18,076,154)
Units outstanding at end of year	12,727	45,568,032	670	65,099,695	924,116	4,737	71,293,278

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
Operations
Net investment income (loss)	$941,408	$(42)	$(17,858,960)	$(93)	$(15,592,233)	$(46)	$9,696,725
Net realized gain (loss) on investments	16,941,183	—	72,844,942	2	31,330,005	2	(7,374,957)
Net change in unrealized appreciation
(depreciation) on investments	155,563,275	2,062	221,309,460	4,761	259,934,245	2,813	6,726,822
Net change in net assets
from operations	173,445,866	2,020	276,295,442	4,670	275,672,017	2,769	9,048,590

Contract transactions
Purchase payments	74,086,594	145,000	155,645,839	147,050	114,889,859	142,842	62,629,891
Surrenders and terminations	(51,062,315)	—	(72,237,630)	—	(68,230,277)	—	(75,857,322)
Transfers between Investment Divisions	11,636,580	4,808	76,395,768	9,798	156,755,801	10,041	(106,209,614)
Contract owner charges	(9,855,659)	(119)	(14,187,265)	(24)	(11,578,374)	(55)	(8,661,214)
Net change in net assets
from contract transaction	24,805,200	149,689	145,616,712	156,824	191,837,009	152,828	(128,098,259)

Net change in net assets	198,251,066	151,709	421,912,154	161,494	467,509,026	155,597	(119,049,669)

Net assets beginning of year	795,885,785	—	1,132,274,489	—	915,468,661	—	901,338,616

Net assets end of year	$994,136,851	$151,709	$1,554,186,643	$161,494	$1,382,977,687	$155,597	$782,288,947

Contract unit transactions
Units outstanding at beginning of year	41,276,964		41,280,423		22,632,127		43,536,258
Units issued	8,808,777	4,449	14,734,107	3,695	9,319,327	2,106	7,989,151
Units redeemed	(7,872,251)	(4)	(10,304,336)	(1)	(5,338,751)	(1)	(14,385,576)
Units outstanding at end of year	42,213,490	4,445	45,710,194	3,694	26,612,703	2,105	37,139,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A
Operations
Net investment income (loss)	$—	$(228,844)	$(23)	$593,499	$(4)	$(6,129,629)	$4,726,004
Net realized gain (loss) on investments	—	1,994,251	—	179,451	—	16,361,837	(2,040,317)
Net change in unrealized appreciation
(depreciation) on investments	—	98,095,436	2,655	10,535,291	429	48,318,268	10,138,350
Net change in net assets
from operations	—	99,860,843	2,632	11,308,241	425	58,550,476	12,824,037

Contract transactions
Purchase payments	—	13,872,726	114,988	4,340,634	47,187	29,269,154	75,489,358
Surrenders and terminations	79	(33,247,170)	—	(1,620,883)	—	(25,520,962)	(59,162,090)
Transfers between Investment Divisions	—	(15,658,499)	272	(1,917,728)	(18)	3,389,237	(8,915,315)
Contract owner charges	(79)	(3,778,460)	(41)	(20,863)	—	(5,190,510)	(7,878,047)
Net change in net assets
from contract transaction	—	(38,811,403)	115,219	781,160	47,169	1,946,919	(466,094)

Net change in net assets	—	61,049,440	117,851	12,089,401	47,594	60,497,395	12,357,943

Net assets beginning of year	—	385,021,223	—	41,512,037	—	392,562,094	814,434,026

Net assets end of year	$—	$446,070,663	$117,851	$53,601,438	$47,594	$453,059,489	$826,791,969

Contract unit transactions
Units outstanding at beginning of year		32,099,694		3,801,691		28,626,500	57,253,269
Units issued	—	3,893,017	6,477	905,831	3,581	5,069,215	12,552,267
Units redeemed	—	(6,834,300)	(2)	(845,209)	(1)	(4,904,068)	(12,941,128)
Units outstanding at end of year	—	29,158,411	6,475	3,862,313	3,580	28,791,647	56,864,408

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)
Operations
Net investment income (loss)	$(156)	$(2,193,963)	$—	$(12,430)	$(29)	$(9,732,223)	$(3)
Net realized gain (loss) on investments	—	76,457,688	—	23,072	1	47,942,254	—
Net change in unrealized appreciation
(depreciation) on investments	859	99,872,805	36	259,349	2,612	120,249,425	208
Net change in net assets
from operations	703	174,136,530	36	269,991	2,584	158,459,456	205

Contract transactions
Purchase payments	321,414	79,381,886	500	3,258,268	43,484	57,021,720	14,822
Surrenders and terminations	—	(56,253,401)	—	(36,525)	—	(50,073,246)	—
Transfers between Investment Divisions	130	14,584,890	—	3,718,281	714	106,488,624	650
Contract owner charges	(32)	(10,762,896)	—	(7,135)	—	(6,979,475)	—
Net change in net assets
from contract transaction	321,512	26,950,479	500	6,932,889	44,198	106,457,623	15,472

Net change in net assets	322,215	201,087,009	536	7,202,880	46,782	264,917,079	15,677

Net assets beginning of year	—	836,750,508	—	—	—	557,994,496	—

Net assets end of year	$322,215	$1,037,837,517	$536	$7,202,880	$46,782	$822,911,575	$15,677

Contract unit transactions
Units outstanding at beginning of year		34,302,401				33,281,668
Units issued	17,296	9,337,369	14	759,083	4,410	13,804,639	567
Units redeemed	(2)	(8,455,703)	—	(77,882)	—	(8,263,911)	—
Units outstanding at end of year	17,294	35,184,067	14	681,201	4,410	38,822,396	567

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(3,853,309)	$(47)	$9,417,465	$(2)	$6,744,049	$(5,632,762)	$(36)
Net realized gain (loss) on investments	22,586,221	101	(52,496,506)	—	109,590	91,408,597	1
Net change in unrealized appreciation
(depreciation) on investments	259,628,104	7,883	(48,584,463)	278	65,963,327	109,323,440	1,752
Net change in net assets
from operations	278,361,016	7,937	(91,663,504)	276	72,816,966	195,099,275	1,717

Contract transactions
Purchase payments	121,929,143	159,404	99,219,837	4,523	34,814,470	136,703,322	110,160
Surrenders and terminations	(48,531,522)	—	(91,929,162)	—	(20,542,815)	(69,669,169)	—
Transfers between Investment Divisions	254,926,194	36,385	(232,376,023)	734	45,418,763	91,656,729	1,887
Contract owner charges	(11,698,729)	—	(17,358,910)	—	(4,458,610)	(13,859,312)	—
Net change in net assets
from contract transaction	316,625,086	195,789	(242,444,258)	5,257	55,231,808	144,831,570	112,047

Net change in net assets	594,986,102	203,726	(334,107,762)	5,533	128,048,774	339,930,845	113,764

Net assets beginning of year	676,628,326	—	1,739,026,986	—	323,938,262	1,020,004,742	—

Net assets end of year	$1,271,614,428	$203,726	$1,404,919,224	$5,533	$451,987,036	$1,359,935,587	$113,764

Contract unit transactions
Units outstanding at beginning of year	79,431,656		50,519,293		23,923,817	70,947,336
Units issued	54,780,961	16,398	8,126,101	124	9,917,059	32,130,178	4,979
Units redeemed	(23,171,818)	(294)	(16,298,669)	—	(6,540,414)	(23,182,565)	—
Units outstanding at end of year	111,040,799	16,104	42,346,725	124	27,300,462	79,894,949	4,979

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(13,166,210)	$(13)	$(11,989,546)	$(42,983)	$(7)	$(13,974,684)	$(104)
Net realized gain (loss) on investments	209,162,171	—	25,661,456	(159,420)	—	121,761,459	2
Net change in unrealized appreciation
(depreciation) on investments	278,729,904	72	97,122,572	680,839	385	405,880,111	3,206
Net change in net assets
from operations	474,725,865	59	110,794,482	478,436	378	513,666,886	3,104

Contract transactions
Purchase payments	190,093,847	61,375	72,358,725	2,867,625	60,000	190,973,004	250,628
Surrenders and terminations	(152,031,805)	—	(49,184,795)	(122,686)	—	(114,113,837)	—
Transfers between Investment Divisions	(39,571,900)	1,087	47,311,585	13,195,112	—	262,991,945	(1,112)
Contract owner charges	(29,658,002)	—	(10,182,810)	(34,068)	—	(20,935,526)	—
Net change in net assets
from contract transaction	(31,167,860)	62,462	60,302,705	15,905,983	60,000	318,915,586	249,516

Net change in net assets	443,558,005	62,521	171,097,187	16,384,419	60,378	832,582,472	252,620

Net assets beginning of year	2,298,246,288	—	764,416,661	—	—	1,334,907,346	—

Net assets end of year	$2,741,804,293	$62,521	$935,513,848	$16,384,419	$60,378	$2,167,489,818	$252,620

Contract unit transactions
Units outstanding at beginning of year	89,378,922		53,777,216			103,703,304
Units issued	16,979,430	1,495	12,524,842	2,366,584	5,665	44,369,852	10,830
Units redeemed	(18,530,067)	—	(8,551,856)	(825,608)	—	(23,325,784)	—
Units outstanding at end of year	87,828,285	1,495	57,750,202	1,540,976	5,665	124,747,372	10,830

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)
Operations
Net investment income (loss)	$22,404,034	$(233)	$21,552,738	$(171)	$(117,499)	$—	$16,883
Net realized gain (loss) on investments	18,780,469	217	121,703,404	3	(87,879)	—	254,133
Net change in unrealized appreciation
(depreciation) on investments	238,913,091	12,722	304,145,691	14,045	1,545,994	—	613,224
Net change in net assets
from operations	280,097,594	12,706	447,401,833	13,877	1,340,616	—	884,240

Contract transactions
Purchase payments	139,336,157	527,525	57,620,775	571,309	2,193,961	—	9,845,540
Surrenders and terminations	(75,179,713)	(3,133)	(299,670,816)	—	(502,015)	—	(39,870)
Transfers between Investment Divisions	163,894,097	119,948	343,001,589	2,312	39,338,853	—	4,445,989
Contract owner charges	(14,175,332)	(395)	(26,769,284)	—	(87,097)	—	(32,984)
Net change in net assets
from contract transaction	213,875,209	643,945	74,182,264	573,621	40,943,702	—	14,218,675

Net change in net assets	493,972,803	656,651	521,584,097	587,498	42,284,318	—	15,102,915

Net assets beginning of year	1,094,403,486	—	2,748,414,553	—	—	—	—

Net assets end of year	$1,588,376,289	$656,651	$3,269,998,650	$587,498	$42,284,318	$—	$15,102,915

Contract unit transactions
Units outstanding at beginning of year	65,108,565		146,107,874
Units issued	22,732,156	25,189	35,235,022	21,786	4,911,237	—	1,457,840
Units redeemed	(11,400,364)	(562)	(30,646,439)	—	(938,208)	—	(111,325)
Units outstanding at end of year	76,440,357	24,627	150,696,457	21,786	3,973,029	—	1,346,515

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)
Operations
Net investment income (loss)	$—	$(5,137,895)	$(9)	$(17,045,307)	$(113)	$4,993,500	$(7,573)
Net realized gain (loss) on investments	—	18,138,742	—	56,152,274	4	5,033,573	48
Net change in unrealized appreciation
(depreciation) on investments	—	49,934,077	467	358,085,854	4,020	37,473,605	15,992
Net change in net assets
from operations	—	62,934,924	458	397,192,821	3,911	47,500,678	8,467

Contract transactions
Purchase payments	—	14,976,978	24,750	245,123,605	249,318	27,035,158	2,426,868
Surrenders and terminations	—	(32,287,185)	—	(87,060,644)	—	(14,209,910)	(5,188)
Transfers between Investment Divisions	—	(12,509,635)	—	457,969,703	14,985	29,480,953	2,887,945
Contract owner charges	—	(3,088,912)	—	(18,008,891)	—	(2,920,679)	(3,765)
Net change in net assets
from contract transaction	—	(32,908,754)	24,750	598,023,773	264,303	39,385,522	5,305,860

Net change in net assets	—	30,026,170	25,208	995,216,594	268,214	86,886,200	5,314,327

Net assets beginning of year	—	337,726,110	—	1,068,389,268	—	208,585,558	—

Net assets end of year	$—	$367,752,280	$25,208	$2,063,605,862	$268,214	$295,471,758	$5,314,327

Contract unit transactions
Units outstanding at beginning of year		18,553,950		46,080,589		11,828,120
Units issued	—	2,569,540	883	35,043,293	9,223	5,080,150	576,047
Units redeemed	—	(4,267,645)	—	(13,047,247)	(1)	(3,171,140)	(54,893)
Units outstanding at end of year	—	16,855,845	883	68,076,635	9,222	13,737,130	521,154

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)
Operations
Net investment income (loss)	$(18)	$(22,661)	$(3)	$(6,838)	$(2)	$(10,315,481)	$(141)
Net realized gain (loss) on investments	1	6,706	—	2,765	—	240,515,328	1
Net change in unrealized appreciation
(depreciation) on investments	602	382,486	90	147,376	79	94,452,866	4,615
Net change in net assets
from operations	585	366,531	87	143,303	77	324,652,713	4,475

Contract transactions
Purchase payments	73,935	3,207,875	8,728	3,349,557	11,094	263,156,226	455,301
Surrenders and terminations	(18)	(69,626)	—	(81,378)	—	(133,655,209)	—
Transfers between Investment Divisions	(53)	12,875,301	347	2,173,854	390	13,250,081	10,321
Contract owner charges	—	(27,684)	—	(3,409)	—	(26,098,740)	—
Net change in net assets
from contract transaction	73,864	15,985,866	9,075	5,438,624	11,484	116,652,358	465,622

Net change in net assets	74,449	16,352,397	9,162	5,581,927	11,561	441,305,071	470,097

Net assets beginning of year	—	—	—	—	—	2,217,324,201	—

Net assets end of year	$74,449	$16,352,397	$9,162	$5,581,927	$11,561	$2,658,629,272	$470,097

Contract unit transactions
Units outstanding at beginning of year						73,174,196
Units issued	7,286	1,571,530	854	533,555	1,083	20,624,513	10,572
Units redeemed	(7)	(43,908)	—	(10,145)	—	(17,321,489)	—
Units outstanding at end of year	7,279	1,527,622	854	523,410	1,083	76,477,220	10,572

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Telecommunications Sector Fund - Class A	JNL/MC Telecommunications Sector Fund - Class I(a)
Operations
Net investment income (loss)	$1,226,655	$(4,910,307)	$(6)	$(10,127,720)	$(107)	$2,209,223	$(1)
Net realized gain (loss) on investments	284,847,329	(10,851,241)	—	141,723,973	1	8,328,287	—
Net change in unrealized appreciation
(depreciation) on investments	744,186,518	(21,942,152)	335	60,776,574	2,460	(8,294,776)	45
Net change in net assets
from operations	1,030,260,502	(37,703,700)	329	192,372,827	2,354	2,242,734	44

Contract transactions
Purchase payments	709,500,387	64,648,340	26,136	185,422,204	367,313	3,664,829	3,000
Surrenders and terminations	(317,305,889)	(40,052,804)	—	(110,635,703)	—	(9,558,948)	—
Transfers between Investment Divisions	580,462,421	(210,486,909)	239	(39,169,206)	(642)	(17,756,402)	—
Contract owner charges	(60,651,701)	(7,020,715)	—	(17,954,493)	—	(1,038,161)	—
Net change in net assets
from contract transaction	912,005,218	(192,912,088)	26,375	17,662,802	366,671	(24,688,682)	3,000

Net change in net assets	1,942,265,720	(230,615,788)	26,704	210,035,629	369,025	(22,445,948)	3,044

Net assets beginning of year	4,756,967,365	780,958,846	—	1,732,505,778	—	129,578,621	—

Net assets end of year	$6,699,233,085	$550,343,058	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044

Contract unit transactions
Units outstanding at beginning of year	240,595,711	38,793,119		64,199,290		13,289,527
Units issued	82,464,850	9,006,680	1,161	17,585,912	9,550	1,446,756	229
Units redeemed	(40,345,882)	(19,554,938)	—	(17,476,583)	—	(4,002,383)	—
Units outstanding at end of year	282,714,679	28,244,861	1,161	64,308,619	9,550	10,733,900	229

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
Operations
Net investment income (loss)	$1,014,083	$(16)	$(1,246,692)	$(70)	$(130,303)	$(1)	$2,321,771
Net realized gain (loss) on investments	4,060,597	—	2,619,890	2	(71,360)	—	(334,392)
Net change in unrealized appreciation
(depreciation) on investments	1,925,217	(616)	78,691,981	5,549	361,284	(5)	(1,296,389)
Net change in net assets
from operations	6,999,897	(632)	80,065,179	5,481	159,621	(6)	690,990

Contract transactions
Purchase payments	7,681,061	22,479	47,854,933	153,675	802,016	2,500	1,563,950
Surrenders and terminations	(4,953,892)	—	(44,303,229)	—	(1,192,327)	—	(794,499)
Transfers between Investment Divisions	(5,065,130)	—	(12,119,136)	574	(2,055,706)	—	847,626
Contract owner charges	(53,732)	—	(9,289,054)	—	(6,174)	—	(7,686)
Net change in net assets
from contract transaction	(2,391,693)	22,479	(17,856,486)	154,249	(2,452,191)	2,500	1,609,391

Net change in net assets	4,608,204	21,847	62,208,693	159,730	(2,292,570)	2,494	2,300,381

Net assets beginning of year	71,847,715	—	712,755,444	—	13,663,054	—	12,030,710

Net assets end of year	$76,455,919	$21,847	$774,964,137	$159,730	$11,370,484	$2,494	$14,331,091

Contract unit transactions
Units outstanding at beginning of year	5,575,488		34,453,938		1,390,860		1,905,101
Units issued	1,443,084	1,657	5,409,276	5,634	204,061	250	981,618
Units redeemed	(1,647,537)	—	(6,319,200)	(5)	(451,408)	—	(732,263)
Units outstanding at end of year	5,371,035	1,657	33,544,014	5,629	1,143,513	250	2,154,456

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)
Operations
Net investment income (loss)	$9,534,915	$(11)	$2,271,825	$(2)	$(178,080)	$(9,536,930)	$(64)
Net realized gain (loss) on investments	1,562,891	—	(430,599)	—	540,452	45,995,685	1
Net change in unrealized appreciation
(depreciation) on investments	17,424,391	329	1,273,069	21	5,573,154	397,634,963	3,679
Net change in net assets
from operations	28,522,197	318	3,114,295	19	5,935,526	434,093,718	3,616

Contract transactions
Purchase payments	61,366,236	56,847	2,846,830	5,800	7,361,322	103,905,703	158,812
Surrenders and terminations	(36,461,977)	(22)	(7,710,628)	—	(840,353)	(100,296,725)	—
Transfers between Investment Divisions	86,592,138	10,442	(9,200,565)	—	14,997,228	196,835,087	25,374
Contract owner charges	(6,868,234)	—	(71,008)	—	(9,956)	(17,711,814)	—
Net change in net assets
from contract transaction	104,628,163	67,267	(14,135,371)	5,800	21,508,241	182,732,251	184,186

Net change in net assets	133,150,360	67,585	(11,021,076)	5,819	27,443,767	616,825,969	187,802

Net assets beginning of year	498,914,692	—	85,904,321	—	8,931,979	1,201,731,404	—

Net assets end of year	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746	$1,818,557,373	$187,802

Contract unit transactions
Units outstanding at beginning of year	46,193,846		8,583,046		1,075,057	63,486,868
Units issued	21,861,312	5,421	591,003	575	2,602,293	20,871,036	5,621
Units redeemed	(12,579,918)	(2)	(1,974,604)	—	(547,191)	(12,962,158)	—
Units outstanding at end of year	55,475,240	5,419	7,199,445	575	3,130,159	71,395,746	5,621

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A
Operations
Net investment income (loss)	$(244,643)	$(205)	$2,009,405	$(4)	$(16,022,847)	$(62)	$25,810,861
Net realized gain (loss) on investments	26,032	14	3,193,247	—	(34,269,455)	—	(2,083,383)
Net change in unrealized appreciation
(depreciation) on investments	296,690	826	7,005,062	136	68,878,719	704	(3,008,866)
Net change in net assets
from operations	78,079	635	12,207,714	132	18,586,417	642	20,718,612

Contract transactions
Purchase payments	22,615,046	534,946	42,188,141	41,822	60,727,868	82,034	151,890,719
Surrenders and terminations	(1,158,627)	(3,454)	(14,302,717)	—	(93,190,250)	—	(94,394,026)
Transfers between Investment Divisions	106,662,060	(8,395)	63,474,493	—	7,787,167	9,735	16,067,270
Contract owner charges	(156,751)	—	(2,131,139)	—	(13,353,354)	—	(14,421,356)
Net change in net assets
from contract transaction	127,961,728	523,097	89,228,778	41,822	(38,028,569)	91,769	59,142,607

Net change in net assets	128,039,807	523,732	101,436,492	41,954	(19,442,152)	92,411	79,861,219

Net assets beginning of year	—	—	185,994,980	—	1,134,261,639	—	1,282,976,258

Net assets end of year	$128,039,807	$523,732	$287,431,472	$41,954	$1,114,819,487	$92,411	$1,362,837,477

Contract unit transactions
Units outstanding at beginning of year			16,679,472		83,789,397		113,730,052
Units issued	13,933,417	53,189	16,302,604	3,584	14,109,150	5,611	36,631,216
Units redeemed	(1,173,349)	(1,171)	(8,587,818)	—	(17,154,649)	—	(31,508,776)
Units outstanding at end of year	12,760,068	52,018	24,394,258	3,584	80,743,898	5,611	118,852,492

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)
Operations
Net investment income (loss)	$(38)	$72,476,588	$(69)	$434,326	$(1)	$(5,010,561)	$(16)
Net realized gain (loss) on investments	—	18,012,926	—	(266,006)	—	42,062,875	13
Net change in unrealized appreciation
(depreciation) on investments	285	5,861,199	1,116	244,784	14	24,009,969	1,533
Net change in net assets
from operations	247	96,350,713	1,047	413,104	13	61,062,283	1,530

Contract transactions
Purchase payments	96,266	122,498,536	139,225	1,356,993	2,500	66,058,241	41,185
Surrenders and terminations	—	(123,676,632)	—	(1,732,494)	—	(35,648,112)	—
Transfers between Investment Divisions	8,926	(64,861,198)	10,054	(1,853,636)	—	(139,153,291)	2,991
Contract owner charges	—	(17,365,353)	—	(6,961)	—	(7,046,057)	—
Net change in net assets
from contract transaction	105,192	(83,404,647)	149,279	(2,236,098)	2,500	(115,789,219)	44,176

Net change in net assets	105,439	12,946,066	150,326	(1,822,994)	2,513	(54,726,936)	45,706

Net assets beginning of year	—	1,627,383,574	—	15,725,406	—	666,248,398	—

Net assets end of year	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513	$611,521,462	$45,706

Contract unit transactions
Units outstanding at beginning of year		78,947,498		1,524,369		35,150,315
Units issued	10,006	20,094,991	4,977	396,925	282	12,448,429	1,877
Units redeemed	—	(24,446,375)	—	(611,522)	—	(18,631,333)	(12)
Units outstanding at end of year	10,006	74,596,114	4,977	1,309,772	282	28,967,411	1,865

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P 4 Fund - Class A
Operations
Net investment income (loss)	$(8,178,278)	$(20)	$2,597,898	$(54)	$(298,594)	$—	$(89,588,567)
Net realized gain (loss) on investments	49,209,086	1	(145,586)	—	15,182,234	—	181,339,070
Net change in unrealized appreciation
(depreciation) on investments	62,137,551	1,095	5,399,271	509	10,779,792	—	745,560,332
Net change in net assets
from operations	103,168,359	1,076	7,851,583	455	25,663,432	—	837,310,835

Contract transactions
Purchase payments	86,763,946	131,022	51,174,704	118,311	18,428,591	—	425,765,732
Surrenders and terminations	(43,077,254)	—	(15,344,618)	—	(17,524,728)	84	(377,668,449)
Transfers between Investment Divisions	(47,091,943)	1,404	23,183,751	(10)	(14,033,838)	—	(838,927,716)
Contract owner charges	(9,392,193)	—	(2,714,465)	—	(2,172,757)	(84)	(74,162,590)
Net change in net assets
from contract transaction	(12,797,444)	132,426	56,299,372	118,301	(15,302,732)	—	(864,993,023)

Net change in net assets	90,370,915	133,502	64,150,955	118,756	10,360,700	—	(27,682,188)

Net assets beginning of year	727,296,658	—	233,731,243	—	206,320,732	—	6,640,845,302

Net assets end of year	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432	$—	$6,613,163,114

Contract unit transactions
Units outstanding at beginning of year	37,962,190		14,313,230		6,644,976		324,244,899
Units issued	15,917,220	5,038	8,971,709	9,942	2,426,528	—	34,462,601
Units redeemed	(17,082,182)	—	(5,617,663)	(1)	(2,949,493)	—	(75,547,349)
Units outstanding at end of year	36,797,228	5,038	17,667,276	9,941	6,122,011	—	283,160,151

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)
Operations
Net investment income (loss)	$(326)	$(948,220)	$(2)	$42,776,360	$(34)	$3,394,250	$—
Net realized gain (loss) on investments	11	(4,609,573)	—	279,563,986	2	956,049	—
Net change in unrealized appreciation
(depreciation) on investments	35,379	166,645,376	119	11,681,720	1,546	4,683,554	—
Net change in net assets
from operations	35,064	161,087,583	117	334,022,066	1,514	9,033,853	—

Contract transactions
Purchase payments	783,683	56,494,245	8,666	245,156,485	200,077	5,863,810	—
Surrenders and terminations	—	(55,632,303)	—	(226,194,980)	—	(1,756,720)	—
Transfers between Investment Divisions	6,876	(157,964,978)	(4)	(590,761,236)	256	6,515,878	—
Contract owner charges	—	(11,309,758)	—	(40,983,116)	(55)	(20,027)	—
Net change in net assets
from contract transaction	790,559	(168,412,794)	8,662	(612,782,847)	200,278	10,602,941	—

Net change in net assets	825,623	(7,325,211)	8,779	(278,760,781)	201,792	19,636,794	—

Net assets beginning of year	—	1,026,738,998	—	3,658,768,538	—	23,925,861	—

Net assets end of year	$825,623	$1,019,413,787	$8,779	$3,380,007,757	$201,792	$43,562,655	$—

Contract unit transactions
Units outstanding at beginning of year		47,314,048		176,161,132		2,444,313
Units issued	40,487	6,019,982	293	22,714,418	7,475	1,758,321	—
Units redeemed	(8)	(13,576,585)	—	(51,880,092)	(2)	(826,176)	—
Units outstanding at end of year	40,479	39,757,445	293	146,995,458	7,473	3,376,458	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A
Operations
Net investment income (loss)	$8,634,247	$—	$(26,988,006)	$(35)	$(20,454,632)	$—	$(71,296,053)
Net realized gain (loss) on investments	(19,111,702)	—	74,930,007	—	34,390,352	—	206,075,725
Net change in unrealized appreciation
(depreciation) on investments	130,818,864	—	316,921,920	1,198	59,214,491	—	744,292,210
Net change in net assets
from operations	120,341,409	—	364,863,921	1,163	73,150,211	—	879,071,882

Contract transactions
Purchase payments	39,398,894	—	119,781,485	53,033	52,865,633	—	195,288,234
Surrenders and terminations	(45,502,971)	794	(106,869,595)	—	(138,377,327)	—	(319,987,797)
Transfers between Investment Divisions	(119,607,048)	—	28,303,381	145	(62,685,051)	—	(86,135,943)
Contract owner charges	(9,018,493)	(794)	(23,282,554)	—	(17,791,298)	—	(62,295,882)
Net change in net assets
from contract transaction	(134,729,618)	—	17,932,717	53,178	(165,988,043)	—	(273,131,388)

Net change in net assets	(14,388,209)	—	382,796,638	54,341	(92,837,832)	—	605,940,494

Net assets beginning of year	788,428,749	—	1,687,676,272	—	1,446,988,844	—	4,668,928,366

Net assets end of year	$774,040,540	$—	$2,070,472,910	$54,341	$1,354,151,012	$—	$5,274,868,860

Contract unit transactions
Units outstanding at beginning of year	40,172,589		79,457,961		105,843,356		220,000,703
Units issued	5,253,222	—	12,379,961	2,447	12,941,750	—	21,325,138
Units redeemed	(11,851,123)	—	(11,916,620)	—	(24,989,247)	—	(33,663,883)
Units outstanding at end of year	33,574,688	—	79,921,302	2,447	93,795,859	—	207,661,958

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)
Operations
Net investment income (loss)	$(73)	$(43,165,563)	$(92)	$(82,265,253)	$(430)	$1,407,788	$(5)
Net realized gain (loss) on investments	—	88,591,601	1	212,468,379	5	6,021,623	3
Net change in unrealized appreciation
(depreciation) on investments	2,050	231,317,901	1,732	642,411,372	13,560	20,371,395	698
Net change in net assets
from operations	1,977	276,743,939	1,641	772,614,498	13,135	27,800,806	696

Contract transactions
Purchase payments	242,667	107,611,021	108,117	196,059,382	826,997	25,903,833	6,527
Surrenders and terminations	—	(246,017,672)	—	(409,074,513)	—	(13,077,525)	(26)
Transfers between Investment Divisions	—	(62,711,338)	2,334	(179,694,656)	5,000	(23,876,054)	31
Contract owner charges	—	(38,387,343)	—	(72,378,694)	—	(2,844,833)	—
Net change in net assets
from contract transaction	242,667	(239,505,332)	110,451	(465,088,481)	831,997	(13,894,579)	6,532

Net change in net assets	244,644	37,238,607	112,092	307,526,017	845,132	13,906,227	7,228

Net assets beginning of year	—	2,985,773,323	—	5,588,111,124	—	276,616,528	—

Net assets end of year	$244,644	$3,023,011,930	$112,092	$5,895,637,141	$845,132	$290,522,755	$7,228

Contract unit transactions
Units outstanding at beginning of year		194,214,146		282,437,005		23,845,197
Units issued	12,980	16,396,645	7,268	21,240,281	48,185	6,307,624	535
Units redeemed	—	(31,583,001)	—	(44,074,320)	—	(7,510,166)	(2)
Units outstanding at end of year	12,980	179,027,790	7,268	259,602,966	48,185	22,642,655	533

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)
Operations
Net investment income (loss)	$3,171,143	$(9)	$(107,125)	$(3,880,439)	$(362)	$(58,910,260)	$(336)
Net realized gain (loss) on investments	9,908,709	—	537,013	25,674,432	3	383,809,775	456
Net change in unrealized appreciation
(depreciation) on investments	31,660,318	1,290	(136,360)	131,138,443	6,268	836,223,417	5,731
Net change in net assets
from operations	44,740,170	1,281	293,528	152,932,436	5,909	1,161,122,932	5,851

Contract transactions
Purchase payments	36,368,266	18,663	6,293,548	476,577,318	777,822	488,799,044	862,982
Surrenders and terminations	(32,692,795)	—	(2,957,435)	(62,575,852)	—	(252,901,019)	—
Transfers between Investment Divisions	(113,371,668)	—	(3,616,651)	739,541,705	3,823	709,258,096	20,493
Contract owner charges	(5,984,869)	—	(37,279)	(4,468,342)	—	(47,386,581)	(123)
Net change in net assets
from contract transaction	(115,681,066)	18,663	(317,817)	1,149,074,829	781,645	897,769,540	883,352

Net change in net assets	(70,940,896)	19,944	(24,289)	1,302,007,265	787,554	2,058,892,472	889,203

Net assets beginning of year	562,315,425	—	46,195,313	793,775,180	—	3,344,432,388	—

Net assets end of year	$491,374,529	$19,944	$46,171,024	$2,095,782,445	$787,554	$5,403,324,860	$889,203

Contract unit transactions
Units outstanding at beginning of year	29,782,346		4,748,903	61,907,090		60,975,560
Units issued	4,214,660	822	1,223,006	93,402,302	55,062	23,447,016	8,767
Units redeemed	(10,285,882)	—	(1,259,281)	(10,480,758)	—	(10,042,985)	(231)
Units outstanding at end of year	23,711,124	822	4,712,628	144,828,634	55,062	74,379,591	8,536

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)
Operations
Net investment income (loss)	$(1,854,951)	$(57,369,112)	$(402)	$429,332	$(99)	$4,367,631	$(100)
Net realized gain (loss) on investments	1,984,679	327,258,864	124	(1,940,638)	—	95,939,598	2
Net change in unrealized appreciation
(depreciation) on investments	24,038,831	542,491,357	11,381	(524,430)	(155)	168,079,409	729
Net change in net assets
from operations	24,168,559	812,381,109	11,103	(2,035,736)	(254)	268,386,638	631

Contract transactions
Purchase payments	12,231,824	383,751,600	1,002,386	107,238,918	191,765	141,496,436	421,600
Surrenders and terminations	(12,663,967)	(233,540,593)	(5,946)	(84,729,453)	—	(99,892,168)	—
Transfers between Investment Divisions	(21,304,562)	337,909,154	5,073	(60,795,142)	791	149,342,027	15,588
Contract owner charges	(174,056)	(49,424,207)	(1,220)	(9,930,221)	(77)	(17,297,857)	(86)
Net change in net assets
from contract transaction	(21,910,761)	438,695,954	1,000,293	(48,215,898)	192,479	173,648,438	437,102

Net change in net assets	2,257,798	1,251,077,063	1,011,396	(50,251,634)	192,225	442,035,076	437,733

Net assets beginning of year	181,443,658	3,355,489,891	—	986,933,704	—	1,508,137,074	—

Net assets end of year	$183,701,456	$4,606,566,954	$1,011,396	$936,682,070	$192,225	$1,950,172,150	$437,733

Contract unit transactions
Units outstanding at beginning of year	18,130,812	38,771,840		95,652,792		56,106,119
Units issued	2,308,254	10,963,685	6,596	26,439,044	15,543	14,910,709	10,532
Units redeemed	(4,392,910)	(6,681,851)	(48)	(31,373,890)	(10)	(9,220,296)	(2)
Units outstanding at end of year	16,046,156	43,053,674	6,548	90,717,946	15,533	61,796,532	10,530

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)
Operations
Net investment income (loss)	$647,403	$(4)	$(67,621)	$—	$1,939,599	$(141,715)	$(32)
Net realized gain (loss) on investments	6,156,954	—	648,516	—	212,375	67,588	1
Net change in unrealized appreciation
(depreciation) on investments	11,023,430	(148)	2,680,885	—	3,549,891	2,344,636	2,075
Net change in net assets
from operations	17,827,787	(152)	3,261,780	—	5,701,865	2,270,509	2,044

Contract transactions
Purchase payments	12,542,402	76,082	2,424,962	—	5,535,774	13,505,999	110,718
Surrenders and terminations	(6,783,189)	—	(1,006,078)	—	(3,708,902)	(631,466)	(1)
Transfers between Investment Divisions	7,225,156	29	(779,490)	—	(4,503,610)	51,345,344	14
Contract owner charges	(74,257)	—	(16,648)	—	(59,804)	(86,758)	—
Net change in net assets
from contract transaction	12,910,112	76,111	622,746	—	(2,736,542)	64,133,119	110,731

Net change in net assets	30,737,899	75,959	3,884,526	—	2,965,323	66,403,628	112,775

Net assets beginning of year	117,216,001	—	19,627,199	—	53,403,575	—	—

Net assets end of year	$147,953,900	$75,959	$23,511,725	$—	$56,368,898	$66,403,628	$112,775

Contract unit transactions
Units outstanding at beginning of year	6,420,335		1,553,950		11,261,099
Units issued	2,181,857	4,427	437,825	—	3,932,628	6,424,720	10,435
Units redeemed	(1,519,727)	—	(390,598)	—	(4,607,865)	(285,306)	—
Units outstanding at end of year	7,082,465	4,427	1,601,177	—	10,585,862	6,139,414	10,435

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)
Operations
Net investment income (loss)	$(34,075)	$(41)	$(18,518)	$(13)	$(55,357)	$(412)	$(130,240)
Net realized gain (loss) on investments	19,482	1,062	1,063	—	9,609	4	15,296
Net change in unrealized appreciation
(depreciation) on investments	597,424	1,041	24,679	58	778,955	16,906	1,115,467
Net change in net assets
from operations	582,831	2,062	7,224	45	733,207	16,498	1,000,523

Contract transactions
Purchase payments	10,931,253	384,659	6,167,373	15,134	20,306,081	784,910	13,647,019
Surrenders and terminations	(117,015)	—	(128,231)	—	(69,964)	—	(315,453)
Transfers between Investment Divisions	13,095,755	(106,296)	5,728,391	54	18,679,932	—	59,113,285
Contract owner charges	(15,713)	—	(12,063)	—	(26,263)	—	(85,194)
Net change in net assets
from contract transaction	23,894,280	278,363	11,755,470	15,188	38,889,786	784,910	72,359,657

Net change in net assets	24,477,111	280,425	11,762,694	15,233	39,622,993	801,408	73,360,180

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993	$801,408	$73,360,180

Contract unit transactions
Units outstanding at beginning of year
Units issued	2,379,197	36,238	1,249,469	1,516	3,867,786	76,341	7,234,751
Units redeemed	(74,927)	(9,974)	(72,950)	—	(78,262)	—	(214,014)
Units outstanding at end of year	2,304,270	26,264	1,176,519	1,516	3,789,524	76,341	7,020,737

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(39)	$(311,562)	$(125)	$(42,720)	$(52)	$(66,150)	$(245)
Net realized gain (loss) on investments	—	29,858	2	4,348	—	6,611	2
Net change in unrealized appreciation
(depreciation) on investments	2,326	3,189,441	6,143	297,229	827	737,201	6,546
Net change in net assets
from operations	2,287	2,907,737	6,020	258,857	775	677,662	6,303

Contract transactions
Purchase payments	206,564	15,589,116	181,999	14,627,190	134,473	27,830,193	333,241
Surrenders and terminations	—	(1,273,802)	—	(369,787)	—	(66,453)	—
Transfers between Investment Divisions	(46)	97,644,215	765	14,158,624	49	16,745,563	446
Contract owner charges	—	(144,667)	—	(21,725)	—	(38,004)	—
Net change in net assets
from contract transaction	206,518	111,814,862	182,764	28,394,302	134,522	44,471,299	333,687

Net change in net assets	208,805	114,722,599	188,784	28,653,159	135,297	45,148,961	339,990

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$208,805	$114,722,599	$188,784	$28,653,159	$135,297	$45,148,961	$339,990

Contract unit transactions
Units outstanding at beginning of year
Units issued	20,218	11,258,719	18,087	2,894,021	13,229	4,422,801	32,793
Units redeemed	—	(293,832)	—	(83,787)	(1)	(54,626)	—
Units outstanding at end of year	20,218	10,964,887	18,087	2,810,234	13,228	4,368,175	32,793

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(137,309)	$(9)	$(68,094)	$(25)	$(142,756)	$(8)	$61,034
Net realized gain (loss) on investments	(61,328)	—	15,786	1	627,717	—	35,456
Net change in unrealized appreciation
(depreciation) on investments	1,660,405	404	1,146,520	951	4,745,664	335	69,558
Net change in net assets
from operations	1,461,768	395	1,094,212	927	5,230,625	327	166,048

Contract transactions
Purchase payments	9,175,102	96,729	21,994,948	99,379	4,652,111	18,600	1,061,581
Surrenders and terminations	(532,259)	—	(209,690)	(44)	(1,083,238)	—	(255,292)
Transfers between Investment Divisions	42,006,214	667	24,814,957	1,666	9,954,486	7,447	255,022
Contract owner charges	(92,971)	—	(33,314)	—	(15,691)	—	(3,353)
Net change in net assets
from contract transaction	50,556,086	97,396	46,566,901	101,001	13,507,668	26,047	1,057,958

Net change in net assets	52,017,854	97,791	47,661,113	101,928	18,738,293	26,374	1,224,006

Net assets beginning of year	—	—	—	—	12,385,965	—	3,252,280

Net assets end of year	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258	$26,374	$4,476,286

Contract unit transactions
Units outstanding at beginning of year					1,160,185		339,822
Units issued	6,014,977	9,108	4,541,170	9,524	1,495,724	1,826	241,082
Units redeemed	(1,169,058)	—	(84,507)	(5)	(419,149)	—	(133,627)
Units outstanding at end of year	4,845,919	9,108	4,456,663	9,519	2,236,760	1,826	447,277

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Operations
Net investment income (loss)	$(1)	$4,913,519	$(330)	$(16,193,881)	$398	$1,768,109	$(28)
Net realized gain (loss) on investments	—	264,072,318	17	—	—	61,263,296	148
Net change in unrealized appreciation
(depreciation) on investments	62	438,190,678	11,177	—	—	31,439,568	1,791
Net change in net assets
from operations	61	707,176,515	10,864	(16,193,881)	398	94,470,973	1,911

Contract transactions
Purchase payments	4,600	939,090,922	1,092,891	366,558,748	1,346,736	46,481,796	99,929
Surrenders and terminations	—	(404,798,904)	—	(308,971,810)	—	(44,978,160)	—
Transfers between Investment Divisions	—	134,693,617	5,064	(412,857,048)	(464,166)	(6,951,753)	3
Contract owner charges	—	(74,945,737)	—	(15,822,600)	—	(8,303,881)	—
Net change in net assets
from contract transaction	4,600	594,039,898	1,097,955	(371,092,710)	882,570	(13,751,998)	99,932

Net change in net assets	4,661	1,301,216,413	1,108,819	(387,286,591)	882,968	80,718,975	101,843

Net assets beginning of year	—	6,047,242,968	—	1,512,917,966	—	703,505,205	—

Net assets end of year	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968	$784,224,180	$101,843

Contract unit transactions
Units outstanding at beginning of year		139,519,238		127,520,520		21,012,772
Units issued	466	32,970,013	16,196	76,170,366	84,704	4,268,371	2,930
Units redeemed	—	(20,670,005)	(24)	(108,342,757)	(31,560)	(4,708,654)	(842)
Units outstanding at end of year	466	151,819,246	16,172	95,348,129	53,144	20,572,489	2,088

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Interest Rate Opportunities Fund - Class A	JNL Real Assets Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A
Operations
Net investment income (loss)	$(391,360)	$(123,728)	$(771,988)	$(2)	$(3,865,471)	$(459,376)
Net realized gain (loss) on investments	45,256	(45,916)	10,816,413	—	2,993,398	695,823
Net change in unrealized appreciation
(depreciation) on investments	1,484,048	779,321	17,297,794	(149)	34,666,340	8,025,582
Net change in net assets
from operations	1,137,944	609,677	27,342,219	(151)	33,794,267	8,262,029

Contract transactions
Purchase payments	2,337,603	1,107,069	33,964,376	32,319	13,362,919	4,745,422
Surrenders and terminations	(3,040,922)	(544,648)	(22,455,938)	—	(32,975,650)	(2,765,160)
Transfers between Investment Divisions	(936,924)	(2,659,829)	(11,610,395)	4	(32,537,804)	(7,339,211)
Contract owner charges	(29,757)	(7,760)	(4,119,116)	—	(312,164)	(59,968)
Net change in net assets
from contract transaction	(1,670,000)	(2,105,168)	(4,221,073)	32,323	(52,462,699)	(5,418,917)

Net change in net assets	(532,056)	(1,495,491)	23,121,146	32,172	(18,668,432)	2,843,112

Net assets beginning of year	37,744,344	13,156,219	340,611,774	—	379,282,882	45,129,980

Net assets end of year	$37,212,288	$11,660,728	$363,732,920	$32,172	$360,614,450	$47,973,092

Contract unit transactions
Units outstanding at beginning of year	3,926,855	1,408,390	12,195,237		36,604,838	4,588,067
Units issued	569,664	272,019	3,011,852	771	2,131,742	674,517
Units redeemed	(742,620)	(494,681)	(3,231,941)	—	(6,993,732)	(1,201,933)
Units outstanding at end of year	3,753,899	1,185,728	11,975,148	771	31,742,848	4,060,651

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2018		1,255,546	96,925	0.00	10.388230	(13.26)		3.15	15.131591	(10.47)		0.00
12/31/2017		1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
12/31/2016		833,491	68,990	0.00	10.178918	4.74		3.15	13.512866	1.34	‡	0.30
12/31/2015		713,547	63,022	2.53	9.717960	(5.65)		3.15	12.316525	(3.12)		0.50
12/31/2014		650,863	55,249	1.63	10.299709	1.73		3.15	12.713071	4.46		0.50
JNL Aggressive Growth Allocation Fund - Class I
12/31/2018		3,716	307	0.00	11.585525	(10.56)		0.45	11.600188	(10.47)		0.35
12/31/2017	+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2018		322,079	29,229	0.00	10.108732	(4.10)	‡	2.40	11.926441	(3.12)		0.00
12/31/2017		237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
12/31/2016		136,744	12,640	0.00	10.729749	3.18		1.25	10.941929	3.59		0.85
12/31/2015		122,256	11,686	1.17	10.399287	(2.92)		1.25	10.562722	(2.54)		0.85
12/31/2014		97,608	9,073	0.84	10.712563	2.43		1.25	10.837483	2.84		0.85
JNL Conservative Allocation Fund - Class I
12/31/2018		357	31	0.00	11.464191	(3.22)		0.45	11.479042	(3.12)		0.35
12/31/2017	+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2018		2,011,398	146,725	0.00	11.026831	(11.90)		3.15	16.060585	(9.07)		0.00
12/31/2017		2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00
12/31/2016		1,731,174	133,729	0.00	10.886540	4.21		3.15	14.451110	1.07	‡	0.30
12/31/2015		1,604,573	131,660	2.53	10.447161	(5.03)		3.15	13.239659	(2.49)		0.50
12/31/2014		1,472,586	116,853	1.88	11.000732	1.81		3.15	13.577278	4.54		0.50
JNL Growth Allocation Fund - Class I
12/31/2018		5,906	446	0.00	12.300179	(9.25)		0.45	12.315780	(9.16)		0.35
12/31/2017	+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL Institutional Alt 100 Fund - Class A
12/31/2018		230,161	23,363	0.00	9.703936	(7.00)		1.25	10.577769	(5.82)		0.00
12/31/2017		315,316	29,831	0.00	10.434100	3.73		1.25	11.231625	4.62	‡	0.00
12/31/2016		366,874	36,086	0.00	10.059053	(1.14)		1.25	10.257705	(0.75)		0.85
12/31/2015		445,497	43,427	1.15	10.175192	(2.93)		1.25	10.334826	(2.54)		0.85
12/31/2014		330,093	31,305	1.09	10.481856	1.00		1.25	10.603814	1.41		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017; JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class A
12/31/2018		2,509,524	143,488	0.00	13.688783	(9.20)	‡	3.90	19.440922	(7.19)		0.30
12/31/2017		3,152,199	165,657	0.00	16.460960	10.90		3.06	20.947708	13.99		0.30
12/31/2016		1,429,520	84,713	0.00	14.843447	2.85		3.06	18.376634	0.73	‡	0.30
12/31/2015		1,536,306	95,281	2.29	14.432161	(5.18)		3.06	16.580846	(3.21)		1.00
12/31/2014		1,687,366	100,924	1.70	15.220732	(0.87)		3.06	17.130262	1.20		1.00
JNL Institutional Alt 25 Fund - Class I
12/31/2018		505	32	0.00	15.847533	(7.04)		0.45	15.867853	(6.94)		0.35
12/31/2017	+	113	7	0.00	17.047228	3.69	‡	0.45	17.051937	3.72	‡	0.35
JNL Institutional Alt 50 Fund - Class A
12/31/2018		2,190,407	127,971	0.00	13.786039	(9.54)		3.61	19.593026	(4.40)	‡	0.00
12/31/2017		2,775,883	150,330	0.00	15.239207	6.61		3.61	20.346990	10.19		0.30
12/31/2016		2,464,155	145,767	0.00	14.293740	0.42		3.61	18.465077	(0.28)	‡	0.30
12/31/2015		2,748,451	167,003	2.24	14.234202	(5.53)		3.61	16.970733	(3.03)		1.00
12/31/2014		3,167,812	185,953	1.48	15.066773	(1.75)		3.61	17.500552	0.85		1.00
JNL Institutional Alt 50 Fund - Class I
12/31/2018		1,024	63	0.00	16.030044	(6.37)		0.45	16.049022	(6.28)		0.35
12/31/2017	+	115	7	0.00	17.121016	3.14	‡	0.45	17.124068	3.16	‡	0.35
JNL iShares Tactical Growth Fund - Class A
12/31/2018		181,417	12,582	1.35	13.544098	(11.27)	‡	1.95	15.490647	(9.12)		0.00
12/31/2017		199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
12/31/2016		159,685	11,759	1.31	13.434597	7.14		1.25	13.700231	7.57		0.85
12/31/2015		134,332	10,622	1.17	12.539343	(1.24)		1.25	12.736376	(0.84)		0.85
12/31/2014		98,243	7,688	0.67	12.696731	3.26		1.25	12.844747	3.67		0.85
JNL iShares Tactical Growth Fund - Class I
12/31/2018		2,307	175	3.14	13.051448	(9.26)		0.45	13.067613	(9.17)		0.35
12/31/2017	+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL iShares Tactical Moderate Fund - Class A
12/31/2018		116,203	9,666	1.58	10.855338	(7.14)	‡	2.53	12.929021	(5.35)		0.00
12/31/2017		121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
12/31/2016		102,352	8,798	1.33	11.528576	4.26		1.25	11.756542	4.68		0.85
12/31/2015		75,313	6,767	1.24	11.057208	(0.97)		1.25	11.230964	(0.57)		0.85
12/31/2014		45,820	4,083	0.86	11.165427	2.74		1.25	11.295623	3.15		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL iShares Tactical Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Fund - Class I
12/31/2018		1,110	93	2.46	11.627573	(5.51)		0.45	11.645547	(5.39)		0.35
12/31/2017	+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2018		230,256	17,200	1.56	12.590697	(5.44)	‡	1.95	14.400204	(7.28)		0.00
12/31/2017		263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14		0.85
12/31/2015		175,370	14,575	1.11	11.940606	(1.09)		1.25	12.128231	(0.69)		0.85
12/31/2014		109,628	9,033	0.72	12.072145	3.23		1.25	12.212884	3.65		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2018		2,282	176	3.25	12.580051	(7.33)		0.45	12.595453	(7.23)		0.35
12/31/2017	+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2018		453,477	36,646	0.00	11.276696	(8.16)	‡	2.45	13.354971	(4.94)		0.00
12/31/2017		444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
12/31/2016		413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32		0.85
12/31/2015		398,190	34,343	1.57	11.509692	(2.56)		1.25	11.690572	(2.17)		0.85
12/31/2014		334,274	28,148	0.77	11.811656	2.42		1.25	11.949381	2.83		0.85
JNL Moderate Allocation Fund - Class I
12/31/2018		2,597	208	0.00	12.468441	(5.14)		0.45	12.484202	(5.04)		0.35
12/31/2017	+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2018		2,022,087	143,287	0.00	10.555648	(10.04)		3.70	16.419459	(6.64)		0.00
12/31/2017		2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
12/31/2016		1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93	‡	0.30
12/31/2015		1,228,353	97,592	2.40	10.282126	(5.37)		3.70	13.688602	(2.30)		0.50
12/31/2014		1,200,467	92,418	2.22	10.865604	1.53		3.70	14.010500	4.82		0.50
JNL Moderate Growth Allocation Fund - Class I
12/31/2018		1,855	145	0.00	12.767379	(6.76)		0.45	12.783548	(6.67)		0.35
12/31/2017	+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL iShares Tactical Moderate Fund - Class I - September 25, 2017; JNL iShares Tactical Moderate Growth Fund - Class I - September 25, 2017; JNL Moderate Allocation Fund - Class I - September 25, 2017; JNL Moderate Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class A
12/31/2018		13,686	1,427	0.00	9.501435	(5.03)		1.25	9.948654	(3.83)		0.00
12/31/2017		11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00
12/31/2016		8,635	903	0.37	9.521588	0.34		1.25	9.585670	0.74		0.85
12/31/2015	+	6,229	655	0.00	9.489060	(4.81)	‡	1.25	9.514891	(4.59)	‡	0.85
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2018	+	411	51	0.00	8.041347	(18.59)	‡	1.25	8.080006	(19.20)	‡	0.00
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2018		101,433	8,949	0.00	10.890739	(8.41)	‡	3.05	11.675917	(5.70)		0.00
12/31/2017		56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
12/31/2016	+	9,407	885	0.00	10.599375	4.06	‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2018		1,509	130	0.54	11.619898	(5.88)		0.45	11.634604	(5.78)		0.35
12/31/2017	+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2018		1,318,819	27,849	0.00	26.960739	(5.83)		3.91	64.470803	(2.05)		0.00
12/31/2017		1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
12/31/2016		914,391	23,663	0.00	23.395507	1.70		3.91	48.682724	2.39	‡	0.30
12/31/2015		1,000,620	27,111	0.00	23.004153	(8.33)		3.91	41.518291	(5.48)	‡	0.85
12/31/2014		1,096,101	28,002	0.00	25.094707	(1.15)		3.91	42.740674	1.77		1.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2018		4,466	68	0.00	67.156378	(2.22)		0.45	67.241448	(2.12)		0.35
12/31/2017	+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2018		540,931	28,900	0.30	13.221928	(18.06)		3.91	22.561369	(14.77)		0.00
12/31/2017		642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
12/31/2016		629,859	31,109	0.66	15.106491	19.05		3.91	23.017462	13.77	‡	0.30
12/31/2015		513,864	31,053	0.32	12.689677	(12.91)		3.91	17.586931	(10.21)		0.85
12/31/2014		590,903	31,964	0.38	14.571079	(3.69)		3.91	19.585778	(0.70)		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2018		1,055	46	1.04	23.087037	(14.84)		0.45	23.116267	(14.76)		0.35
12/31/2017	+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL S&P 500 Index Fund - Class I
12/31/2018		27,799	2,730	0.00	10.181824	(5.09)		0.45	10.194734	(4.99)		0.35
12/31/2017	+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2018		27,909	2,635	0.91	10.476324	(9.88)		1.25	11.107026	(8.74)		0.00
12/31/2017		34,215	2,918	2.22	11.624430	14.45		1.25	12.170330	14.22	‡	0.00
12/31/2016		32,916	3,222	0.00	10.156367	2.66		1.25	10.265587	3.07		0.85
12/31/2015		31,738	3,196	0.00	9.893249	(2.91)		1.25	9.959825	(2.52)		0.85
12/31/2014	+	18,690	1,831	0.93	10.190116	1.50	‡	1.25	10.217741	(0.04)	‡	0.85
JNL/American Funds Balanced Fund - Class A
12/31/2018		963,782	62,690	0.69	9.649441	(8.51)		3.86	18.932666	(3.60)	‡	0.25
12/31/2017		723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016		434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01)	‡	0.30
12/31/2015		434,382	32,310	0.73	9.230619	(5.25)		3.86	14.450333	(2.50)		1.00
12/31/2014		449,387	32,538	0.90	9.741960	(3.26)		3.86	14.820796	(0.46)		1.00
JNL/American Funds Balanced Fund - Class I
12/31/2018		10,201	501	1.21	20.525899	(4.99)		0.45	20.551953	(4.90)		0.35
12/31/2017	+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2018		2,699,798	141,339	0.00	13.709623	(12.37)	‡	5.20	20.965968	(9.27)		0.30
12/31/2017		3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016		2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
12/31/2015		1,828,935	115,792	2.48	14.165604	(6.51)		3.36	16.191248	(4.28)		1.00
12/31/2014		1,747,477	105,560	1.14	15.152218	11.19		3.36	16.914989	13.85		1.00
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2018		5,838	268	0.00	21.808437	(9.13)		0.45	21.836077	(9.04)		0.35
12/31/2017	+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - September 25, 2017; JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2018	+	21,747	2,311	0.00	9.368831	(5.41)	‡	2.45	9.410013	(5.43)	‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2018	+	1,212	128	0.00	9.413710	(5.39)	‡	0.45	9.417334	(5.35)	‡	0.35
JNL/American Funds Global Bond Fund - Class A
12/31/2018		472,081	45,804	0.59	8.845340	(4.70)		3.16	11.379722	(1.87)		0.25
12/31/2017		492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87)	‡	0.25
12/31/2016		445,048	44,159	0.00	8.988765	(0.85)		3.16	10.873784	(5.84)	‡	0.30
12/31/2015		418,272	41,913	1.28	9.065934	(7.22)		3.16	10.244081	(5.19)		1.00
12/31/2014		467,956	44,301	0.01	9.771061	(1.97)		3.16	10.804894	0.17		1.00
JNL/American Funds Global Bond Fund - Class I
12/31/2018		1,123	95	1.20	11.807252	(1.83)		0.45	11.822216	(1.74)		0.35
12/31/2017	+	155	13	0.00	12.027829	(0.39)	‡	0.45	12.030961	(0.37)	‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2018		206,533	15,303	0.33	12.552094	(11.95)	‡	2.45	14.290179	(9.31)		0.00
12/31/2017		157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
12/31/2016		85,586	7,364	0.00	11.537272	(0.82)		1.25	11.690038	(0.42)		0.85
12/31/2015		91,115	7,793	0.44	11.632284	5.30		1.25	11.739379	5.72		0.85
12/31/2014		31,092	2,807	0.23	11.046628	0.79		1.25	11.103818	1.19		0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2018		2,795	211	0.78	13.215873	(9.44)		0.45	13.232529	(9.35)		0.35
12/31/2017	+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2018		582,674	41,752	0.11	12.051776	(13.48)		3.06	15.307757	(11.04)		0.30
12/31/2017		643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
12/31/2016		465,843	36,469	0.00	11.440488	(1.30)		3.06	13.749835	(2.79)	‡	0.30
12/31/2015		486,304	38,259	0.00	11.591029	(3.06)		3.06	13.025317	(1.04)		1.00
12/31/2014		370,905	28,756	0.22	11.956709	(1.26)		3.06	13.162274	0.79		1.00
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Global Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2018		2,548	161	0.38	15.931040	(10.88)		0.45	15.951193	(10.79)		0.35
12/31/2017	+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2018		2,170,711	146,896	0.00	13.184675	(7.49)	‡	3.05	16.160931	(5.39)		0.00
12/31/2017		1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016		1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01)	‡	0.30
12/31/2015		941,136	75,232	1.09	11.872870	(2.45)		2.85	12.704916	(0.63)		1.00
12/31/2014		640,593	50,703	0.77	12.170692	1.15		2.85	12.785507	3.03	‡	1.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2018		9,260	599	0.00	15.432352	(5.50)		0.45	15.451822	(5.41)		0.35
12/31/2017	+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2018		518,663	25,442	0.00	17.838341	(9.26)	‡	3.05	22.019705	(0.61)		0.00
12/31/2017		346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016		214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
12/31/2015		172,664	11,313	0.56	15.134295	5.12		1.25	15.372230	5.54		0.85
12/31/2014		98,155	6,775	0.28	14.397281	6.64		1.25	14.565242	7.07		0.85
JNL/American Funds Growth Fund - Class I
12/31/2018		9,274	434	0.00	21.308283	(0.78)		0.45	21.335275	(0.68)		0.35
12/31/2017	+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2018		5,780,078	277,013	0.00	16.683895	(7.95)	‡	3.90	23.395262	(2.16)		0.00
12/31/2017		5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016		3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
12/31/2015		2,897,665	177,484	0.77	14.767765	(2.13)		3.16	16.831721	0.16		0.85
12/31/2014		2,316,145	141,489	0.68	15.088660	6.76		3.16	16.804732	9.25		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2018		24,204	1,028	0.00	23.697047	(2.31)		0.45	23.727091	(2.21)		0.35
12/31/2017	+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017; JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class A
12/31/2018		1,632,856	128,183	0.86	10.689689	(16.40)		3.36	14.301571	(13.53)		0.00
12/31/2017		1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016		1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24)	‡	0.30
12/31/2015		926,321	82,237	0.85	10.075587	(7.99)		3.36	11.614339	(5.65)		0.85
12/31/2014		679,179	56,638	0.76	10.950184	(6.24)		3.36	12.309601	(3.86)		0.85
JNL/American Funds International Fund - Class I
12/31/2018		6,464	447	1.70	14.507614	(13.61)		0.45	14.525984	(13.53)		0.35
12/31/2017	+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2018		2,009,615	148,503	0.00	10.473274	(9.15)	‡	5.20	14.818991	(4.57)		0.00
12/31/2017		2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016		1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16)	‡	0.30
12/31/2015		1,119,372	94,392	1.23	11.160743	(3.19)		3.10	12.053130	(1.14)		1.00
12/31/2014		749,737	62,247	1.02	11.528573	1.09		3.10	12.192220	3.23	‡	1.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2018		7,935	558	0.00	14.188949	(4.72)		0.45	14.206917	(4.63)		0.35
12/31/2017	+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2018		1,148,077	99,662	0.54	9.256347	(5.00)	‡	3.90	12.701995	(14.63)		0.25
12/31/2017		1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016		861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66)	‡	0.30
12/31/2015		759,581	73,470	0.86	9.377378	(6.57)		3.16	10.597563	(4.53)		1.00
12/31/2014		701,141	64,512	0.84	10.036717	(11.07)		3.16	11.100310	(9.13)		1.00
JNL/American Funds New World Fund - Class I
12/31/2018		6,165	471	1.22	13.170329	(14.49)		0.45	13.187043	(14.40)		0.35
12/31/2017	+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2018		271,715	18,892	0.42	11.754242	(15.99)		3.06	16.947132	(13.36)		0.00
12/31/2017		370,897	22,091	0.61	13.990760	19.29		3.06	19.560509	21.01	‡	0.00
12/31/2016		315,244	22,799	0.30	11.728742	4.69		3.06	15.438076	3.73	‡	0.30
12/31/2015		355,251	27,432	0.00	11.203590	(4.69)		3.06	13.655467	(2.56)		0.85
12/31/2014		316,099	23,730	0.06	11.754462	10.49		3.06	14.013720	7.88	‡	0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2018		622	36	1.28	17.284229	(13.50)		0.45	17.306295	(13.41)		0.35
12/31/2017	+	6	0	0.00	19.980888	7.35	‡	0.45	19.986229	7.38	‡	0.35
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2018		104,657	11,589	0.00	7.949189	(11.83)		2.80	9.759590	(9.32)		0.00
12/31/2017		145,477	14,457	0.00	9.015957	(4.01)		2.80	10.762549	(1.88)	‡	0.00
12/31/2016		185,285	18,003	4.14	9.392654	(11.08)		2.80	10.420726	(9.34)		0.85
12/31/2015		197,985	17,416	9.69	10.562706	(8.06)	‡	2.80	11.493721	1.33		0.85
12/31/2014		99,750	8,855	2.77	11.193091	7.73		1.25	11.343131	8.16		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2018		24,728	2,348	0.96	10.407732	(8.06)		1.25	11.119263	(6.90)		0.00
12/31/2017		30,664	2,684	3.21	11.320112	10.50		1.25	11.942936	11.36	‡	0.00
12/31/2016		32,116	3,114	0.00	10.244351	8.23		1.25	10.379961	8.66		0.85
12/31/2015		25,094	2,638	37.31	9.465234	(11.42)		1.25	9.552346	(11.07)		0.85
12/31/2014		19,065	1,780	0.00	10.686030	6.61		1.25	10.741330	7.16	‡	0.85
JNL/BlackRock Global Allocation Fund - Class A
12/31/2018		3,293,387	268,415	0.69	9.938780	(4.30)	‡	3.90	13.699178	(7.62)		0.00
12/31/2017		3,844,119	285,859	1.58	11.428135	9.81		3.61	14.829182	12.14	‡	0.00
12/31/2016		3,534,757	295,537	0.39	10.407336	0.29		3.61	12.786784	(0.40)	‡	0.30
12/31/2015		3,517,477	301,890	2.06	10.377129	(4.84)		3.61	11.985760	(2.18)		0.85
12/31/2014		3,274,351	273,649	0.74	10.905275	(1.76)		3.61	12.252870	0.99		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2018		9,598	697	1.34	13.862158	(7.75)		0.45	13.879703	(7.66)		0.35
12/31/2017	+	248	16	0.00	15.027185	2.79	‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2018		41,032	4,139	0.00	9.785840	(2.99)		1.25	10.505094	(1.76)		0.00
12/31/2017		48,752	4,784	1.43	10.087131	1.92		1.25	10.693283	2.66	‡	0.00
12/31/2016		55,403	5,556	2.68	9.896872	1.50		1.25	10.043286	1.90		0.85
12/31/2015		67,176	6,854	5.34	9.750821	(2.57)		1.25	9.855675	(2.18)		0.85
12/31/2014		53,933	5,373	0.00	10.008361	(0.07)		1.25	10.075609	0.33		0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2018		589,692	85,587	1.88	5.215361	(20.28)		3.70	8.112580	(17.27)		0.00
12/31/2017		813,980	96,639	0.92	6.542455	(6.41)		3.70	9.805729	(3.22)	‡	0.00
12/31/2016		947,422	107,968	0.79	6.990883	21.95		3.70	9.802230	8.75	‡	0.30
12/31/2015		659,992	93,946	0.47	5.732755	(26.51)		3.70	7.396348	(24.39)		0.85
12/31/2014		843,028	90,488	0.00	7.800985	(17.36)		3.70	9.782449	(14.97)		0.85
+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2018	+	614	78	1.64	7.881252	(13.53)	‡	0.45	7.976123	(14.81)	‡	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2018		2,165,263	38,219	0.00	31.415050	(7.88)	‡	3.90	74.473249	1.63		0.25
12/31/2017		1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
12/31/2016		1,379,406	32,554	0.00	26.572344	(3.10)		3.61	54.396231	(2.40)	‡	0.30
12/31/2015		954,227	22,499	0.00	27.423723	2.47		3.61	47.003517	5.18		1.00
12/31/2014		693,281	17,193	0.00	26.763737	5.02		3.61	44.690461	7.80		1.00
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2018		8,660	105	0.00	83.249803	1.73		0.45	83.355224	1.83		0.35
12/31/2017	+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2018		34,144	3,438	0.00	9.609302	(8.89)	‡	1.80	10.381855	(9.51)		0.00
12/31/2017		36,505	3,289	0.00	11.011255	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		32,091	3,084	0.00	10.353717	0.69		1.25	10.448999	1.10		0.85
12/31/2015		28,295	2,744	0.00	10.282457	4.67		1.25	10.335760	5.09		0.85
12/31/2014	+	3,303	336	0.00	9.823957	(0.94)	‡	1.25	9.835465	1.46	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2018		243	24	0.00	10.010504	(9.63)		0.45	10.023220	(9.54)		0.35
12/31/2017	+	4	0	0.00	11.077298	3.82	‡	0.45	11.080267	3.85	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2018		417,372	31,252	1.59	7.874573	(20.69)		3.91	17.786332	(17.51)		0.00
12/31/2017		499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
12/31/2016		422,224	32,999	1.19	8.036131	(3.82)		3.91	15.864112	(0.15)	‡	0.30
12/31/2015		437,975	33,824	3.25	8.355132	(7.25)		3.91	14.041604	(4.51)		1.00
12/31/2014		431,510	31,773	1.94	9.008259	(13.97)		3.91	14.705015	(11.43)		1.00
JNL/Causeway International Value Select Fund - Class I
12/31/2018		1,416	77	3.03	18.479294	(17.63)		0.45	18.502707	(17.55)		0.35
12/31/2017	+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - April 30, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2018		112,483	10,560	0.00	10.419656	(2.58)	‡	3.05	10.829992	(0.18)		0.00
12/31/2017	+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2018		2,427	225	0.00	10.808258	(0.27)		0.45	10.821961	(0.17)		0.35
12/31/2017	+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/Crescent High Income Fund - Class A
12/31/2018		81,391	7,795	5.00	10.089035	(4.92)	‡	2.60	10.818605	(2.09)		0.00
12/31/2017		61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016	+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/Crescent High Income Fund - Class I
12/31/2018		981	93	10.35	10.550360	(2.20)		0.45	10.563724	(2.10)		0.35
12/31/2017	+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2018		148,559	15,299	0.00	9.525207	(15.51)	‡	2.46	9.929003	(10.24)	‡	0.00
12/31/2017	+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2018		2,700	270	0.00	10.009401	(10.78)		0.45	10.021998	(10.69)		0.35
12/31/2017	+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2018		114,807	11,699	0.00	9.598571	(12.47)	‡	2.60	10.028314	(7.93)		0.00
12/31/2017	+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2018		3,759	373	0.00	10.108204	(7.96)		0.45	10.121364	(7.87)		0.35
12/31/2017	+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2018		910,823	28,744	0.92	19.980001	(10.85)		3.40	42.639585	(7.75)		0.00
12/31/2017		1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016		827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
12/31/2015		613,326	23,833	0.87	17.497555	(5.37)		3.40	28.618212	(2.93)		0.85
12/31/2014		567,701	21,391	0.60	18.490528	6.15		3.40	29.480809	8.89	‡	0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2018		3,683	83	1.80	44.440993	(7.87)		0.45	44.497293	(7.78)		0.35
12/31/2017	+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2018		73,219	4,616	0.39	14.243568	(22.49)	‡	2.80	16.996939	(13.68)		0.00
12/31/2017		63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016		53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
12/31/2015		36,079	2,648	0.00	13.531640	(6.02)		1.25	13.711595	(5.64)		0.85
12/31/2014		33,715	2,331	0.00	14.398327	0.78		1.25	14.531571	1.19		0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2018		1,940	207	1.10	8.902487	(13.76)		0.45	8.913764	(13.67)		0.35
12/31/2017	+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2018		2,581,224	125,685	0.99	12.138892	(4.28)		3.91	27.418873	(0.45)		0.00
12/31/2017		2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016		2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23)	‡	0.30
12/31/2015		3,046,392	155,693	2.89	12.664524	(3.45)		3.91	21.859740	(0.44)		0.85
12/31/2014		3,192,629	162,080	3.28	13.116391	(0.01)		3.91	21.957377	3.10		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2018		3,757	135	1.85	28.442890	(0.62)		0.45	28.478913	(0.52)		0.35
12/31/2017	+	175	6	0.00	28.619365	(0.05)	‡	0.45	28.626817	(0.02)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2018		12,567	1,183	0.00	10.451636	(0.57)	‡	1.70	10.939749	(2.81)		0.00
12/31/2017		11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016	+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2018		837	78	3.09	10.789105	(2.95)		0.45	10.802760	(2.85)		0.35
12/31/2017	+	78	7	0.00	11.116973	(0.30)	‡	0.45	11.119857	(0.27)	‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2018		802,439	55,237	0.87	13.836417	(7.16)		2.80	15.161134	(4.51)		0.00
12/31/2017		640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56	‡	0.00
12/31/2016		82,510	6,398	1.12	12.863325	17.42		1.25	12.928054	17.89		0.85
12/31/2015	+	16,147	1,473	0.00	10.954677	9.55	‡	1.25	10.965974	1.96	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2018		5,363	374	1.60	14.255215	(4.66)		0.45	14.273249	(4.57)		0.35
12/31/2017	+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38	‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2018		861,074	78,694	3.36	9.522893	1.41	‡	3.90	11.706816	1.80		0.00
12/31/2017		788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06	‡	0.00
12/31/2016		707,919	66,862	1.78	10.076469	(0.78)		2.80	10.960333	(1.88)	‡	0.25
12/31/2015		364,627	34,644	2.95	10.155898	(0.16)	‡	2.80	10.619879	0.83		0.85
12/31/2014		68,289	6,500	0.57	10.478400	5.17		1.25	10.532615	5.59		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2018		4,648	417	4.67	11.015679	1.65		0.45	11.029631	1.75		0.35
12/31/2017	+	173	16	0.00	10.837304	(0.02)	‡	0.45	10.840120	0.00	‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2018		42,761	4,317	0.00	8.978306	(3.87)	‡	2.80	10.525416	(7.54)		0.00
12/31/2017		42,559	3,923	3.88	10.738695	3.84		1.25	11.384156	5.26	‡	0.00
12/31/2016		35,923	3,447	4.84	10.341089	5.14		1.25	10.494170	5.56		0.85
12/31/2015		34,211	3,460	8.24	9.835862	0.74		1.25	9.941723	1.15		0.85
12/31/2014		14,150	1,445	0.00	9.763453	3.43		1.25	9.829141	3.84		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2018		830	88	0.00	9.058320	(7.74)		0.45	9.069741	(7.65)		0.35
12/31/2017	+	20	2	0.00	9.818560	2.06	‡	0.45	9.821053	2.09	‡	0.35
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2018		24,126	1,714	5.53	13.430918	(7.18)	‡	1.70	15.103486	(9.39)		0.00
12/31/2017		32,210	2,053	4.94	15.484767	15.37		1.25	16.668429	15.50	‡	0.00
12/31/2016		31,716	2,339	3.56	13.421663	5.83		1.25	13.686867	6.26		0.85
12/31/2015		27,780	2,173	1.73	12.682036	(6.17)		1.25	12.881138	(5.79)		0.85
12/31/2014		26,393	1,942	0.00	13.515623	4.74		1.25	13.673002	5.16		0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2018		68	6	15.53	11.867714	(5.85)		0.45	11.882602	(5.76)		0.35
12/31/2017	+	—	—	0.00	12.605224	3.15	‡	0.45	12.608509	3.18	‡	0.35
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2018		129,489	10,593	1.15	11.044643	(14.24)	‡	2.60	13.216467	(10.28)		0.00
12/31/2017		136,141	9,843	1.77	12.790567	3.38	‡	2.40	14.731448	10.20	‡	0.00
12/31/2016		116,058	9,255	2.77	12.414564	6.75		1.25	12.659907	7.18		0.85
12/31/2015		120,656	10,296	1.85	11.629602	(4.41)		1.25	11.812217	(4.03)		0.85
12/31/2014		106,385	8,696	0.03	12.166470	7.49		1.25	12.308186	7.92		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2018		603	53	2.29	11.203412	(10.41)		0.45	11.217359	(10.32)		0.35
12/31/2017	+	8	1	0.00	12.505590	4.39	‡	0.45	12.508599	4.41	‡	0.35
JNL/First State Global Infrastructure Fund - Class A
12/31/2018		665,849	47,534	2.99	11.669553	(4.37)	‡	3.90	15.367130	(6.40)		0.00
12/31/2017		883,807	58,353	1.85	13.614739	6.56		3.10	16.417485	8.64	‡	0.00
12/31/2016		764,545	54,782	2.61	12.776127	9.16		3.10	14.713768	(4.83)	‡	0.30
12/31/2015		618,494	49,245	1.62	11.703901	(21.03)		3.10	12.818948	(19.24)		0.85
12/31/2014		853,801	54,691	0.71	14.820786	4.08		3.10	15.872403	6.44		0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2018		882	57	5.25	15.516917	(6.52)		0.45	15.536225	(6.43)		0.35
12/31/2017	+	77	5	0.00	16.599059	(1.17)	‡	0.45	16.603017	(1.15)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017; JNL/Epoch Global Shareholder Yield Fund - Class I - September 25, 2017; JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017; JNL/First State Global Infrastructure Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2018		1,430,984	115,916	1.43	10.046308	(12.06)		3.61	14.033127	(8.81)		0.00
12/31/2017		1,857,573	135,547	0.93	11.424695	7.13		3.61	15.389626	10.11	‡	0.00
12/31/2016		1,921,675	153,777	1.06	10.664210	0.00		3.61	13.559536	3.41	‡	0.30
12/31/2015		2,259,091	184,904	0.67	10.663776	(12.37)		3.61	12.674122	(9.92)		0.85
12/31/2014		2,903,055	212,888	1.07	12.169467	(7.44)		3.61	14.069911	(4.85)		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2018		598	42	3.18	14.222339	(9.00)		0.45	14.240047	(8.90)		0.35
12/31/2017	+	3	0	0.00	15.628116	3.70	‡	0.45	15.631876	3.73	‡	0.35
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2018		1,102,525	89,939	0.00	9.424094	(12.68)		3.61	14.084388	(9.68)		0.25
12/31/2017		1,390,847	101,475	0.00	10.792200	7.81		3.61	15.593210	1.26	‡	0.25
12/31/2016		1,368,550	110,196	0.00	10.010590	9.42		3.61	13.918624	4.69	‡	0.30
12/31/2015		1,341,037	120,927	1.56	9.148869	(9.51)		3.61	11.558849	(7.12)		1.00
12/31/2014		1,557,952	130,142	1.63	10.110812	(0.97)		3.61	12.445079	1.65		1.00
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2018		1,031	76	0.00	12.628307	(9.56)		0.45	12.643849	(9.48)		0.35
12/31/2017	+	5	0	0.00	13.963727	2.45	‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2018		402,291	37,558	1.85	6.792840	(16.51)	‡	5.20	12.209725	(15.06)		0.30
12/31/2017		517,991	40,703	1.68	9.691546	5.50	‡	3.90	14.375271	17.21		0.30
12/31/2016		437,911	39,965	2.07	8.821320	6.67		3.61	12.264106	4.22	‡	0.30
12/31/2015		428,990	42,763	2.19	8.269499	(9.75)		3.61	10.447024	(7.36)		1.00
12/31/2014		521,536	48,136	0.82	9.162504	(5.83)		3.61	11.276954	(3.34)	‡	1.00
JNL/Franklin Templeton Global Fund - Class I
12/31/2018		477	37	3.92	12.903328	(14.96)		0.45	12.919680	(14.87)		0.35
12/31/2017	+	25	2	0.00	15.173137	3.48	‡	0.45	15.177086	3.51	‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2018		619,825	53,645	0.00	10.083921	(2.50)		3.26	12.691622	0.75		0.00
12/31/2017		681,734	58,728	0.00	10.342841	0.26		3.26	12.597693	4.38	‡	0.00
12/31/2016		628,660	55,418	0.03	10.316192	0.49		3.26	11.980707	7.04	‡	0.30
12/31/2015		681,887	61,594	8.25	10.265379	0.68	‡	3.26	11.319363	(4.96)		0.85
12/31/2014		737,969	63,092	3.83	11.133070	(3.45)		3.06	11.909965	(1.29)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017; JNL/Franklin Templeton Founding Strategy Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2018		1,173	92	0.00	12.809889	0.56		0.45	12.826079	0.66		0.35
12/31/2017	+	41	3	0.00	12.738250	(1.48)	‡	0.45	12.741522	(1.46)	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2018		1,607,800	107,924	4.34	11.005706	(7.85)	‡	3.75	17.702638	(4.31)		0.00
12/31/2017		1,887,729	119,869	3.77	12.213496	6.10		3.56	18.499963	9.06	‡	0.00
12/31/2016		1,826,310	125,988	4.69	11.511714	10.14		3.56	16.299842	3.83	‡	0.30
12/31/2015		1,673,567	130,230	3.96	10.452215	(10.60)		3.56	13.582757	(8.15)		0.85
12/31/2014		1,997,944	142,444	3.33	11.691774	(0.42)		3.56	14.787338	2.31		0.85
JNL/Franklin Templeton Income Fund - Class I
12/31/2018		1,211	67	7.33	18.087254	(4.38)		0.45	18.110077	(4.29)		0.35
12/31/2017	+	79	4	0.00	18.916259	1.75	‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2018		516,457	50,342	2.30	7.727602	(9.67)	‡	3.90	11.906986	(19.78)		0.00
12/31/2017		697,553	53,909	1.09	10.318035	27.61		3.61	14.842991	29.06	‡	0.00
12/31/2016		467,003	47,179	1.47	8.085778	(4.67)		3.61	10.919609	(2.41)	‡	0.30
12/31/2015		541,130	53,458	0.93	8.481567	0.13		3.61	10.599741	2.93		0.85
12/31/2014		424,814	43,002	0.81	8.470816	(12.63)		3.61	10.298111	(10.19)		0.85
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2018		1,136	94	3.69	12.130902	(19.91)		0.45	12.146266	(19.83)		0.35
12/31/2017	+	158	10	0.00	15.147459	4.37	‡	0.45	15.151402	4.40	‡	0.35
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2018		531,898	42,476	1.15	7.953774	(11.61)	‡	5.20	14.297079	(9.30)		0.30
12/31/2017		653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
12/31/2016		635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09	‡	0.30
12/31/2015		582,264	50,956	3.33	9.827094	(7.62)		3.15	11.908337	(5.61)		1.00
12/31/2014		625,966	51,540	0.77	10.637323	3.98		3.15	12.616592	6.23		1.00
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2018		360	24	2.61	15.107360	(9.18)		0.45	15.126481	(9.08)		0.35
12/31/2017	+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017; JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Franklin Templeton International Small Cap Fund - Class I - September 25, 2017; JNL/Franklin Templeton Mutual Shares Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2018		803,003	31,560	2.54	14.058751	(5.38)		3.91	33.009608	(1.89)		0.30
12/31/2017		892,472	34,177	2.01	14.858758	(0.92)		3.91	33.644288	2.72		0.30
12/31/2016		922,949	36,054	2.51	14.996373	(1.81)		3.91	32.754982	(2.60)	‡	0.30
12/31/2015		883,013	34,958	2.12	15.272623	(3.46)		3.91	27.846620	(0.61)		1.00
12/31/2014		774,773	30,480	2.33	15.820330	1.35		3.91	28.017891	4.35		1.00
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2018		1,441	39	4.53	36.994947	(1.74)		0.45	37.041736	(1.64)		0.35
12/31/2017	+	80	2	0.00	37.649126	(0.37)	‡	0.45	37.658911	(0.34)	‡	0.35
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2018		116,819	9,544	0.22	9.638925	(11.72)		3.61	13.947878	(8.46)		0.00
12/31/2017		147,282	10,905	0.00	10.918944	11.03		3.61	15.236848	13.96	‡	0.00
12/31/2016		139,239	11,753	0.00	9.834246	5.19		3.61	12.343015	8.13		0.85
12/31/2015		145,686	13,269	0.00	9.348592	(15.44)		3.61	11.414898	(13.07)		0.85
12/31/2014		197,207	15,558	1.68	11.055727	(8.31)		3.61	13.131852	(5.75)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2018		17,663	2,007	0.00	8.628735	(6.64)	‡	2.80	8.940022	(14.94)		0.00
12/31/2017	+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2018		1,710	192	0.00	8.928992	(15.02)		0.45	8.940297	(14.94)		0.35
12/31/2017	+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10	‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2018		384,351	41,708	0.66	8.730497	(19.57)	‡	2.70	9.643134	(21.22)		0.00
12/31/2017		539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42	‡	0.00
12/31/2016		14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50		0.85
12/31/2015	+	7,834	890	0.00	8.785068	(11.43)	‡	1.25	8.808981	(11.53)	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2018		1,885	202	1.54	9.293179	(21.33)		0.45	9.304950	(21.25)		0.35
12/31/2017	+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Goldman Sachs Core Plus Bond Fund - Class I - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2018	+	2,995	321	0.00	9.304126	(6.54)	‡	2.40	9.390005	(6.10)	‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2018	+	31	3	0.00	9.383786	(6.16)	‡	0.45	9.387386	(6.13)	‡	0.35
JNL/Invesco China-India Fund - Class A
12/31/2018		475,542	54,694	0.37	6.779422	(20.07)		3.61	10.113870	(17.12)		0.00
12/31/2017		690,650	65,100	0.31	8.481743	46.94		3.61	12.202373	45.78	‡	0.00
12/31/2016		372,287	52,908	1.02	5.772361	(6.82)		3.61	7.796094	(9.58)	‡	0.30
12/31/2015		334,513	45,373	0.90	6.194560	(8.40)		3.61	7.742146	(5.84)		0.85
12/31/2014		349,714	44,455	0.86	6.762681	7.45		3.61	8.222087	10.46		0.85
JNL/Invesco China-India Fund - Class I
12/31/2018	+	291	29	2.30	9.856116	(7.89)	‡	0.45	9.965984	(13.42)	‡	0.35
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2018		47,607	5,053	0.63	9.287455	(9.52)		2.45	9.579995	(7.26)		0.00
12/31/2017	+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2018		903	94	0.77	9.566153	(7.38)		0.45	9.578282	(7.28)		0.35
12/31/2017	+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Real Estate Fund - Class A
12/31/2018		1,052,660	62,917	3.78	11.815742	(2.67)	‡	3.90	20.140860	(6.38)		0.00
12/31/2017		1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50	‡	0.00
12/31/2016		1,290,375	77,783	2.00	12.665461	(1.30)		3.71	18.853139	(5.67)	‡	0.30
12/31/2015		1,307,859	79,885	2.72	12.831849	(4.57)		3.71	17.408372	(1.80)		0.85
12/31/2014		1,284,168	76,820	1.30	13.446442	10.84		3.71	17.727784	14.05		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco China-India Fund - Class I - April 30, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class I
12/31/2018	+	257	13	12.65	19.485472	(5.45)	‡	0.45	19.753790	(5.07)	‡	0.35
JNL/Invesco International Growth Fund - Class A
12/31/2018		766,542	38,718	1.93	10.787482	(18.35)		3.91	27.187070	(15.08)		0.00
12/31/2017		994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
12/31/2016		795,886	41,277	1.76	11.151012	(4.97)		3.91	24.357016	(4.17)	‡	0.30
12/31/2015		748,807	38,013	1.87	11.734460	(5.78)		3.91	22.067720	(2.86)		0.85
12/31/2014		619,285	30,512	1.09	12.454771	(3.61)		3.91	22.716419	(0.61)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2018		1,777	62	2.87	28.928283	(15.23)		0.45	28.964931	(15.14)		0.35
12/31/2017	+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2018		1,451,599	47,478	0.00	11.965942	(16.58)	‡	6.80	38.499903	(9.11)		0.00
12/31/2017		1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00
12/31/2016		1,132,274	41,280	0.00	19.901334	7.67		3.51	32.392832	3.16	‡	0.30
12/31/2015		935,307	37,628	0.00	18.483324	(5.18)		3.51	26.947917	(2.63)		0.85
12/31/2014		608,506	23,795	0.00	19.493406	4.27		3.51	27.674511	7.08		0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2018		6,432	163	0.00	39.661452	(9.28)		0.45	39.711610	(9.19)		0.35
12/31/2017	+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2018	+	18,950	1,983	0.74	9.525827	(1.66)	‡	2.10	9.603562	(3.96)	‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2018	+	779	81	0.52	9.590949	(4.09)	‡	0.45	9.594629	(4.05)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - April 30, 2018; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2018		1,331,467	27,148	0.00	28.855520	(8.38)		3.61	67.737631	(5.00)		0.00
12/31/2017		1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
12/31/2016		915,469	22,632	0.00	25.231671	(3.04)		3.61	51.644254	(0.24)	‡	0.30
12/31/2015		1,069,598	26,422	0.00	26.022254	(0.64)		3.61	45.994689	2.14		0.85
12/31/2014		740,281	18,804	0.00	26.190385	7.25		3.61	45.031588	10.25		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2018		6,258	90	0.00	70.092077	(5.16)		0.45	70.180842	(5.07)		0.35
12/31/2017	+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2018		780,044	37,135	3.06	11.903127	(3.27)		3.75	28.882638	0.45		0.00
12/31/2017		782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
12/31/2016		901,339	43,536	1.89	12.461732	(2.28)		3.75	26.291282	(2.99)	‡	0.30
12/31/2015		761,725	37,238	2.33	12.752198	(3.24)		3.75	23.200168	(0.39)		0.85
12/31/2014		633,096	30,951	3.27	13.179311	1.52		3.75	23.291806	0.30	‡	0.85
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2018		4,568	156	5.44	30.108290	0.31		0.45	30.146431	0.41		0.35
12/31/2017	+	—	—	0.00	30.014664	(0.26)	‡	0.45	30.022480	(0.24)	‡	0.35
JNL/Lazard Emerging Markets Fund - Class A
12/31/2018		339,583	27,486	1.54	9.198373	(21.26)		3.61	14.532257	(18.35)		0.00
12/31/2017		446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
12/31/2016		385,021	32,100	2.23	9.416799	15.06		3.61	12.639723	18.27		0.85
12/31/2015		361,719	35,630	2.97	8.184092	(21.57)		3.61	10.686859	(19.38)		0.85
12/31/2014		492,895	39,087	1.62	10.435151	(8.62)		3.61	13.255328	(6.06)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2018		2,701	183	3.19	14.834349	(18.50)		0.45	14.853113	(18.42)		0.35
12/31/2017	+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2018		56,687	4,617	0.20	11.486299	(5.32)	‡	2.25	13.051132	(10.19)		0.00
12/31/2017		53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
12/31/2016		41,512	3,802	1.24	10.818386	(6.30)		1.25	10.979083	(5.93)		0.85
12/31/2015		43,939	3,781	1.05	11.546103	3.11		1.25	11.670957	3.53		0.85
12/31/2014		14,613	1,300	0.00	11.197435	(2.65)		1.25	11.273334	(2.26)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/Lazard Emerging Markets Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2018		625	52	0.56	11.932190	(10.25)		0.45	11.947296	(10.16)		0.35
12/31/2017	+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2018	+	364	41	0.00	8.797715	(12.66)	‡	1.25	8.840000	(11.60)	‡	0.00
JNL/MC 10 x 10 Fund - Class A
12/31/2018		369,265	26,048	0.00	11.576280	(11.66)		3.15	16.710269	(8.82)		0.00
12/31/2017		453,059	28,792	0.00	13.104195	12.63		3.15	18.327138	13.08	‡	0.00
12/31/2016		392,562	28,627	0.00	11.634742	8.59		3.15	15.319577	3.75	‡	0.30
12/31/2015		370,036	29,809	1.96	10.714122	(5.29)		3.15	12.792888	(3.33)		1.10
12/31/2014		393,769	30,580	1.81	11.312659	4.91		3.15	13.234120	7.07		1.10
JNL/MC Bond Index Fund - Class A
12/31/2018		783,456	54,780	2.12	9.255369	(4.41)		3.91	17.967162	(0.57)		0.00
12/31/2017		826,792	56,864	1.95	9.682069	(0.92)		3.91	18.070868	2.93	‡	0.00
12/31/2016		814,434	57,253	0.81	9.772151	(1.98)		3.91	16.773296	(2.97)	‡	0.30
12/31/2015		728,111	51,662	2.00	9.969555	(3.95)		3.91	15.284690	(0.97)		0.85
12/31/2014		652,067	45,782	3.40	10.379965	1.56		3.91	15.434299	4.72		0.85
JNL/MC Bond Index Fund - Class I
12/31/2018		2,248	123	3.24	18.495417	(0.73)		0.45	18.518837	(0.63)		0.35
12/31/2017	+	322	17	0.00	18.631666	(0.12)	‡	0.45	18.636516	(0.09)	‡	0.35
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2018		1,054,590	36,528	0.67	18.621213	(4.75)		3.61	37.657519	(1.22)		0.00
12/31/2017		1,037,838	35,184	1.16	19.548943	17.78		3.61	38.124325	18.85	‡	0.00
12/31/2016		836,751	34,302	0.67	16.597368	2.40		3.61	29.630004	3.46	‡	0.30
12/31/2015		908,533	39,282	0.52	16.208037	2.14		3.61	25.561978	5.00		0.85
12/31/2014		517,690	23,443	0.56	15.868311	6.88		3.61	24.344867	9.87		0.85
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2018		2,193	57	1.72	38.999707	(1.36)		0.45	39.057552	(1.26)		0.35
12/31/2017	+	1	0	0.00	39.536034	9.97	‡	0.45	39.554770	10.02	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/MC Bond Index Fund - Class I - September 25, 2017; JNL/MC Consumer Discretionary Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2018		60,735	6,396	0.00	9.370928	(9.31)	‡	2.40	9.660006	(8.95)		0.00
12/31/2017	+	7,203	681	0.00	10.547344	5.00	‡	2.30	10.610004	6.10	‡	0.00
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2018		443	46	0.00	9.644894	(9.08)		0.45	9.657125	(8.98)		0.35
12/31/2017	+	47	4	0.00	10.607561	6.08	‡	0.45	10.610329	6.10	‡	0.35
JNL/MC DowSM Index Fund - Class A
12/31/2018		768,056	38,035	0.00	12.174081	(7.80)		4.00	26.549969	(4.01)		0.00
12/31/2017		822,912	38,822	0.00	13.203588	22.65		4.00	27.659956	21.90	‡	0.00
12/31/2016		557,994	33,282	0.00	10.765243	11.29		4.00	20.564025	8.21	‡	0.30
12/31/2015		495,120	33,833	0.00	9.673063	(4.53)		4.00	15.865620	(1.63)		1.00
12/31/2014		580,636	38,977	0.00	10.132420	5.49		4.00	16.127848	8.70		1.00
JNL/MC DowSM Index Fund - Class I
12/31/2018		1,246	47	0.00	26.518932	(4.12)		0.45	26.552112	(4.02)		0.35
12/31/2017	+	16	1	0.00	27.658032	11.30	‡	0.45	27.664789	11.33	‡	0.35
JNL/MC Emerging Markets Index Fund - Class A
12/31/2018		1,010,950	105,439	1.59	8.253053	(18.10)		3.41	10.600320	(15.24)		0.00
12/31/2017		1,271,614	111,041	1.02	10.076623	31.56		3.41	12.506287	30.86	‡	0.00
12/31/2016		676,628	79,432	1.97	7.659333	6.41		3.41	9.042587	(5.58)	‡	0.30
12/31/2015		472,166	60,211	1.60	7.198031	(18.13)		3.41	8.043725	(16.01)		0.85
12/31/2014		476,725	50,803	1.17	8.792418	(6.92)		3.41	9.577086	(4.50)	‡	0.85
JNL/MC Emerging Markets Index Fund - Class I
12/31/2018		4,412	414	3.28	10.704162	(15.39)		0.45	10.717639	(15.30)		0.35
12/31/2017	+	204	16	0.00	12.650658	6.73	‡	0.45	12.653856	6.76	‡	0.35
JNL/MC Energy Sector Fund - Class A
12/31/2018		1,001,461	38,349	2.77	15.938986	(23.50)		3.91	34.170278	(20.43)		0.00
12/31/2017		1,404,919	42,347	2.07	20.835213	(6.65)		3.91	42.944855	(1.87)	‡	0.00
12/31/2016		1,739,027	50,519	2.02	22.319552	22.35		3.91	41.986868	11.12	‡	0.30
12/31/2015		1,103,030	40,317	1.58	18.242552	(26.20)		3.91	30.226284	(23.91)		0.85
12/31/2014		1,140,786	31,703	1.19	24.719171	(13.79)		3.91	39.723065	(11.11)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/MC DowSM Index Fund - Class I - September 25, 2017; JNL/MC Emerging Markets Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Energy Sector Fund - Class I
12/31/2018		1,523	43	5.22	35.406570	(20.49)		0.45	35.453847	(20.41)		0.35
12/31/2017	+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67	‡	0.35
JNL/MC European 30 Fund - Class A
12/31/2018		319,616	22,894	3.11	11.663101	(17.41)		3.10	16.011718	(14.80)		0.00
12/31/2017		451,987	27,300	3.11	14.121117	19.98		3.10	18.792194	21.79	‡	0.00
12/31/2016		323,938	23,924	2.90	11.769941	(4.82)		3.10	14.818133	(3.14)	‡	0.30
12/31/2015		433,280	31,079	1.88	12.365901	(4.94)		3.10	14.548004	(2.78)		0.85
12/31/2014		245,362	17,013	1.19	13.007919	(9.38)	‡	3.10	14.963565	(4.22)	‡	0.85
JNL/MC European 30 Fund - Class I
12/31/2018	+	194	12	5.26	15.610291	(8.54)	‡	0.45	15.770901	(6.87)	‡	0.35
JNL/MC Financial Sector Fund - Class A
12/31/2018		1,077,914	74,125	1.17	9.378672	(16.94)		3.61	18.963768	(13.87)		0.00
12/31/2017		1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91	‡	0.00
12/31/2016		1,020,005	70,947	1.51	9.810025	19.71		3.61	17.510665	19.64	‡	0.30
12/31/2015		656,580	56,108	1.14	8.194683	(4.63)		3.61	12.922098	(1.96)		0.85
12/31/2014		556,140	46,590	0.89	8.592294	9.05		3.61	13.180218	12.10		0.85
JNL/MC Financial Sector Fund - Class I
12/31/2018		3,586	184	2.56	19.658195	(13.96)		0.45	19.684016	(13.88)		0.35
12/31/2017	+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64	‡	0.35
JNL/MC Healthcare Sector Fund - Class A
12/31/2018		2,816,036	86,811	0.92	20.944557	1.21		3.61	42.356262	4.95		0.00
12/31/2017		2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
12/31/2016		2,298,246	89,379	1.75	17.493318	(7.22)		3.61	31.229624	(5.49)	‡	0.30
12/31/2015		2,840,786	105,322	0.45	18.855189	2.80		3.61	29.736982	5.67		0.85
12/31/2014		1,902,635	74,574	0.58	18.342209	20.70		3.61	28.140409	24.08		0.85
JNL/MC Healthcare Sector Fund - Class I
12/31/2018		6,373	148	2.15	43.830632	4.78		0.45	43.888361	4.88		0.35
12/31/2017	+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Energy Sector Fund - Class I - September 25, 2017; JNL/MC European 30 Fund - Class I - April 30, 2018; JNL/MC Financial Sector Fund - Class I - September 25, 2017; JNL/MC Healthcare Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annuazlied. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Index 5 Fund - Class A
12/31/2018		782,567	53,011	0.00	11.365381	(11.08)		3.61	17.322744	(7.80)		0.00
12/31/2017		935,514	57,750	0.00	12.782211	11.22		3.61	18.787723	14.40	‡	0.00
12/31/2016		764,417	53,777	0.00	11.492485	7.96		3.61	15.829709	3.76	‡	0.30
12/31/2015		685,602	53,342	1.79	10.645357	(4.96)		3.61	13.524652	(2.30)		0.85
12/31/2014		681,568	51,594	1.39	11.201085	1.57		3.61	13.843271	1.80	‡	0.85
JNL/MC Industrials Sector Fund - Class A
12/31/2018		27,205	3,030	0.00	8.857369	(16.47)		2.40	9.130122	(14.43)		0.00
12/31/2017	+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00
JNL/MC Industrials Sector Fund - Class I
12/31/2018		530	58	0.00	9.117908	(14.45)		0.45	9.129470	(14.36)		0.35
12/31/2017	+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/MC Information Technology Sector Fund - Class A
12/31/2018		2,194,967	128,417	0.42	10.826190	(4.39)		3.71	22.322809	(0.76)		0.00
12/31/2017		2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016		1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
12/31/2015		1,172,350	102,218	0.62	7.895201	0.61		3.71	12.657680	3.52		0.85
12/31/2014		902,611	81,458	0.69	7.847701	16.22		3.71	12.226761	19.59		0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2018		7,461	327	0.97	23.131933	(0.83)		0.45	23.161218	(0.73)		0.35
12/31/2017	+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/MC International Index Fund - Class A
12/31/2018		1,262,001	71,231	3.27	11.487338	(17.22)		3.90	22.239272	(13.91)		0.00
12/31/2017		1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016		1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60)	‡	0.30
12/31/2015		1,004,071	59,596	2.28	11.899766	(4.86)		3.90	18.202433	(1.92)		0.85
12/31/2014		856,845	49,801	3.45	12.508248	(9.67)		3.90	18.559336	(6.88)		0.85
JNL/MC International Index Fund - Class I
12/31/2018		5,806	256	5.57	22.916858	(14.05)		0.45	22.945884	(13.97)		0.35
12/31/2017	+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Industrials Sector Fund - Class I - September 25, 2017; JNL/MC Information Technology Sector Fund - Class I - September 25, 2017; JNL/MC International Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC JNL 5 Fund - Class A
12/31/2018		2,498,352	129,293	2.18	11.312120	(15.31)	‡	5.20	22.742591	(10.00)	‡	0.30
12/31/2017		3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016		2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
12/31/2015		2,829,536	166,512	2.61	13.230606	(6.53)		3.70	17.912469	(3.98)		1.00
12/31/2014		2,985,710	168,381	2.04	14.155449	7.29		3.70	18.655036	10.22		1.00
JNL/MC JNL 5 Fund - Class I
12/31/2018		4,931	205	4.66	24.305745	(9.87)		0.45	24.336539	(9.78)		0.35
12/31/2017	+	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35
JNL/MC Materials Sector Fund - Class A
12/31/2018		15,358	1,797	0.00	8.360819	(24.32)	‡	3.05	8.689999	(18.63)		0.00
12/31/2017	+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2018		310	36	0.00	8.670603	(18.72)		0.45	8.681456	(18.64)		0.35
12/31/2017	+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2018		27,390	2,583	0.01	10.384350	(4.40)	‡	2.40	10.812651	(4.30)		0.00
12/31/2017	+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2018		143	13	0.03	10.772326	(4.55)		0.45	10.785969	(4.46)		0.35
12/31/2017	+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/MC MSCI World Index Fund - Class A
12/31/2018		301,650	15,316	3.42	11.930227	(12.43)		4.00	26.018163	(8.84)		0.00
12/31/2017		367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016		337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30)	‡	0.30
12/31/2015		353,707	20,520	0.00	11.379184	(11.85)		4.00	18.663848	(9.17)		1.00
12/31/2014		382,908	20,132	0.00	12.909036	6.51		4.00	20.547277	9.76		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC JNL 5 Fund - Class I - September 25, 2017; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC MSCI World Index Fund - Class I
12/31/2018		1,511	58	6.46	26.004167	(8.94)		0.45	26.037270	(8.85)		0.35
12/31/2017	+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2018		2,302,486	77,316	0.31	21.618718	(4.18)		3.61	36.151817	(0.64)		0.00
12/31/2017		2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
12/31/2016		1,068,389	46,081	1.08	17.706638	4.12		3.61	26.553733	0.27	‡	0.30
12/31/2015		836,207	38,563	0.54	17.006091	(2.16)		3.61	23.192824	0.58		0.85
12/31/2014		750,348	34,745	0.22	17.382007	14.24		3.61	23.060138	17.43		0.85
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2018		10,670	357	1.10	28.871252	(0.72)		0.45	28.907851	(0.62)		0.35
12/31/2017	+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2018		208,937	11,403	4.17	15.354881	(16.47)		3.06	21.002919	(13.86)		0.00
12/31/2017		295,472	13,737	3.33	18.383350	19.54		3.06	24.383454	20.15	‡	0.00
12/31/2016		208,586	11,828	1.95	15.379017	6.31		3.06	19.304291	2.43	‡	0.30
12/31/2015		219,873	13,507	2.27	14.466271	1.80		3.06	16.974553	4.08		0.85
12/31/2014		115,034	7,314	2.54	14.209829	0.10		3.06	16.309187	2.34		0.85
JNL/MC Pacific Rim 30 Fund - Class I
12/31/2018	+	149	7	11.00	20.488419	(8.18)	‡	0.45	20.699226	(6.18)	‡	0.35
JNL/MC Real Estate Sector Fund - Class A
12/31/2018		43,081	4,521	0.00	9.323019	(6.15)	‡	3.05	9.689999	(5.28)		0.00
12/31/2017	+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2018		1,856	193	0.00	9.634947	(5.80)		0.45	9.647162	(5.70)		0.35
12/31/2017	+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC MSCI World Index Fund - Class I - September 25, 2017; JNL/MC Nasdaq 100 Index Fund - Class I - September 25, 2017; JNL/MC Pacific Rim 30 Fund - Class I - April 30, 2018; JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2018		130,278	12,512	0.00	10.197898	(10.19)	‡	3.05	10.599992	(1.30)		0.00
12/31/2017	+	16,352	1,528	0.00	10.673262	2.32	‡	2.40	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2018		1,346	127	0.00	10.579329	(1.38)		0.45	10.592963	(1.28)		0.35
12/31/2017	+	9	1	0.00	10.727228	7.27	‡	0.45	10.730220	7.30	‡	0.35
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2018		32,363	3,417	0.00	9.342427	(12.69)	‡	2.40	9.630001	(10.00)		0.00
12/31/2017	+	5,582	523	0.00	10.636275	4.57	‡	2.30	10.700000	7.00	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2018		1,101	115	0.00	9.595341	(10.14)		0.45	9.607335	(10.05)		0.35
12/31/2017	+	12	1	0.00	10.677694	6.78	‡	0.45	10.680265	6.80	‡	0.35
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2018		2,249,924	73,953	0.87	19.741321	(14.99)		3.90	38.218816	(11.60)		0.00
12/31/2017		2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60	‡	0.00
12/31/2016		2,217,324	73,174	0.18	20.872974	15.55		3.90	35.740359	7.74	‡	0.30
12/31/2015		1,500,007	58,797	0.93	18.064539	(6.40)		3.90	27.632446	(3.51)		0.85
12/31/2014		1,279,352	48,284	0.94	19.300451	5.06		3.90	28.637481	8.31		0.85
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2018		8,506	219	1.98	39.276915	(11.67)		0.45	39.326496	(11.58)		0.35
12/31/2017	+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62	‡	0.35
JNL/MC S&P 500 Index Fund - Class A
12/31/2018		6,338,020	284,120	1.38	14.462007	(8.53)		3.90	27.998131	(4.88)		0.00
12/31/2017		6,699,233	282,715	1.40	15.810768	16.55		3.90	29.433639	19.37	‡	0.00
12/31/2016		4,756,967	240,596	0.13	13.566007	7.13		3.90	23.228885	3.91	‡	0.30
12/31/2015		3,706,170	206,598	1.49	12.663717	(2.98)		3.90	19.371004	0.02		0.85
12/31/2014		3,229,425	179,675	1.33	13.052758	8.75		3.90	19.367270	12.11		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class I - September 25, 2017; JNL/MC S&P 400 MidCap Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P SMid 60 Fund - Class A
12/31/2018		384,172	25,871	1.88	11.415569	(25.70)		3.61	17.399197	(22.96)		0.00
12/31/2017		550,343	28,245	0.61	15.364910	(5.67)		3.61	22.583793	(1.90)	‡	0.00
12/31/2016		780,959	38,793	0.98	16.288826	29.65		3.61	22.436175	20.21	‡	0.30
12/31/2015		315,208	20,761	2.38	12.564055	(8.42)		3.61	15.962302	(5.86)		0.85
12/31/2014		392,884	24,281	0.62	13.719307	(0.17)		3.61	16.955507	2.62	‡	0.85
JNL/MC S&P SMid 60 Fund - Class I
12/31/2018		853	48	3.49	17.699818	(23.08)		0.45	17.722060	(23.00)		0.35
12/31/2017	+	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35
JNL/MC Small Cap Index Fund - Class A
12/31/2018		1,805,322	66,352	0.90	17.661866	(12.42)		3.90	34.193149	(8.92)		0.00
12/31/2017		1,942,541	64,309	0.82	20.166414	8.53		3.90	37.542378	14.20	‡	0.00
12/31/2016		1,732,506	64,199	0.51	18.580849	21.07		3.90	31.815633	11.44	‡	0.30
12/31/2015		1,176,866	54,213	0.59	15.346861	(8.21)		3.90	23.475323	(5.37)		0.85
12/31/2014		1,179,021	51,331	1.01	16.718627	0.65		3.90	24.806629	3.77		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2018		7,952	230	2.08	35.135656	(9.07)		0.45	35.180109	(8.98)		0.35
12/31/2017	+	369	10	0.00	38.640380	7.03	‡	0.45	38.650391	7.06	‡	0.35
JNL/MC Telecommunications Sector Fund - Class A
12/31/2018		102,126	10,987	4.19	5.863169	(9.26)		3.71	12.089289	(5.81)		0.00
12/31/2017		107,133	10,734	3.27	6.461274	(0.23)		3.71	12.834681	2.12	‡	0.00
12/31/2016		129,579	13,290	2.72	6.475947	19.07		3.71	10.682619	22.51		0.85
12/31/2015		104,278	13,219	3.44	5.438960	(1.01)		3.71	8.719715	1.86		0.85
12/31/2014		122,345	15,792	2.64	5.494634	1.68		3.71	8.560585	4.63		0.85
JNL/MC Telecommunications Sector Fund - Class I
12/31/2018		322	26	8.14	12.527002	(5.90)		0.45	12.543093	(5.81)		0.35
12/31/2017	+	3	0	0.00	13.312877	(0.63)	‡	0.45	13.316376	(0.60)	‡	0.35
JNL/MC Utilities Sector Fund - Class A
12/31/2018		160,160	11,089	2.55	13.534861	(5.81)	‡	2.40	15.510286	3.79		0.00
12/31/2017		76,456	5,371	2.40	14.097179	10.23		1.25	14.944267	11.62	‡	0.00
12/31/2016		71,848	5,575	1.95	12.788497	15.36		1.25	12.977718	15.82		0.85
12/31/2015		40,435	3,629	1.26	11.085421	(6.58)		1.25	11.204657	(6.21)		0.85
12/31/2014		43,476	3,654	0.00	11.866305	24.63		1.25	11.946061	18.24	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P SMid 60 Fund - Class I - September 25, 2017; JNL/MC Small Cap Index Fund - Class I - September 25, 2017; JNL/MC Telecommunications Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Utilities Sector Fund - Class I
12/31/2018		999	73	3.58	13.655531	3.56		0.45	13.672841	3.67		0.35
12/31/2017	+	22	2	0.00	13.185701	(0.78)	‡	0.45	13.189151	(0.76)	‡	0.35
JNL/Mellon Capital 10 x 10 Fund - Class I
12/31/2018	+	10	1	0.00	16.160627	(3.67)	‡	0.45	16.715740	(11.52)	‡	0.35
JNL/Mellon Capital Index 5 Fund - Class I
12/31/2018	+	883	53	0.00	16.747679	(13.23)	‡	0.45	17.322932	(11.10)	‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2018		937,189	46,474	0.55	14.317596	(15.08)		3.91	23.451620	(11.94)		0.30
12/31/2017		774,964	33,544	1.26	16.860164	8.70		3.91	26.631732	12.68		0.30
12/31/2016		712,755	34,454	0.00	15.510789	9.24		3.91	23.633876	6.69	‡	0.30
12/31/2015		655,102	35,545	0.55	14.198801	(12.45)		3.91	19.367092	(9.86)		1.00
12/31/2014		718,036	35,055	0.80	16.217712	8.80		3.91	21.486406	12.01		1.00
JNL/MFS Mid Cap Value Fund - Class I
12/31/2018		3,058	124	1.21	24.847742	(12.44)		0.45	25.045400	(11.77)		0.35
12/31/2017	+	160	6	0.00	28.378815	5.69	‡	0.45	28.386195	5.71	‡	0.35
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2018	+	83,324	9,029	0.00	9.191420	(10.97)	‡	2.50	9.280001	(7.20)	‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2018	+	109	12	0.00	9.273976	(7.26)	‡	0.45	9.277540	(7.22)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Utilities Sector Fund - Class I - September 25, 2017; JNL/Mellon Capital 10 x 10 Fund - Class I - April 30, 2018; JNL/Mellon Capital Index 5 Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Currency Fund - Class A
12/31/2018		11,438	1,147	1.31	9.180477	(0.50)	‡	2.40	10.678103	1.72		0.00
12/31/2017		11,370	1,144	0.00	9.825114	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		13,663	1,391	2.28	9.729055	(2.82)		1.25	9.897860	(2.43)		0.85
12/31/2015		12,350	1,226	1.73	10.011504	0.62		1.25	10.144651	1.03		0.85
12/31/2014		14,461	1,448	0.00	9.949394	2.08		1.25	10.041467	2.49		0.85
JNL/Neuberger Berman Currency Fund - Class I
12/31/2018		174	17	8.34	10.126947	1.49		0.45	10.139562	1.59		0.35
12/31/2017	+	2	0	0.00	9.978376	(0.12)	‡	0.45	9.980906	(0.09)	‡	0.35
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2018		15,260	2,589	0.35	5.825250	(11.68)		1.25	6.175832	(10.56)		0.00
12/31/2017		14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		12,031	1,905	0.00	6.276762	10.51		1.25	6.344151	10.95		0.85
12/31/2015		5,281	926	0.00	5.679797	(26.00)		1.25	5.717924	(25.70)		0.85
12/31/2014	+	3,124	407	0.00	7.674929	(23.25)	‡	1.25	7.695611	(23.15)	‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2018		576,962	52,593	1.96	9.646358	(5.72)		3.30	12.023147	(2.54)		0.00
12/31/2017		632,065	55,475	3.07	10.231264	(0.02)	‡	3.30	12.335939	6.27	‡	0.00
12/31/2016		498,915	46,194	3.44	10.020290	2.74		3.05	11.393375	(1.35)	‡	0.30
12/31/2015		400,063	38,705	1.44	9.752914	(4.20)		3.05	10.476995	(2.32)		1.10
12/31/2014		333,743	31,464	1.06	10.180932	0.26	‡	3.05	10.725547	3.75		1.10
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2018		1,296	107	3.80	12.152451	(2.56)		0.45	12.167843	(2.46)		0.35
12/31/2017	+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2018		64,975	6,294	1.96	9.667794	(2.47)	‡	2.00	11.099529	0.42		0.00
12/31/2017		74,883	7,199	3.87	10.268005	3.65		1.25	11.052845	4.43	‡	0.00
12/31/2016		85,904	8,583	0.46	9.906559	2.18		1.25	10.102176	2.59		0.85
12/31/2015		101,148	10,352	1.18	9.695177	(4.16)		1.25	9.847269	(3.78)		0.85
12/31/2014		64,332	6,324	0.88	10.116505	(2.30)		1.25	10.234182	(1.91)		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2018		158	15	4.54	10.148441	0.30		0.45	10.161381	0.40		0.35
12/31/2017	+	6	1	0.00	10.118084	0.48	‡	0.45	10.120777	0.50	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017; JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting periodand is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2018		32,469	3,638	0.00	8.842681	(23.41)		1.25	9.258859	(22.44)		0.00
12/31/2017		36,376	3,130	0.09	11.545623	39.53		1.25	11.938030	36.59	‡	0.00
12/31/2016		8,932	1,075	0.00	8.274758	(1.70)		1.25	8.330431	(1.31)		0.85
12/31/2015	+	4,549	539	0.00	8.418210	(15.73)	‡	1.25	8.441115	(12.77)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2018		1,440,261	65,735	0.63	14.081861	(9.20)	‡	3.90	26.849292	(13.43)		0.25
12/31/2017		1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016		1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26)	‡	0.30
12/31/2015		939,327	49,191	0.91	13.969379	0.12		3.61	20.487899	2.77		1.00
12/31/2014		693,161	37,217	0.59	13.952717	(1.71)		3.61	19.936239	0.89		1.00
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2018		4,217	147	1.52	28.946471	(13.36)		0.45	28.983123	(13.27)		0.35
12/31/2017	+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2018		366,422	37,052	0.48	9.708996	(0.01)	‡	2.80	10.058556	(0.11)		0.00
12/31/2017	+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2018		6,544	651	0.64	10.042760	(0.25)		0.45	10.055494	(0.15)		0.35
12/31/2017	+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A
12/31/2018		262,912	23,201	2.96	9.866557	(5.74)		3.30	12.391319	(2.56)		0.00
12/31/2017		287,431	24,394	2.14	10.467145	(0.11)	‡	3.30	12.716541	6.50	‡	0.00
12/31/2016		185,995	16,679	1.31	10.362318	3.39		2.80	11.742678	(2.79)	‡	0.25
12/31/2015		59,545	5,569	2.46	10.022226	(0.16)	‡	2.80	10.814533	(1.78)		0.85
12/31/2014		34,347	3,138	0.05	10.884088	6.28		1.25	11.011005	6.70		0.85
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
12/31/2018		696	61	5.47	11.390120	(2.70)		0.45	11.404486	(2.60)		0.35
12/31/2017	+	42	4	0.00	11.706338	0.23	‡	0.45	11.709333	0.25	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/Oppenheimer Global Growth Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017; JNL/PIMCO Investment Grade Corporate Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PIMCO Real Return Fund - Class A
12/31/2018		971,273	72,742	0.66	10.227968	(5.72)		3.61	15.749761	(2.23)		0.00
12/31/2017		1,114,819	80,744	0.00	10.847955	(0.54)		3.61	16.108966	2.47	‡	0.00
12/31/2016		1,134,262	83,789	5.93	10.906571	1.45		3.61	15.164453	(1.30)	‡	0.30
12/31/2015		1,111,946	85,311	3.56	10.750670	(6.54)		3.61	13.765953	(3.92)		0.85
12/31/2014		1,317,828	96,758	0.70	11.503020	(0.37)		3.61	14.328320	2.42		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2018		1,893	119	1.79	16.076438	(2.39)		0.45	16.096733	(2.29)		0.35
12/31/2017	+	92	6	0.00	16.470528	0.38	‡	0.45	16.474817	0.41	‡	0.35
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2018		1,502,673	133,983	3.32	9.140474	(4.28)	‡	3.90	12.490145	(1.02)		0.00
12/31/2017		1,362,837	118,852	3.24	10.153435	(0.22)		3.11	12.619079	2.54	‡	0.00
12/31/2016		1,282,976	113,730	4.44	10.175792	6.08		3.11	12.042514	2.25	‡	0.30
12/31/2015		1,180,389	113,074	3.88	9.592890	(4.30)		3.11	10.738975	(2.12)		0.85
12/31/2014		1,190,883	111,124	2.34	10.024199	(2.86)		3.11	10.971037	(0.63)		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2018		5,307	498	6.26	10.404035	(1.27)		0.45	10.417213	(1.17)		0.35
12/31/2017	+	105	10	0.00	10.537650	0.84	‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2018		1,330,366	64,412	5.72	12.966775	(8.68)		3.61	27.512574	(5.30)		0.00
12/31/2017		1,640,330	74,596	5.76	14.199066	3.69		3.61	29.053204	6.23	‡	0.00
12/31/2016		1,627,384	78,947	0.18	13.694017	12.89		3.61	25.547388	3.38	‡	0.30
12/31/2015		1,359,848	76,517	5.73	12.130227	(10.19)		3.61	19.845798	(7.67)		0.85
12/31/2014		1,605,817	83,318	5.53	13.506244	(3.42)		3.61	21.495467	(0.72)		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2018		2,596	92	8.14	28.564040	(5.43)		0.45	28.600242	(5.34)		0.35
12/31/2017	+	150	5	0.00	30.204988	1.29	‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Long Short Credit Fund - Class A
12/31/2018		15,614	1,531	3.01	9.676224	(3.93)	‡	2.00	10.836567	(2.62)		0.00
12/31/2017		13,902	1,310	3.87	10.497220	2.50		1.25	11.128131	3.09	‡	0.00
12/31/2016		15,725	1,524	10.39	10.241393	9.74		1.25	10.392978	10.18		0.85
12/31/2015		14,027	1,497	3.94	9.331998	(4.94)		1.25	9.432416	(4.55)		0.85
12/31/2014		12,693	1,290	2.20	9.816534	(2.66)		1.25	9.882562	(2.27)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PIMCO Real Return Fund - Class I - September 25, 2017; JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class I
12/31/2018		77	9	7.27	8.664713	(2.75)		0.45	8.673869	(2.67)		0.35
12/31/2017	+	3	0	0.00	8.909874	1.13	‡	0.45	8.911882	1.16	‡	0.35
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2018		444,439	26,629	0.88	13.044487	(22.95)		3.61	19.232077	(20.10)		0.00
12/31/2017		611,521	28,967	0.59	16.929312	8.39		3.61	24.069870	11.60	‡	0.00
12/31/2016		666,248	35,150	0.63	15.618365	22.91		3.61	20.866766	14.89	‡	0.30
12/31/2015		290,871	19,267	0.72	12.707547	(11.32)		3.61	15.739741	(8.84)		0.85
12/31/2014		303,240	18,261	0.51	14.330078	6.53		3.61	17.266208	9.51		0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2018		1,106	57	1.80	19.559347	(20.20)		0.45	19.584144	(20.12)		0.35
12/31/2017	+	46	2	0.00	24.511093	7.03	‡	0.45	24.517488	7.05	‡	0.35
JNL/PPM America Small Cap Value Fund - Class A
12/31/2018		514,978	29,354	0.58	13.395066	(17.30)	‡	3.90	19.733255	(20.41)		0.30
12/31/2017		817,668	36,797	0.34	17.955553	13.02		3.61	24.794557	16.82		0.30
12/31/2016		727,297	37,962	0.06	15.886680	25.94		3.61	21.225337	16.21	‡	0.30
12/31/2015		354,269	23,863	0.60	12.614826	(6.91)		3.61	15.444411	(4.45)		1.00
12/31/2014		199,124	12,753	0.27	13.551685	2.10		3.61	16.163947	4.80		1.00
JNL/PPM America Small Cap Value Fund - Class I
12/31/2018		1,395	66	1.28	21.119706	(20.30)		0.45	21.146395	(20.22)		0.35
12/31/2017	+	134	5	0.00	26.499344	6.07	‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2018		304,001	18,470	2.29	14.522181	(3.73)		2.55	18.743836	(1.23)		0.00
12/31/2017		297,882	17,667	2.27	15.085052	1.66		2.55	18.977948	4.10	‡	0.00
12/31/2016	+	233,731	14,313	4.76	14.839165	3.03	‡	2.55	17.769031	(1.64)	‡	0.30
JNL/PPM America Total Return Fund - Class I
12/31/2018		2,353	170	4.25	11.777187	(1.41)		0.45	11.792114	(1.31)		0.35
12/31/2017	+	119	10	0.00	11.945995	0.47	‡	0.45	11.949108	0.50	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class I - September 25, 2017; JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Value Equity Fund - Class A
12/31/2018		165,628	5,499	1.58	18.373416	(17.18)		3.61	40.190527	(14.38)		0.30
12/31/2017		216,681	6,122	1.30	22.184431	10.91		3.61	46.938194	14.63		0.30
12/31/2016		206,321	6,645	1.92	20.002824	17.32		3.61	40.948112	11.76	‡	0.30
12/31/2015		153,098	5,949	0.00	17.050075	(11.94)		3.61	29.221963	(9.61)		1.00
12/31/2014		202,023	7,084	5.03	19.361326	8.51		3.61	32.328263	11.38	‡	1.00
JNL/PPM America Value Equity Fund - Class I
12/31/2018		291	6	3.05	45.041314	(14.24)		0.45	45.098394	(14.15)		0.35
12/31/2017	+	—	—	0.00	52.517661	7.88	‡	0.45	52.531330	7.91	‡	0.35
JNL/S&P 4 Fund - Class A
12/31/2018		5,447,351	251,816	0.00	16.824895	(9.61)		3.61	25.098025	(6.27)		0.00
12/31/2017		6,613,163	283,160	0.00	18.614233	11.30		3.61	26.777350	14.21	‡	0.00
12/31/2016		6,640,845	324,245	0.00	16.724988	6.39		3.61	22.687760	2.97	‡	0.25
12/31/2015		5,961,071	317,278	5.26	15.720931	(8.41)		3.61	19.646862	(5.85)		0.85
12/31/2014		4,667,941	233,025	2.34	17.164728	10.34		3.61	20.867215	13.43		0.85
JNL/S&P 4 Fund - Class I
12/31/2018		5,633	288	0.00	19.090936	(6.40)		0.45	19.115128	(6.30)		0.35
12/31/2017	+	826	40	0.00	20.396082	9.01	‡	0.45	20.401406	9.04	‡	0.35
JNL/S&P Competitive Advantage Fund - Class A
12/31/2018		851,582	34,523	0.85	19.267464	(6.16)		3.61	28.743076	(2.69)		0.00
12/31/2017		1,019,414	39,757	1.31	20.532986	15.43		3.61	29.539066	17.46	‡	0.00
12/31/2016		1,026,739	47,314	0.99	17.787709	1.96		3.61	24.022892	5.47	‡	0.30
12/31/2015		1,017,895	49,066	0.79	17.446068	(2.40)		3.61	21.803786	0.33		0.85
12/31/2014		768,629	37,055	0.30	17.874961	6.15		3.61	21.731616	13.35	‡	0.85
JNL/S&P Competitive Advantage Fund - Class I
12/31/2018		2,934	101	2.06	29.186057	(2.80)		0.45	29.223032	(2.70)		0.35
12/31/2017	+	9	0	0.00	30.027293	13.23	‡	0.45	30.035128	13.26	‡	0.35
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2018		2,779,742	129,121	2.91	16.538242	(8.81)	‡	3.75	25.054786	(5.31)		0.00
12/31/2017		3,380,008	146,995	2.64	18.577935	8.12		3.51	26.459019	11.68	‡	0.00
12/31/2016		3,658,769	176,161	2.58	17.183103	13.68		3.51	22.997104	2.76	‡	0.30
12/31/2015		2,109,657	118,250	2.38	15.114905	(2.79)		3.51	18.738681	(0.17)		0.85
12/31/2014		2,242,010	125,003	1.36	15.548089	9.77		3.51	18.769716	7.26	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - September 25, 2017; JNL/S&P 4 Fund - Class I - September 25, 2017; JNL/S&P Competitive Advantage Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2018		5,208	206	5.57	25.526025	(5.47)		0.45	25.558337	(5.37)		0.35
12/31/2017	+	202	7	0.00	27.002540	5.89	‡	0.45	27.009556	5.92	‡	0.35
JNL/S&P International 5 Fund - Class A
12/31/2018		40,774	3,786	5.37	10.370634	(9.72)	‡	1.95	11.274424	(15.48)		0.00
12/31/2017		43,563	3,376	10.75	12.803061	31.44		1.25	13.340088	28.52	‡	0.00
12/31/2016		23,926	2,444	4.20	9.740329	6.93		1.25	9.829923	7.36		0.85
12/31/2015		20,176	2,209	1.07	9.108667	(3.36)		1.25	9.155837	(2.97)		0.85
12/31/2014	+	2,469	262	0.00	9.425466	(5.92)	‡	1.25	9.436455	(1.26)	‡	0.85
JNL/S&P International 5 Fund - Class I
12/31/2018		723	74	11.74	9.733516	(15.48)		0.45	9.745746	(15.40)		0.35
12/31/2017	+	—	—	0.00	11.516503	5.46	‡	0.45	11.519506	5.49	‡	0.35
JNL/S&P Intrinsic Value Fund - Class A
12/31/2018		670,705	31,261	1.52	16.747460	(9.17)		3.61	24.984642	(5.82)		0.00
12/31/2017		774,041	33,575	2.54	18.438913	14.71		3.61	26.527492	16.16	‡	0.00
12/31/2016		788,429	40,173	2.54	16.073978	1.55		3.61	21.709498	1.01	‡	0.30
12/31/2015		889,029	47,146	1.01	15.828810	(16.90)		3.61	19.783444	(14.57)		0.85
12/31/2014		1,041,965	47,113	0.88	19.046941	13.85		3.61	23.157505	16.41	‡	0.85
JNL/S&P Intrinsic Value Fund - Class I
12/31/2018		3,513	138	3.49	25.542801	(5.96)		0.45	25.575175	(5.86)		0.35
12/31/2017	+	—	—	0.00	27.160297	9.65	‡	0.45	27.167370	9.68	‡	0.35
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2018		1,853,862	77,564	0.00	14.702517	(10.16)		3.75	30.379663	(6.94)		0.25
12/31/2017		2,070,473	79,921	0.00	16.365397	18.73		3.75	32.646273	1.53	‡	0.25
12/31/2016		1,687,676	79,458	0.00	13.783991	2.11		3.75	26.309910	1.21	‡	0.30
12/31/2015		1,664,641	82,113	0.00	13.499307	(3.91)		3.75	21.988401	(1.23)		1.00
12/31/2014		1,593,831	77,401	0.47	14.048148	2.65		3.75	22.261653	5.52		1.00
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2018		4,971	237	0.00	20.681899	(6.86)		0.45	20.708058	(6.76)		0.35
12/31/2017	+	54	2	0.00	22.204014	6.29	‡	0.45	22.209763	6.32	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/S&P International 5 Fund - Class A - September 15, 2014; JNL/S&P International 5 Fund - Class I - September 25, 2017; JNL/S&P Intrinsic Value Fund - Class I - September 25, 2017; JNL/S&P Managed Aggressive Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Conservative Fund - Class A
12/31/2018		1,114,769	79,899	0.00	10.096043	(5.87)		3.70	16.490040	(1.30)	‡	0.25
12/31/2017		1,354,151	93,796	0.00	10.725978	2.98		3.70	16.812445	6.53		0.30
12/31/2016		1,446,989	105,843	0.00	10.415449	1.22		3.70	15.782199	0.32	‡	0.30
12/31/2015		1,389,796	105,546	0.00	10.290203	(5.13)		3.70	13.931217	(2.54)		1.00
12/31/2014		1,508,870	111,332	0.29	10.847182	(0.62)		3.70	14.294772	2.09		1.00
JNL/S&P Managed Conservative Fund - Class I
12/31/2018		564	43	0.00	13.055386	(2.68)		0.45	13.071972	(2.58)		0.35
12/31/2017	+	—	—	0.00	13.414282	1.16	‡	0.45	13.417774	1.19	‡	0.35
JNL/S&P Managed Growth Fund - Class A
12/31/2018		4,556,169	192,724	0.00	14.394084	(9.46)		3.80	30.052397	(6.17)		0.25
12/31/2017		5,274,869	207,662	0.00	15.898892	16.55		3.80	32.030139	6.77	‡	0.25
12/31/2016		4,668,928	220,001	0.00	13.641164	1.98		3.80	26.281885	1.15	‡	0.30
12/31/2015		4,587,195	226,173	0.00	13.376898	(3.92)		3.80	21.979530	(1.20)		1.00
12/31/2014		4,602,747	223,764	0.53	13.923369	1.69		3.80	22.245717	4.58		1.00
JNL/S&P Managed Growth Fund - Class I
12/31/2018		4,424	250	0.00	17.709187	(6.04)		0.45	17.731283	(5.95)		0.35
12/31/2017	+	245	13	0.00	18.848273	5.77	‡	0.45	18.852821	5.80	‡	0.35
JNL/S&P Managed Moderate Fund - Class A
12/31/2018		2,604,499	161,636	0.00	11.633900	(6.96)		3.70	18.868818	(3.73)		0.30
12/31/2017		3,023,012	179,028	0.00	12.503764	7.15		3.70	19.599012	10.84		0.30
12/31/2016		2,985,773	194,214	0.00	11.669931	1.73		3.70	17.683018	1.08	‡	0.30
12/31/2015		2,971,042	201,531	0.00	11.471200	(4.71)		3.70	15.530152	(2.11)		1.00
12/31/2014		3,148,395	208,440	0.20	12.038796	0.21		3.70	15.865164	2.94		1.00
JNL/S&P Managed Moderate Fund - Class I
12/31/2018		2,457	165	0.00	14.865097	(3.61)		0.45	14.883909	(3.51)		0.35
12/31/2017	+	112	7	0.00	15.421922	2.61	‡	0.45	15.425942	2.63	‡	0.35
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2018		5,059,942	236,891	0.00	12.452209	(8.66)		4.01	27.154202	(2.87)	‡	0.25
12/31/2017		5,895,637	259,603	0.00	13.633007	11.46		4.01	28.349262	15.66		0.30
12/31/2016		5,588,111	282,437	0.00	12.231575	1.45		4.01	24.511393	1.12	‡	0.30
12/31/2015		5,606,997	295,689	0.00	12.057079	(4.66)		4.01	20.562380	(1.75)		1.00
12/31/2014		5,884,253	304,433	0.23	12.646828	0.40		4.01	20.928576	3.47		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Conservative Fund - Class I - September 25, 2017; JNL/S&P Managed Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2018		7,487	343	0.00	16.654879	(5.04)		0.45	16.675961	(4.95)		0.35
12/31/2017	+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18	‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2018		194,975	18,147	1.55	9.917861	(17.76)		3.01	11.417027	(15.23)		0.00
12/31/2017		290,523	22,643	1.83	12.059562	8.69		3.01	13.468599	10.49	‡	0.00
12/31/2016		276,617	23,845	1.56	11.095236	14.41		3.01	11.929264	10.65	‡	0.30
12/31/2015		218,007	21,868	0.16	9.697588	(12.11)	‡	3.01	10.055206	(11.37)		0.85
12/31/2014	+	80,071	7,084	0.00	11.210961	10.80	‡	2.65	11.344545	10.07	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2018		357	31	4.37	11.476966	(15.35)		0.45	11.491792	(15.26)		0.35
12/31/2017	+	7	1	0.00	13.557459	11.71	‡	0.45	13.561213	11.74	‡	0.35
JNL/S&P Total Yield Fund - Class A
12/31/2018		371,365	20,395	1.21	14.191453	(14.32)		3.61	21.171042	(11.15)		0.00
12/31/2017		491,375	23,711	2.02	16.562745	7.10		3.61	23.827744	11.36	‡	0.00
12/31/2016		562,315	29,782	1.88	15.465357	8.64		3.61	20.886739	5.35	‡	0.30
12/31/2015		477,082	28,136	1.28	14.235652	(11.00)		3.61	17.791682	(8.51)		0.85
12/31/2014		582,104	31,339	1.00	15.994421	11.78		3.61	19.445573	12.91	‡	0.85
JNL/S&P Total Yield Fund - Class I
12/31/2018		453	21	3.07	21.524044	(11.34)		0.45	21.551322	(11.25)		0.35
12/31/2017	+	20	1	0.00	24.275959	7.35	‡	0.45	24.282269	7.38	‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2018		40,687	4,202	0.00	9.576623	(1.43)		1.25	10.153158	(0.19)		0.00
12/31/2017		46,171	4,713	0.81	9.715831	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		46,195	4,749	0.83	9.674734	3.24		1.25	9.778752	3.65		0.85
12/31/2015		31,988	3,402	0.00	9.371523	(1.76)		1.25	9.434563	(1.36)		0.85
12/31/2014	+	15,935	1,668	0.00	9.538972	(4.61)	‡	1.25	9.564819	(3.82)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2018		2,996,911	209,096	0.64	13.363852	(2.14)		2.55	15.292871	0.40		0.00
12/31/2017		2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016		793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
12/31/2015		379,008	31,534	0.03	11.964386	3.21		1.25	12.074524	3.62		0.85
12/31/2014		84,808	7,297	1.18	11.592747	10.34		1.25	11.652755	10.78		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - September 25, 2017; JNL/S&P Total Yield Fund - Class I - September 25, 2017; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2018		20,423	1,412	1.24	14.334665	0.22		0.45	14.352814	0.32		0.35
12/31/2017	+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2018		5,444,728	76,571	0.07	19.682388	(13.36)	‡	6.80	98.281895	(1.42)		0.00
12/31/2017		5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016		3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
12/31/2015		3,513,721	64,603	0.00	32.821580	6.45		3.91	61.722961	9.76		0.85
12/31/2014		2,315,476	46,745	0.00	30.831434	4.54		3.91	56.232932	7.79		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2018		21,133	212	0.42	102.525956	(1.58)		0.45	102.655821	(1.48)		0.35
12/31/2017	+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
12/31/2018		453,455	43,058	0.00	10.431994	(8.14)		1.25	11.060014	(6.98)		0.00
12/31/2017		183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
12/31/2015		206,681	21,078	0.00	9.773005	(5.77)		1.25	9.838774	(5.40)		0.85
12/31/2014	+	44,029	4,240	0.00	10.371888	3.41	‡	1.25	10.400011	1.74	‡	0.85
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2018		4,405,857	42,575	0.00	57.190331	(6.22)		3.91	135.858667	(2.70)		0.25
12/31/2017		4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016		3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
12/31/2015		3,180,255	38,666	0.00	49.933015	2.38		3.91	91.045726	5.41		1.00
12/31/2014		2,578,873	33,064	0.15	48.770099	8.50		3.91	86.374715	11.71		1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2018		14,918	101	0.00	150.463056	(2.59)		0.45	150.653097	(2.49)		0.35
12/31/2017	+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2018		1,024,454	99,176	1.41	7.740333	(2.50)		3.61	12.231017	1.10		0.00
12/31/2017		936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
12/31/2016		986,934	95,653	1.24	8.136878	(2.16)		3.61	11.584897	(0.48)	‡	0.30
12/31/2015		901,709	87,680	0.98	8.316207	(3.24)		3.61	10.861324	(0.53)		0.85
12/31/2014		818,121	78,980	1.19	8.594441	(3.14)		3.61	10.919125	(0.42)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A - April 28, 2014; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2018		3,549	285	2.76	12.504632	1.05		0.45	12.520498	1.15		0.35
12/31/2017	+	192	16	0.00	12.374772	(0.22)	‡	0.45	12.378009	(0.19)	‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2018		1,629,905	57,614	1.17	17.511303	(13.06)		3.91	36.341015	(9.58)		0.00
12/31/2017		1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
12/31/2016		1,508,137	56,106	1.89	17.643887	6.60		3.91	32.210383	4.41	‡	0.30
12/31/2015		1,327,464	54,206	0.81	16.550775	(5.61)		3.91	26.735319	(2.67)		0.85
12/31/2014		1,326,726	52,688	0.81	17.534083	8.90		3.91	27.470071	12.29		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2018		6,377	172	2.43	37.534923	(9.71)		0.45	37.582500	(9.62)		0.35
12/31/2017	+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/The Boston Company Equity Income Fund - Class A
12/31/2018		159,218	8,553	1.15	17.133367	(15.47)	‡	2.30	20.082089	(9.61)		0.00
12/31/2017		147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91	‡	0.00
12/31/2016		117,216	6,420	0.99	18.072841	17.08		1.25	18.425521	17.55		0.85
12/31/2015		110,141	7,081	0.79	15.435687	(2.94)		1.25	15.674249	(2.55)		0.85
12/31/2014		46,575	2,913	0.08	15.903884	9.69		1.25	16.085206	10.13		0.85
JNL/The Boston Company Equity Income Fund - Class I
12/31/2018		1,045	67	2.07	15.499632	(9.68)		0.45	15.519255	(9.58)		0.35
12/31/2017	+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36	‡	0.35
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2018		22,313	1,677	0.07	12.839749	(13.38)	‡	1.70	14.048630	(8.35)		0.00
12/31/2017		23,512	1,601	0.69	14.529442	15.92		1.25	15.328786	16.83	‡	0.00
12/31/2016		19,627	1,554	0.63	12.533610	15.21		1.25	12.699492	15.67		0.85
12/31/2015		11,347	1,037	0.22	10.879043	(2.64)		1.25	10.979142	(2.25)		0.85
12/31/2014		6,295	562	0.03	11.174002	2.23		1.25	11.231800	0.35	‡	0.85
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2018		375	27	1.57	13.762851	(8.51)		0.45	13.780330	(8.41)		0.35
12/31/2017	+	—	—	0.00	15.042372	8.69	‡	0.45	15.046288	8.72	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017; JNL/The Boston Company Equity Income Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/VanEck International Gold Fund - Class A
12/31/2018		46,223	10,369	5.27	4.391315	(16.52)		1.25	4.751431	(15.47)		0.00
12/31/2017		56,369	10,586	4.33	5.260496	12.00		1.25	5.620806	0.37	‡	0.00
12/31/2016		53,404	11,261	0.60	4.696941	51.16		1.25	4.778472	51.76		0.85
12/31/2015		24,596	7,862	3.37	3.107321	(27.51)		1.25	3.148681	(27.22)		0.85
12/31/2014		26,145	6,071	0.31	4.286313	(7.30)		1.25	4.326027	(6.92)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2018		250,967	23,938	0.00	10.259593	(10.64)	‡	3.05	10.609999	(1.76)		0.00
12/31/2017	+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2018		5,079	479	0.00	10.599456	(1.92)		0.45	10.612884	(1.82)		0.35
12/31/2017	+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35
JNL/Vanguard Equity Income Fund - Class A
12/31/2018		139,346	14,207	0.00	9.647883	(6.30)	‡	2.60	9.980000	(6.47)		0.00
12/31/2017	+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2018		3,047	306	0.00	9.973021	(6.60)		0.45	9.985657	(6.50)		0.35
12/31/2017	+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2018		63,363	6,364	0.00	9.798329	0.07	‡	2.55	10.140000	0.90		0.00
12/31/2017	+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2018		1,210	120	0.00	10.122103	0.74		0.45	10.135004	0.84		0.35
12/31/2017	+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2018		229,380	24,141	0.00	9.353158	(10.24)	‡	2.55	9.660000	(7.91)		0.00
12/31/2017	+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2018		9,326	965	0.00	9.664785	(7.93)		0.45	9.677037	(7.84)		0.35
12/31/2017	+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2018		412,463	46,069	0.00	8.768068	(19.41)	‡	3.00	8.980002	(13.15)		0.00
12/31/2017	+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2018		5,753	641	0.00	8.958818	(13.26)		0.45	8.970170	(13.17)		0.35
12/31/2017	+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2018		203,704	23,223	0.00	8.649877	(17.17)		2.55	8.880000	(15.02)		0.00
12/31/2017	+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2018		4,433	500	0.00	8.859396	(15.12)		0.45	8.870614	(15.04)		0.35
12/31/2017	+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2018		130,765	13,613	0.00	9.468530	(6.86)		2.40	9.760001	(4.59)		0.00
12/31/2017	+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2018		6,140	629	0.00	9.764226	(4.53)		0.45	9.776595	(4.44)		0.35
12/31/2017	+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2018		199,470	20,887	0.00	9.386557	(11.06)	‡	2.60	9.700000	(6.46)		0.00
12/31/2017	+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2018		8,473	874	0.00	9.694624	(6.49)		0.45	9.706888	(6.40)		0.35
12/31/2017	+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2018		250,011	25,619	0.00	9.553936	(19.20)	‡	3.05	9.900018	(7.82)		0.00
12/31/2017	+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2018		3,201	324	0.00	9.883506	(7.95)		0.45	9.896053	(7.86)		0.35
12/31/2017	+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2018		236,799	23,815	0.00	9.727307	(9.87)	‡	3.05	10.089986	(5.79)		0.00
12/31/2017	+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2018		4,959	492	0.00	10.082382	(5.84)		0.45	10.095182	(5.74)		0.35
12/31/2017	+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Moderate ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WCM Focused International Equity Fund - Class A
12/31/2018		58,982	4,686	0.00	11.545625	(12.73)	‡	2.80	13.390049	(7.85)		0.00
12/31/2017		31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016		12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
12/31/2015		8,233	764	0.03	10.713083	4.47		1.25	10.811664	4.89		0.85
12/31/2014		3,201	311	0.00	10.254829	(2.17)		1.25	10.307880	(4.03)	‡	0.85
JNL/WCM Focused International Equity Fund - Class I
12/31/2018		1,614	122	1.03	13.289935	(7.98)		0.45	13.306674	(7.89)		0.35
12/31/2017	+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2018		25,623	2,482	0.00	9.881465	0.24	‡	2.40	10.792489	4.94		0.00
12/31/2017		4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016		3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85
12/31/2015	+	2,963	314	0.00	9.409740	(5.57)	‡	1.25	9.435350	(6.33)	‡	0.85
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2018		285	27	1.69	10.482093	4.73		0.45	10.495425	4.84		0.35
12/31/2017	+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35
JNL/WMC Balanced Fund - Class A
12/31/2018		6,996,799	151,047	1.63	12.695667	(8.18)	‡	6.80	63.394483	(3.41)		0.00
12/31/2017		7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
12/31/2016		6,047,243	139,519	1.39	25.642874	6.70		3.80	55.272843	3.59	‡	0.25
12/31/2015		4,591,555	116,457	1.26	24.033526	(4.62)		3.80	44.177099	(1.76)		0.85
12/31/2014		4,024,876	100,337	1.30	25.197477	5.77		3.80	44.970145	8.93		0.85
JNL/WMC Balanced Fund - Class I
12/31/2018		14,633	223	3.07	66.100686	(3.59)		0.45	66.184488	(3.49)		0.35
12/31/2017	+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2018		1,354,360	113,987	1.13	6.724611	(2.61)		3.75	16.317035	1.13		0.00
12/31/2017		1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13	‡	0.00
12/31/2016		1,512,918	127,521	0.00	7.158319	(3.67)		3.75	15.102402	(0.08)	‡	0.30
12/31/2015		1,489,594	124,378	0.00	7.430963	(3.68)		3.75	13.519303	(0.85)		0.85
12/31/2014		1,216,576	101,006	0.00	7.714836	(3.68)		3.75	13.634536	(0.84)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017; JNL/WMC Balanced Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Government Money Market Fund - Class I
12/31/2018		12,197	742	1.79	16.811350	1.18		0.45	16.832667	1.28		0.35
12/31/2017	+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15	‡	0.35
JNL/WMC Value Fund - Class A
12/31/2018		641,872	18,987	1.73	23.270230	(13.57)		3.70	40.443449	(10.57)		0.30
12/31/2017		784,224	20,572	1.67	26.924939	11.03		3.70	45.222498	14.86		0.30
12/31/2016		703,505	21,013	1.09	24.250216	9.32		3.70	39.372143	6.06	‡	0.30
12/31/2015		619,044	20,728	1.45	22.183699	(6.64)		3.70	31.729038	(4.09)		1.00
12/31/2014		668,419	21,405	1.47	23.761523	7.29		3.70	33.080372	10.22		1.00
JNL/WMC Value Fund - Class I
12/31/2018		1,082	25	3.30	43.672133	(10.46)		0.45	43.727444	(10.37)		0.35
12/31/2017	+	102	2	0.00	48.772245	6.45	‡	0.45	48.784962	6.47	‡	0.35
JNL Interest Rate Opportunities Fund - Class A
12/31/2018	#	—	—	0.00	9.715668	(1.03)		1.25	10.378835	(0.27)		0.00
12/31/2017		37,212	3,754	0.00	9.817068	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		37,744	3,927	0.00	9.543395	3.27		1.25	9.684560	3.68		0.85
12/31/2015		45,565	4,906	0.97	9.241220	(5.10)		1.25	9.340594	(4.72)		0.85
12/31/2014		47,997	4,914	1.65	9.737764	(0.20)		1.25	9.803181	0.20		0.85
JNL Real Assets Fund - Class A
12/31/2018	#	—	—	0.00	9.569156	(1.65)		1.25	10.222228	(0.89)		0.00
12/31/2017		11,661	1,186	0.00	9.729945	4.95		1.25	10.314536	4.35	‡	0.00
12/31/2016		13,156	1,408	0.00	9.271295	11.26		1.25	9.408349	11.70		0.85
12/31/2015		9,036	1,078	0.63	8.333269	(12.60)		1.25	8.422776	(12.25)		0.85
12/31/2014		10,920	1,142	1.12	9.534736	(2.88)		1.25	9.598681	(2.04)	‡	0.85
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2018	#	—	—	0.41	20.122019	3.56		3.70	40.291747	5.74		0.30
12/31/2017		363,733	11,975	1.21	19.429901	5.77		3.70	38.103609	9.41		0.30
12/31/2016		340,612	12,195	0.44	18.370313	11.19		3.70	34.826250	8.53	‡	0.30
12/31/2015		276,598	11,290	0.33	16.520823	(12.38)		3.70	26.719638	(9.98)		1.00
12/31/2014		311,143	11,428	0.22	18.854467	5.29		3.70	29.683007	8.16		1.00
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2018	#	—	—	1.60	44.183472	5.88		0.45	44.222293	5.95		0.35
12/31/2017	+	32	1	0.00	41.729218	7.55	‡	0.45	41.740268	7.58	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Government Money Market Fund - Class I - September 25, 2017; JNL/WMC Value Fund - Class I - September 25, 2017; JNL/Invesco Mid Cap Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Conservative Fund - Class A
12/31/2018	#	—	—	0.00	11.351051	0.63		1.25	11.975603	1.40		0.00
12/31/2017		360,614	31,743	0.00	11.280289	9.42		1.25	11.810002	9.76	‡	0.00
12/31/2016		379,283	36,605	0.00	10.309581	2.71		1.25	10.420446	3.12		0.85
12/31/2015		445,451	44,243	0.00	10.037407	(3.50)		1.25	10.104944	(3.11)		0.85
12/31/2014	+	24,944	2,395	0.00	10.401640	3.43	‡	1.25	10.429832	2.34	‡	0.85
JNL/MMRS Growth Fund - Class A
12/31/2018	#	—	—	0.00	11.985498	2.27		1.25	12.645228	3.06		0.00
12/31/2017		47,973	4,061	0.00	11.719404	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		45,130	4,588	0.00	9.777466	1.37		1.25	9.882807	1.77		0.85
12/31/2015		51,577	5,328	0.00	9.645517	(6.82)		1.25	9.710614	(6.45)		0.85
12/31/2014	+	17,561	1,694	0.00	10.351860	2.96	‡	1.25	10.380118	(0.65)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

‡
 Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services - Investment Companies.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred ten (310) Investment Divisions during 2018, but currently contains three-hundred four (304) Investment Divisions as of December 31, 2018. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2018:

Jackson Variable Series Trust
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL iShares Tactical Growth Fund Class A and Class I
JNL iShares Tactical Moderate Fund Class A and Class I
JNL iShares Tactical Moderate Growth Fund Class A and Class I
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A
JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Investment Grade Corporate Bond Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager International Small Cap Fund Class A
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Fund Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Capital Income Builder Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A and Class I
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I

JNL/MC Emerging Markets Index Fund Class A and Class I
JNL/MC European 30 Fund Class A and Class I
JNL/MC Index 5 Fund Class A and Class I(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A and Class I
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/Morningstar Wide Moat Index Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I
JNL/PPM America Mid Cap Value Fund Class A and Class I

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/First State Global Infrastructure Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund Class A and Class I
JNL/Invesco China-India Fund Class A and Class I
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A and Class I
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan Hedged Equity Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/Loomis Sayles Global Growth Fund Class A
JNL/MC 10 x 10 Fund Class A and Class I(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I

JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Managed Volatility Balanced Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate ETF Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2018, the following Funds changed names effective August 13, 2018:

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund	Naming Convention Update

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund	Naming Convention Update
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund	Naming Convention Update
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/First State Global Infrastructure Fund	Sub-Adviser Replacement
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund	Naming Convention Update
JNL/MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	Investment Strategy
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund	Naming Convention Update
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	Naming Convention Update

During the year ended December 31, 2018, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2018.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	August 13, 2018
JNL Real Assets Fund	JNL/PIMCO Real Return Fund	August 13, 2018
JNL/Invesco Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	August 13, 2018
JNL/MMRS Conservative Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018
JNL/MMRS Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.
JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2018, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable Underlying Fund. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.
NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2018

anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.
NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $1,362,530 and $2,031,493 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments from contract transactions.
Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders and terminations, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.
NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Columbus, Ohio
March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Conservative Allocation Fund - Class A
JNL Growth Allocation Fund - Class A
JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 50 Fund - Class A
JNL Moderate Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class A
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL iShares Tactical Growth Fund - Class A (1)
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A

JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/First State Global Infrastructure Fund - Class A (1)
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A (1)
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A

2

JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A
JNL/MC DowSM Index Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC MSCI World Index Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A (1)
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A (1)

JNL/PIMCO Real Return Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Value Fund - Class A

3

JNL Multi-Manager Mid Cap Fund - Class A
JNL/Crescent High Income Fund - Class A

JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from April 30, 2018 (inception) to December 31, 2018.

JNL/BlackRock Global Natural Resources Fund - Class I
JNL/Invesco China-India Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I

JNL/MC 10 x 10 Fund - Class I
JNL/MC European 30 Fund - Class I
JNL/MC Index 5 Fund - Class I
JNL/MC Pacific Rim 30 Fund - Class I

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from August 13, 2018 (inception) to December 31, 2018

JNL/American Funds Capital Income Builder Class A
JNL Multi-Manager International Small Cap Class A
JNL/American Funds Capital Income Builder Class I
JNL/Heitman U.S. Focused Real Estate Class A
JNL/Heitman U.S. Focused Real Estate Class I
JNL/JPMorgan Hedged Equity Fund Class A

JNL/JPMorgan Hedged Equity Fund Class I
JNL/Loomis Sayles Global Growth Class A
JNL/Morningstar Wide Moat Index Class A
JNL/Morningstar Wide Moat Index Class I

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class I
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I

JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL iShares Tactical Growth Fund - Class I (1)
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I (1)

4

JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/First State Global Infrastructure Fund - Class I (1)
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I

JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class I (1)
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC DowSM Index Fund - Class I

5

JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Materials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I
JNL/MC Nasdaq 100 Index Fund - Class I
JNL/MC Real Estate Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I
JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (1)
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I

JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A (1)

6

JNL/Vanguard Growth ETF Allocation Fund - Class I (1)
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A (1)
JNL/Vanguard Moderate ETF Allocation Fund - Class I (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I (1)

JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class I

Statements of operations for the period from January 1, 2018 to August 13, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 13, 2018 (closure) and the year ended December 31, 2017

JNL/Invesco Mid Cap Value Fund - Class A
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A

JNL Real Assets Fund - Class A
JNL Interest Rate Opportunities Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

7

APPENDIX B

Report of Independent Registered Public Accounting Firm

The stockholders and board of directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2018 and 2017, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 7, 2019
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2018	2017
Investments:
Available for sale debt securities, at fair value (amortized cost: 2018, $52,388,400; 2017, $45,867,015, including $170,362 and $115,997 at fair value under the fair value option at December 31, 2018 and 2017, respectively)	$51,865,357	$47,457,154
Equity securities, at fair value	1,748,395	1,153,464
Commercial mortgage loans, net of allowance	9,405,897	8,435,440
Policy loans (includes $3,543,680 and $3,397,764 at fair value under the fair value option
at December 31, 2018 and 2017, respectively)	4,687,437	4,591,132
Derivative instruments	730,637	2,178,969
Other invested assets	389,183	354,187
Total investments	68,826,906	64,170,346
Cash and cash equivalents	3,741,713	1,617,934
Accrued investment income	622,483	595,370
Deferred acquisition costs	10,457,686	10,540,588
Reinsurance recoverable	8,497,846	8,702,090
Deferred income taxes, net	732,096	484,224
Receivables from affiliates	283,793	312,049
Other assets	1,240,521	1,467,163
Separate account assets	163,301,375	176,578,848
Total assets	$257,704,419	$264,468,612

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$19,757,981	$12,714,534
Other contract holder funds	60,449,255	60,742,599
Funds held under reinsurance treaties, at fair value under the fair value option	3,745,074	3,604,525
Debt	615,733	647,718
Securities lending payable	43,470	69,785
Derivative instruments	324,389	6,448
Other liabilities	2,238,556	3,165,252
Separate account liabilities	163,301,375	176,578,848
Total liabilities	250,475,833	257,529,709

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,968,323	3,816,079
Shares held in trust	(11,382)	(18,851)
Equity compensation reserve	3,599	10,249
Accumulated other comprehensive income, net of tax (benefit) expense
of $(235,484) in 2018 and $140,872 in 2017	(182,759)	1,092,974
Retained earnings	3,437,005	2,024,652
Total stockholder's equity	7,228,586	6,938,903
Total liabilities and equity	$257,704,419	$264,468,612

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Revenues
Fee income	$6,182,969	$5,734,935	$5,151,117
Premium	5,122,823	169,079	229,611
Net investment income	2,601,307	2,654,542	2,914,947
Net realized losses on investments:
Total other-than-temporary impairments	(11,358)	(3,070)	(68,511)
Portion of other-than-temporary impairments included in
other comprehensive income	(512)	18	9,562
Net other-than-temporary impairments	(11,870)	(3,052)	(58,949)
Other net investment losses	(613,129)	(3,424,277)	(3,600,152)
Total net realized losses on investments	(624,999)	(3,427,329)	(3,659,101)
Other income	60,626	68,395	70,786
Total revenues	13,342,726	5,199,622	4,707,360
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	6,985,512	1,128,340	1,000,280
Interest credited on other contract holder funds, net of deferrals	1,547,599	1,547,561	1,558,400
Interest expense	86,172	54,342	41,589
Operating costs and other expenses, net of deferrals	1,340,186	1,817,455	1,601,004
Amortization of deferred acquisition and sales inducement costs	1,136,624	(58,231)	(159,852)
Total benefits and expenses	11,096,093	4,489,467	4,041,421
Pretax income	2,246,633	710,155	665,939
Income tax expense (benefit)	242,306	307,375	(106,500)
Net income	$2,004,327	$402,780	$772,439

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2018	2017	2016

Net income	$2,004,327	$402,780	$772,439

Other comprehensive income, net of tax:
Net unrealized (losses) gains on available for sale debt securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2018 $(352,559); 2017 $168,816; 2016 $40,243)	(1,326,295)	406,815	74,735

Net unrealized losses on other-than-temporarily impaired available for sale debt securities (net of tax benefit of: 2018 $97; 2017 $4; 2016 $3,080)	(366)	(8)	(5,719)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2018 $(23,700); 2017 $47,948; 2016 $(10,959))	(89,156)	89,045	(20,352)

Total other comprehensive income	(1,415,817)	495,852	48,664
Comprehensive income	$588,510	$898,632	$821,103

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2015	$13,800	$3,816,079	$(31,938)	$3,263	$548,458	$2,000,642	$6,350,304	$32,560	$6,382,864

Net income	—	—	—	—	—	772,439	772,439	—	772,439
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	48,664	—	48,664	—	48,664
Deconsolidation of variable interest
entities	—	—	—	—	—	—	—	(32,560)	(32,560)
Dividends to stockholder	—	—	—	—	—	(550,722)	(550,722)	—	(550,722)
Shares acquired at cost	—	—	(2,272)	—	—	—	(2,272)	—	(2,272)
Shares distributed at cost	—	—	11,524	—	—	—	11,524	—	11,524
Reserve for equity compensation plans	—	—	—	2,522	—	—	2,522	—	2,522
Balances as of December 31, 2016	13,800	3,816,079	(22,686)	5,785	597,122	2,222,359	6,632,459	—	6,632,459

Net income	—	—	—	—	—	402,780	402,780	—	402,780
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	495,852	—	495,852	—	495,852
Dividends to stockholder	—	—	—	—	—	(600,487)	(600,487)	—	(600,487)
Shares acquired at cost	—	—	(2,392)	—	—	—	(2,392)	—	(2,392)
Shares distributed at cost	—	—	6,227	—	—	—	6,227	—	6,227
Reserve for equity compensation plans	—	—	—	4,464	—	—	4,464	—	4,464
Balances as of December 31, 2017	13,800	3,816,079	(18,851)	10,249	1,092,974	2,024,652	6,938,903	—	6,938,903

Net income	—	—	—	—	—	2,004,327	2,004,327	—	2,004,327
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	(1,415,817)	—	(1,415,817)	—	(1,415,817)
Capital Contribution	—	152,244	—	—	—	—	152,244	—	152,244
Dividends to stockholder	—	—	—	—	—	(451,890)	(451,890)	—	(451,890)
Cumulative effects of changes in
accounting principles, net of tax	—	—	—	—	140,084	(140,084)	—	—	—
Shares acquired at cost	—	—	(5,386)	—	—	—	(5,386)	—	(5,386)
Shares distributed at cost	—	—	12,855	—	—	—	12,855	—	12,855
Reserve for equity compensation plans	—	—	—	(266)	—	—	(266)	—	(266)
Fair value of shares issued under equity
compensation plans	—	—	—	(6,384)	—	—	(6,384)	—	(6,384)
Balances as of December 31, 2018	$13,800	$3,968,323	$(11,382)	$3,599	$(182,759)	$3,437,005	$7,228,586	$—	$7,228,586
See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities:
Net income	$2,004,327	$402,780	$772,439
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized losses (gains) on investments	18,628	50,663	(349,204)
Net losses on derivatives	480,132	3,130,445	3,713,938
Interest credited on other contract holder funds, gross	1,556,087	1,558,057	1,570,709
Mortality, expense and surrender charges	(663,090)	(671,593)	(704,343)
Amortization of discount and premium on investments	7,261	16,539	28,037
Deferred income tax expense (benefit)	128,484	525,481	(771,586)
Share-based compensation	26,324	70,810	30,012
Cash received from reinsurance transaction	321,898	—	—
Change in:
Accrued investment income	36,019	77,774	12,655
Deferred sales inducements and acquisition costs	377,421	(912,250)	(1,083,309)
Income tax accruals	72,152	(204,405)	330,807
Other assets and liabilities, net	351,249	705,114	(533,820)
Net cash provided by operating activities	4,716,892	4,749,415	3,016,335

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	5,521,000	9,771,562	11,005,017
Equity securities	135,504	325,225	17,946
Commercial mortgage loans	1,028,609	1,401,641	1,151,212
Purchases of:
Debt securities	(7,873,628)	(6,546,920)	(10,841,032)
Equity securities	(559,284)	(40,128)	(178,585)
Commercial mortgage loans	(1,070,411)	(2,358,647)	(2,196,376)
Other investing activities	2,334,064	(4,535,715)	(3,712,570)
Net cash used in investing activities	(484,146)	(1,982,982)	(4,754,388)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	21,009,161	21,854,967	21,747,583
Withdrawals	(21,972,929)	(17,948,260)	(15,178,565)
Net transfers to separate accounts	(224,991)	(5,406,328)	(5,991,929)
Net (payments on) proceeds from repurchase agreements	—	(411,857)	411,857
Net (payments on) proceeds from Federal Home Loan Bank notes	(600,070)	99,999	500,000
Net proceeds from (payments on) debt	22,393	(5,896)	(5,039)
Shares held in trust at cost, net	7,469	3,835	9,252
Capital contribution from Parent	100,000	—	—
Payment of cash dividends to Parent	(450,000)	(600,000)	(550,000)
Net cash (used in) provided by financing activities	(2,108,967)	(2,413,540)	943,159

Net increase (decrease) in cash and cash equivalents	2,123,779	352,893	(794,894)

Cash and cash equivalents, beginning of year	1,617,934	1,265,041	2,059,935
Cash and cash equivalents, end of year	$3,741,713	$1,617,934	$1,265,041

Supplemental Cash Flow Information
Income tax paid (received)	$35,413	$(13,212)	$335,000
Interest paid	$32,995	$21,237	$20,816

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•	Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

On August 15, 2017, National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, announced the sale of its broker-dealer business to LPL Financial LLC (“LPL”). In December 2018, the broker dealer’s subsidiaries were consolidated into NPH, which was then contributed to Jackson by its parent, Brooke Life and, subsequently, converted to National Planning Holdings, LLC (“NPH LLC”).

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2017 notes to the consolidated financial statements have been reclassified to conform to the 2018 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recorded.  Effective January 1, 2018, the Company adopted ASU No. 2018-02, which resulted in the reclassification of $141.0 million of stranded tax effects from AOCI to retained earnings within the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Effective January 1, 2018, the Company adopted ASU No. 2016-18 with no impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow items in an entity’s statement of cash flows where it was determined there is diversity in practice. Effective January 1, 2018, the Company adopted ASU No. 2016-15 with no impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. Effective January 1, 2018, the Company adopted ASU No. 2016-01, which resulted in changes to the presentation of the Company’s consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This guidance excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance. The Company has determined that all revenue was from sources excluded from the scope of this standard. Effective January 1, 2018, the Company adopted ASU No. 2014-09 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where other amendments are to be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2020, with required retrospective application to January 1, 2019. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s consolidated financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities,” which changes the recognition and presentation requirements of hedge accounting. ASU No. 2017-12 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-12 will not have an impact on the Company’s consolidated financial statements, as the Company does not intend to elect hedge accounting.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842),” which establishes a new accounting model for leases. Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and adjusted for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current guidance. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, using either a modified retrospective transition approach with a cumulative effect adjustment as of the earliest period presented or an optional transition method with a cumulative effect adjustment recorded as of the beginning of the fiscal year of adoption. Early adoption is permitted. In 2019, the Company will adopt ASU No. 2016-02 utilizing the optional transition method. While the Company is continuing to assess the potential impacts of the guidance on the Company’s consolidated financial statements, the Company does not expect that the adoption of ASU No. 2016-02 will have a significant impact on the Company’s consolidated financial statements. Any new lease arrangements and/or significant modifications entered into subsequent to the adoption date will be accounted for in accordance with the new standard.

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $291.6 million and $365.7 million as of December 31, 2018 and 2017, respectively.

Debt securities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities include common stocks, preferred stocks, mutual funds, and limited partnerships. Carrying values for limited partnership investments are generally determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value. All equity securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses. Acquisition discounts and premiums on commercial mortgage loans are amortized into investment income through maturity dates using the effective interest method.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2018 and 2017, $3.5 billion and $3.4 billion, respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2018 and 2017, the Company had $1.2 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. Federal Home Loan Bank capital stock is carried at cost and adjusted for any impairment. Real estate is carried at the lower of depreciated cost or fair value.

The Company’s involvement with variable interest entities (“VIEs”) is primarily to invest in assets that gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance the activities of the entity without additional subordinated financial support, or where investors lack certain characteristics of a controlling financial interest. The Company performs ongoing qualitative assessments of variable interests in VIEs to determine whether it has a controlling financial interest and would, therefore, be considered the primary beneficiary of the VIE. If the Company determines it is the primary beneficiary of a VIE, it consolidates the assets and liabilities of the VIE in its consolidated financial statements.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2018, 2017, or 2016.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred acquisition costs decreased by $26.6 million and $301.3 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2018 and 2017, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2018 and 2017, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2018 and 2017, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2018, 2017, and 2016. During 2016, certain amounts related to life products were adjusted, resulting in an additional $20.0 million in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred sales inducements decreased by $8.7 million and $55.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2018, 2017, and 2016.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income. Additionally, in 2017, the Company implemented an enhancement to the method for incorporating own credit risk in the discounting of embedded derivative cash flows. The impact of the enhancement reduced reserves by $558.0 million, net of deferred acquisition costs.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and debt securities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344.0 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $283.8 million and $307.4 million at December 31, 2018 and 2017, respectively.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The outstanding balance at December 31, 2018 and 2017 was nil and $1.5 million, respectively.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts in the acquisition of a business, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2018 and 2017, the assets and liabilities associated with variable life and annuity contracts were $163.3 billion and $176.6 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $251.6 million and $267.7 million at December 31, 2018 and 2017, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policy holder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 7, 2019, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2018, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2018, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $303.9 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2018
AAA	18.8%
AA	8.4%
A	35.3%
BBB	35.1%
Investment grade	97.6%
BB	1.7%
B and below	0.7%
Below investment grade	2.4%
Total fixed maturities	100.0%

At December 31, 2018, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 86% were investment grade, 3% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 16% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2018, the industries accounting for the larger percentage of unrealized losses included energy (12% of corporate gross unrealized losses) and banking (12%). The largest unrealized loss related to a single corporate obligor was $15 million at December 31, 2018.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities, including $170.4 million and $116.0 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,713,656	$15	$238,888	$5,474,783	$—
Other government securities	1,471,357	23,590	13,771	1,481,176	—
Public utilities	5,833,462	165,615	80,865	5,918,212	—
Corporate securities	34,815,946	369,043	778,917	34,406,072	—
Residential mortgage-backed	770,697	51,257	8,152	813,802	(25,221)
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968	205
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344	(10,824)
Total debt securities	$52,388,400	$643,734	$1,166,777	$51,865,357	$(35,840)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,652,866	$52,180	$20,373	$5,684,673	$—
Other government securities	842,781	18,105	6,321	854,565	—
Public utilities	4,459,077	314,480	10,424	4,763,133	—
Corporate securities	30,675,364	1,234,667	79,721	31,830,310	—
Residential mortgage-backed	865,339	53,643	5,580	913,402	(26,533)
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529	204
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542	(17,635)
Total debt securities	$45,867,015	$1,735,369	$145,230	$47,457,154	$(43,964)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2018, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,597,155	$13,075	$947	$1,609,283
Due after 1 year through 5 years	12,344,255	150,858	89,720	12,405,393
Due after 5 years through 10 years	19,067,702	95,324	549,592	18,613,434
Due after 10 years through 20 years	5,005,714	148,457	116,755	5,037,416
Due after 20 years	9,819,595	150,549	355,427	9,614,717
Residential mortgage-backed	770,697	51,257	8,152	813,802
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344
Total	$52,388,400	$643,734	$1,166,777	$51,865,357

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $107.1 million and $110.7 million at December 31, 2018 and 2017, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2018 and 2017, debt securities include $170.4 million and $116.0 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$211,848	$10,386	$988	$221,246
Alt-A	110,207	22,710	297	132,620
Subprime	110,602	12,170	365	122,407
Total non-agency RMBS	$432,657	$45,266	$1,650	$476,273

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$171,016	$11,846	$965	$181,897
Alt-A	147,140	23,218	410	169,948
Subprime	143,865	7,861	774	150,952
Total non-agency RMBS	$462,021	$42,925	$2,149	$502,797

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2018			December 31, 2017

	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$163,795	$3,974,019	13	$6,730	$819,187	6
Other government securities	4,731	272,178	12	541	50,975	7
Public utilities	51,088	1,502,841	146	3,909	325,474	26
Corporate securities	546,814	17,308,634	1,395	36,783	2,923,660	285
Residential mortgage-backed	2,241	88,304	57	533	66,969	31
Commercial mortgage-backed	13,282	906,683	56	2,479	412,621	33
Other asset-backed securities	1,883	311,333	57	2,477	409,700	58
Total temporarily impaired
securities	$783,834	$24,363,992	1,736	$53,452	$5,008,586	446

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$75,093	$1,420,441	11	$13,643	$894,138	8
Other government securities	9,039	103,619	9	5,780	97,883	4
Public utilities	29,777	520,522	48	6,515	294,916	26
Corporate securities	232,104	3,421,660	321	42,938	1,513,801	123
Residential mortgage-backed	5,911	139,273	77	5,047	172,512	74
Commercial mortgage-backed	20,167	511,273	47	4,308	148,107	22
Other asset-backed securities	10,852	375,711	76	13,547	250,724	46
Total temporarily impaired
securities	$382,943	$6,492,499	589	$91,778	$3,372,081	303

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$238,888	$5,394,460	24	$20,373	$1,713,325	14
Other government securities	13,770	375,797	21	6,321	148,858	11
Public utilities	80,865	2,023,363	194	10,424	620,390	52
Corporate securities	778,918	20,730,294	1,716	79,721	4,437,461	408
Residential mortgage-backed	8,152	227,577	134	5,580	239,481	105
Commercial mortgage-backed	33,449	1,417,956	103	6,787	560,728	55
Other asset-backed securities	12,735	687,044	133	16,024	660,424	104
Total temporarily impaired
securities	$1,166,777	$30,856,491	2,325	$145,230	$8,380,667	749

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2018 and 2017, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2018 and 2017, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2018	2017	2016
Available-for-sale debt securities
Realized gains on sale	$52,155	$152,283	$612,422
Realized losses on sale	(59,731)	(201,604)	(205,501)
Impairments:
Total other-than-temporary impairments	(11,358)	(3,070)	(68,511)
Portion of other-than-temporary impairments
included in other comprehensive income	(512)	18	9,562
Net other-than-temporary impairments	(11,870)	(3,052)	(58,949)
Other	818	1,710	1,232
Net realized (losses) gains on non-derivative investments	(18,628)	(50,663)	349,204
Net losses on derivative instruments	(606,371)	(3,376,666)	(4,008,305)
Total net realized losses on investments	$(624,999)	$(3,427,329)	$(3,659,101)
The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2018, 2017, and 2016 was $3,903.1 million, $4,276.1 million and $1,662.6 million, respectively, which was approximately 99%, 96%, and 89% of book value, respectively.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2018	2017
Cumulative credit loss beginning balance	$227,263	$250,124
Additions:
New credit losses	6,082	2,128
Incremental credit losses	782	424
Reductions:
Securities sold, paid down or disposed of	(27,148)	(23,758)
Securities where there is intent to sell	(6,050)	(1,655)
Cumulative credit loss ending balance	$200,929	$227,263

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Equity Securities
At December 31, 2018 and 2017, investments in limited partnerships had carrying values of $1,276.3 million and $1,141.1 million, respectively.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. At December 31, 2018, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $96.6 million and was included in equity securities.

Limited Partnerships and Limited Liability Companies
The Company invests in certain limited partnerships (“LPs”) and limited liability companies (“LLCs”) that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In addition, the Company does not have the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the entities.

The carrying amounts of the Company’s investments in the LPs and LLCs are recognized in equity securities on the consolidated balance sheets. Unfunded commitments for these investments are detailed in Note 13. The Company’s exposure to loss is limited to the capital invested and unfunded commitments related to the LPs and LLCs.

Mutual Funds
The Company invests in certain mutual funds that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs.

Mutual funds for which the Company does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance are recognized in equity securities on the consolidated balance sheets and were $56.7 million and nil at December 31, 2018 and 2017, respectively.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Mutual funds for which the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entities are recognized in equity securities on the consolidated balance sheets and were $50.9 million and $7.8 million at December 31, 2018 and 2017, respectively.

Structured Securities
The Company makes investments in structured debt securities issued by VIEs for which it is not the manager. These structured securities include RMBS, CMBS, and ABS. The Company has not provided financial or other support with respect to these VIEs other than the original investment. The Company has determined that it is not the primary beneficiary of these VIEs due to the relative size of the investment in comparison to the principal amount of the structured debt securities issued by the VIEs and the level of credit subordination that reduces the Company’s obligation to absorb losses or right to receive benefits that could potentially be significant to the entities. The Company’s maximum exposure to loss on these structured debt securities is limited to the amortized cost for these investments. The Company recognizes the variable interest in these VIEs at fair value on the consolidated balance sheets.

Commercial Mortgage Loans
Commercial mortgage loans of $9.4 billion and $8.4 billion at December 31, 2018 and 2017, respectively, are reported net of an allowance for loan losses of $5.4 million and $6.8 million at each date, respectively. At December 31, 2018, commercial mortgage loans were collateralized by properties located in 42 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2018 and 2017, Jackson recognized impairment charges against the allowance for loan losses of $1.7 million and $0.7 million, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2018 and 2017 (in thousands):

Allowance for loan losses:	2018	2017
Balance at beginning of year	$6,844	$3,924
Charge-offs	(1,694)	(665)
Recoveries	—	—
Net charge-offs	(1,694)	(665)
Addition to allowance	291	3,585
Balance at end of year	$5,441	$6,844

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2018		December 31, 2017
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$—	$766	$3,100
Collectively evaluated for impairment	5,441	9,405,897	6,078	8,432,340
Total	$5,441	$9,405,897	$6,844	$8,435,440

As of December 31, 2018 and 2017, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2018:
Impaired Loans with a Valuation Allowance
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—
Total Impaired Loans
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2017:
Impaired Loans with a Valuation Allowance
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	—	—
Total	$3,100	$3,866	$766	$2,097	$235
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Warehouse	—	—	—	1,623	75
Total	$—	$—	$—	$1,623	$75
Total Impaired Loans
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	1,623	75
Total	$3,100	$3,866	$766	$3,720	$310

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2018
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,427,767	$—	$—	$—	$3,427,767
Hotel	840,919	—	—	—	840,919
Office	1,060,419	—	—	—	1,060,419
Retail	1,787,481	—	—	—	1,787,481
Warehouse	2,289,311	—	—	—	2,289,311
Total	$9,405,897	$—	$—	$—	$9,405,897

	December 31, 2017
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,861,428	$—	$—	$—	$2,861,428
Hotel	705,077	—	—	—	705,077
Office	879,676	—	—	—	879,676
Retail	1,610,631	—	—	—	1,610,631
Warehouse	2,378,628	—	—	—	2,378,628
Total	$8,435,440	$—	$—	$—	$8,435,440

As of December 31, 2018 and 2017, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. Effective February 13, 2017, Jackson purchased the underlying commercial mortgage loans at fair value, and MSDW was dissolved.

Other Invested Assets
Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. At both December 31, 2018 and 2017, Federal Home Loan Bank capital stock had carrying value of $125.4 million. At December 31, 2018 and 2017, real estate totaling $263.8 million and $228.8 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2018 and 2017.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2018 and 2017, the estimated fair value of loaned securities was $41.9 million and $67.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2018 and 2017, cash collateral received in the amount of $43.5 million and $69.8 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

consolidated balance sheets. During 2018 and 2017, short-term borrowings under such agreements averaged $369.0 million and $474.3 million, respectively, with weighted average interest rates of 1.85% and 0.90% during 2018 and 2017, respectively. At both December 31, 2018 and 2017, the outstanding repurchase agreement balance was nil, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $6.8 million, $4.3 million, and $1.2 million in 2018, 2017, and 2016, respectively. The highest level of short-term borrowings at any month end was $1,009.9 million in 2018 and $804.9 million in 2017.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Debt securities	$1,933,243	$1,963,569	$2,122,604
Equity securities	180,962	158,809	188,691
Commercial mortgage loans	340,636	305,338	294,243
Derivative instruments	126,239	246,221	294,366
Policy loans	393,166	400,788	403,403
Other investment income (loss)	52,515	(6,052)	10,762
Total investment income	3,026,761	3,068,673	3,314,069
Less: income on funds held under reinsurance treaties	(310,554)	(322,764)	(318,204)
Less: investment expenses	(114,900)	(91,367)	(80,918)
Net investment income	$2,601,307	$2,654,542	$2,914,947

Unrealized gains included in investment income that were recognized on equity securities held were $169.9 million, $146.2 million, and $176.1 million, respectively, at December 31, 2018, 2017, and 2016. Investment (loss) income of ($0.6) million, $0.6 million, and $2.6 million was recognized on securities carried at fair value recorded through income at December 31, 2018, 2017, and 2016, respectively.

During 2018, investment income was reduced by $310.6 million for expense incurred on the liability for funds held under reinsurance treaties, including $307.2 million on policy loans, $3.2 million of debt security income, $0.6 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.8 million of income from other invested assets. During 2017, investment income was reduced by $322.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $320.1 million on policy loans, $2.4 million of debt security income, $0.4 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.7 million of income from other invested assets. During 2016, investment income was reduced by $318.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $313.8 million on policy loans, $2.4 million of debt security income, $1.7 million gain on debt securities with fair value recorded through the consolidated income statement, and $0.3 million of income from other invested assets.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates and are carried at fair value.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2018
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$432,811	$6,583	$582,150	$(25,744)	$(19,161)
Equity index call options	41,250,000	73,831	—	—	73,831
Equity index futures	—	—	24,590,242	—	—
Equity index put options	35,000,000	472,828	9,000,000	(278,464)	194,364
Interest rate swaps	11,000,000	163,408	3,000,000	(20,181)	143,227
Put-swaptions	3,000,000	13,987	—	—	13,987
Treasury futures	—	—	4,096,734	—	—
Total	$90,682,811	$730,637	$41,269,126	$(324,389)	$406,248

	December 31, 2017
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$211,816	$19,416	$404,338	$(4,335)	$15,081
Equity index call options	31,500,000	1,642,827	—	—	1,642,827
Equity index futures	—	—	29,346,663	—	—
Equity index put options	23,750,000	97,062	—	—	97,062
Interest rate swaps	15,500,000	419,662	1,500,000	(2,113)	417,549
Put-swaptions	2,000,000	2	—	—	2
Treasury futures	—	—	502,969	—	—
Total	$72,961,816	$2,178,969	$31,753,970	$(6,448)	$2,172,521

(1)
The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2018
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(700,111)	$—	$(700,111)
Equity index futures	2,080,356	—	2,080,356
Equity index put options	(510,618)	—	(510,618)
Fixed index annuity embedded derivatives	42,221	—	42,221
Interest rate swaps	(271,773)	126,239	(145,534)
Put-swaptions	13,686	—	13,686
Treasury futures	29,954	—	29,954
Variable annuity embedded derivatives	(1,290,086)	—	(1,290,086)
Total	$(606,371)	$126,239	$(480,132)

	Year Ended December 31, 2017
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$1,892,556	$—	$1,892,556
Equity index futures	(5,030,793)	—	(5,030,793)
Equity index put options	(279,592)	—	(279,592)
Fixed index annuity embedded derivatives	(327,420)	—	(327,420)
Interest rate swaps	(182,068)	246,221	64,153
Put-swaptions	(7,515)	—	(7,515)
Treasury futures	34,224	—	34,224
Variable annuity embedded derivatives	523,942	—	523,942
Total	$(3,376,666)	$246,221	$(3,130,445)

	Year Ended December 31, 2016
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$35,134	$—	$35,134
Equity index futures	(2,730,551)	—	(2,730,551)
Equity index put options	(767,258)	—	(767,258)
Fixed index annuity embedded derivatives	(93,455)	—	(93,455)
Interest rate swaps	(348,710)	294,366	(54,344)
Put-swaptions	70,300	—	70,300
Treasury futures	(45,160)	—	(45,160)
Variable annuity embedded derivatives	(128,605)	—	(128,605)
Total	$(4,008,305)	$294,366	$(3,713,939)

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2018 and 2017, the fair value of Jackson’s net derivative assets by counterparty were $544.6 million and $2,172.5 million, respectively, and held collateral was $669.1 million and $2,574.8 million respectively, related to these agreements. At December 31, 2018 and 2017, the fair value of Jackson’s net derivative liabilities by counterparty was $138.4 million and nil, respectively, and provided collateral was $133.2 million and nil, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2018 or 2017, in aggregate, Jackson would have had to disburse $129.6 million and $402.2 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2018
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$730,637	$—	$730,637	$186,011	$328,687	$210,733	$5,206

Financial Liabilities:
Derivative liabilities	$324,389	$—	$324,389	$186,011	$—	$126,987	$11,391
Securities loaned	43,470	—	43,470	—	43,470	—	—
Total financial liabilities	$367,859	$—	$367,859	$186,011	$43,470	$126,987	$11,391

	December 31, 2017
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$2,178,969	$—	$2,178,969	$6,448	$905,108	$1,267,413	$—

Financial Liabilities:
Derivative liabilities	$6,448	$—	$6,448	$6,448	$—	$—	$—
Securities loaned	69,785	—	69,785	—	69,785	—	—
Total financial liabilities	$76,233	$—	$76,233	$6,448	$69,785	$—	$—

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.
In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,948.0 million and

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

$2,896.1 million for 2018 and 2017, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2018		December 31, 2017
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities (1)	$51,865,357	$51,865,357	$47,457,154	$47,457,154
	Equity securities	1,748,395	1,748,395	1,153,464	1,153,464
	Commercial mortgage loans	9,405,897	9,282,225	8,435,440	8,554,827
	Policy loans (1)	4,687,437	4,687,437	4,591,132	4,591,132
	Derivative instruments	730,637	730,637	2,178,969	2,178,969
	FHLBI capital stock	125,415	125,415	125,415	125,415
	Cash and cash equivalents	3,741,713	3,741,713	1,617,934	1,617,934
	GMIB reinsurance recoverable	300,600	300,600	252,138	252,138
	Receivables from affiliates	283,793	283,793	312,049	312,049
	Separate account assets	163,301,375	163,301,375	176,578,848	176,578,848

Liabilities
	Other contract holder funds
	Annuity reserves (2)	$38,678,108	$42,728,096	$38,938,615	$46,156,875
	Reserves for guaranteed investment contracts	1,665,967	1,649,954	1,698,178	1,699,627
	Trust instruments supported by funding agreements	7,298,432	7,322,631	5,752,078	5,841,278
	Federal Home Loan Bank funding agreements	1,935,710	1,911,207	1,934,690	1,947,151
	Funds held under reinsurance treaties	3,745,074	3,745,074	3,604,525	3,604,525
	Debt	615,733	683,675	647,718	726,322
	Securities lending payable	43,470	43,470	69,785	69,785
	Derivative instruments	324,389	324,389	6,448	6,448
	Federal Home Loan Bank advances	—	—	600,071	600,071
	Separate account liabilities	163,301,375	163,301,375	176,578,848	176,578,848

(1)	Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities (excluding limited partnerships, further described below) are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2018 and 2017, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in equity securities, is generally determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2018 or 2017. As a result of using the net asset value per share practical expedient, limited partnership interests are not classified in the fair value hierarchy.

The Company’s limited partnership interests are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

FHLBI Capital Stock
FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and debt securities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,474,783	$5,474,783	$—	$—
Other government securities	1,481,176	—	1,481,176	—
Public utilities	5,918,212	—	5,918,212	—
Corporate securities	34,406,072	—	34,406,072	—
Residential mortgage-backed	813,802	—	813,801	1
Commercial mortgage-backed	2,450,968	—	2,450,968	—
Other asset-backed securities	1,320,344	—	1,320,344	—
Equity securities	501,049	409,698	80,716	10,635
Policy loans	3,543,680	—	—	3,543,680
Derivative instruments	730,637	—	722,132	8,505
Cash and cash equivalents	3,741,713	3,741,713	—	—
GMIB reinsurance recoverable	300,600	—	—	300,600
Separate account assets	163,301,375	—	163,301,375	—
Total	$223,984,411	$9,626,194	$210,494,796	$3,863,421

Liabilities
Embedded derivative liabilities (1)	$3,947,956	$—	$898,263	$3,049,693
Funds held under reinsurance treaties	3,745,074	—	—	3,745,074
Derivative instruments	324,389	—	324,389	—
Total	$8,017,419	$—	$1,222,652	$6,794,767

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,684,673	$5,684,673	$—	$—
Other government securities	854,565	—	854,565	—
Public utilities	4,763,133	—	4,763,133	—
Corporate securities	31,830,310	—	31,830,310	—
Residential mortgage-backed	913,402	—	913,400	2
Commercial mortgage-backed	2,112,529	—	2,112,529	—
Other asset-backed securities	1,298,542	—	1,298,542	—
Equity securities	12,341	19	12,211	111
Policy loans	3,397,764	—	—	3,397,764
Derivative instruments	2,178,969	—	2,173,038	5,931
Cash and cash equivalents	1,617,934	1,617,934	—	—
GMIB reinsurance recoverable	252,138	—	—	252,138
Separate account assets	176,578,848	—	176,578,848	—
Total	$231,495,148	$7,302,626	$220,536,576	$3,655,946

Liabilities
Embedded derivative liabilities (1)	$2,896,141	$—	$1,184,999	$1,711,142
Funds held under reinsurance treaties	3,604,525	—	—	3,604,525
Derivative instruments	6,448	—	6,448	—
Total	$6,507,114	$—	$1,191,447	$5,315,667

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2018
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$1	$1	$—
Equity securities	10,635	111	10,524
Policy loans	3,543,680	3,543,680	—
Derivative instruments	8,505	—	8,505
GMIB reinsurance recoverable	300,600	300,600	—
Total	$3,863,421	$3,844,392	$19,029

Liabilities
Embedded derivative liabilities (1)	$3,049,693	$3,049,693	$—
Funds held under reinsurance treaties	3,745,074	3,745,074	—
Total	$6,794,767	$6,794,767	$—

	December 31, 2017
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$2	$2	$—
Equty securities	111	111	—
Policy loans	3,397,764	3,397,764	—
Derivative instruments	5,931	—	5,931
GMIB reinsurance recoverable	252,138	252,138	—
Total	$3,655,946	$3,650,015	$5,931

Liabilities
Embedded derivative liabilities (1)	$1,711,142	$1,711,142	$—
Funds held under reinsurance treaties	3,604,525	3,604,525	—
Total	$5,315,667	$5,315,667	$—
(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,543,680	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	300,600	Discounted cash flow	See below	See below	See below
Total	$3,844,280

Liabilities
Embedded derivative liabilities	$3,049,693	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,745,074	Carrying value of asset	N/A	N/A	N/A
Total	$6,794,767

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,397,764	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	252,138	Discounted cash flow	See below	See below	See below
Total	$3,649,902

Liabilities
Embedded derivative liabilities	$1,711,142	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,604,525	Carrying value of asset	N/A	N/A	N/A
Total	$5,315,667

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2018 and 2017, securities of $112 thousand and $113 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

The tables below provide rollforwards for 2018 and 2017 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Debt securities
Residential mortgage-backed	$2	$—	$—	$(1)	$—	$1
Equity securities	111	—	—	10,524	—	10,635
Policy loans	3,397,764	3,970	—	141,946	—	3,543,680
Derivative instruments	5,931	(3,011)	—	5,585	—	8,505
GMIB reinsurance recoverable	252,138	48,462				300,600

Liabilities
Embedded derivative liabilities (1)	$(1,711,142)	$(1,338,551)	$—	$—	$—	$(3,049,693)
Funds held under reinsurance treaties	(3,604,525)	(1,001)	475	(140,023)	—	(3,745,074)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Debt securities
Residential mortgage-backed	$4	$—	$—	$(2)	$—	$2
Other asset-backed securities	—	8	—	(8)	—	—
Equity securities	111	—	—	—	—	111
Policy loans	3,301,038	(3,689)	—	100,415	—	3,397,764
Derivative instruments	18,970	(53,334)	—	40,295	—	5,931
GMIB reinsurance recoverable	304,927	(52,789)	—	—	—	252,138

Liabilities
Embedded derivative liabilities (1)	$(2,287,873)	$576,731	$—	$—	$—	$(1,711,142)
Funds held under reinsurance treaties	(3,523,106)	2,508	237	(84,164)	—	(3,604,525)

(1) Includes the embedded derivative related to GMWB reserves.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2018 and 2017 shown above are as follows (in thousands):

	December 31, 2018
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(1)	$—	$—	$(1)
Equity Securities	10,524	—	—	—	10,524
Policy loans	—	—	372,211	(230,265)	141,946
Derivative instruments	5,585	—	—	—	5,585
Total	$16,109	$(1)	$372,211	$(230,265)	$158,054

Liabilities
Funds held under reinsurance treaties	$—	$—	$(496,705)	$356,682	$(140,023)

	December 31, 2017
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(2)	$—	$—	$(2)
Other asset-backed securities	—	(8)	—	—	(8)
Policy loans	—	—	303,216	(202,801)	100,415
Derivative instruments	40,295	—	—	—	40,295
Total	$40,295	$(10)	$303,216	$(202,801)	$140,700

Liabilities
Funds held under reinsurance treaties	$—	$—	$(400,433)	$316,269	$(84,164)

There were no transfers from Level 3 to Level 2 of the fair value hierarchy during 2018 and 2017. There were no transfers from Level 2 to Level 3 during 2018 and 2017. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2018 or 2017.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2018 and 2017 was as follows (in thousands):

	2018	2017
Assets
Derivative instruments	$(2,505)	$(34,364)
GMIB reinsurance recoverable	48,463	(52,789)

Liabilities
Embedded derivative liabilities	$(1,338,551)	$576,731
Funds held under reinsurance treaties	475	237

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$9,405,897	$9,282,225	$8,435,440	$8,554,827
Policy loans	Level 3	1,143,757	1,143,757	1,193,368	1,193,368
FHLBI capital stock	Level 1	125,415	125,415	125,415	125,415
Receivables from affiliates	Level 3	283,793	283,793	312,049	312,049

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$34,730,152	$38,780,140	$36,042,474	$43,260,734
Reserves for guaranteed investment contracts	Level 3	1,665,967	1,649,954	1,698,178	1,699,627
Trust instruments supported by funding agreements	Level 3	7,298,432	7,322,631	5,752,078	5,841,278
Federal Home Loan Bank funding agreements	Level 3	1,935,710	1,911,207	1,934,690	1,947,151
Debt - Squire Surplus Note	Level 3	283,793	283,793	310,776	310,776
Debt - all other	Level 2	331,940	399,882	336,942	415,546
Securities lending payable	Level 2	43,470	43,470	69,785	69,785
Federal Home Loan Bank advances	Level 2	—	—	600,071	600,071
Separate account liabilities (2)	Level 2	163,301,375	163,301,375	176,578,848	176,578,848

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$10,540,588	$9,678,063	$8,438,804
Deferrals of acquisition costs	747,095	839,143	903,479
Amortization related to:
Operations	(957,216)	(475,587)	(511,028)
Derivatives	(148,053)	579,923	793,306
Net realized losses (gains)	498	3,965	(26,981)
Total amortization	(1,104,771)	108,301	255,297
Unrealized investment losses (gains)	274,774	(84,919)	80,483
Balance, end of year	$10,457,686	$10,540,588	$9,678,063

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$644,006	$696,636	$754,690
Deferrals of sales inducements	12,109	14,877	19,978
Amortization related to:
Operations	(31,802)	(64,178)	(112,698)
Derivatives	(129)	13,483	21,618
Net realized losses (gains)	76	625	(4,365)
Total amortization	(31,855)	(50,070)	(95,445)
Unrealized investment losses (gains)	46,234	(17,437)	17,413
Balance, end of year	$670,494	$644,006	$696,636

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Effective October 1, 2018, the Company entered into a reinsurance agreement with John Hancock to assume its U.S. Group Payout Annuity business. The transaction is structured as indemnity reinsurance by Jackson of John Hancock’s approximately 186,000 Group Payout Annuity certificates representing $5.0 billion of assumed premiums, ceding commission income of $555.0 million and $5.5 billion of reserves.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.7 billion and $3.6 billion at December 31, 2018 and 2017, respectively.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct premium:
Life	$459,025	$518,819	$578,120
Accident and health	43,855	49,180	54,900
Plus reinsurance assumed:
Life	41,603	68,290	56,559
Group payout annuity	4,983,165	—	—
Accident and health	6,898	8,098	9,246
Less reinsurance ceded:
Life	(346,662)	(402,803)	(388,949)
Annuity guaranteed benefits	(14,307)	(15,227)	(16,119)
Accident and health	(50,754)	(57,278)	(64,146)
Total premium	$5,122,823	$169,079	$229,611

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct benefits:
Life	$1,180,590	$1,261,108	$1,331,018
Accident and health	139,546	132,471	126,525
Annuity guaranteed benefits	103,216	101,326	123,629
Plus reinsurance assumed:
Life	239,582	248,917	228,129
Group payout annuity	125,050	—	—
Accident and health	24,154	26,731	28,136
Less reinsurance ceded:
Life	(530,953)	(576,447)	(534,486)
Accident and health	(163,700)	(159,202)	(154,661)
Deferral of contract enhancements	(3,622)	(4,382)	(7,669)
Group payout annuity reserves assumed	5,482,451	—	—
Change in reserves, net of reinsurance	389,198	97,818	(140,341)
Total benefits	$6,985,512	$1,128,340	$1,000,280

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2018	2017
Reserves:
Life	$6,491,616	$6,668,525
Accident and health	589,513	600,119
Guaranteed minimum income benefits	300,600	252,138
Other annuity benefits	198,540	207,016
Claims liability	915,815	965,930
Other	1,762	8,362
Total	$8,497,846	$8,702,090

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $36.5 million and $38.0 million at December 31, 2018 and 2017, respectively. At December 31, 2018, the largest amount ceded to any reinsurer totaled $6.1 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2018	2017
Direct life insurance in-force	$165,033	$188,920
Amounts assumed from other companies	19,214	20,174
Amounts ceded to other companies	(114,847)	(131,305)
Net life insurance in-force	$69,400	$77,789

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2018	2017
Traditional life	$5,118,909	$5,500,369
Guaranteed benefits	5,882,531	3,925,663
Claims payable	988,614	915,761
Accident and health	1,327,438	1,362,054
Group payout annuities	5,482,451	—
Other	958,038	1,010,687
Total	$19,757,981	$12,714,534

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2018	2017
Interest-sensitive life	$12,514,825	$12,778,982
Variable annuity fixed option	8,545,541	8,334,585
Fixed annuity	17,380,310	18,304,874
Fixed index annuity	11,108,471	11,939,212
GICs, funding agreements and FHLB advances	10,900,108	9,384,946
Total	$60,449,255	$60,742,599

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2018, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.35% average guaranteed rate.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

At both December 31, 2018 and 2017, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2018

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,184.6	$1,887.8	$4,585.3	$9,657.7
>1.0% - 2.0%	883.4	6,377.1	1,372.9	8,633.4
>2.0% - 3.0%	7,533.5	2,843.6	2,189.6	12,566.7
>3.0% - 4.0%	1,622.5	—	—	1,622.5
>4.0% - 5.0%	2,285.4	—	—	2,285.4
>5.0% - 5.5%	286.1	—	—	286.1
Total	$15,795.5	$11,108.5	$8,147.8	$35,051.8

	December 31, 2017

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,158.1	$1,892.9	$4,263.4	$9,314.4
>1.0% - 2.0%	1,033.4	6,969.5	1,970.6	9,973.5
>2.0% - 3.0%	8,141.8	3,076.8	1,749.7	12,968.3
>3.0% - 4.0%	1,720.8	—	—	1,720.8
>4.0% - 5.0%	2,359.5	—	—	2,359.5
>5.0% - 5.5%	297.7	—	—	297.7
Total	$16,711.3	$11,939.2	$7,983.7	$36,634.2

At both December 31, 2018 and 2017, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum	2018	2017
Guaranteed Interest Rate	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$291.2	$299.2
>3.0% - 4.0%	3,048.9	3,166.9
>4.0% - 5.0%	2,682.7	2,785.6
>5.0% - 6.0%	2,168.4	2,233.1
Subtotal	8,191.2	8,484.8
Retro treaties	4,323.6	4,294.2
Total	$12,514.8	$12,779.0

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2018 and 2017 totaled $(11.1) million and $25.6 million, respectively.

The Company has established a $20.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2018 and 2017 totaled $7.3 billion and $5.7 billion, respectively.
Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2018 and 2017, the Company held $125.4 million of FHLBI capital stock, supporting $2.0 billion and $2.6 billion in funding agreements, short-term and long-term borrowing capacity in 2018 and 2017, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2018	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$125,644.3	$5,651.5	66.5 years
GMWB - Premium only	0%	2,450.1	79.5
GMWB	0-5%*	250.6	25.4
GMAB - Premium only	0%	33.5	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		10,865.3	1,417.9	67.1 years
GMWB - Highest anniversary only		2,827.4	400.2
GMWB		681.6	113.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	6,946.7	1,549.9	69.5 years
GMIB	0-6%	1,599.0	825.1		0.1 years
GMWB	0-8%*	116,901.6	21,441.6

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$135,890.3	$2,251.9	66.0 years
GMWB - Premium only	0%	2,885.7	27.2
GMWB	0-5%*	318.0	18.2
GMAB - Premium only	0%	51.3	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		12,309.0	129.7	66.5 years
GMWB - Highest anniversary only		3,310.1	68.4
GMWB		902.9	64.1
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	7,703.2	576.2	69.0 years
GMIB	0-6%	2,007.1	590.3		0.4 years
GMWB	0-8%*	126,118.1	5,942.3

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2018	2017
Equity	$99,834.2	$109,363.9
Bond	17,704.9	18,907.3
Balanced	25,348.7	26,855.4
Money market	1,049.5	921.6
Total	$143,937.3	$156,048.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2018	2017
Balance at January 1	$1,051.4	$858.3
Incurred guaranteed benefits	562.0	286.1
Paid guaranteed benefits	(93.6)	(93.0)
Balance at December 31	$1,519.8	$1,051.4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2018 and 2017 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 25% to 100% of the Annuity 2000 table (2017: 23% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $3,049.8 million and $1,711.4 million at December 31, 2018 and 2017, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2018 and 2017, these GMWB reserves totaled $175.4 million and $106.9 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2018 and 2017, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2018 and 2017, GMIB reserves before reinsurance totaled $109.7 million and $68.6 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2018			December 31, 2017
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$890.2	$21,805.8	62.2	$858.7	$23,163.1	61.5 years
ISWL account balance
adjustment	122.6	n/a	n/a	118.7	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2018 and 2017:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 3.0% to 5.5% in 2018 and 4.0% to 5.5% in 2017.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2018 and 2017. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider was $0.8 million and $8.2 million at December 31, 2018 and 2017.

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2018	2017
	Carrying	Carrying
	Value	Value
Surplus notes	$533,351	$560,297
FHLBI bank loans	82,382	87,421
Total	$615,733	$647,718

At December 31, 2017, the above borrowings were all due after five years.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2018, 2017, and 2016.

In conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. During 2018, 2017, and 2016 interest expense on the Squire Surplus Note was $12.7 million, $14.0 million, and nil, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 1.90% in 2018 and 0.94% in 2017.  The outstanding balance on these loans was $82.4 million and $87.4 million at December 31, 2018 and 2017, respectively.  During 2018, 2017, and 2016, interest expense for these loans totaled $1.6 million, $805 thousand, and $405 thousand, respectively. At December 31, 2018, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $124.8 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of nil and $600.1 million were outstanding at December 31, 2018 and 2017, respectively, and were recorded in other liabilities. The Company paid interest of $2.6 million, $3.4 million, and $594 thousand on such advances in 2018, 2017, and 2016, respectively.

12.	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%. As a result of this reduction, the Company recognized additional tax (benefit) expense of ($11.1) million and $355.4 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $141.0 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses. As described in Note 2, in accordance with ASU No. 2018-02, this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current tax expense (benefit)	$113,822	$(218,106)	$665,086
Deferred tax expense (benefit)	128,484	525,481	(771,586)
Income tax expense (benefit)	$242,306	$307,375	$(106,500)

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Income taxes at statutory rate	$471,793	$248,554	$233,079
Dividends received deduction	(114,574)	(346,330)	(314,672)
U.S. federal tax reform impact	(11,119)	355,432	—
Provision for uncertain tax benefit	4,818	32,178	—
Contribution of capitalized affiliate	(77,896)	—	—
Other	(30,716)	17,541	(24,907)
Income tax expense (benefit)	$242,306	$307,375	$(106,500)

Effective tax rate	10.8%	43.3%	-16.0%

Federal income taxes paid (received) were $35.4 million, $(13.2) million, and $335.0 million in 2018, 2017, and 2016, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,772,810	$2,434,237
Derivative investments	129,945	795,965
Deferred compensation	124,699	76,458
Net operating loss carryforward	64,869	46,204
Net unrealized loss on available for sale securities	117,249	—
Other, net	33,076	72,941
Total gross deferred tax asset	3,242,648	3,425,805

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,127,086)	(2,202,104)
Other investment items	(330,994)	(405,459)
Net unrealized gains on available for sale securities	—	(259,110)
Other, net	(52,472)	(74,908)
Total gross deferred tax liability	(2,510,552)	(2,941,581)

Net deferred tax asset	$732,096	$484,224

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2018, it is more likely than not that the deferred tax assets will be realized. At December 31, 2018 and 2017, the Company did not have a valuation allowance.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2018, the Company had a federal tax ordinary loss carryforward of $308.8 million, of which $179.0 million was attributable to a previous acquisition, which begins to expire in 2026. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million. The remaining $129.8 million of loss carryforward is attributable to NPH which was contributed to the Company as discussed in Note 1. This loss carryforward has no expiration, but is subject to an overall limitation of 80% of the tax income of the Brooke Life Consolidated tax group and the limitation on offsetting life income with non-life losses of the lesser of 35% of the loss carryforward or 35% of the tax income for the Brooke Life consolidated tax group.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. As of December 31, 2018, the Company established a reserve related to the change in the calculation of its tax basis reserves of $3.2 million. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2018	2017

Unrecognized tax benefit, beginning of year	$32,178	$—
Additions for tax positions identified	4,818	32,178
Reduction of tax positions of closed prior years	—	—
Reduction of reserve	—	—
Unrecognized tax benefit, end of year	$36,996	$32,178

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2018, 2017, or 2016.

Based on information available as of December 31, 2018, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2018 and 2017, Jackson recorded accruals totaling $28.0 million and $11.3 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $2.8 million and $3.5 million at the end of 2018 and 2017, respectively. At December 31,

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

2018 and 2017, related premium tax offsets were $1.0 million and $1.5 million, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2018, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $845.8 million. At December 31, 2018, unfunded commitments related to commercial mortgage loans and other debt securities totaled $439.7 million.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2020 and 2030.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2018, Jackson recorded a liability of $14.3 million for future lease payments. Lease expense was $40.0 million, $32.7 million, and $31.3 million in 2018, 2017, and 2016, respectively. At December 31, 2018, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2019	$10,777
2020	10,098
2021	7,642
2022	6,296
2023	5,952
Thereafter	13,281
Total	$54,046

In 2018, the Company announced the closing of its Denver office as part of a strategic reorganization of the distribution platform. The Company determined that the lease obligation for this building exceeds the economic benefit for the remainder of the contract, resulting in an expense accrual of $8.6 million in 2018.

14.	Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies the above plan as an equity settled plan and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2018 and 2017, the Company had $3.6 million and $10.2 million, respectively, reserved for future payments under this plan.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2018 and 2017, the Company had $11.4 million and $18.9 million of shares/ADRs held at cost in the trust, respectively.

The Company also had a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards were based on the compound annual European Embedded Value (“EEV”) imputed growth in shareholder value of the U.S. business, had vesting periods of four years and were at nil cost to the employee. Share awards vested between 0% (less than 8% growth) and 150%

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

(more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below. As of December 31, 2016, there were no remaining outstanding shares under this plan.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2018 and 2017, the Company had $84.5 million and $98.6 million, respectively, accrued for future payments under these plans.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2018	2017	2016
Prudential LTIP	$26.6	$66.3	$28.3
Retention Share Plan	(0.3)	4.5	2.5
Jackson performance plan	—	—	(0.8)
Total compensation expense related to incentive plans	$26.3	$70.8	$30.0

Income tax benefit	$5.5	$10.7	$10.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2018 was $46.9 million with a weighted average remaining period of 1.22 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the performance plan.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2018, 2017, and 2016 were $49.44, $42.12, and $37.27, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Outstanding non-vested Prudential ADRs granted were as follows:

	Prudential LTIP
	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2016	3,377,235	$42.61

Granted	1,495,495	42.12
Exercised	920,279	42.89
Lapsed/Forfeited	261,372	41.62
At December 31, 2017	3,691,079	$42.41

Granted	1,231,568	49.44
Exercised	829,976	50.47
Lapsed/Forfeited	290,968	45.56
At December 31, 2018	3,801,703	$42.68

At December 31, 2018 and 2017, there were nil and 117,814, respectively, non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2018, the Company had $866.2 million of adjusted earned surplus available for dividends.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2019, is estimated to be $884.2 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were $451.9 million, $600.5 million, and $550.7 million in 2018, 2017, and 2016, respectively. Jackson’s 2018, 2017, and 2016 dividends include $1.9 million, $0.5 million, and $0.7 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.8 billion and $3.9 billion at December 31, 2018 and 2017, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $1,896.3 million, $168.4 million, and ($563.8) million in 2018, 2017, and 2016, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2019. At December 31, 2018 and 2017, the effect of the permitted practice decreased statutory surplus by $164.7 million and $480.2 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $236.5 million and $229.3 million of statutory basis VOBA at December 31, 2018 and 2017, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2018, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2018 and 2017, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $68.9 million, $45.8 million, and $47.4 million to PPM for investment advisory services during 2018, 2017, and 2016, respectively.

NPH, Jackson’s affiliated broker-dealer network, distributed products issued by Jackson and received commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2018, 2017, and 2016 totaled $5.6 million, $100.2 million, and $107.3 million, respectively. In December 2018, the broker dealers were consolidated into NPH, which was then contributed to Jackson via Brooke Life, and converted to NPH LLC.

Jackson has entered into shared services administrative agreement with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $8.3 million, $16.6 million, and $12.5 million of certain management and corporate services costs to these affiliates in 2018, 2017, and 2016, respectively.

Jackson provides a $100.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2018 and 2017. The highest outstanding loan balance during both 2018 and 2017 was nil. During 2018, 2017, and 2016, interest and commitment fees totaled $100 thousand, $65 thousand, and $40 thousand, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2023, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2018 and 2017. The highest outstanding loan balance during both 2018 and 2017 was nil. Interest and commitment fees totaled $0.1 million each year for 2018, 2017 and 2016.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at December 31, 2018 and 2017, was nil and $1.5 million, respectively. The highest outstanding loan balance during both 2018 and 2017 was $1.5 million. Interest and commitment fees totaled $0.1 million each year for 2018, 2017, and 2016.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $2.8 million, $3.7 million, and $7.3 million of revenue associated with these services during 2018, 2017, and 2016, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

17.	Benefit Plans
The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $31.3 million, $29.7 million, and $26.0 million in 2018, 2017, and 2016, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2018 and 2017, the liability for such plans totaled $559.6 million and $329.6 million, respectively, and is reported in other liabilities. The Company’s (income) expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $(1.3) million, $41.5 million, and $37.4 million in 2018, 2017, and 2016, respectively. Jackson hedges this liability within its overall hedging strategy.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2018	2017	2016
Commission expenses	$1,804,182	$1,822,748	$1,741,387
John Hancock ceding commission	(555,000)	—	—
General and administrative expenses	838,099	833,850	763,096
Deferral of policy acquisition costs	(747,095)	(839,143)	(903,479)
Total operating costs and other expenses	$1,340,186	$1,817,455	$1,601,004

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2018	2017	2016
Balance, beginning of year	$1,092,974	$597,122	$548,458
OCI before reclassifications	(1,326,661)	406,807	69,016
Amounts reclassified from AOCI	(89,156)	89,045	(20,352)
Cumulative effect of changes in accounting
principles	140,084	—	—
Balance, end of year	$(182,759)	$1,092,974	$597,122

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2018 and 2017

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2018	2017	2016
Net unrealized investment loss:
Net realized loss on investments	$(111,028)	$137,686	$(3,862)	Other net investment losses
Other-than-temporary impairments	(1,828)	(693)	(27,449)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(112,856)	136,993	(31,311)
Income tax benefit (expense)	23,700	(47,948)	10,959
Reclassifications, net of income taxes	$(89,156)	$89,045	$(20,352)

60

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the period ended December 31, 2018
Statements of Changes in Net Assets for the periods ended December 31, 2018 and 2017
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018 and 2017
Consolidated Income Statements for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2018, 2017, and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017, and 2016
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

c.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

d.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

e.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

b.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

h.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

i.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

j.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

k.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

l.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

m.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

n.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

o.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

p.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

q.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

r.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

s.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

t.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

u.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

v.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

w.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

x.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

y.
Specimen of [6%] Contract Enhancement Endorsement (7665 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 89, filed on November 18, 2010 (File Nos. 333-70472 and 811-08664).

z.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

cc.	Specimen of 4 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant’s Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

dd.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net), incorporated herein by reference to the Registrant’s Post-Effective Amendment, filed on January 20, 2012 (File Nos. 333-70472 and 811-08664).

ee.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option), incorporated herein by reference to the Registrant’s Post-Effective Amendment, filed on January 20, 2012 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

gg.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

hh.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

ii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

jj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

kk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

mm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

nn.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

oo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

pp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

qq.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

rr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

ss.
Form of Individual Retirement Annuity Endorsement (ICC13 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

tt.
Form of Roth Individual Retirement Annuity Endorsement (ICC13 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

uu.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

vv.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

ww.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

xx.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

yy.
Form of [3%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 3%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

zz.
Form of [4%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 4%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

aaa.
Form of [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 5%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

bbb.
Form of Combination [3%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 3%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

ccc.
Form of Combination [4%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 4%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

ddd.
Form of Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 5%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 09/12), incorporated herein by Registrant’s Pre-Effective Amendment No. 1, filed on September 4, 2012 (File Nos. 333-183050 and 811-08664).

b.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 24, 2013 (File Nos. 333-183050 and 811-08664).

c.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on September 12, 2013 (File Nos. 333-183050 and 811-08664).

d.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3, filed on April 22, 2014 (File Nos. 333-183050 and 811-08664).

e.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on September 11, 2014 (File Nos. 333-183050 and 811-08664).

f.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 01/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5, filed on December 22, 2014 (File Nos. 333-183050 and 811-08664).

g.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6, filed on April 21, 2015 (File Nos. 333-183050 and 811-08664).

h.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on September 24, 2015 (File Nos. 333-183050 and 811-08664).

i.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on April 19, 2016 (File Nos. 333-183050 and 811-08664).

j.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 15, 2016 (File Nos. 333-183050 and 811-08664).

k.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 10, filed on April 18, 2017 (File Nos. 333-183050 and 811-08664).

l.
Form of the Perspective II Variable and Fixed Annuity Application (V7173 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 11, filed on September 19, 2017 (File Nos. 333-183050 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

26.	Organizational Chart, attached hereto.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

James J. Scanlan 1 Corporate Way Lansing, MI 48951	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President & Director

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Distribution Officer

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Senior Vice President

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President, Chief Risk Officer & Director

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President & Deputy General Counsel

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Administration Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President & Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott Golde 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President & Group Chief Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

William R. Schulz 1 Corporate Way Lansing, MI 48951	Vice President

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26, attached hereto.

Item 27. Number of Contract Owners as of February 28, 2019

All Perspective II Contracts:

Qualified - 102,283
Non-Qualified - 54,467

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 23rd day of April, 2019.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 23, 2019
Michael I. Falcon, President and Director

*	April 23, 2019
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 23, 2019
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 23, 2019
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	April 23, 2019
Kenneth H. Stewart, Senior Vice President and Director

*	April 23, 2019
Morten N. Friis, Director

*	April 23, 2019
Dennis J. Manning, Chairman and Director

*	April 23, 2019
James J. Scanlan, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael I. Falcon, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, and 333-228802), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of January, 2019.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

26.	Organizational Chart.